Registration No. 333-89488

& 811-21111

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 19	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 20	☒

THRIVENT VARIABLE ANNUITY ACCOUNT I

(Exact Name of Registrant)

THRIVENT FINANCIAL FOR LUTHERANS

(Name of Depositor)

625 Fourth Avenue South, Minneapolis, Minnesota 55415

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: 920-628-2347

NAME AND ADDRESS OF AGENT FOR SERVICE

Cynthia K. Mueller

4321 North Ballard Road

Appleton, WI 54919

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on April 30, 2015 pursuant to paragraph (b) (1) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

TITLE OF SECURITIES BEING REGISTERED

Interest in a separate account under flexible premium deferred variable annuity contracts.

THRIVENT VARIABLE ANNUITY ACCOUNT I

PROSPECTUS

FOR

FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

ISSUED BY THRIVENT FINANCIAL FOR LUTHERANS

Service Center:	Corporate Office:
4321 North Ballard Road	625 Fourth Avenue South
Appleton, WI 54919-0001	Minneapolis, MN 55415-1665
Telephone: 800-847-4836	Telephone: 800-847-4836
E-mail: mail@thrivent.com	E-mail: mail@thrivent.com
Facsimile: 800-225-2264

This Prospectus describes an individual flexible premium deferred variable annuity contract (the “Contract”) (form # W-BC-FPVA) offered by Thrivent Financial for Lutherans (“Thrivent Financial,” “we,” “us” or “our”), a fraternal benefit society organized under Wisconsin law. It also describes the flexible premium variable annuity contract we began offering in 2002 (the “Prior Contract”) (form # W-BB-FPVA) and which is being replaced by the Contract. Appendix B to the Prospectus describes the differences between the Contract and the Prior Contract.

This prospectus also describes certain optional features, not all of which may be available at the time you are interested in purchasing your Contract; we reserve the right to prospectively restrict availability of certain optional features. We reserve the right to reject any applications, subject to any applicable nondiscrimination laws and to our own standards and guidelines.

We allocate premiums based on your designation to one or more Subaccounts of Thrivent Variable Annuity Account I (the “Variable Account”), to Fixed Period Allocations or to the Fixed Account. The assets of each Subaccount will be invested solely in a corresponding Portfolio of Thrivent Series Fund, Inc. (the “Fund”), which is an open-end management investment company (commonly known as a “mutual fund”). We provide the overall investment management for each of the Portfolios of the Fund, although some of the Portfolios are managed by an investment subadviser. The accompanying Prospectus for the Fund describes the investment objectives and attendant risks of the following Portfolios:

Thrivent Aggressive Allocation Portfolio

Thrivent Moderately Aggressive Allocation Portfolio

Thrivent Moderate Allocation Portfolio

Thrivent Moderately Conservative Allocation Portfolio

Thrivent Growth and Income Plus Portfolio

Thrivent Balanced Income Plus Portfolio

Thrivent Diversified Income Plus Portfolio

Thrivent Opportunity Income Plus Portfolio

Thrivent Partner Technology Portfolio

(subadvised by Goldman Sachs Asset Management, L.P.)

Thrivent Partner Healthcare Portfolio

(subadvised by Sectoral Asset Management Inc.)

Thrivent Natural Resources Portfolio

Thrivent Partner Emerging Markets Equity Portfolio

(subadvised by Aberdeen Asset Managers Limited)

Thrivent Real Estate Securities Portfolio

Thrivent Partner Small Cap Growth Portfolio

Thrivent Partner Small Cap Value Portfolio

(subadvised by T. Rowe Price Associates, Inc.)

Thrivent Small Cap Stock Portfolio

Thrivent Small Cap Index Portfolio

Thrivent Mid Cap Growth Portfolio

Thrivent Partner Mid Cap Value Portfolio

(subadvised by Goldman Sachs Asset Management, L.P.)

Thrivent Mid Cap Stock Portfolio

Thrivent Mid Cap Index Portfolio

Thrivent Partner Worldwide Allocation Portfolio

(subadvised by Aberdeen Asset Managers Limited,
Goldman Sachs Asset Management, L.P.,
Mercator Asset Management, LP,
Principal and Global Investors, LLC.)

Thrivent Partner All Cap Portfolio

(subadvised by Pyramis Global Advisors, LLC)

Thrivent Large Cap Growth Portfolio

Thrivent Partner Growth Stock Portfolio

(subadvised by T. Rowe Price Associates, Inc.)

Thrivent Large Cap Value Portfolio

Thrivent Large Cap Stock Portfolio

Thrivent Large Cap Index Portfolio

Thrivent High Yield Portfolio

Thrivent Income Portfolio

Thrivent Bond Index Portfolio

Thrivent Limited Maturity Bond Portfolio

Thrivent Money Market Portfolio

Additional information about us, the Contract and the Variable Account is contained in a Statement of Additional Information (“SAI”) dated April 30, 2015. That SAI was filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. You may obtain a copy of the SAI and all other documents required to be filed with the SEC without charge by calling us at 1-800-THRIVENT (1-800-847-4836), going online at thrivent.com, or by writing us at Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin, 54919-0001. In addition, the Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains the SAI and all other documents required to be filed with the SEC. The Table of Contents for the SAI may be found on Page 57 of this Prospectus. Definitions of special terms used in this Prospectus follow the Table of Contents.

An investment in the Contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Contract involves investment risk including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This Prospectus sets forth concisely the information about the Contract that a prospective investor ought to know before investing, and should be read and kept for future reference. We have not authorized anyone to provide you with information that is different.

The date of this Prospectus is April 30, 2015.

DEFINITIONS

Accumulated Value. The sum of the accumulated values for your Contract in Subaccounts, the Fixed Account, and Fixed Period Allocations on or before the Annuity Date.

Age. The Annuitant’s Issue Age increased by one on each Contract Anniversary.

Annuitant. The person(s) named in the Contract whose life is used to determine the duration of annuity payments involving life contingencies.

Annuity Date. The date when annuity income payments will begin if an Annuitant is living on that date.

Annuity Unit. A unit of measure which is used in the calculation of the second and each subsequent variable annuity payment.

Contract. The flexible premium deferred variable annuity contract offered by Thrivent Financial and described in this Prospectus.

Contract Anniversary. The same date in each succeeding year as the Date of Issue.

Contract Owner. The person who controls all the rights under the Contract while the Annuitant is alive. The Annuitant is the Contract Owner, unless another owner is named in the Contract application or the Contract is assigned to another person.

Contract Year. The period from one Contract Anniversary to the next. The first Contract Year will be the period beginning on the Date of Issue and ending on the first Contract Anniversary.

Date of Issue. Generally the date on which the application is signed.

Fixed Period Allocation. An allocation to the MVA Account for a specified allocation period for which the interest rate is guaranteed. Surrenders or transfers from a Fixed Period Allocation may be subject to a Market Value Adjustment.

Fund. Thrivent Series Fund, Inc., which is described in the accompanying prospectus.

General Account. The General Account is the general account of Thrivent Financial, which consists of all assets of Thrivent Financial other than those allocated to a Separate Account of Thrivent Financial.

Guaranteed Lifetime Withdrawal Benefit (GLWB). An optional rider that guarantees a minimum lifetime withdrawal amount even if the account is depleted.

Issue Age. The age of the Annuitant on his or her birthday nearest the Date of Issue.

Market Value Adjustment (MVA). A positive or negative adjustment to accumulated value in Fixed Period Allocations when amounts are surrendered from Fixed Period Allocations, except that no adjustments will be applied to surrenders from a Fixed Period Allocation within 30 days before the end of its allocation period.

Medallion Signature Guarantee. A stamp provided by a financial institution that verifies your signature. An eligible guarantor institution, such as a national bank, brokerage firm, commercial bank, trust company, credit union, or a savings association participating in the Medallion Signature Guarantee Program provides that service.

MVA Account. Market Value Adjustment Account is the account to which an investment in the Fixed Period Allocation is made.

Portfolio. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund.

DEFINITIONS

Qualified Plan. A retirement plan that receives favorable tax treatment under Section 401, 403, 408, or 408A or similar provisions of the Internal Revenue Code.

Return Protection Allocation (RPA). An optional benefit that allows you to allocate a set amount to an RP subaccount that guarantees a minimum Accumulated Value as guaranteed in your Contract for a duration of 7 or 10 years, depending upon your selection. As of December 20, 2012, Return Protection Allocations (RPAs) are no longer available for election under this contract. If you currently have an RPA, the guarantees associated with your benefit will continue through the end of your allocation period.

RP subaccount. A Subaccount that is chosen when implementing the Return Protection Allocation optional benefit.

Service Center. Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin 54919-0001, telephone, 1-800-THRIVENT (1-800-847-4836), or such other office as we may specify in a notice to the Contract Owner.

Subaccount. A subdivision of the Variable Account. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund.

Treasury Rate. The weekly average of the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Bulletin Release H.15. If this report is not available for any week, we will use the most recently reported week. If Treasury Rates are no longer available, we will use similar rates as approved by the insurance supervisory officials in the state in which the Contract was delivered.

Valuation Day. Each day the New York Stock Exchange is open for trading. The Valuation Day ends at the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time.

Valuation Period. The period of time from the determination of Accumulation and Annuity Unit Values on a Valuation Day to the determination of those values on the next Valuation Day.

Variable Account. Thrivent Variable Annuity Account I, which is a Separate Account of Thrivent Financial. The Subaccounts are subdivisions of the Variable Account.

Written Notice. A written request or notice provided by the Contract Owner and received in good order at our Service Center and satisfactory in form and content to Thrivent Financial.

FEE AND EXPENSE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. For a complete discussion of Contract fees and expenses, see Charges and Deductions.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. You pay no sales charge when you make additional investments in the Contract. No state premium taxes are deducted.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchase (as a percentage of purchase payments)	0%

Maximum Deferred Sales Load (as a percentage of excess amount surrendered)	7.00%[1]

Transfer Charge (after 12 free transfers per Contract Year)	$25[2]

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Periodic Fees and Expenses other than Fund Expenses
Annual Administrative Charge		$30	[3]

Annual Separate Account Expenses as a percentage of average Contract value	Contract Years
Maximum Mortality & Expense Risk Charge[4]	1-7	8+

Basic Death Benefit	1.25%	1.15%
Maximum Charges for Optional Benefit (based on benefits chosen)

Maximum Anniversary Death Benefit (MADB)	0.20%	0.20%

Premium Accumulation Death Benefit (PADB)	0.40%	0.40%

Earnings Addition Death Benefit (EADB)	0.25%	0.25%

MADB and PADB	0.50%	0.50%

MADB and EADB	0.35%	0.35%

PADB and EADB	0.55%	0.55%

MADB and PADB and EADB	0.65%	0.65%

Return Protection Allocation (RPA)[5]	0.75%	0.75%

MADB and RPA[5]	0.95%	0.95%

GLWB Risk Charge[6]	1.25%	1.25%
Maximum Total Separate Account Expenses[7]	2.50%	2.40%

Charges after the Annuity Date
Mortality and Expense Risk Charge (after annuitization)	1.25%
Commuted Value Charge (for surrender of settlement option)	0.25%	[8]

See Annuity Provisions in this prospectus for a discussion of these other charges.

The next table shows the minimum and maximum Total Annual Portfolio Operating Expenses charged by the Portfolios that you pay indirectly during the time you own the Contract. This table shows the range (minimum and maximum) of fees and expenses (including management fees and other expenses) charged by any of the Portfolios, expressed as an annual percentage of average daily net assets. The amounts are based on the arithmetic average of expenses paid in the year ended December 31, 2014, for all of the available Portfolios, adjusted to reflect anticipated changes in fees and expenses. With respect to new Portfolios, amounts are based on estimates for the current fiscal year. The amounts shown reflect expenses before any applicable expense reimbursement or fee waiver.

Total Annual Fund Operating Expenses[9]
	Maximum	Minimum
(expenses that are deducted from Fund assets, including management fees, and other expenses):	1.52%	0.26%

Each Subaccount of the Variable Account purchases shares of the corresponding Fund Portfolio at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Contract, and they may vary from year to year. More detail concerning the fees and expenses of the Portfolios is contained in the prospectus for the Fund.

If a Portfolio is structured as a “fund of funds,” total gross annual Portfolio expenses also include the fees associated with the Portfolios in which it invests. Because of this a Portfolio that is structured as a “fund of funds” may have higher fees and expenses than a Portfolio that invests directly in debt and equity securities. For a list of the “fund of funds” Portfolios available through the Contract, see the chart of portfolios available in the prospectus for the Fund.

Examples

The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Portfolio fees and expenses. The following two examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year and assumes both the minimum and the maximum fees and expenses of the Portfolios. Example 1 shows a Contract with a combination of features and portfolio ranges that yield the most expensive total cost. Example 2 shows the cost of a Contract with the most expensive optional feature and the corresponding range of portfolio options. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example 1: Contract with the MADB, PADB and EADB Optional Death Benefits10

	Years
	1	3	5	10
If you surrender your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$985	$1,552	$2,161	$3,910
Minimum Portfolio Expenses:	$867	$1,195	$1,560	$2,696
If you annuitize your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$985	$1,552	$1,869	$3,910
Minimum Portfolio Expenses:	$867	$1,195	$1,249	$2,696
If you do not surrender your Contract at end of the applicable time period with
Maximum Portfolio Expenses:	$345	$1,111	$1,899	$3,940
Minimum Portfolio Expenses:	$219	$736	$1,279	$2,726

Example 2: Contract with the GLWB Rider11

	Years
	1	3	5	10
If you surrender your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$971	$1,510	$2,091	$3,774
Minimum Portfolio Expenses:	$959	$1,474	$2,031	$3,655
If you annuitize your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$971	$1,510	$1,797	$3,774
Minimum Portfolio Expenses:	$959	$1,474	$1,735	$3,655
If you do not surrender your Contract at end of the applicable time period with
Maximum Portfolio Expenses:	$330	$1,067	$1,827	$3,804
Minimum Portfolio Expenses:	$317	$1,029	$1,765	$3,685

For more information, See Charges and Deductions in this prospectus and the prospectus for the Fund.

Notes to Fee and Expense Tables:

1 In each Contract Year, you may surrender without a surrender charge up to 10% of the Accumulated Value existing at the time the first surrender is made in a Contract Year; only the amount in excess of that amount (the “Excess Amount”) will be subject to a surrender charge. A surrender charge is deducted if a full or partial surrender occurs during the first seven Contract Years. The surrender charge is 7% during the first Contract Year and decreases by 1% each subsequent Contract Year. No surrender charge is deducted for surrenders occurring in Contract Years 8 and later. The surrender charge also will be deducted if the annuity payments begin during the first three Contract Years, except under certain circumstances as described in Surrender Charge (Contingent Deferred Sales Charge).

2 You are allowed 12 free transfers per Contract Year. Subsequent transfers (other than the Dollar Cost Averaging and Asset Rebalancing Programs) will incur a $25 transfer charge.

3 An annual administrative charge of up to $30 may apply to some Contracts. This charge is waived if (a) the Accumulated Value of the Contract on the Contract Anniversary is at least $15,000, (b) the sum of premiums paid on, less all surrenders made from, the Contract is at least $15,000, or (c) the sum of premiums paid less all surrenders made during the Contract Year just ended is at least $2,400. See Charges and Deductions—Annual Administrative Charge.

4 The table shows the guaranteed maximum risk charges for Contract Years 1-7 and later. We currently expect the risk charge for Contract Years 8 and later to be 0.15% less than the guaranteed charge shown in the table. On or after the Annuity Date, the risk charge will be 1.25%. See Charges and Deductions—Risk Charge. The risk charge for a Contract pending payout due to a death claim is based on the average daily net assets of the Variable Account and is equal to an annual rate of 0.95%.

5 The amount shown is based on the guaranteed charge for the Return Protection Allocation. The maximum expense charge is 0.75%. The current charge is 0.75%, except for a 10 year allocation period in the RP Moderately Conservative Allocation Subaccount which has a current charge of 0.50%. For a 10 year allocation period in the RP Moderately Conservative Allocation Subaccount made prior to January 9, 2012, the current charge is 0.75%. Return Protection Allocations (RPAs) are no longer available for election as of December 20, 2012. If you currently have an RPA, the guarantees associated with your benefit will continue through the end of your allocation period.

6 The amount shown is based on the guaranteed maximum charge for the GLWB Rider. The current charge is as follows: 1.25%, 1.25%, and 0.75% for the Moderately Aggressive, Moderate and Moderately Conservative Allocations, respectively.

7 The maximum total separate account expenses occur when the GLWB Rider is selected as an optional benefit.

8 If a payee under a settlement option elects to receive a lump sum instead of continuing payments, we will pay the commuted value of the future payments for the remaining guaranteed period. The commuted value is determined by using an interest rate that is 0.25% more than the interest rate used to determine the annuity payments.

9 Thrivent Financial has agreed to reimburse certain expenses other than the advisory fees for certain Portfolios. After taking these contractual and voluntary arrangements into account, the actual range (maximum and minimum) of total operating expenses charged by the Portfolios was between 1.40% to 0.19%. The reimbursements may be discontinued at any time. The amounts are based on the arithmetic average of expenses paid in the year ended December 31, 2014, for all of the available Portfolios, adjusted to reflect anticipated changes in fees and expenses. With respect to new Portfolios, amounts are based on estimates for the current fiscal year.

10 For this example, the following assumptions are used: 0.65% optional benefit charge, 1.25% mortality and expense risk charge (1.15% for years 8 through 10), and portfolio operating expenses ranging from 1.52% to 0.26%.

11 For this example, the following assumptions are used: 1.25% optional benefit charge, 1.25% mortality and expense risk charge (1.15% for years 8 through 10), and portfolio operating expenses ranging from 0.77% to 0.64%.

SUMMARY

Please see Definitions at the beginning of this Prospectus for definitions of several technical terms, which can help you understand details about your Contract. The Summary is an introduction to various topics related to the Contract. For more detailed information on each subject, refer to the appropriate section of this Prospectus.

The Contract

The Contract along with any riders, endorsements, amendments, application, and our Articles of Incorporation and Bylaws constitutes your entire agreement. See The Contracts.

This prospectus contains all material provisions of the Contract. Any variations are pursuant to state law. Provisions that vary by state law are specifically disclosed under applicable sections of The Contracts.

We issue individual flexible premium deferred variable annuity contracts. In order to purchase a Contract, you must submit an application to us through one of our financial representatives who is also a registered representative of Thrivent Investment Management Inc. We only offer the Contract to a member or to a person eligible for membership who is also applying for membership. The Contract may be sold to or in connection with retirement plans that may or may not qualify for special Federal tax treatment under the Internal Revenue Code. Annuity payments under the Contract are deferred until the Annuity Date.

The minimum acceptable initial premium is $5,000 unless your Contract is issued in connection with a Qualified Plan. If your Contract is issued in connection with a Qualified Plan, the minimum acceptable premium is $2,000 or $1,000 if electronic payments of $100/month are established. We may, at our discretion, waive this initial premium requirement. You may pay additional premiums under the Contracts, but we may choose not to accept any additional premium less than $50.

Exchange Program. From time to time, we may offer programs for certain variable annuities issued by Thrivent Financial or our affiliates, to be exchanged for the contract described in this prospectus. Such exchange offers will be made available only for contracts that have not yet started making annuity payments. Any new contract resulting from such exchange will have the same Issue Date as the Contract being exchanged only for purposes of calculating surrender charges, if applicable. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits and other guarantees that are provided by the contract you currently own to the benefits and guarantees provided by the new contract being offered. You should also compare the fees and charges of your current contract to the new contract being offered as they may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us and any such programs will comply with applicable law.

Allocation of Premiums. You may allocate premiums under the Contract to one or more of the Subaccounts of the Variable Account, the Fixed Account, or, if available, Fixed Period Allocations. Certain investment options may be unavailable in some states.

The Accumulated Value of the Contract in the Subaccounts and the amount of variable annuity payments will vary, primarily based on the investment experience of the Portfolios whose shares are held in the Subaccounts designated. The interest rate that applies to the Fixed Account or a Fixed Period Allocation depends upon the date of the allocation and the allocation period selected.

Optional Investment Programs. We offer optional Dollar Cost Averaging and Asset Rebalancing Programs. See The Contracts—Dollar Cost Averaging and The Contracts—Asset Rebalancing.

SUMMARY

Free Look Period. You have the right to return the Contract within 10 days after you receive it. (Some states require a longer free look period).

Return Protection Allocations. Return Protection Allocations (RPAs) are no longer available for election. If you currently have an RPA, the guarantees associated with your benefit will continue through the end of your allocation period.

Guaranteed Lifetime Withdrawal Benefit (GLWB). For an additional charge, a rider is available that guarantees a minimum lifetime withdrawal amount even if the account is depleted. Once you begin receiving benefits under the GLWB, you may not make subsequent premium payments. No GLWB withdrawals can be made under the benefit until or after the Annuitant reaches Age 62. The GLWB Withdrawal Period must begin on the Annuity Date if an election is not made on or before the Annuity Date.

Surrenders. If you request a surrender on or before the Annuity Date, we will pay to you all or part of the Accumulated Value of a Contract after making any Market Value Adjustment to amounts in Fixed Period Allocations and deducting any applicable surrender charge or taxes. Partial surrenders must be for at least $200 and must not reduce the remaining Accumulated Value in the Contract to less than $1,000. Under certain circumstances the Contract Owner may make surrenders after the Annuity Date.

Transfers. On or before the Annuity Date, you may request the transfer of all or a part of your Contract’s Accumulated Value to or from the Subaccounts, the Fixed Account, or Fixed Period Allocations. Transfers to and from the RP Subaccounts are subject to the requirements for Return Protection Allocations. Transfers are restricted when the GLWB is present on the contract. You may request 12 free transfers per Contract Year. After the Annuity Date, you may change the percentage allocation of variable annuity payments among the available Subaccounts up to 12 times per Contract Year. However, you may no longer transfer out of the Fixed Account after the Annuity Date. Subsequent transfers (other than the Dollar Cost Averaging and Asset Rebalancing Programs) will incur a $25 transfer charge. We reserve the right to limit the number of transfers you make in any Contract Year. See The Contracts—Transfers of Accumulated Value for more details, including the restrictions on transfers.

Death Benefits. The Contract offers a Basic Death Benefit if the Annuitant dies before the Annuity Date. After the Annuity Date, amounts payable, if any, depend upon the terms of the settlement option. In addition, for an additional charge, you may purchase any combination of three optional death benefits which may increase the death benefit if the Annuitant dies before the Annuity Date:

♦	the Maximum Anniversary Death Benefit;

♦	the Premium Accumulation Death Benefit; or

♦	the Earnings Addition Death Benefit.

These optional benefits are not available in all states.

These optional benefits are not available with the GLWB.

A GLWB Survivor Benefit is available if you purchase the GLWB. Under this benefit, a surviving beneficiary may elect to receive the GLWB benefits or the standard death benefits. See The Contracts—Guaranteed Lifetime Withdrawal Benefits (GLWB) Rider for more details.

See The Contracts—Death Benefit Before the Annuity Date and The Contracts—Optional Death Benefit.

Annuity Provisions

You may select an annuity settlement option or options, and may select whether payments are to be made on a fixed or variable basis. See Annuity Provisions for more details.

SUMMARY

Federal Tax Status

For a description of the federal income tax status of annuities, see Federal Tax Status—Taxation of Annuities in General. Generally, a distribution from a Contract before the taxpayer attains age 59 1/2 will result in a penalty tax of 10%

of the amount of the distribution which is included in gross income. Death proceeds paid to beneficiaries are also subject to income tax.

Condensed Financial Information

Condensed financial information derived from the financial statements of the Variable Account is contained in Appendix A.

THRIVENT FINANCIAL AND THE VARIABLE ACCOUNT

Thrivent Financial

We are a fraternal benefit society owned by and operated for our members. We were organized in 1902 under Wisconsin law, and we are in compliance with Internal Revenue Code Section 501(c)(8). We are currently licensed to transact life insurance business in all 50 states and the District of Columbia.

We are subject to regulation by the Office of the Commissioner of Insurance of the State of Wisconsin as well as by the insurance regulators of all the other states and jurisdictions in which we do business. We submit annual reports on our operations and finances to insurance officials in such states and jurisdictions. The forms of Contracts described in this Prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Contracts are sold. We are also subject to certain Federal securities laws and regulations.

The Variable Account

The Variable Account is a separate account of ours, which became available on October 31, 2002. The Variable Account meets the definition of a “separate account” under the federal securities laws. We have caused the Variable Account to be registered with the Securities and Exchange Commission (the “SEC”) as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). This registration does not involve supervision by the SEC of the management or investment policies or practices.

We own the assets of the Variable Account, and we are not a trustee with respect to such assets. However, the Wisconsin laws under which the Variable Account is operated provide that the Variable Account shall not be chargeable with liabilities arising out of any other business we may conduct. The Variable Account will be fully funded at all times for the purposes of federal securities laws. We may transfer to our General Account assets of the Variable Account which exceed the reserves and other liabilities of the Variable Account.

Income and realized and unrealized gains and losses from each Subaccount of the Variable Account are credited to or charged against that Subaccount without regard to any of our other income, gains or losses. We may accumulate in the Variable Account the charge for expense and mortality risk, mortality gains and losses and investment results applicable to those assets that are in excess of net assets supporting the Contracts.

INVESTMENT OPTIONS

Variable Investment Options and the Subaccounts

You may allocate the premiums paid under the Contract and transfer the Contract’s Accumulated Value to the Subaccounts of the Variable Account. We invest the assets of each Subaccount in a corresponding Portfolio of the Fund. Note that the italicized Portfolios below are “fund of funds;” which are comprised of investments in other Portfolios within the Fund. The Subaccounts and the corresponding Portfolios are listed below. If you chose the Return Protection Allocation, your investment options were limited based on the date the allocation period was selected. With the Guaranteed Lifetime Withdrawal Benefit, you are limited in your investment options.

With the Guaranteed Lifetime Withdrawal Benefit, you are limited in your investment options based on the timing of your Contract purchase and the current allocation of premiums. As of July 24, 2014, the only investment option available is the Thrivent Moderately Conservative Allocation Subaccount. Contracts with premiums allocated to the Thrivent Moderately Aggressive Allocation Subaccount and Thrivent Moderate Allocation Subaccount may continue to allocate premiums into these previously available investment options as long as you do not transfer the Accumulated Value out of those Subaccounts. See The Contract—Return Protection Allocations and The Contract—Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider.

Subaccount	Corresponding Portfolio
Thrivent Aggressive Allocation Subaccount	Thrivent Aggressive Allocation Portfolio
Thrivent Moderately Aggressive Allocation Subaccount	Thrivent Moderately Aggressive Allocation Portfolio
Thrivent Moderate Allocation Subaccount	Thrivent Moderate Allocation Portfolio
Thrivent Moderately Conservative Allocation Subaccount	Thrivent Moderately Conservative Allocation Portfolio
Thrivent Growth and Income Plus Subaccount	Thrivent Growth and Income Plus Portfolio
Thrivent Balanced Income Plus Subaccount	Thrivent Balanced Income Plus Portfolio
Thrivent Diversified Income Plus Subaccount	Thrivent Diversified Income Plus Portfolio
Thrivent Opportunity Income Plus Subaccount	Thrivent Opportunity Income Plus Portfolio
Thrivent Partner Technology Subaccount	Thrivent Partner Technology Portfolio
Thrivent Partner Healthcare Subaccount	Thrivent Partner Healthcare Portfolio
Thrivent Natural Resources Subaccount	Thrivent Natural Resources Portfolio
Thrivent Partner Emerging Markets Equity Subaccount	Thrivent Partner Emerging Markets Equity Portfolio
Thrivent Real Estate Securities Subaccount	Thrivent Real Estate Securities Portfolio
Thrivent Partner Small Cap Growth Subaccount	Thrivent Partner Small Cap Growth Portfolio
Thrivent Partner Small Cap Value Subaccount	Thrivent Partner Small Cap Value Portfolio
Thrivent Small Cap Stock Subaccount	Thrivent Small Cap Stock Portfolio
Thrivent Small Cap Index Subaccount	Thrivent Small Cap Index Portfolio
Thrivent Mid Cap Growth Subaccount	Thrivent Mid Cap Growth Portfolio
Thrivent Partner Mid Cap Value Subaccount	Thrivent Partner Mid Cap Value Portfolio
Thrivent Mid Cap Stock Subaccount	Thrivent Mid Cap Stock Portfolio
Thrivent Mid Cap Index Subaccount	Thrivent Mid Cap Index Portfolio
Thrivent Partner Worldwide Allocation Subaccount	Thrivent Partner Worldwide Allocation Portfolio
Thrivent Partner All Cap Subaccount	Thrivent Partner All Cap Portfolio
Thrivent Large Cap Growth Subaccount	Thrivent Large Cap Growth Portfolio
Thrivent Partner Growth Stock Subaccount	Thrivent Partner Growth Stock Portfolio
Thrivent Large Cap Value Subaccount	Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Subaccount	Thrivent Large Cap Stock Portfolio
Thrivent Large Cap Index Subaccount	Thrivent Large Cap Index Portfolio
Thrivent High Yield Subaccount	Thrivent High Yield Portfolio
Thrivent Income Subaccount	Thrivent Income Portfolio
Thrivent Bond Index Subaccount	Thrivent Bond Index Portfolio
Thrivent Limited Maturity Bond Subaccount	Thrivent Limited Maturity Bond Portfolio
Thrivent Money Market Subaccount	Thrivent Money Market Portfolio

INVESTMENT OPTIONS

There is no assurance that any portfolio will achieve its stated objective. For example, during extended periods of low interest rates, the yields of a Money Market Subaccount may become extremely low and possibly negative.

Each of the Portfolios has an investment objective as described below:

Thrivent Aggressive Allocation Portfolio. To seek long-term capital growth.

Thrivent Moderately Aggressive Allocation Portfolio. To seek long-term capital growth.

Thrivent Moderate Allocation Portfolio. To seek long-term capital growth while providing reasonable stability of principal.

Thrivent Moderately Conservative Allocation Portfolio. To seek long-term capital growth while providing reasonable stability of principal.

Thrivent Growth and Income Plus Portfolio. To seek income plus long-term capital growth.

Thrivent Balanced Income Plus Portfolio. To seek long-term total return through a balance between income and the potential for long-term capital growth.

Thrivent Diversified Income Plus Portfolio. To seek to maximize income while maintaining prospects for capital appreciation.

Thrivent Opportunity Income Plus Portfolio. To seek a combination of current income and long-term capital appreciation.

Thrivent Partner Technology Portfolio**. To seek long-term growth of capital.

Thrivent Partner Healthcare Portfolio. To seek long-term capital growth.

Thrivent Natural Resources Portfolio**. To seek long-term capital growth.

Thrivent Partner Emerging Markets Equity Portfolio. To seek long-term capital growth.

Thrivent Real Estate Securities Portfolio. To seek to provide long-term capital appreciation and high current income.

Thrivent Partner Small Cap Growth Portfolio**. To achieve long-term capital growth.

Thrivent Partner Small Cap Value Portfolio**. To seek long-term capital appreciation.

Thrivent Small Cap Stock Portfolio. To seek long-term capital growth.

Thrivent Small Cap Index Portfolio. To seek capital growth that tracks the performance of the S&P SmallCap 600 Index*.

Thrivent Mid Cap Growth Portfolio**. To achieve long-term growth of capital.

Thrivent Partner Mid Cap Value Portfolio**. To seek long-term capital appreciation.

Thrivent Mid Cap Stock Portfolio. To seek long-term capital growth.

Thrivent Mid Cap Index Portfolio. To seek total returns that track the performance of the S&P MidCap 400 Index*.

Thrivent Partner Worldwide Allocation Portfolio. To seek long-term capital growth.

Thrivent Partner All Cap Portfolio. To seek long-term growth of capital.

Thrivent Large Cap Growth Portfolio. To achieve long-term growth of capital.

Thrivent Partner Growth Stock Portfolio. To achieve long-term growth of capital and, secondarily, increase dividend income.

Thrivent Large Cap Value Portfolio. To achieve long-term growth of capital.

Thrivent Large Cap Stock Portfolio. To seek long-term capital growth.

INVESTMENT OPTIONS

Thrivent Large Cap Index Portfolio. To seek total returns that track the performance of the S&P 500* Index.

Thrivent High Yield Portfolio. To achieve a higher level of income, while also considering growth of capital as a secondary objective.

Thrivent Income Portfolio. To achieve a high level of income over the longer term while providing reasonable safety of capital.

Thrivent Bond Index Portfolio. To strive for investment results similar to the total return of the Barclays Capital Aggregate Bond Index.

Thrivent Limited Maturity Bond Portfolio. To seek a high level of current income consistent with stability of principal.

Thrivent Money Market Portfolio. To achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity.

* The S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Thrivent Financial for Lutherans (“Thrivent Financial”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Thrivent Financial. Thrivent Financial variable insurance products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, and of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Thrivent Financial variable insurance products or any member of the public regarding the advisability of purchasing variable insurance contracts generally or in the Thrivent Financial variable insurance contracts particularly or the ability of the S&P 500, S&P MidCap400, and S&P SmallCap600 Indexes to track general market performance. S&P Dow Jones Indices only relationship to Thrivent Financial with respect to the S&P 500, S&P MidCap400, and S&P SmallCap 600 Indexes is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500, S&P MidCap 400, and S&P Small Cap 600 Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to Thrivent Financial or the Thrivent Financial variable insurance products. S&P Dow Jones Indices have no obligation to take the needs of Thrivent Financial or the owners of the Thrivent Financial variable insurance products into consideration in determining, composing or calculating the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Thrivent Financial variable insurance products or the timing of the issuance or sale of the Thrivent Financial variable insurance contract or in the determination or calculation of the equation by which a Thrivent Financial variable insurance product is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Thrivent Financial variable insurance product. There is no assurance that investment products based on the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500, S&P MIDCAP 400, AND S&P SMALLCAP 600 INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THRIVENT FINANCIAL, OWNERS OF THE THRIVENT FINANCIAL VARIABLE INSURANCE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500, S&P MIDCAP 400, AND S&P SMALLCAP 600 INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THRIVENT FINANCIAL, OTHER THAN THE LICENSORS OR S&P DOW JONES INDICES.

INVESTMENT OPTIONS

We cannot assure that the Portfolios will achieve their respective investment objectives. You should periodically evaluate your allocation among the Subaccounts in light of current market conditions and the investment risks associated with investing in the various Portfolios of the Fund. A full description of the Portfolios, their investment objectives, policies, expenses, and risks and other aspects of the Fund’s operations is contained in the accompanying prospectus for the Fund, which should be carefully read in conjunction with this Prospectus.

Shares of the Fund are sold to other Portfolios of the Fund, to other insurance company separate accounts of ours and of our wholly owned subsidiary, Thrivent Life Insurance Company (“Thrivent Life”), and to retirement plans that we sponsor. The Fund may, in the future, create new Portfolios. It is conceivable that in the future it may be disadvantageous for both variable annuity separate accounts and variable life insurance separate accounts and for Thrivent Life and us to invest simultaneously in the Fund, although we do not foresee any such disadvantages to either variable annuity or variable life insurance contract owners. The Fund’s management intends to monitor events in order to identify any material conflicts between such Contract Owners and to determine what action, if any, should be taken in response. Material conflicts could result from, for example:

♦	Changes in state insurance laws;

♦	Changes in Federal income tax law;

♦	Changes in the investment management of the Fund, or

♦	Differences in voting instructions between those given by the Contract Owners from the different separate accounts.

If we believe the responses of the Fund to any of those events or conflicts insufficiently protects Contract Owners, we may take appropriate action on our own. Such action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences.

The Fund is registered with the SEC under the 1940 Act as an open-end management investment company (commonly called a “mutual fund”). That registration does not involve supervision by the SEC of the management or investment practices or policies of the Fund.

The Variable Account will purchase and redeem shares from the Fund at net asset value. Shares will be redeemed to the extent necessary for us to collect charges under the Contracts, to make payments upon surrenders, to provide benefits under the Contracts, or to transfer assets from one Subaccount to another Subaccount, the Fixed Account, or a Fixed Period Allocation as requested by Contract Owners. Any dividend or capital gain distribution received from a Portfolio of the Funds will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding Subaccount.

** The Thrivent Series Fund, Inc. Board of Directors has approved the mergers of the following Series Fund Portfolios (“Portfolios”) pending approval by their respective shareholders of record at a special shareholder meeting to be held on or about August 14, 2015. The mergers, if approved by the shareholders, would occur on or about August 21, 2015. The Portfolios and their corresponding Subaccounts will be closed as new investment elections after the close of business on May 21, 2015. If you already invest in one of the affected Subaccounts, you can continue to invest in the Subaccount until the merger has been completed.

Target Portfolio		Acquiring Portfolio
Thrivent Partner Small Cap Growth Portfolio	→	Thrivent Small Cap Stock Portfolio

Thrivent Partner Small Cap Value Portfolio	→	Thrivent Small Cap Stock Portfolio

Thrivent Mid Cap Growth Portfolio	→	Thrivent Mid Cap Stock Portfolio

Thrivent Partner Mid Cap Value Portfolio	→	Thrivent Mid Cap Stock Portfolio

Thrivent Natural Resources Portfolio	→	Thrivent Large Cap Stock Portfolio

Thrivent Partner Technology Portfolio	→	Thrivent Large Cap Growth Portfolio

INVESTMENT OPTIONS

Investment Management

We act as investment adviser for the Portfolios of the Fund, and we are a registered investment adviser under the Investment Advisers Act of 1940. We and the Fund have engaged the following investment subadvisers:

Subadviser	Portfolio Name
Goldman Sachs Asset Management, L.P.	Thrivent Partner Technology Portfolio
Sectoral Asset Management Inc.	Thrivent Partner Healthcare Portfolio
Aberdeen Asset Managers Limited	Thrivent Partner Emerging Markets Equity Portfolio
T. Rowe Price Associates, Inc.	Thrivent Partner Small Cap Value Portfolio
Goldman Sachs Asset Management, L.P.	Thrivent Partner Mid Cap Value Portfolio
Aberdeen Asset Managers Limited, Goldman Sachs Asset Management, L.P., Mercator Asset Management, LP, and Principal Global Investors, LLC.	Thrivent Partner Worldwide Allocation Portfolio
Pyramis Global Advisors, LLC	Thrivent Partner All Cap Portfolio
T. Rowe Price Associates, Inc.	Thrivent Partner Growth Stock Portfolio

We, as investment adviser, pay each of the above Subadvisers an annual fee for subadvisory services. Subadvisory fees are described fully in the Statement of Additional Information for the Fund.

Addition, Deletion, Combination, or Substitution of Investments

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If Portfolio shares of the Fund are no longer available for investment or if in our judgment further investment in any Portfolio should become inappropriate in view of the purposes of the Variable Account, we may redeem the shares, if any, of that Portfolio and substitute shares of another registered open-end management company. We will not substitute any shares attributable to a Contract interest in a Subaccount of the Variable Account without notice and prior approval of the SEC and state insurance authorities, to the extent required by applicable law.

We also reserve the right to establish additional Subaccounts of the Variable Account, each of which would invest in shares corresponding to a new Portfolio of the Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, we also may, in our sole discretion, establish new Subaccounts, combine two or more Subaccounts, or eliminate one or more Subaccounts if marketing needs, tax considerations or investment conditions warrant. Any new Subaccounts may be made available to existing Contract Owners on a basis to be determined by us.

If we deem it to be in the best interest of Contract Owners and Annuitants, and subject to any approvals that may be required under applicable law, the Variable Account may be operated as a management company under the 1940 Act, deregistered under that Act if registration is no longer required, or combined with other separate accounts of ours.

INVESTMENT OPTIONS

Fixed Account

On or before the Annuity Date, you may allocate the premiums paid under the Contract and transfers from the accumulated value in other investment options to the Fixed Account. After the Annuity Date, you may no longer transfer out of the Fixed Account. Any amounts allocated to the Fixed Account are invested with our General Account assets. Interest will be credited on premiums allocated to the Fixed Account and on amounts transferred to the Fixed Account from the date of allocation or transfer. The interest rate credited for a Contract with an optional death benefit will be 0.25% lower than the interest rate credited for a Contract without any optional death benefits. The initial interest rate for each such allocation or transfer is guaranteed for 12 months, and subsequent interest rates will not change more frequently than every 12 months. Interest will be compounded daily and will never be less than the Fixed Account Guaranteed Interest Rate shown in your Contract. The last-in, first-out accounting method will be used for partial surrenders, transfers, annual administrative charges, and transfer charges.

Fixed Period Allocations and the Market Value Adjustment Account

You may allocate the premiums paid under the Contract and transfers from the accumulated value in other investment options to the Fixed Period Allocations. Fixed Period Allocations are invested in a non-unitized separate investment account of ours, the Market Value Adjustment Account (“MVA Account”). Each such allocation or transfer must be at least $1,000 and will be a separate Fixed Period Allocation. For each amount allocated or transferred to a Fixed Period Allocation, you select an allocation period then offered by us. We may not offer any Fixed Period Allocations during some periods of time. The interest rate that applies to a Fixed Period Allocation depends upon the date of the allocation and the duration selected. Interest will be credited on Fixed Period Allocations from the date of allocation or transfer and will be guaranteed for the entire period. Interest will be compounded daily and the effective annual interest rate will never be less than the Fixed Period Allocation Minimum Guaranteed Interest Rate shown in your Contract. Accumulated Value which is surrendered from a Fixed Period Allocation more than 30 days before the end of its allocation period is subject to a Market Value Adjustment (“MVA”).

At the end of an allocation period for a Fixed Period Allocation, if the amount allocated to that Fixed Period Allocation is at least $1,000, it will be applied on the expiration date as a new Fixed Period Allocation, unless, prior to the expiration date, you give us Written Notice or notice by telephone (if we receive proper authorization from you) to surrender or transfer that amount. The allocation period will be the same as for the period just ended, provided that the period does not extend beyond the Annuity Date and that it is still offered by us. Otherwise, the allocation period will be the longest period then offered by us that does not extend beyond the Annuity Date. If the amount of the allocation is less than $1,000 or if all allocation periods then offered would extend beyond the Annuity Date, the amount of that Fixed Period Allocation will be transferred to the Thrivent Money Market Subaccount. We will notify you at least 30 days before the end of an allocation period for a Fixed Period Allocation. The first-in first-out accounting method will be used for surrenders and transfers from Fixed Period Allocations.

Market Value Adjustment

A MVA will apply to any portion of an amount in a Fixed Period Allocation that is surrendered more than 30 days before the end of its allocation period. The adjustment may increase or decrease the amount surrendered. The adjustment is determined by multiplying the total amount surrendered times:

(n/12) (1 + i)/(1 + j + .0025) -1

where:

i is the Treasury Rate for the week prior to the date of allocation for a maturity equal to the Fixed Period Allocation from which the surrender is made;

INVESTMENT OPTIONS

j is the Treasury Rate for the week prior to the date of surrender for a maturity equal to the number of whole months remaining in that allocation period, but if fewer than 12 months remain, we will use the Treasury Rate for a maturity of one year; and

n is the whole number of months remaining in that allocation period.

If a Treasury Rate is not available for a maturity of “n” months, then “j” will be determined by linear interpolation of rates for maturity periods closest to “n” months. If Treasury Rates are no longer available, we will use similar rates as approved by the Insurance Department of the state in which your Contract was issued.

MVAs will be applied before any surrender charges. We guarantee that MVAs will not reduce interest earned on amounts allocated to Fixed Period Allocations to less than an effective annual rate, compounded daily, equal to the Fixed Period Allocation Minimum Guaranteed Interest Rate shown in your Contract. Any increase in accumulated value to effect this guarantee will be calculated upon a total transfer or surrender from all Fixed Period Allocations. This increase will be transferred to the Thrivent Money Market Subaccount for any such transfer or will be included in the surrender amount for any such surrender. For any surrender after which there remains accumulated value in any Fixed Period Allocation, the full MVA will be applied.

As an example to illustrate the operation of the MVA formula, assume that a net withdrawal of $20,000 is requested from a seven-year Fixed Period Allocation with 60 months remaining in the Fixed Period Allocation. Assume also that the seven-year Treasury Rate for the week prior to the date you made an allocation to that seven-year Fixed Period Allocation was 9% and the five-year Treasury Rate for the week prior to the date of surrender or transfer of that seven-year Fixed Allocation Period is 9.25%. Under the formula, “i” is equal to 9%, “j” is equal to 9.25%, and “n” is equal to 60. To calculate the MVA, we divide the sum of 1.00 and “i”, 1.09, by the sum of 1.00 and “j” and .0025, or 1.095. The resulting figure, .995434, is then taken to the fifth, or “n”/12th power. From this amount, ..977377, 1 is subtracted and the resulting figure, -.022623, is multiplied by an amount ($20,463) that will net $20,000 after application of the MVA of -$463. Since this figure is a negative number, the amount is subtracted from the remaining Fixed Period Allocation value. If “j” had been 8% instead of 9.25%, the MVA would have been +$678, which amount would have been added to the remaining Fixed Period Allocation value.

For Indiana and New York contracts the Market Value Adjustment is determined by multiplying the amount surrendered by:

(n/12) (1 + i)/(1 + j) -1

Additional Information about the Fixed Account and the MVA Account

Because of exemptive and exclusionary provisions, interests in the Fixed Account and the MVA Account have not been registered under the Securities Act of 1933 (“1933 Act”), and neither the Fixed Account nor the MVA Account is registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). Accordingly neither the Fixed Account, the MVA Account, nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures regarding the Fixed Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements in prospectuses. We have been advised that the staff of the Securities and Exchange Commission has not reviewed disclosure relating to the Fixed Account or the MVA Account. Contract Owners have no voting rights in the Variable Account with respect to Fixed Account or Fixed Period Allocation values.

RISKS

This annuity has some risks which may include the following:

♦	The investment options you choose may lose value, and the Accumulated Value of your contract can go down;

♦	Depending on the contract features you select, your investment options may be limited;

♦	This annuity has liquidity risk because a surrender charge may apply to full or partial surrenders made during the surrender charge period;

♦	In addition to taxes on gain, there may be a tax penalty if you withdraw money from the annuity prior to age 59 1/2;

♦

If you elect a Settlement Option, you will only receive periodic annuity payments as frequently as you selected. There is a risk that your annuity payments will not keep pace with your personal expenses. If you choose a life income with no guaranteed period, there is a risk that you will die prematurely and no death proceeds will be paid to your beneficiaries.

THE CONTRACT

Purchasing a Contract

You purchase a Contract by submitting an application to us through one of our financial representatives who is also a registered representative of Thrivent Investment Management Inc. Contracts are offered to members and people eligible for membership. This prospectus contains all material provisions of the Contract and any variations are pursuant to state law. In your application you select the features of your Contract, including:

♦

The amount of your initial premium. This premium must be at least $5,000 unless your Contract is issued in connection with a Qualified Plan. If your Contract is issued in connection with a Qualified Plan, the minimum acceptable premium is $2,000 or $1,000 if electronic payments of $100/month are established.

♦	How you want your premiums allocated among the Subaccount(s), the Fixed Account, and/or Fixed Period Allocations. We reserve the right to limit the number of allocations to subaccounts.

♦	Whether you want to add the Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider.

♦	Whether you want an optional death benefit.

♦	The beneficiary or beneficiaries you want to receive the benefit payable upon the death of the Annuitant.

♦

Premium amounts of $1 million or greater will require prior approval, and we reserve the right to limit the total amount of all premiums paid on the Contract to $1 million. We reserve the right to decline future applications if the premium on an owner’s and/or annuitant’s Contract is $1 million or greater.

From time to time, we may offer programs for certain variable annuities issued by Thrivent Financial or our affiliates, to be exchanged for the contract described in this prospectus. Such exchange offers will be made available only for contracts that have not yet started making annuity payments. Any new contract resulting from such exchange will have the same Issue Date as the Contract being exchanged only for purposes of calculating surrender charges, if applicable. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits and other guarantees that are provided by the contract you currently own to the benefits and guarantees provided by the new contract being offered. You should also compare the fees and charges of your current contract to the new contract being offered as they may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us and any such programs will comply with applicable law.

Processing Your Application

We will process your application when we receive it. Your Contract’s Date of Issue is generally the date you sign the application. If we determine that the application is not in good order, we will attempt to complete it within five business days. If the application is not complete at the end of this period, we will tell you the reason for the delay and we will return the initial premium unless you specifically consent to our keeping it until the application is complete.

Allocation of Premiums

At the end of the Valuation Period during which we approve your application, we will allocate your initial premium among the Subaccount(s), the Fixed Account, and/or Fixed Period Allocations according to your application. Any amount of your initial premium which you allocate to a Subaccount will be credited to your Contract with a number of Accumulation Units of that Subaccount based on the Subaccount’s Accumulation Unit Value at the end of that Valuation Period. Subsequent allocations to a Subaccount will be credited with a number of Accumulation Units of that Subaccount based on the Subaccount’s Accumulation Unit Value at the end of the Valuation Period when the allocation is made. See Subaccount Valuation.

THE CONTRACT

The allocation percentages that you select must be in whole numbers and their sum must be 100%. We reserve the right to adjust allocation percentages to eliminate fractional percentages. Premiums that you pay after the initial premium are allocated at the end of the Valuation Period in which we receive them using the allocation percentages specified in your application. You may change the allocation percentages for future premiums without charge and at any time by giving us Written Notice or by telephone if you have that authorization. Unless specifically designated otherwise, any change will apply to all future premiums unless you request another change.

If you add the GLWB Rider, you must allocate 100% of the Accumulated Value to one eligible Subaccount (see GLWB Rider). Premiums may only be paid during the GLWB Waiting period. The minimum Accumulated Value necessary to add the GLWB Rider is $25,000.

The minimum you may allocate to a Fixed Period Allocation is $1,000. If you allocate an amount less than $1,000 to a Fixed Period Allocation, we will allocate that amount to the Thrivent Money Market Subaccount.

The values in the Subaccounts of the Variable Account will vary with the investment experience of the corresponding Portfolios. You bear the entire investment risk of the amounts allocated to Subaccounts of the Variable Account. You should periodically review your allocations of premiums in light of market conditions and your overall financial objectives.

Free Look Period

After you receive your Contract, you have a “free look” period of 10 calendar days (some states require a longer free look period, which will be indicated in your Contract) to decide if you want to keep it. If you decide to cancel the Contract within the free look period, you may do so by returning the Contract and providing Written Notice of cancellation to our Service Center or a financial representative. Once we receive the Contract and notice of cancellation, we will cancel the Contract and refund to you an amount equal to the Accumulated Value. The Accumulated Value may be more or less than your premium payment depending upon the investment performance. This means you bear the risk of any decline in your Accumulated Value until we receive your Contract and notice of cancellation. However, in certain states we must return your premium payment, if greater.

In addition to the “free look” period described, if your Contract is an IRA and you revoke it within 7 days after initially receiving the IRA disclosure, we will refund all premiums that you have paid regardless of the state in which the Contract was issued.

Accumulated Value of Your Contract

On or before the Annuity Date, your Contract’s value is expressed as its Accumulated Value. Your Contract’s Accumulated Value is the sum of the accumulated values in Subaccounts, the Fixed Account, and Fixed Period Allocations.

Your Contract’s Accumulated Value will reflect the investment experience of the chosen Subaccounts, any amount of value in the Fixed Account, any amount in Fixed Period Allocations, any premiums that you pay, any surrenders you make, and any charges we assess in connection with the Contract. There is no guaranteed minimum Accumulated Value, and, because a Contract’s Accumulated Value on any future date depends upon a number of variables, it cannot be predetermined.

Subaccount Valuation

On any Valuation Day, the accumulated value of your investment in a Subaccount is equal to the number of Accumulation Units attributable to that Subaccount multiplied by the Accumulation Unit Value for that Subaccount. On any day that is not a Valuation Day,

THE CONTRACT

the accumulated value for a Subaccount will be determined on the next Valuation Day.

Accumulation Units. Transactions in and out of a Subaccount are made by crediting or reducing the number of Accumulation Units of the Subaccount in your Contract.

We credit your Contract with Accumulation Units of a Subaccount when:

♦	You allocate premiums to that Subaccount;

♦	You transfer Accumulated Value into that Subaccount from another Subaccount, the Fixed Account, or a Fixed Period Allocation;

♦	Your spouse is the sole beneficiary and elects to continue the Contract after your death, and the excess of the death benefit over the Accumulated Value is allocated to the Subaccount; or

♦	The amount necessary to satisfy a return protection guarantee is added to the Subaccount.

We reduce the Accumulation Units in a Subaccount when:

♦	You transfer Accumulated Value out of that Subaccount into another Subaccount, the Fixed Account, or a Fixed Period Allocation;

♦	You make a surrender from that Subaccount;

♦	Transfer charges are applied against the Subaccount; or

♦	The annual administrative charge is applied to the Subaccount.

Accumulation Unit Value. For each Subaccount, there are multiple accumulation unit values, depending upon the different risk charges assessed against the Contracts participating in that Subaccount. A risk charge varies depending on the feature(s) selected. A Subaccount’s Accumulation Unit Value for your Contract is the unit price that is used whenever we credit or reduce Accumulation Units of the Subaccount. Accumulation Unit Values may increase or decrease at the end of each Valuation Period. We re-determine the Accumulation Unit Value for each Subaccount at the end of each Valuation Period. At the end of each Valuation Period, the Accumulation Unit Value for a Subaccount is equal to (1) multiplied by (2) where:

(1)	Is the Accumulation Unit Value for that Subaccount at the end of the prior Valuation Period.

(2)	Is the Net Investment Factor for that Subaccount for that period.

Net Investment Factor. The Net Investment Factor for a Subaccount measures investment performance of that Subaccount. The Net Investment Factor for a Subaccount for a Valuation Period is determined by dividing (1) by (2) and then subtracting (3) where:

(1)	Is the sum of:

(a)	The net asset value per share of the corresponding Portfolio of the Subaccount at the end of the Valuation Period; plus

(b)	The per share amount of any dividend or capital gain distribution made by the Portfolio if the “ex-dividend” date occurs during the Valuation Period; plus or minus

(c)	A per share charge or credit for any taxes reserved that we determine to be a result of the investment operation of the Portfolio.

(2)	Is the net asset value per share of the corresponding Portfolio of the Subaccount at the end of the prior Valuation Period.

(3)	Is the factor representing the risk charges deducted from the Subaccount on a daily basis for the annual product expenses. Total product expenses will vary based on the optional benefits, if any, selected by you for your Contract. See Fee and Expense Tables for specific charges.

THE CONTRACT

Minimum Accumulated Value

We will terminate your Contract on any Contract Anniversary if the Accumulated Value before the deduction of any annual administrative charge is less than $600 and you have not paid a premium during the previous 36-month period. If you fail to pay at least that amount, we will terminate your Contract on the Contract Anniversary and pay you the remaining Accumulated Value.

Return Protection Allocations (RPA)

The RPA Benefit. Return Protection Allocations (RPAs) are no longer available for election under the Contract. If you currently have a Return Protection Allocation (RPA), the guarantees associated with your benefit will continue through the end of your allocation period.

RPA Benefits That Are No Longer Available. The prospectus Appendix C includes information on RPA allocation periods, subaccount options, and guarantees that we no longer offer to new allocations or renewals.

Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider

The Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider (the “Rider”) is an optional benefit that allows you to withdraw up to a guaranteed withdrawal amount (GWA) each Contract Year for as long as the Rider is in force. GWA payments are not subject to a surrender charge and may be withdrawn each Contract Year after the GLWB Calculation Date, described below. The GWA will vary based on the Age the Rider is added, the Age additional premium payments are made, and the length of time the Contract Owner waits to set guaranteed values. These factors determine the applicable Withdrawal Percentage and Benefit Base, described below, that are used to compute the GWA.

Generally, the longer the GLWB Rider is in place before you begin taking the GWA, the greater the GWA will be. The period of time before you begin taking the GWA is called the GLWB Waiting Period. See GLWB Waiting Period, below. The period of time after you begin taking the GWA is called the GLWB Withdrawal Period. See GLWB Withdrawal Period, below. The GWA will also be affected if you take Excess Partial Surrenders, which are surrender amounts in excess of the GWA in any Contract Year. See Effect of Excess Partial Surrenders, below.

The Rider also guarantees the return of the Accumulated Value on the Rider Date of Issue plus premiums added less adjustments for partial surrenders taken and charges deducted to the Contract Owner’s beneficiary if the Annuitant dies before the Annuity Date and before the foregoing guaranteed amount has been returned through guaranteed withdrawals. This guaranteed amount is called the GLWB Survivor Benefit and is subject to certain conditions. See GLWB Survivor Benefit, below.

We impose a GLWB Risk Charge for this benefit as a percentage of average daily Accumulated Value based on the Subaccount you choose. This charge will not exceed 1.25% and is in addition to the Contract’s Mortality and Expense Risk Charge. See GLWB Risk Charge, below. During the GLWB Withdrawal Period (described below), each Contract Year we will waive surrender charges provided your cumulative surrenders during a Contract Year do not exceed the GWA for that Contract Year or 10% of the Accumulated Value at the time the first partial surrender is made in that Contract Year.

Effective January 16, 2014, the GLWB Rider is only available for purchase at the time of Contract application, if the GLWB Rider is still being offered. If your Contract was issued prior to January 16, 2014, you may add the GLWB Rider after your Contract is issued, if the GLWB Rider is still being offered. At the Date of Issue of the Rider the Annuitant must be at least 50 years of age, and no more than 85 years of age. When the GLWB Rider is issued, the premium or the Accumulated Value of the Contract must be at least $25,000. We must provide prior approval before issuing

THE CONTRACT

a GLWB Rider if the premium or Contract’s Accumulated Value is equal to or greater than $1 million. We do not offer the GLWB Rider on Contracts with joint annuitants. The GLWB Rider is not available while any of the following optional benefits are in force:

♦	Maximum Anniversary Death Benefit;

♦	Premium Accumulation Death Benefit;

♦	Earnings Addition Death Benefit; or

♦	Return Protection Allocation.

If you do have any of the above benefits, they would have to be cancelled before we can issue the GLWB Rider. Neither Dollar Cost Averaging nor Asset Rebalancing is available if you have the GLWB Rider. You should carefully consider whether the absence or cancellation of these benefits is appropriate for you before electing the GLWB Rider.

If your Contract is used in a Qualified Plan or 403(b) Plan, you are subject to restrictions on withdrawals you may take prior to a triggering event and you should consult your tax or legal advisor prior to purchasing an optional guarantee, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see the Federal Tax Status section in the Prospectus. The GLWB Rider is not available within Inherited IRAs and certain employer-sponsored plans. We reserve the right to discontinue or modify our GLWB Rider offering at any time.

GLWB Waiting Period. The GLWB Waiting Period begins when the Rider is issued and continues until you establish your GLWB Calculation Date. During both the GLWB Waiting and Withdrawal Periods, we will compute the Benefit Base, which we use to calculate the amount of GWA. On the GLWB Rider Date of Issue, the Benefit Base is equal to the Accumulated Value. If the GLWB Rider is issued on the Contract’s Date of Issue, the Benefit Base will equal the initial premium into the Contract. Contracts issued prior to January 16, 2014, can add the GLWB Rider after the Contract is issued, if then available. The Benefit Base will equal the Accumulated Value on the Date the Rider is added. For GLWB Riders added on or after July 24, 2014, you must allocate all of your Accumulated Value to the following investment option:

♦	Thrivent Moderately Conservative Allocation Subaccount.

For GLWB Riders added on or after January 16, 2014 and on or before July 23, 2014, you must allocate all of your Accumulated Value to only one of the following investment options:

♦

Thrivent Moderate Allocation Subaccount (as long as you have elected to have premium allocated to this Subaccount on or before July 23, 2014, and do not transfer the Accumulated Value out of that Subaccount); or

♦	Thrivent Moderately Conservative Allocation Subaccount.

If the GLWB Rider was added on or before January 15, 2014, you must allocate all of your Accumulated

Value to only one of the following investment options:

♦

Thrivent Moderately Aggressive Allocation Subaccount (as long as you have elected to have premium allocated to this Subaccount on or before January 15, 2014, and do not transfer the Accumulated Value out of that Subaccount); or

♦

Thrivent Moderate Allocation Subaccount (as long as you have elected to have premium allocated to this Subaccount on or before July 23, 2014, and do not transfer the Accumulated Value out of that Subaccount); or

♦	Thrivent Moderately Conservative Allocation Subaccount

If the Date of Issue of the GLWB Rider is after the Contract’s Date of Issue, the Accumulated Value will be transferred on the Date of Issue of the Rider to the Subaccount elected by you. A Market Value Adjustment will apply to the Accumulated Value that is transferred from a Fixed Period Allocation more than 30 days before the end of its allocation period. The Market Value Adjustment may increase or decrease the amount transferred. See Investment Options—Fixed Period Allocations and the Market Value Adjustment Account for a description of the Market Value Adjustment.

While the GLWB Rider is in force, transfer to another Subaccount is restricted. Restrictions include:

♦	Allocation transfer must be 100% to another Allocation Subaccount (as outlined above as a permissible investment option).

THE CONTRACT

♦	Transfers may only be made if the Benefit Base is increased to equal the Accumulated Value on the Contract Anniversary in accordance with the Rider.

♦	The request to transfer must be made before the end of the valuation day by the 45th day after your Contract Anniversary.

Automatic transfers are not allowed while the GLWB Rider is in force.

Benefit Base during the GLWB Waiting Period. On each Contract Anniversary during the GLWB Waiting Period, the Benefit Base is ratcheted up to equal the Accumulated Value at the end of the prior day if such adjustment would increase the Benefit Base. If the Accumulated Value is less than the current Benefit Base, then the ratchet feature does not change the Benefit Base. The Benefit Base is increased by any premiums that we receive before the GLWB Calculation Date. However, no premiums can be paid within one year from any partial surrender.

During the GLWB Waiting Period, the Benefit Base is decreased in the event a partial surrender is taken or when the annual administrative charge is taken. The Benefit Base is decreased by the amount taken if the Benefit Base is less than or equal to the Accumulated Value. Otherwise, the Benefit Base is decreased by the same proportion that the Accumulated Value is decreased by the amount taken.

Example:

A $5,000 partial surrender is taken from a Contract in which the Accumulated Value is $90,000, but the Benefit Base is $100,000. The resulting Benefit Base would be calculated as follows:

[1- (5,000/90,000)] x 100,000 = $94,444.44

The Benefit Base on the Contract Anniversary that you elect to be the GLWB Calculation Date is adjusted as described above for any premiums allocated and partial surrenders made on or after that Contract Anniversary and before we receive notification of your election of the GLWB Calculation Date.

GLWB Withdrawal Period. The GLWB Waiting Period ends and the GLWB Withdrawal Period begins on the GLWB Calculation Date. To set your GLWB Calculation Date, you must notify us within 45 days after an eligible Contract Anniversary. An eligible Contract Anniversary is any Contract Anniversary on or after the Contract Anniversary the Annuitant reaches 62 years of age and on or before the Annuity Date. Once you provide the proper notification, the most recent Contract Anniversary date will become the GLWB Calculation Date. No further premiums will be accepted after you elect the GLWB Calculation Date. If you do not elect a GLWB Calculation Date before your Annuity Date, the GLWB Calculation Date will be the Annuity Date. Once the GLWB Calculation Date is set, the GWA is calculated. The calculation continues annually until the Rider terminates. No Annual Administrative Charge is deducted during this period.

Benefit Base during the GLWB Withdrawal Period. On any Contract Anniversary after we receive notice of your election of the GLWB Calculation Date and on or before the date that the Annuitant reaches Age 90, the Benefit Base is adjusted to equal the Accumulated Value at the end of the prior day if the adjustment will increase the Benefit Base. After we receive notice of your election of the GLWB Calculation Date, the Benefit Base will be reduced for GLWB Excess Surrenders, defined below, but will not be reduced by the amount of the GWA. The amount of the reduction is described below under Effects of partial surrenders during the GLWB Withdrawal Period.

Withdrawal Percentage. The Withdrawal Percentage is the percentage that is applied to the Benefit Base to determine the GWA. The initial Withdrawal Percentage is determined on the GLWB Calculation Date. The Withdrawal Percentage is based on the Annuitant’s Age

THE CONTRACT

at which each premium payment is made and the waiting period from the premium payment date until the GLWB Calculation Date. The initial Withdrawal Percentage is equal to the weighted average of each adjusted premium multiplied by the applicable Percentage Applied from the table below, as follows:

1)	the sum of adjusted premiums, each multiplied by its Percentage Applied shown in the table below; divided by

2)	the sum of adjusted premiums.

Annuitant’s Age on Date of Premium Allocation	Percentage Applied Full Contract Years from the Date of Premium Allocation to the GLWB Calculation Date
	0-4	5-9	10-14	15+
50-56	—	4.5%	5.0%	6.0%
57-61	4.0%	4.5	5.5	6.5
62-66	4.0	5.0	6.0	7.0
67-71	4.5	5.5	6.5	7.5
72-76	5.0	6.0	7.0	7.0
77-81	5.5	6.5	6.5	6.5
82+	6.0	6.0	6.0	6.0

Each premium payment will be assigned a Percentage Applied. The Withdrawal Percentage used to determine the GWA is calculated as the weighted average of the Percentages Applied.

For example, assume the Accumulated Value at the time the Rider is added is $100,000 and the Annuitant is age 62. Two years later at the Annuitant’s age 64, the Annuitant makes an additional premium of $50,000. Then at age 68, the Annuitant adds another $50,000 premium payment. The Annuitant decides to begin taking the GWA at age 72. From the chart above, the weighted Withdrawal Percentage would be:

[(100,000 x 6%) + (50,000 x 5%) + (50,000 x 4.5%)]	= 5.375%
200,000

For purposes of calculating the Withdrawal Percentage, adjusted premiums are determined by subtracting the amount of partial surrenders taken from premiums paid on a last-in, first-out basis at the time the partial surrender is taken. Generally, the Withdrawal Percentage will be higher if premiums are paid earlier and if partial surrenders are made later.

For example, if the Annuitant in the preceding example took a partial surrender of $10,000 at Age 63, and a partial surrender of $5,000 at age 69, the weighted Withdrawal Percentage would be:

[(90,000 x 6%) + (50,000 x 5%) + (45,000 x 4.5%)]	= 5.365%
185,000

In addition, premiums paid within the first three months after a Contract Anniversary will be treated as if they were allocated on that Contract Anniversary and at the Age on that Anniversary. All other premiums allocated during the GLWB Waiting Period will be treated as if they were allocated on the next Contract Anniversary after the date of allocation and at the Age on that Anniversary. This treatment of premiums is only for purposes of assigning the Percentage Applied to the adjusted premium amount.

For example, assume an Annuitant’s Contract Anniversary falls on May 1 of each year. If the Annuitant pays a premium on August 1 of the current year (i.e., within 3 months of the May 1 Contract Anniversary), that premium will be treated as if it were allocated on May 1 of that year and at the Age on that Contract Anniversary. If the Annuitant pays a premium on September 1 of the current year (i.e., more than 3 months after the May 1 Contract Anniversary), that premium will be treated as if it were allocated on May 1 of the following year at the Age on May 1 of the following year.

Guaranteed Withdrawal Amount (GWA). You will need to notify us when you want to begin taking the

THE CONTRACT

GWA. The GWA is the amount that can be withdrawn each Contract Year without a surrender charge. The GWA is determined on the GLWB Calculation Date and each Contract Anniversary thereafter. The GWA is equal to the Benefit Base (not to exceed $5 million) multiplied by the Withdrawal Percentage. The GWA may change from year to year depending on whether the Benefit Base was increased, as described above, or decreased as a result of GLWB Excess Surrenders. On any day that the Benefit Base is decreased during the GLWB Withdrawal Period, the GWA will be adjusted, effective as of the next Contract Anniversary, to equal (a) the lesser of the Benefit Base on that date or $5,000,000, multiplied by (b) the Withdrawal Percentage, and the GWA will decrease proportionately. On any Contract Anniversary that the Benefit Base has increased during the GLWB Withdrawal Period to equal the Accumulated Value in accordance with the Rider, the Withdrawal Percentage will be compared to the Withdrawal Percentages in the following table based on the current Age of the Annuitant. The larger of the two Withdrawal Percentages will become the new Withdrawal Percentage. The following table is based on your Age under your Contract.

Annuitant Age on Contract Anniversary	Attained Age Percentage Applied
67-71	4.50%
72-76	5.00%
77-81	5.50%
82-90	6.00%

The lesser of the increased Benefit Base or $5 million will be multiplied by the new Withdrawal Percentage to determine your new GWA. If the Benefit Base increases, your GWA will increase. Your GWA will not decrease unless your Benefit Base decreases. Any decrease in your GWA is effective on the following Contract Anniversary. No surrender charges will apply when partial surrenders are made during the GLWB Withdrawal Period except to the extent that total surrenders in a Contract Year exceed the greater of (a) the GWA, or (b) 10% of the Accumulated Value at the time of the first partial surrender in that Contract Year. Withdrawals of the GWA are taxed in the same manner as partial surrenders under the Contract. See Taxation of Partial and Full Surrenders.

Withdrawals after your Annuity Date. While the GLWB Rider is in force, beginning on the Annuity Date, you will be required to withdraw a minimum amount from your Contract each year called a Required Withdrawal Amount. While the GLWB Rider is in force, instead of paying the Annuity Income beginning on the Annuity Date according to the Contract, we will pay you an amount equal to the excess, if any, of the Required Withdrawal Amount over the sum of any partial surrenders you have taken during that Contract Year. The Required Withdrawal Amount is the greater of (a) your GWA, and (b) the Accumulated Value at the end of the prior Contract Year multiplied by the Amortization Factor for the Age in the current Contract Year. Amortization Factors will not exceed the factors shown in the table below:

Amortization Table Used after the Annuity Date
Age	Factor	Age	Factor
90	6.04%	101	10.40%
91	6.24	102	11.28
92	6.47	103	12.36
93	6.71	104	13.70
94	7.00	105	15.43
95	7.31	106	17.72
96	7.66	107	20.93
97	8.06	108	22.63
98	8.52	109	33.30
99	9.05	110	47.14
100	9.67	111+	52.63

Based on your circumstances, you may want to consider annuitizing rather than continuing the GLWB. Before the Annuity Date, you will be informed of your options to continue with the GLWB or to annuitize your contract. If you want the flexibility to increase your partial surrenders or if you want access to the Accumulated Value at any time, you may want to continue the GLWB. If you do not need this flexibility, you should consider annuitizing by electing a settlement option instead. Settlement options may provide higher guaranteed payments and longer guaranteed periods, depending on the option you select.

THE CONTRACT

If a Required Minimum Distribution (RMD) is defined for the Contract by Section 401(a)(9) of the Internal Revenue Code, then at the end of each calendar year, we will pay you an amount equal to the excess, if any, of the RMD determined by us for that calendar year over the sum of any partial surrenders you have taken during that calendar year.

Any amounts that we pay will be treated as partial surrenders under the Contract.

Effects of partial surrenders during the GLWB Withdrawal Period. If the sum of partial surrenders within a Contract Year exceeds the greatest of:

♦	the GWA for that Contract Year,

♦	the RMD for that calendar year, if any, as we determine for the Contract, or

♦	if that day is in a Contract Year that began in the prior calendar year, the RMD, if any, for the prior calendar year that we determine for this Contract;

this excess amount is a GLWB Excess Surrender. Any subsequent partial surrender taken within the same Contract Year in which a GLWB Excess Surrender is made will also be considered a GLWB Excess Surrender. A GLWB Excess Surrender affects the calculation of the Benefit Base. If the Benefit Base is less than or equal to the Accumulated Value, the Benefit Base is decreased by the amount of the GLWB Excess Surrender. If the Benefit Base is greater than the Accumulated Value, the Benefit Base is decreased by the same percentage as the Accumulated Value according to the following ratio:

a
b - (c-a)

Where:

a = GLWB Excess Surrender amount

b = Accumulated Value prior to surrender

c = partial surrender amount

No surrender charges will apply to partial surrenders made during the GLWB Withdrawal Period to the extent partial surrenders in a Contract Year do not exceed the greater of the GWA for that Contract Year, or 10% of the Accumulated Value at the time of the first partial surrender in a Contract Year.

GLWB Survivor Benefit. If the Annuitant dies during the GLWB Withdrawal Period and before the Annuity Date, the beneficiary may elect to receive the GLWB Survivor Benefit, if any, in lieu of any death proceeds under the Contract. If the Annuitant dies after the Annuity Date, the beneficiary may elect to receive the GLWB Survivor Benefit, if any, in lieu of the Accumulated Value of the Contract. The survivor should work with a financial representative to determine whether to take a lump sum standard death benefit, the fixed amount settlement option offered as the Survivor Benefit, or the commuted value of the Survivor Benefit. The beneficiary must notify us of their election to receive the GLWB Survivor Benefit within 60 days after we receive proof of death of the Annuitant. On the date the GLWB Rider is issued, the GLWB Survivor Benefit equals the Accumulated Value. Thereafter, the GLWB Survivor Benefit increases on a day we apply a premium by the amount of the premium, and decreases on a day in which a partial surrender or annual administrative charge is deducted by the amount of the partial surrender or administrative charge. However, if a GLWB Excess Surrender is taken, the GLWB Survivor Benefit is decreased as follows: if the GLWB Survivor Benefit is less than or equal to the Accumulated Value, the Benefit is decreased by the amount of the surrender; or, if the GLWB Survivor Benefit is greater than the Accumulated Value, the benefit is first decreased by the amount of the partial surrender that does not represent the GLWB Excess Surrender. The remaining amount is then decreased by the following ratio:

a
b - (c-a)

THE CONTRACT

Where:

a = GLWB Excess Surrender amount

b = Accumulated Value prior to surrender

c = partial surrender amount

We will pay the GLWB Survivor Benefit in equal amounts under a settlement agreement. Payments will continue until the sum of payments equals the GLWB Survivor Benefit. The payment period will not exceed the life expectancy of the beneficiary. If the Annuitant dies before the Annuity Date and the spouse of the Annuitant is the sole primary beneficiary, the surviving spouse may elect to continue the Contract as Annuitant and owner. At the time this election becomes effective, the Accumulated Value of the Contract and any excess of Death Proceeds over the Accumulated Value on that date will remain in the Subaccount in which the Accumulated Value was allocated at that time, but will no longer be subject to the GLWB Risk Charge. We account for this by crediting the surviving spouse with Subaccount accumulation units that are not subject to the GLWB Risk Charge in lieu of units that are subject to the Charge. This election results in a termination of the GLWB Rider. If the election to continue the Contract is not made within 60 days from the date we receive proof of death, the surviving spouse will be deemed to have elected to continue the Contract effective on the Exchange Date. This also results in the termination of the GLWB Rider. For Contracts issued prior to January 16, 2014, after a surviving spouse continues the Contract, the spouse can add the GLWB Rider if desired and if available. For Contracts issued on or after January 16, 2014, after a surviving spouse continues the Contract, the spouse can only add the GLWB Rider if the benefit existed on the Contract prior to the death and if available at that time. In both situations, the benefit will reset if the surviving spouse beneficiary adds the GLWB rider, and only the GLWB subaccount options available at that time can be chosen.

Termination of the GLWB Rider. You may terminate the GLWB Rider at any time provided it is at least two years after we issued the Rider. The termination will be effective on the date we receive Written Notice from you. The Rider also terminates at the earliest of any of the following events:

♦	the date of Contract termination;

♦	the date we receive satisfactory proof of the death of the Annuitant;

♦	the date you elect to receive annuity income under the Contract;

♦	the date during the GLWB Waiting Period that the sum of partial surrenders made and annual administrative charges deducted for this Contract exceeds the sum of premiums paid; or

♦	the date during the GLWB Withdrawal Period that the Benefit Base is reduced to zero.

If the Contract terminates because the GWA that is surrendered exceeds the Accumulated Value, we will continue to pay you the GWA each year for as long as the Annuitant is alive under a settlement agreement that we will issue. If the GLWB Rider terminates for reasons other than the termination of the entire Contract, the Accumulated Value will remain in the same Subaccount but will no longer be subject to the GLWB Risk Charge, unless you request a different allocation. We account for this by crediting you with Subaccount accumulation units that are not subject to the GLWB Risk Charge in lieu of units that are subject to the Charge. Once the GLWB Rider terminates, the GLWB Risk Charge will also cease. If the Rider terminates after the Annuity Date and there is Accumulated Value remaining, we will begin paying Annuity Income according to the Contract.

Death Benefit Before the Annuity Date

Your Contract provides for a death benefit if the Annuitant dies before the Annuity Date. After the Annuity Date, amounts payable, if any, depend upon

THE CONTRACT

the terms of the settlement option. The amount of the death benefit will be the sum of (1) and (2) where

(1)	Is the greatest of:

(a)	The Basic Death Benefit;

(b)	The Maximum Anniversary Death Benefit, if any; and

(c)	The Premium Accumulation Death Benefit, if any.

(2)	Is the amount of the Earnings Addition Death Benefit, if any.

We calculate the death benefit at the end of the Valuation Period during which we receive at our Service Center satisfactory proof of the death of an Annuitant. Any amount of the death benefit in excess of the Accumulated Value will be allocated to the Subaccounts, the Fixed Account, and Fixed Period Allocations according to the ratio of the accumulated value in each to the Accumulated Value of the Contract, except that any portion of the excess based on amounts in Fixed Period Allocations will be allocated to Thrivent Money Market Subaccount, and any portion of the death proceeds based on an RP subaccount will be allocated to the corresponding asset allocation Subaccount available without the return protection benefit that invests in the same Portfolio as the RP subaccount. Once calculated, death proceeds may continue to be subject to the investment experience of the Variable Account. When based on the investment experience of the Variable Account, death proceeds may increase or decrease daily and are not guaranteed for a minimum dollar amount. Only when the beneficiary provides the claim form and all claim requirements in good order will that beneficiary’s share of the death proceeds be removed from the market so that claim payment can be made. In the case of multiple beneficiaries, we must receive a completed form from each beneficiary. We process each claim independently. Surrender charges do not apply to death proceeds.

Example of calculation of death proceeds:

Harry died on June 20. Since the Contract’s issue date, Harry contributed a total of $300,000 of premium payments to his Contract and made no withdrawals. On June 25, we received proof of death. The current Accumulated Value of Harry’s Contract on that day was $275,000. The basic death benefit provides for an infusion to the Contract if the total premiums payments ever exceed the Accumulated Value when we receive satisfactory proof of death. We determined Harry’s basic death benefit by comparing the following:

Comparison Values
Total premiums paid	$300,000
Accumulated Value	$275,000

Basic Death Benefit	$300,000

Since the highest value is $300,000, an amount is infused into the Contract to bring the value of the contract up to $300,000 ($25,000 + $275,000 = $300,000). This amount equals the death proceeds.

Death Proceeds fluctuate daily and are not guaranteed as to minimum dollar amount. No proceeds are distributed until we receive the claim form in good order.

Example of Paying Death Proceeds to Beneficiaries:

On June 25, we received satisfactory proof of death; we determined that the death proceeds were $300,000 as of that day (30,000 accumulation units x $10 each). Harry’s two children are the beneficiaries and are entitled to  1/2 each (as a result, each one is entitled to 15,000 accumulation units). Beneficiaries submit their claim forms on different dates. As a result they receive the following:

Date	Beneficiary	Accumulation Unit Value	Death Claim Amount Received
July 10	Jenny	$11	15,000 x $11= $165,000
July 20	Garth	$9	15,000 x $9= $135,000

THE CONTRACT

Beneficiaries who are natural persons may elect to receive the death benefit in a lump sum or according to one of the settlement plans described in the Contract. See Annuity Provisions—Settlement Options.

Basic Death Benefit

A Basic Death Benefit is payable if the Annuitant dies before the Annuity Date. The Basic Death Benefit is equal to the greater of the Accumulated Value on that day and the adjusted sum of premiums determined as follows:

(1)	As of the day a premium is received by us, the sum is increased by the amount of that premium.

(2)	As of the day a partial surrender or annual administrative charge is taken, the sum is decreased by the same proportion as the Accumulated Value was decreased by that amount.

Death Benefit Options

Any additional death benefits options must be set up at the time of application. Additional death benefit options may not be added after the Contract is in force.

Additional Death Benefits are only payable if the Annuitant dies before the Annuity Date.

Death Benefit Options are not available if any Annuitant(s) Issue Age (age nearest) is 75 or more.

Maximum Anniversary Death Benefit. If you purchase this option, the Maximum Anniversary Death Benefit on any day on or before the Contract Anniversary on which the Annuitant attains Age 80 (or, if there are two Annuitants, the Contract Anniversary on which the older Annuitant attains Age 80) is the greatest of the Anniversary Death Benefits determined as of that day for each Contract Anniversary. The Anniversary Death Benefit for a Contract Anniversary is the Accumulated Value on that anniversary adjusted as follows for any premiums paid or amounts taken after that date:

(1)	As of the day a premium is received by us, the benefit is increased by the amount of that premium.

(2)	As of the day that a partial surrender or annual administrative charge is taken, the benefit is decreased by the same proportion as the Accumulated Value was decreased by that amount.

On any day after any Annuitant attains Age 80, the Maximum Anniversary Death Benefit is equal to the amount calculated above on the Age 80 Contract Anniversary adjusted as in (1) and (2) above for any premiums paid or amounts taken after that anniversary.

Premium Accumulation Death Benefit. If you purchase this option, the Premium Accumulation Death Benefit on any day on or before the Contract Anniversary on which the Annuitant attains Age 80 (or, if there are two Annuitants, the Contract Anniversary on which the older Annuitant attains Age 80) is the lesser of:

(1)	The accumulation at 5% effective annual interest (compounded daily) of the premiums received by us adjusted for any partial surrenders and annual administrative charges. As of the day that a partial surrender or annual administrative charge is taken, the accumulated premiums are decreased by the same proportion as the Accumulated Value was decreased by the amount taken; and

(2)	Two times the adjusted sum of the premiums determined for the Basic Death Benefit.

The Premium Accumulation Death Benefit on any date after any Annuitant attains Age 80 is equal to the sum of the amount calculated above on the Age 80 Contract

THE CONTRACT

Anniversary and any premiums received by us after that anniversary, adjusted as in (1) above for any partial surrenders or annual administrative charges taken after that anniversary.

This optional death benefit is not available for New York and Washington contracts.

Earnings Addition Death Benefit. If you purchase this option, the Earnings Addition Death Benefit on any day on or before the Contract Anniversary on which the Annuitant attains Age 80 (or, if there are two Annuitants, the Contract Anniversary on which the older Annuitant attains Age 80) will be 40% of the lesser of:

(1)	The adjusted sum of premiums determined for the Basic Death Benefit; and

(2)	The amount by which the Accumulated Value on that date exceeds the amount determined in clause (1) above.

On any day after any Annuitant attains Age 80, the Earnings Addition Death Benefit is equal to the amount calculated above on the Age 80 Contract Anniversary adjusted for any partial surrenders or annual administrative charges taken after that anniversary. As of a day that a partial surrender or annual administrative charge is taken, the amount calculated on the Age 80 Contract Anniversary is decreased by the same proportion as the Accumulated Value was decreased by the amount taken.

This optional death benefit is not available for New York and Washington contracts.

Death of an Owner Before the Annuity Date

If you are an owner, but not the Annuitant, you may name a successor owner who will become an owner of this contract at your death. If an owner who is not the Annuitant dies before any Annuitant and before the Annuity Date, we will pay the Cash Surrender Value to the surviving owners in proportion to each owner’s percentage of ownership. The Cash Surrender Value must be paid within five years of the owner’s death. If your successor owner is a natural person, he or she may select an annuity payment option. Payments must begin within one year of your death and must be made over a period that does not extend beyond the life or life expectancy of the successor owner, as applicable. If your spouse is the sole surviving owner, then the spouse may elect, in lieu of receiving the Cash Surrender Value, to continue this contract in force as owner.

Spouse Election to Continue the Contract

If an Annuitant dies before annuity payments begin and that Annuitant’s spouse is the sole primary beneficiary, he or she may, to the extent permitted by law, elect to continue the Contract in force, in which case the surviving spouse will become and be treated as the Annuitant and owner effective on the date that the death proceeds are calculated (“Exchange Date”). Any amount of death proceeds in excess of the Accumulated Value of the Contract will be allocated to the Subaccounts, the Fixed Account, and Fixed Period Allocations according to the ratio of the accumulated value in each to the Accumulated Value of the Contract, except that:

(1)	any portion of the increase based on amounts in a Fixed Period Allocation will be allocated to the Thrivent Money Market Subaccount; and

(2)	any portion of the increase based on an RP subaccount will be applied to a corresponding asset allocation Subaccount available without the return protection benefit that invests in the same Portfolio as the RP subaccount

(3)	the Accumulated Value of the Contract on the Exchange Date and any excess of Death Proceeds over the Accumulated Value on that date will be transferred from the GLWB subaccount to a Subaccount investing in the same underlying portfolio without the GLWB benefit.

If an election to receive death proceeds or to continue the Contract is not made within 60 days, the surviving

THE CONTRACT

spouse will be deemed to have elected to continue the Contract effective on the Exchange Date. The spouse will have 60 days from the date we receive proof of your death in which to elect to receive proceeds or to continue the Contract.

If the surviving spouse elects to continue the Contract, the Basic Death Benefit and any optional death benefits will be determined according to your Contract based on the Accumulated Value on the Exchange Date. In addition, if there was Dollar Cost Averaging of the Fixed Account on the Contract, this feature will continue on the Contract of the surviving spouse. For Contracts issued prior to January 16, 2014, after a surviving spouse continues the Contract, the spouse can add the GLWB Rider if desired and if available. For Contracts issued on or after January 16, 2014, after a surviving spouse continues the Contract, the spouse can only add the GLWB Rider if the benefit existed on the Contract prior to the death and if available at that time. In both situations, the benefit will reset if the surviving spouse beneficiary adds the GLWB rider, and only the GLWB subaccount options available at that time can be chosen.

If your Contract was issued in connection with a Qualified Plan, additional restrictions on the manner of payment of the death benefit may apply. Any such restrictions will be stated in the Contract or the plan documents. Purchasers acquiring Contracts pursuant to Qualified Plans should consult qualified pension or tax advisers.

Death of Annuitant After the Annuity Date

If the Annuitant dies while we are paying you an annuity income under a settlement option, any amounts payable will depend on the terms of the settlement option. See Annuity Provisions—Settlement Options.

Surrender

On or before the Annuity Date while the Annuitant is living, you may surrender your Contract for its cash surrender value or you may request a partial surrender or systematic partial surrender by completing an approved surrender form and sending it to our Service Center. The surrender or partial surrender will not be processed until we receive your surrender request at our Service Center in good order. If we receive your surrender request before the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time, it will receive that day’s valuation.

You may perform certain transactions online or over the telephone if we receive proper authorization from you. (Contracts used in a tax-sheltered annuity under Section 403(b) of the Internal Revenue Code will be subject to certain restrictions regarding surrenders and may require an employer signature. See Federal Tax Status—Qualified Plans.) Any surrender which you request will be made at the end of the Valuation Period during which the requirements for surrender are completed. We will pay you the proceeds from a surrender within seven days after the surrender is made.

The cash surrender value of your Contract will be equal to the Accumulated Value of your Contract increased or decreased by any MVA applied to Fixed Period Allocations and decreased by any surrender charge. See Charges and Deductions—Surrender Charge (Contingent Deferred Sales Charge).

When you request a partial surrender, you specify the amount that you want to receive as a result of the surrender. The partial surrender may be any amount which: (1) is at least $200 (except when used to pay premiums on a Thrivent Contract); (2) does not exceed the Accumulated Value; and (3) does not reduce the remaining Accumulated Value in the Contract to less than $1,000.

If the amount you request as a partial surrender would reduce the remaining Accumulated Value to less than $1,000, we may contact you to determine whether you would like a partial surrender of an amount that would result in remaining Accumulated Value of at least $1,000 or whether instead you would like to make a full

THE CONTRACT

surrender of your Contract. If we are unable to contact you within seven days, we reserve the right to treat your request as a request for a full surrender.

If there is no MVA, surrender charge, or tax associated with the surrender, the amount surrendered will be the amount that you request to receive. Otherwise, the amount surrendered will be the amount necessary to provide the amount requested after we apply the MVA, surrender charge, and any tax.

When you request a partial surrender, we will allocate the partial surrender among the Subaccounts, the Fixed Account, and each Fixed Period Allocation according to the ratio for the Contract of the accumulated value (plus any MVA) in each Fixed Period Allocation, each Subaccount, and the Fixed Account to the Accumulated Value (plus any MVA) of the Contract. Amounts surrendered from a Subaccount will be done by reducing Accumulation Units of that Subaccount. Any amounts applied against Fixed Period Allocations will be taken in order from Fixed Period Allocations in first-in, first-out order.

After the Annuity Date, your Contract does not have an Accumulated Value that can be surrendered. However,

surrender may be allowed under certain settlement options. See Annuity Provisions—Settlement Options.

You must have a Medallion Signature Guarantee if you want to surrender or withdraw a value of $500,000 or more. Certain surrender requests of less than $500,000 require either a Medallion Signature Guarantee, a notarized signature, or an attestation of your signature by a Thrivent registered representative. These authentication procedures are designed to protect against fraud. Such an authentication procedure may be required for:

♦	Surrender of a value of $100,000 or more;

♦	Request to send redemption proceeds to an address other than the one listed on the account;

♦	Request to wire funds or directly deposit funds to a bank account with a bank name registration different than the bank name of the account;

♦	Request to make redemption proceeds payable to someone other than the current owner;

♦	Request to withdraw or surrender if there has been a change of address on the account within the preceding 15 days; and

♦	Certain other transactions as determined by us.

A Medallion Signature Guarantee is a stamp provided by a financial institution that guarantees your signature. You sign the Thrivent Financial approved form and have the signature(s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, brokerage firm, credit union, or a savings bank participating in the Medallion Signature Guarantee Program. We may waive the Medallion Signature Guarantee in limited circumstances. A Notary Public is an individual who is authorized to authenticate signatures and can be found in law firms or many of the same places that an individual who provides Medallion Signature Guarantees can be found. Attestation by a financial representative requires the verification and witness of your signature by a Thrivent Financial representative. A withdrawal or surrender may result in adverse tax consequences, including the imposition of a 10% federal premature distribution penalty. For all surrenders, you should consider the tax implications of a surrender before you make a surrender request. See Federal Tax Status.

For more complete instructions pertaining to your individual circumstances, please contact our Service Center at (800) 847-4836.

Transfers Of Accumulated Value

On or before the Annuity Date while an Annuitant is still living, you may request the transfer of all or a part of your Contract’s Accumulated Value among the Subaccounts, the Fixed Account, and Fixed Period Allocations.

THE CONTRACT

You can request a transfer in two ways:

(1)	By giving us Written Notice; or

(2)	Notice by telephone if we receive proper authorization from you.

We will process your transfer request prior to the close the regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Valuation Day. If you request a transfer to or from a Subaccount, we will credit or reduce your Accumulation Units of the chosen Subaccount. Transfers are subject to the following conditions:

♦	Transfers involving the GLWB are restricted as to the timing and the type of Subaccount choice. (See GLWB Waiting Period)

♦

The total amount transferred from a Subaccount, a Fixed Period Allocation, or the Fixed Account must be at least $200. However, if the total value in a Subaccount, a Fixed Period Allocation, or the Fixed Account is less than $200, the entire amount may be transferred. Transfers from a Fixed Period Allocation may be made only within 30 days before the end of its allocation period.

♦	Transfers involving the RPA are restricted as to the timing and Subaccount choices. (See Return Protection Allocations)

♦

The amount transferred from the Fixed Account in any Contract Year may not exceed the greater of $500 and 25% of the accumulated value in the Fixed Account at the time the first transfer is made in that Contract Year.

♦	The amount transferred to a Fixed Period Allocation cannot be less than $1,000.

♦

You may make 12 free transfers in any Contract Year. For each transfer in excess of 12 (excluding automatic transfers made through dollar cost averaging or asset rebalancing), we will charge you $25. We consider all amounts transferred in the same Valuation Period to be one transfer for purposes of this charge. It is not dependent upon the number of originating or destination Subaccounts. We reserve the right to limit the number of transfers you make in any Contract Year.

Transfers may also be subject to any conditions that the Portfolio whose shares are involved may impose.

Frequent Trading Policies

Because short-term or frequent transfers, purchases and redemptions of Contract value among Subaccounts pose risks to Contract Owners, we place limits on frequent trading practices. Such risks include potentially impaired investment performance due to disruption of portfolio management strategies, increased transactions costs, and dilution of fund shares (and therefore unit values) thereby negatively impacting the performance of the corresponding Subaccount.

We have policies and procedures to discourage frequent transfers of value among Subaccounts. We use reasonable efforts to apply the policies and procedures uniformly. Several different tactics are used to detect and prevent excessive trading within the Subaccounts.

As described in this section, we impose a fee if the transfers made within a given time period exceed a maximum contractual number. See Fee Tables.

We also use a combination of monitoring Contract Owner activity and further restricting certain Contract Owner transfers based on a history of frequent transfers among subaccounts. When monitoring Contract Owner activity, we may consider several factors to evaluate transfer activity including, but not limited to, the amount and frequency of transfers, the amount of time between transfers and trading patterns. In making this evaluation, we may consider trading in multiple contracts under common ownership or control.

THE CONTRACT

Exceptions may apply to Dollar Cost Averaging, automatic investment plans, systematic withdrawal plans or non-abusive re-balancing. We reserve the right, in our sole discretion, to identify other trading practices as abusive.

If we determine that you are engaging in excessive trading activity, we will request that you cease such activity immediately. If we determine that you are continuing to engage in excessive trading, we will restrict your Contract so that you can make transfers on only one business day each calendar month and any such transfers must be separated by at least 20 calendar days. We reserve the right to reject or restrict any transfer request, without notice for any reason.

In addition, the underlying funds may have adopted restrictions designed to discourage frequent trading practices, and we reserve the right to enforce these policies and procedures.

Although we seek to deter and prevent frequent trading practices, there are no guarantees that all activity can be detected or prevented. Contract Owners engaging in such trading practices use an evolving variety of strategies to avoid detection and it may not be possible for operational and technological systems to reasonably identify all frequent trading activity. Contract Owners still may be subject to their harmful effects if Thrivent Financial is unable to detect and deter abusive trading practices.

Dollar Cost Averaging

You may choose one of two different dollar cost averaging programs that allow you to have automatic periodic transfers made to one or more Subaccounts other than RP subaccounts, the Fixed Account or a Fixed Period Allocation. Dollar cost averaging is generally suitable if you are making a substantial deposit to your Contract and desire to control the risk of investing at the top of a market cycle. Either dollar cost averaging program allows such investments to be made in equal installments over time in an effort to reduce such risk. Dollar cost averaging does not guarantee that your Contract’s Accumulated Value will gain in value, nor will it protect against a decline in value if market prices fall. However, it can be an effective strategy to help meet your long-term goals. The dollar cost averaging programs you may participate in are described below.

Dollar Cost Averaging from the Fixed Account. At the time of Application only, you may dedicate a premium of at least $10,000 to be allocated to a one-year allocation in the Fixed Account (the “DCA Fixed Account”) for automatic monthly transfers to one or more Subaccounts. You may not transfer to the RP Subaccounts, the Fixed Account, or a Fixed Period Allocation in the dollar cost averaging program. The amount allocated to the DCA Fixed Account will be credited with an interest rate that will be determined when the payment is received and will be guaranteed for the duration of the one-year period. Dollar cost averaging from the Fixed Account may not be added after your Contract is issued.

One-twelfth of the amount you allocate to the DCA Fixed Account will be transferred to the designated Subaccounts when we allocate your initial premium, and subsequent transfers will be made on the same date each month for the next 11 months. If that date falls on a date at the end of the month like the 29th, 30th, or the 31st and the subsequent month does not have a comparable date, we will process the transfer on the last business day of the month. If the date falls on a weekend the transfer will be processed on the following business day. The amount of the transfer each month will be equal to the accumulated value in the DCA Fixed Account divided by the number of automatic transfers remaining. If you terminate the automatic transfers before the twelfth transfer is made, the accumulated value in the DCA Fixed Account will be transferred to the Thrivent Money Market Subaccount unless you request that it be transferred to a different Subaccount.

THE CONTRACT

Money Market Dollar Cost Averaging. You may establish a dollar cost averaging program to make periodic transfers of at least the minimum amount required from the Thrivent Money Market Subaccount to the Subaccounts except the RP Subaccounts, the Fixed Account, and a Fixed Period Allocation. If the remaining amount to be transferred drops below the amount you established, the entire remaining balance will be transferred on the next transfer date and the dollar cost averaging program will terminate. Transfers will be made automatically on the date you choose (except the 29th, 30th, or 31st of a month). Transfers will continue until the entire amount in the Money Market has been depleted or until you notify us to discontinue the program. In order to begin, terminate or resume the program, we must receive Written Notice or notice by telephone (if you have such authorization).

Asset Rebalancing

On or before the Annuity Date, you may participate in an optional asset rebalancing program that allows you to elect a specific asset allocation to maintain over time. You may not include RP Subaccounts, the Fixed Account, or a Fixed Period Allocation in the asset rebalancing program. If you make additional premium payments or transfers into a Subaccount that was not previously included in the asset rebalancing program, those amounts will not be subject to rebalancing unless you revise your asset rebalancing program. You may select any date to begin the asset rebalancing program (except the 29th, 30th, or 31st of a month) and whether to have your Subaccounts reallocated semiannually or annually. The sum of the rebalancing percentages must be 100% and each rebalancing allocation percentage must be a whole number not greater than 100%. The rebalancing will be done after all other transfers and allocations to or from the Subaccounts for the Valuation Day. To participate in the asset rebalancing program, complete the Asset Rebalancing Form at the time of your application or call 1-800-THRIVENT (1-800-847-4836) to request an Asset Rebalancing Form. To terminate the asset rebalancing program, you must provide Written Notice to us. The program will not terminate automatically by transferring your allocations to another subaccount.

Telephone and Online Transactions

You may perform certain transactions online or over the telephone if we receive proper authorization from you.

We have adopted reasonable security procedures to ensure the authenticity of instructions, including requiring identifying information, recording telephone conversations and providing written confirmations of transactions. Nevertheless, we honor telephone instructions from any person who provides the correct identifying information. Be aware that there is a risk of possible loss to the Owner if an unauthorized person uses this service in the Owner’s name. Thrivent Financial disclaims any liability for losses resulting from such transactions by not having been properly authorized. However, if Thrivent Financial does not take reasonable steps to help ensure that such authorizations are valid, Thrivent Financial may be liable for such losses. Certain circumstances may prevent you from conducting transactions including but not limited to the event of a disaster, equipment malfunction, or overload of telephone system circuits. Should circumstances prevent you from conducting a telephone or online transaction, we recommend you provide us with a written request. If due to malfunction or other circumstances, the recording of the Contract Owner’s telephone request is incomplete or not fully comprehensible, we will not process the transaction. We reserve the right to suspend or limit telephone transactions.

Owners can go online at www.thrivent.com to conduct online transactions or call the Service Center at (800) 847-4836 for telephone transactions.

THE CONTRACT

Timely Processing

We will process all requests in a timely fashion. Requests received in good order prior to 4:00 p.m. Eastern Time (or sooner if the NYSE closes prior to 4:00 p.m. Eastern Time) on a Valuation Day will use the Accumulation Unit Value as of the close of regular trading on the NYSE on that Valuation Day. We will process requests received after that time using the Accumulation Unit Value as of the close of regular trading on the NYSE of the following Valuation Day. An online transaction payment will be applied on the effective date you select. This date can be the same day you perform the transaction as long as the request is received prior to 4:00 p.m. Eastern Time. The effective date cannot be a date prior to the date of the online transaction.

Once we issue your Contract, we will process payment of any amount due from any Subaccount within seven calendar days after we receive Notice. Payment may be postponed if the NYSE is closed. Postponement may also result for such other periods as the SEC may permit. Payment from the Fixed Accounts may be deferred up to six months.

Assignments

Assignment is the transfer of Contract ownership from one party to another. If the Contract was issued in a Qualified Plan, then before the Annuity Date:

♦	You may transfer ownership to a trust, custodian, or employer, unless the plan is governed by Sections 408 or 408A of the Internal Revenue Code.

♦	If the Contract Owner is a trust, custodian or employer, then the Contract Owner may transfer ownership to the Annuitant.

♦	Otherwise, the Contract may not be sold, assigned, discounted or pledged as collateral for a loan or as security for performance of an obligation or for any other purpose to any person other than us.

If the Contract is not used in a Qualified Plan, then, before the Annuity Date, ownership may be transferred subject to our approval, except that joint Annuitants who are also joint owners may not transfer ownership to a natural person, and the Contract may be assigned as collateral. If the Contract was applied for as a juvenile contract, then ownership may be transferred only after control has been transferred to the Annuitant.

We must receive and approve any assignment request before it is effective. We are not responsible for the validity or effect of any assignment.

You should consider the tax implications of an assignment. See Federal Tax Status.

Contract Owner, Beneficiaries and Annuitants

The Annuitant is the owner of the Contract unless another owner is named in the application or ownership is transferred or assigned to another person. While an Annuitant is living and before the Annuity Date, the owner may exercise all of the owner’s rights under the Contract. If there are multiple owners, all must act in concert to exercise ownership rights.

If the Contract was applied for as a juvenile contract, the Annuitant may not exercise ownership rights until control is transferred to the Annuitant. Before control is transferred, the person who applied for the Contract as applicant/controller may exercise ownership rights on behalf of the Annuitant.

The Contract Owner may (subject to the eligibility requirements in the bylaws of Thrivent Financial) name a beneficiary to receive the death benefit or the annuity proceeds payable under the Contract. If the beneficiary is not living on the date payment is due or if no beneficiary has been named, the death benefit will be paid to the Contract Owner, if living, or otherwise to the Contract Owner’s estate.

THE CONTRACT

No Beneficiary change shall take effect unless received by Thrivent Financial at its principal office or corporate headquarters. When it is received, any change shall take effect as of the date the request for beneficiary change was signed, as long as the request for change was mailed or actually delivered to Thrivent Financial while the insured was alive. Such beneficiary change shall be null and void where Thrivent Financial has made a good faith payment of the proceeds or has taken other action before receiving the change.

CHARGES AND DEDUCTIONS

Surrender Charge (Contingent Deferred Sales Charge)

We do not deduct a charge for sales expenses from premiums at the time premiums are paid. Instead, we deduct a charge at the time you surrender all or part of the Accumulated Value or begin receiving annuity proceeds, subject to certain exceptions noted below. This surrender charge applies only during the first seven Contract Years. During those years, we calculate the surrender charge as a percentage of the amount that you surrender. The amount surrendered to pay the surrender charge is subject to the surrender charge.

Surrender Charges
Contract Year	Percent Applied
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	1%

After Contract Year seven, there is no charge for making surrenders. In addition, during the first seven Contract Years we will limit or waive surrender charges as follows:

♦	Surrenders Paid Under Certain Settlement Options. For surrenders that you make after Contract Year three, there is no surrender charge applied to amounts you elect to have paid under:

(1)	A settlement option for a fixed amount or a fixed period (including Option 3V described under Annuity Provisions—Settlement Options) if the accumulation period and the payment period equal or exceed the Surrender Charge period and the proceeds are not subsequently withdrawn.

(2)	Options which involve a life income, including Option 4V or 5V described under Annuity Provisions—Settlement Options.

For Florida contracts this provision applies after Contract year one.

♦

Ten Percent Free Each Contract Year. In each Contract Year, you may surrender without a surrender charge up to 10% of the Accumulated Value existing at the time of your first surrender made in that Contract Year. This “Ten Percent Free” is not cumulative. For example, if you make no surrenders during the first three Contract Years, the percentage of Accumulated Value that you may surrender without charge in the fourth Contract Year is 10%, not 40%.

♦

Total Disability of the Annuitant. There is no surrender charge during or within 90 days after the end of the Annuitant’s total disability (according to the limitations of your Contract), provided that the total disability begins after the Contract is issued and before the Annuitant attains Age 65. For Maryland contracts the Contract is not required to be in force at the time of disability. We will require proof of total disability satisfactory to us.

♦	Confinement of the Annuitant or the Annuitant’s Spouse in a Hospital, Nursing Home, or Hospice. There is no surrender charge during or within 90 days after the end of the

CHARGES AND DEDUCTIONS

confinement of the Annuitant or the Annuitant’s spouse in a licensed hospital, nursing home, or hospice, provided that the confinement begins after the Contract has been issued and continues for at least 30 consecutive days. We will require proof of confinement satisfactory to us.

♦

Terminal Illness of the Annuitant or the Annuitant’s Spouse. There is no surrender charge if the Annuitant or the Annuitant’s spouse has a life expectancy of 12 months or less. We will require certification by a physician acting within the scope of his or her license and may require independent medical verification.

♦

Loss of the Annuitant’s Job. There is no surrender charge if the Annuitant is unemployed for 90 consecutive days and receives state unemployment benefits and the surrender is made during unemployment or within 90 days after unemployment benefits cease. The unemployment must begin after the Contract is issued. We will require satisfactory proof of unemployment.

♦

Series of Substantially Equal Periodic Payments for Life. There is no surrender charge if you receive payments made as one of a series of substantially equal periodic payments for your life or your life expectancy or the joint life expectancies of you and your beneficiary made not less frequently than annually.

The limitations or waivers of surrender charges described above may not be available in all states. Certain surrenders are subject to a 10% Federal tax penalty on the amount of income withdrawn. See Federal Tax Status.

If surrender charges are not sufficient to cover our sales expenses, we will bear the loss; conversely, if the amount of such charges proves more than enough, we will retain the excess. See Sufficiency of Charges below. We do not currently believe that the surrender charges we impose will cover our expected costs of distributing the Contracts.

For Massachusetts contracts the only waiver allowed is Terminal Illness of the Annuitant or the Annuitant’s Spouse.

Risk Charge

We assume certain financial risks associated with the Contracts. Those risks are of three basic types:

♦

Mortality Risk. This includes our risk that (1) death benefits paid before the Annuity Date will be greater than the Accumulated Value available to pay those benefits, and (2) annuity payments involving life incomes will continue longer than we expected due to lower than expected death rates of the persons receiving them.

♦	Expense Risk. This is the risk that the expenses we incur with respect to the Contracts will exceed Contract charges.

♦	Investment Risk. This is the risk that we will need to pay the guarantee associated with an RPA.

As compensation for assuming these risks, we deduct a daily risk charge from the average daily net assets in the Variable Account. Prior to the Annuity Date, the amount of the risk charge depends upon whether your Contract has the Basic Death Benefit only or one or more optional benefits. The Fee and Expense Tables set forth above list the risk charges for various optional benefits for a Contract. Contracts pending payout due to a death claim are charged at an annual rate of 0.95%. We guarantee that the risk charge for your Contract will never exceed the annual rates shown in the Fee and Expense Tables. On or after the Annuity Date, the risk charge for Annuity Unit Values is 1.25% without the GLWB Rider in effect, or a maximum of 2.50% with the GLWB Rider in effect.

If the risk charge is insufficient to cover the actual cost of the risks assumed by us, we will bear the loss. We will not reduce annuity payments to compensate for the insufficiency. If the risk charge proves more than sufficient, the excess will be profit available to us for any appropriate corporate purpose including, among other things, payment of sales expenses. See Sufficiency of Charges below.

CHARGES AND DEDUCTIONS

RPA Charge. We impose a charge for the RPA benefit as a percentage of average daily accumulated value based on the RP subaccount and allocation period you chose. The maximum charge is 0.75%. This is in addition to the Mortality and Expense Risk charge. The current charge is 0.75%, except for a 10 year allocation period in the RP Moderately Conservative Allocation Subaccount which has a current charge of 0.50%. For a 10 year allocation period in the RP Moderately Conservative Allocation Subaccount made prior to January 9, 2012, the current charge is 0.75%.

GLWB Risk Charge. We impose a charge for the GLWB Rider equal to a percentage of the average daily Accumulated Value invested in the Subaccount you chose. This charge is in addition to the Mortality and Expense Risk charge for the Contract. The current effective annual charge for the Rider is as follows, and may not be increased beyond the maximum of 1.25%. This charge is deducted from the Subaccount and reflected in the daily Accumulation Unit Value.

Chosen Subaccount	Current Annual GLWB Risk Charge	Guaranteed Maximum Annual GLWB Risk Charge
Thrivent Moderately Aggressive Allocation Subaccount (only available if premiums were elected to be allocated on or before January 15, 2014, and you do not transfer the Accumulated Value out of that Subaccount)	1.25%	1.25%
Thrivent Moderate Allocation Subaccount (only available if premiums were elected to be allocated on or before July 23, 2014, and you do not transfer the Accumulated Value out of that Subaccount)	1.25%	1.25%
Thrivent Moderately Conservative Allocation Subaccount	0.75%	1.25%

The following are the maximum charges for a Contract with the GLWB:

	Guaranteed Maximum Mortality and Expense Risk Charge	Guaranteed Maximum Annual GLWB Risk Charge	Total Risk Charges
Contract Years 1-7	1.25%	1.25%	2.50%
Contract Years 8+	1.15%	1.25%	2.40%

In addition, charges may include the Annual Administrative Charge for Contracts with an Accumulated Value of $15,000 or less.

Annual Administrative Charge

On each Contract Anniversary, we will deduct an annual administrative charge from the Accumulated Value if:

(1)	the Accumulated Value on that day is less than $15,000; and

(2)	the sum of all premiums paid less all partial surrenders made on the Contract is less than $15,000; and

(3)	the sum of premiums paid less partial surrenders made during that the Contract Year just ended is less than $2,400.

The administrative charge will be $30 or, if less, 2% of the Accumulated Value on that Contract Anniversary. It will be taken from the Contract’s interest in each of the Subaccounts, Fixed Period Allocations, and the Fixed Account in the proportion that the value of each bears to the Contract’s Accumulated Value. For purposes of determining the allocation of the charge, the amount of a Fixed Period Allocation and the amount of the Accumulated Value will include any applicable MVA. If a portion of the charge is to be assessed against Fixed Period Allocations, such allocations will be taken on a first-in, first-out basis.

CHARGES AND DEDUCTIONS

Transfer Charge

You may make 12 free transfers in each Contract Year. On subsequent transfers (other than the dollar cost averaging and asset rebalancing programs), you will incur a $25 transfer charge.

Surrender of Life Income Settlement Option

If we are making payments under a life income settlement option, a payee may elect to receive a lump sum instead of continuing payments under the life income settlement option, unless the life income election was irrevocable. We calculate the commuted value of the payments remaining in the guaranteed period by using an interest rate that is 0.25% higher than the interest rate that is used to determine the income payable under the life income settlement option.

Limited Exception to Surrender Charges

When the Contract is offered within a Qualified Plan in exchange for another variable annuity previously issued by us which is in a Qualified Plan, we may reduce or waive the surrender charge or the length of time that it applies.

Expenses of the Fund

Because the Variable Account purchases shares of the Fund, the net assets of the Variable Account will reflect the investment advisory fee or other expenses incurred by the Fund. See the Fee and Expense Tables and the accompanying current prospectus for the Fund.

Taxes

Currently, no charge will be made against the Variable Account for Federal income taxes. We may, however, make such a charge in the future if income or gains within the Variable Account will result in any Federal income tax liability to us. Charges for other taxes, if any, attributable to the Variable Account may also be made. See Federal Tax Status.

Sufficiency of Charges

If the amount of all charges assessed in connection with the Contracts as described above is not enough to cover all expenses incurred in connection therewith, we will bear the loss. Any such expenses borne by us will be paid out of our General Account which may include, among other things, proceeds derived from risk charges deducted from the Variable Account. Conversely, if the amount of such charges proves more than enough, we will retain the excess.

Annuity Date

The Annuity Date is the date on which we begin paying you an annuity income provided by your Contract’s Accumulated Value. The Annuity Date stated in your Contract is the latest date on which we will begin paying you an annuity income. In general, the Annuity Date stated in the Contract is the later of (1) the Contract Anniversary on which the Annuitant attains Age 90 (or, if there are two Annuitants, the Contract Anniversary on which the older Annuitant attains Age 90) or (2) seven years after the Issue Age. You may select a date after the Date of Issue as the Annuity Date by giving us Written Notice at least 10 days before both the Annuity Date currently in effect and the new Annuity Date. The new date is subject to our approval and any applicable surrender charge. See Charges and Deductions. At the Annuity Date stated in your contract, we may, at our discretion, allow you to extend the Annuity Date.

Your Contract provides for a death benefit if the Annuitant dies before the Annuity Date. After the Annuity Date, amounts payable, if any, depend on the terms of the settlement option.

Annuity Proceeds

The annuity proceeds will be the amount provided by the cash surrender value on the Annuity Date. If the Annuity Date occurs within the first seven Contract Years, surrender charges will be deducted from the Accumulated Value if they apply.

Unless you direct otherwise, the annuity proceeds will be allocated among the Subaccounts and the Fixed Account according to the ratio that each of the Subaccounts and the Fixed Account bears to the cash surrender value, and any amount of the cash surrender value attributable to a Fixed Period Allocation will be applied to the Fixed Account. You may change the allocation among the Subaccounts or make a transfer to a Fixed Annuity by providing us with Written Notice or notice by telephone (if we receive proper authorization

ANNUITY PROVISIONS

from you). Any change in the allocation will be effective at the end of the Valuation Period that we receive your request, and it will affect the amount of future variable annuity payments.

We will pay you the annuity proceeds under a settlement agreement according to the annuity settlement option that you select. However, we will pay the proceeds in a single sum if the Accumulated Value on the Annuity Date is less than $2,000 or if you elect to receive the proceeds in a single sum. If we pay you proceeds in a single sum, your Contract will terminate on the Annuity Date.

If you have not selected either a settlement option or a single sum payment by the Annuity Date, we will pay proceeds of $2,000 or more using a variable annuity with (1) life income with 10-year guarantee period if one Annuitant is living on the Annuity Date, or (2) joint and survivor life income with a 10-year guarantee period if two Annuitants are living on the Annuity Date, with either variable annuity based on an assumed investment rate of 3%.

Settlement Options

You may elect to have your full proceeds ($2000 or more) paid to you under an annuity settlement option or a combination of options. Under each option, you may choose whether annuity payments are to be made on a fixed or variable basis.

The fixed annuity settlement options available to you are described in your Contract but are not summarized here. The variable annuity settlement options that your Contract offers are as follows:

♦	Option 3V—Income for a Fixed Period. Under this option, we pay an annuity income for a fixed period up to 30 years or life expectancy, if greater.

♦	Option 4V—Life Income with Guaranteed Period. Under this option, we pay an annuity income for the lifetime of the payee. If the payee

ANNUITY PROVISIONS

dies during the guaranteed period, payments will be continued to the end of that period and will be paid to the beneficiary. You may select a guaranteed period of up to 360 months.

♦

Option 5V—Joint and Survivor Life Income with Guaranteed Period. Under this option, we pay an annuity income for as long as at least one of two payees is alive. If both payees die during the guaranteed period, payments will be continued to the end of that period and will be paid to the beneficiary. You may select a guaranteed period of up to 360 months.

In addition to these settlement options, proceeds may be paid under any other settlement option that you suggest and to which we agree.

If we are making payments under a life income settlement option, a payee may elect to receive a lump sum instead of continuing payments under the life income settlement option, unless the life income election was irrevocable. The lump sum payable on any day is the present value of payments remaining in the guaranteed period, based on variable annuity unit values on the date the lump sum is elected and the interest rate used to determine the income payable plus 0.25%.

If an owner or payee dies on or after the Annuity Date and before all of the annuity proceeds have been paid, we must pay any remaining annuity proceeds under the settlement option at least as rapidly as payments were being paid under that settlement option on the date of death.

Partial Annuitization

Federal tax law permits taxpayers to annuitize a portion of their annuity while leaving the remaining balance tax deferred. You may elect to have a portion of your proceeds ($2,000 or more) paid to you under an annuity settlement option or a combination of options. The settlement option(s) must be for a fixed amount or fixed period payable for at least ten years, or a single or joint life income with or without a guaranteed period, or any other option agreeable to us. If this requirement is met, the settlement option and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. Your after-tax premiums in your contract will be allocated pro-rata between the settlement option and the portion that remains deferred.

Upon your election to have a partial surrender paid under a settlement option we will no longer accept any premium payments.

Frequency of Annuity Payments

Annuity payments under a settlement option will be paid at monthly intervals unless you and we agree to a different payment schedule. Payments under any settlement option must be in amounts at least as great as $50. If annuity payments would be or become less than $50, we may change the frequency of payments to intervals that will result in payments of at least $50.

Amount of Variable Annuity Payments

The amount of the first variable annuity payment is determined by applying the proceeds to be paid to the annuity table in the Contract for the option that you select. The table is based upon an Assumed Investment Rate (“AIR”) and shows the amount of the initial annuity payment for each $1,000 applied. The AIR is the interest rate used to determine the amount of the variable annuity payments. The AIR affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. You may select an AIR of 3%, 4%, or 5% when you choose a variable annuity settlement option. If you select an AIR of 5%, you will receive a higher initial payment, but subsequent payments will rise more slowly or fall more rapidly than if you select an AIR of 3% or 4%. If the actual investment experience is equal

ANNUITY PROVISIONS

to the AIR that you choose, your annuity payments will remain level.

Subsequent variable annuity payments vary in amount according to the investment experience of the selected Subaccount(s). Assuming annuity payments are based on the unit values of a single Subaccount, the dollar amount of the first annuity payment (as determined above) is divided by the Annuity Unit Value as of the Annuity Date to establish the number of Annuity Units representing each annuity payment. This number of Annuity Units remains fixed during the annuity payment period unless you request a change in the allocation or you have selected a joint and survivor life income settlement option with a reduced payment after the first payee dies. The dollar amount of the second and subsequent variable annuity payments is not predetermined and may change from payment to payment. The dollar amount of the second and each subsequent variable annuity payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value. See Subaccount Annuity Unit Value below. If the payment is based upon the Annuity Unit Values of more than one Subaccount, the procedure described here is repeated for each applicable Subaccount and the sum of the payments based on each Subaccount is the amount of the annuity payment.

The annuity table in the Contract is based on the mortality table specified in the Contract. Under that table, the longer the life expectancy of the Annuitant under any life annuity option or the duration of any period for which payments are guaranteed under the option, the smaller will be the amount of the first monthly variable annuity payment. We guarantee that the dollar amount of each fixed and variable annuity payment after the first payment will not be affected by variations in expenses or in mortality experience from the mortality assumptions used to determine the first payment.

The Contract contains a formula for adjusting the Age of the Annuitant based on the date when the annuity payments begin for purposes of determining the monthly annuity payments. If the annuity payments began prior to 2010, there is no age adjustment. If the annuity payments began during the years 2010 through 2019, the Annuitant’s Age is reduced one year. For each decade thereafter, the Annuitant’s Age is reduced one additional year.

An age adjustment results in a reduction in the monthly annuity payments that would otherwise be made. Therefore, if the rates we are using are those shown in the annuity tables contained in the Contract, it may be advantageous for you to begin receiving annuity payments on a date that immediately precedes the date on which an age adjustment would occur under the Contract. For example, the annuity payment rates in the annuity tables for an Annuitant who begins receiving annuity payments in the year 2020 are the same as those for annuity payments which begin 12 months earlier, even though the Annuitant is one year older, because the new decade results in the Annuitant’s age being reduced an additional year. Our current annuity rates, unlike the guaranteed rates, do not involve any age adjustment.

Subaccount Annuity Unit Value

A Subaccount’s Annuity Unit Value is used to determine the dollar value of annuity payments based on Annuity Units of the Subaccount. Annuity Unit Values may increase or decrease during each Valuation Period. We re-determine the Annuity Unit Value for each Subaccount at the end of each Valuation Period. The initial Annuity Unit Value for a Subaccount was equal to the initial Accumulation Unit Value for that Subaccount. At the end of any subsequent Valuation Period, each Subaccount’s Annuity Unit Value is equal to (1) x (2) x (3) where:

(1)	Is that Subaccount’s Annuity Unit Value at the end of the immediately preceding Valuation Period.

ANNUITY PROVISIONS

(2)	Is that Subaccount’s Net Investment Factor for the current Valuation Period. See Net Investment Factor described earlier in this Prospectus.

(3)	Is a discount factor equivalent to the assumed investment rate.

The risk charge assessed against Annuity Unit Values is 1.25%.

GENERAL PROVISIONS

Entire Contract

Your entire insurance Contract is comprised of:

♦	the Contract including any attached riders, endorsements or amendments;

♦	the application attached to the Contract; and

♦	the Thrivent Financial Articles of Incorporation and Bylaws which are in effect on the issue date of the Contract.

Postponement of Payments

We may delay payment of any surrender, death proceeds or annuity payment amounts that are in the Variable Account if:

(1)	The New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC, or

(2)	An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account’s net assets.

Transfers and allocations of Accumulated Value to and from the Subaccounts of the Variable Account may also be postponed under these circumstances.

Purchase Payments

Your payment must be in U.S. dollars drawn on a U.S. Bank. Thrivent does not accept cash, starter checks (checks without pre-printed registration), traveler’s checks, credit card courtesy checks or most third-party checks. If you pay a premium by check, we require a reasonable time for that check to clear your bank before such funds would be available to you. This period of time will not exceed 15 days.

Date of Receipt

Except as otherwise stated herein, the date of our receipt of any Written Notice, premium payment, telephonic instructions or other communication is the actual date it is received at our Service Center in proper form unless received (1) after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or (2) on a date which is not a Valuation Day. In either of these two cases, the date of receipt will be deemed to be the next Valuation Day.

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of federal law. Among other things, this program requires us, our financial representatives and customers to comply with certain procedures and standards that serve to ensure that our customers’ identities are properly verified and that premiums are not derived from improper sources. We reserve the right to verify any information received by accessing information maintained in databases internally or externally.

Applicable laws designed to prevent terrorist financing and money laundering might in certain circumstances, require us to block certain transactions until we receive authorization from the appropriate regulator.

Our anti-money laundering program is subject to change without notice to account for changes in applicable laws or regulations. We may also make changes as a result of our ongoing assessment of exposure to illegal activity.

Maintenance of Solvency

This provision applies only to values in the General Account and the MVA Account.

If our reserves for any class of contracts become impaired, you may be required to make an extra payment. Our Board of Directors will determine the amount of any extra payment based on each member’s fair share of the deficiency. If the payment is not made,

GENERAL PROVISIONS

it will be charged as a loan against the Contract with an interest rate of 5% per year. You may choose an equivalent reduction in benefits instead of or in combination with the loan. Any indebtedness and interest charged against the Contract, or any agreement for a reduction in benefits, shall have priority over the interest of any owner, beneficiary, or collateral assignee under the Contract.

Reports to Contract Owners

At least once each year we will send you a report showing the value of your Contract. The report will include the Accumulated Value and any additional information required by law. Values shown will be for a date no more than two months prior to the date we mail the report. We will mail your report to your last known address unless prior mailings have been returned undeliverable to us. We will make a reasonable effort in these situations to locate you in order to continue mailing your report and other related documents. Please notify the Service Center if your address has changed.

State Variations

Any state variations in the Contracts are covered in a special policy form for use in that state. This Prospectus provides a general description of the Contracts. Your actual Contract (including the application) and any endorsements, along with our Bylaws, are the controlling documents.

Gender Neutral Benefits

In 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that the application of sex-distinct actuarial tables to employees based upon their gender in calculating the amount of retirement benefits violates Title VII of the Civil Rights Act of 1963. Because of this decision, employer-sponsored retirement plans may not use sex-distinct actuarial annuity rates in determining benefits.

Generally, annuity payments described in this Prospectus are determined using sex-distinct actuarial tables based on the Annuitant’s gender. However, annuity payments will be based on a gender neutral basis for the following:

♦	Contracts used in an employer sponsored retirement plan;

♦	Contracts issued in Massachusetts (beginning January 1, 2009); and

♦	Contracts issued in Montana (beginning October 1, 1985).

Contract Inquiries

You may make inquiries regarding the Contract by writing or calling our Service Center at 1-800-THRIVENT (1-800-847-4836).

FEDERAL TAX STATUS

General

The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and a qualified tax advisor should always be consulted with regard to the application of law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the “Code”), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address any federal estate or gift tax consequences, or any state or local tax consequences, associated with the Contract. In addition, we make no guarantee regarding any tax treatment— federal, state, or local—of any Contract or any transaction involving a Contract.

Tax Status of the Variable Account

The Variable Account is not separately taxed as a “regulated investment company” under the Code, but rather is treated as our separate account. Under current law, both the investment income and realized capital gains of the Variable Account (i.e., the income and capital gains distributed to the Variable Account by the Fund) are reinvested without taxation to us. However, we reserve the right in the future to make a charge against the Variable Account or the Accumulated Value of a Contract for any federal, state, or local income taxes that we incur and determine to be attributable to the Variable Account or the Contract.

Taxation of Annuities in General

The following discussion assumes that the Contract is not used in connection with a Qualified Plan.

Tax Deferral During Accumulation Period

In general, under current law, an increase in a Contract’s Accumulated Value is not taxable to the Contract Owner until received, either in the form of annuity income payments as contemplated by the Contract or in some other form of distribution. However, this rule applies only if: (1) the investments of the Variable Account are “adequately diversified” in accordance with Treasury Department regulations; (2) the Company, rather than the Contract Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; (3) the Contract Owner is an individual (or an individual is treated as the Contract Owner for tax purposes); and (4) the Contract’s Annuity Date is not unduly delayed.

Diversification Requirements. The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Variable Account, are to be “adequately diversified.” If the Variable Account fails to comply with these rules, the Contract will not be treated as an annuity contract for federal income tax purposes, and so the interest or earnings credited to the Contract’s Accumulated Value in any year will be includible in the Contract Owner’s income that year for federal tax purposes. We expect that the Variable Account, through the Fund, will comply with these rules.

Ownership Treatment. In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account used to support their contracts. In those circumstances, the account’s income and gains would be currently includible in the contract owners’ gross income. The Internal Revenue Service (the “IRS”) has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The ownership rights under the Contract are similar to, but different in certain respects from, the ownership rights described in IRS rulings in which the contract owners were determined not to be the owners of the

FEDERAL TAX STATUS

assets of a segregated asset account. For example, the Contract Owner has the choice of more investment options to which to allocate premium payments and the Accumulated Value than were addressed in those rulings. These differences could result in the Contract Owner being treated as the owner of all or a portion of the assets of the Variable Account and thus subject to current taxation on the income and gains from those assets. In addition, we do not know what standards will be set forth in any further regulations or rulings which the Treasury Department or the IRS may issue. We therefore reserve the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance that such efforts would be successful.

Contracts Not Owned by Individuals. As a general rule, Contracts held by “nonnatural persons” such as a corporation, trust, or other similar entity are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Contract Owner during the taxable year. However, this rule generally will not apply to a Contract held by a trust or other entity which holds the Contract as an agent for a natural person. In addition, this rule will not apply to: (1) a Contract acquired by the estate of a decedent by reason of the death of the decedent; (2) Contracts used in connection with certain Qualified Plans; (3) Contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain Contracts used in connection with structured settlement agreements; and (5) a Contract purchased with a single premium payment when the annuity starting date is no later than one year from the purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity income period.

The remainder of this discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

Taxation of Partial and Full Surrenders

In the case of a partial surrender, the amount received is generally includible in income for federal tax purposes to the extent that the Accumulated Value of the Contract, before the partial surrender, exceeds the “investment in the contract.” In the case of a full surrender, the amount received is includible in income to the extent that it exceeds the investment in the contract. For these purposes, the investment in the contract at any time equals the total of the premium payments made under the Contract up to that time less any amounts previously received from the Contract which were excludable from income. All amounts includible in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the lower rates currently applicable to long-term capital gains and corporate dividends.

Taxation of Annuity Income Payments

Normally, the portion of each annuity income payment includible in income for federal tax purposes is the excess of the payment over an exclusion amount. In the case of variable income payments, this exclusion amount is the investment in the contract (defined above) allocated to the Variable Account when payments begin, adjusted for any period certain or refund feature, divided by the number of payments expected. In the case of fixed income payments, the exclusion amount is determined by multiplying (1) the payment, by (2) the ratio of the investment in the contract allocated to our Fixed Account, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments. For this purpose, the expected number or amount of annuity income payments is determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected.

Once the total amount of the investment in the contract is excluded using the above formulas, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

FEDERAL TAX STATUS

Income from annuities will be subject to the Medicare Tax on Investment Income. This tax will be imposed on individuals with a modified adjusted gross income (MAGI) of more than $200,000 and joint filers with an MAGI of more than $250,000. Generally, the tax rate will be 3.8% of the lesser of the net investment income or the amount the MAGI exceeds the threshold amount.

There may be special income tax issues present in situations where the Contract Owner and the Annuitant are not the same person and are not married to one another. In such situations a tax advisor should be consulted.

Tax Treatment of Death Benefit

Prior to the Annuity Date, we may distribute amounts from a Contract because of the death of a Contract Owner or, in certain circumstances, the death of the Annuitant. If distributed in a lump sum, such death benefit proceeds are includible in income in the same manner as a full surrender, or if distributed under an annuity income option, such proceeds are includible in the same manner as annuity income payments.

After the Annuity Date, death proceeds are taxable and generally are included in the income of the recipient as follows:

♦	If payments from a life income with a guaranteed payment period are continued, they are taxed only after the remaining investment in the contract has been recovered.

♦	Other payments are taxed as annuity income payments.

♦	If distributed in a lump sum, they are taxed in the same manner as a full surrender.

Assignments, Pledges, and Gratuitous Transfers

Any assignment or pledge of (or agreement to assign or pledge) any portion of the Accumulated Value of the Contract is treated for federal income tax purposes as a surrender of such amount or portion. The investment in the contract is increased by the amount includible in income with respect to such an assignment or pledge. If a Contract Owner transfers a Contract without adequate consideration to a person other than the Owner’s spouse (or a former spouse incident to divorce), the Owner must include in income the difference between the Contract’s Accumulated Value and the investment in the contract at the time of the transfer. In such a case, the transferee’s investment in the contract is increased to reflect the amount includible in the transferor’s income.

Penalty Tax on Premature Distributions

Technically, the amount of any payment from the Contract that is includible in income is subject to a 10% penalty tax. However, this penalty tax does not apply to any payment: (1) received on or after the Contract Owner attains age 59 1/2; (2) attributable to the Contract Owner’s becoming disabled (as defined in the tax law); (3) made on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law); (4) that is part of a series of substantially equal periodic payments, not less frequently than annually, for the life or life expectancy of the Contract Owner or the joint lives or joint life expectancies of the Contract Owner and a designated beneficiary (as defined in the tax law); or, (5) made under a Contract purchased with a single premium payment when the annuity starting date is no later than one year from the purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period. For the purposes of substantially equal periodic payments, if there is a significant modification of the payment schedule before the later of the taxpayer reaching age 59 1/2 or the expiration of five years from the time the payment starts, the taxpayer’s income shall be increased by the amount of tax and deferred interest that otherwise would have been incurred.

Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of any distribution from the Contract that is

FEDERAL TAX STATUS

includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a Contract and also purchases at approximately the same time another deferred annuity issued by us, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his or her interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more Contracts from us (or an affiliate) during any calendar year, all such Contracts will be treated as one contract for purposes of determining the amount of any full or partial surrender that is includible in income. The effects of such aggregation are not always clear; however, such aggregation could affect the amount of a surrender or an annuity payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

Exchanges of Annuity Contracts

We may issue the Contract in exchange for all or part of another annuity contract. Such an exchange will be income tax free if certain requirements are satisfied (a 1035 Exchange). If the exchange is tax free, the investment in the Contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of the exchange. If part of an existing contract is exchanged for the Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. (See “Aggregation of Contracts.”) You should consult your tax advisor in connection with an exchange of all or part of an annuity contract for the Contract.

Qualified Plans

The Contracts also are designed for use with several types of Qualified Plans. When used in Qualified Plans, deferred annuities like the Contracts do not offer additional tax-deferral benefits, but annuities offer other product benefits to investors in Qualified Plans. Participants under such Qualified Plans as well as Contract Owners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the Contracts issued in connection with them. Those who intend to use the Contract in connection with Qualified Plans should seek competent advice.

The tax rules applicable to Qualified Plans, and to a Contract when used in connection with a Qualified Plan, vary according to the type of plan and the terms and conditions of the plan itself, and they take precedence over the general annuity tax rules described above. For example, for full surrenders, partial surrenders, and annuity income payments under Contracts used in Qualified Plans, there may be no “investment in the contract,” with the result that the total amount received may be includible in income. The includible amount is taxed at ordinary income tax rates, and a 10% penalty tax also may apply. Exceptions to this penalty tax vary depending on the type of Qualified Plan involved; in the case of an Individual Retirement Annuity (discussed below), exceptions comparable to those described above are available.

The following briefly describes certain types of Qualified Plans in connection with which we may issue a Contract.

Individual Retirement Accounts and Annuities. Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Account or an Individual Retirement Annuity (collectively known as an “IRA”). IRAs are subject to limits on the amounts that may be contributed and deducted, on the persons who may be eligible to do so, and on the time when distributions may commence. Also, subject to certain requirements discussed below, you may “roll over” distributions from certain Qualified Plans on a tax-deferred basis into an IRA.

Roth IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in several respects. Among the differences is that, although contributions

FEDERAL TAX STATUS

to a Roth IRA are not deductible, “qualified distributions” (those that satisfy certain waiting and use requirements) from a Roth IRA will be excludable from income. Subject to certain restrictions, a distribution from an eligible employer-sponsored qualified plan may be moved directly to a Roth IRA. This movement is called a “qualified rollover contribution.”

Inherited IRAs. An inherited IRA (Traditional or Roth) is an IRA owned by a (i) nonspouse beneficiary of the original IRA owner or qualified retirement plan participant; (ii) a spouse beneficiary who elects to receive distributions from the deceased spouse’s IRA or qualified retirement plan as beneficiary rather than as owner; or (iii) any subsequent beneficiary. Contributions cannot be made to an inherited IRA. In addition, other funds cannot be co-mingled with an inherited IRA unless the funds are additional inherited IRA funds from the same original decedent and the same subsequent beneficiaries (if applicable). If there is a taxable portion of distributions, it is subject to ordinary income tax. There is no 10% penalty tax. Funds cannot be kept in an inherited IRA indefinitely. Distributions must occur under the Required Minimum Distribution rules, as they apply to inherited IRAs.

Section 403(b) Plans. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational, and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of premium payments from income for federal tax purposes. Subject to plan provisions, distributions from a Contract purchased under section 403(b) may be paid only when the employee reaches age 59 1/2, separates from service, dies, or becomes disabled, the 403(b) plan terminates, or in the case of financial hardship. As a result, the Contract Owner will not be entitled to exercise the surrender rights described under the heading The Contracts—Surrender (Redemption) unless one of the above conditions is satisfied. For contracts maintained pursuant to an employer sponsored 403(b) plan, we may require the employer’s signature to process any requests for withdrawal, surrender, rollover or transfers to another contract.

Direct Rollovers

If your Contract is purchased under section 403(b) of the Code or is used in connection with certain other Qualified Plans, any “eligible rollover distribution” from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from certain Qualified Plans (including from a Contract purchased under section 403(b)) excluding amounts such as minimum distributions required under the Code. Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, the Owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if the distribution is directly rolled over to an IRA or to another eligible retirement plan.

Federal Income Tax Withholding

We will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the payee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of annuity income payments (other than eligible rollover distributions made in connection with Qualified Plans) are the same as the withholding rates generally applicable to payments of wages. Further, a 10% withholding rate applies to the taxable portion of non-periodic payments (including partial and full surrenders), and as discussed above, the withholding rate applicable to eligible rollover distributions is 20%. Whether or not federal income tax is withheld, the Contract Owner (or other applicable taxpayer) remains liable for payment of federal income tax on Contract distributions.

VOTING RIGHTS

To the extent required by law, we will vote the Fund’s shares held in the Variable Account at regular and special shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of the Variable Account. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the Fund’s shares in our own right, we may elect to do so.

Before the Annuity Date, the Contract Owner shall have the voting interest with respect to Fund’s shares attributable to the Contract. On and after the Annuity Date, the person entitled to receive annuity payments shall have the voting interest with respect to such shares, which voting interest will generally decrease during the annuity period.

The number of votes which a Contract Owner or person entitled to receive annuity payments has the right to instruct will be calculated separately for each Subaccount. The number of votes which each Contract Owner has the right to instruct will be determined by dividing a Contract’s Accumulated Value in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. The number of votes that each person entitled to receive annuity payments has the right to instruct will be determined by dividing the Contract’s reserves in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. Fractional shares will be counted. The number of votes of the Portfolio which the Contract Owner or person entitled to receive annuity payments has the right to instruct will be determined as of the date coincident with the date established by the Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communications prior to such meeting in accordance with procedures established by the Fund.

Any Portfolio shares held in the Variable Account for which we do not receive timely voting instructions, or which are not attributable to Contract Owners, will be voted by us in proportion to the instructions received from all Contract Owners. Any Portfolio shares held by us or our affiliates in General Accounts will, for voting purposes, be allocated to all separate accounts of ours and our affiliates having a voting interest in that Portfolio in proportion to each such separate account’s votes. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Each person having a voting interest in a Subaccount will receive proxy materials, reports and other materials relating to the appropriate Portfolio.

SALES AND OTHER AGREEMENTS

Thrivent Investment Management Inc., 625 Fourth Avenue South, Minneapolis, Minnesota 55415, an indirect subsidiary of Thrivent Financial, is a registered broker-dealer and acts as principal underwriter and distributor of the Contracts pursuant to a distribution agreement with us. Thrivent Investment Management Inc. also acts as the distributor of a number of other variable annuity and variable life insurance contracts we offer.

The financial representative in this transaction is a duly licensed registered representative of Thrivent Investment Management Inc. and is also an appointed insurance agent of Thrivent Financial. The financial representative receives commissions and other incentives, which may be substantial, from Thrivent Financial in return for serving as its agent for the sale of the Contracts. This compensation is separate from, and in addition to, any fee you may be paying for investment advisory services including financial planning services, and may vary depending on the size of the Contract purchased, the total number of insurance contracts or annuity contracts sold by the financial representative, and other factors including whether you currently own a product sold by Thrivent Financial or our affiliates. The commissions that the financial representative receives typically will increase as the size of the Contract increases, but will not result in any charge to you in addition to the charges already described in this Prospectus. (Commissions and other incentives are described below.) As a result, the financial representative may have a conflict of interest if he or she is acting as your representative for investment advisory services and acting as an agent of ours for purposes of the sale of the Contract.

Our financial representatives sell almost exclusively insurance and annuity products of ours. It is more profitable for us and our affiliates if members purchase products issued by us instead of those issued by other insurance companies. As a result, we typically have a financial interest in the sale of the Contract, and an incentive to recommend that you purchase a contract issued by Thrivent Financial instead of a contract issued by another company. Sales of Thrivent Financial insurance products, which includes variable annuity and variable life insurance contracts, helps support our mission of service to congregations and communities. This gives both the organization and our members an opportunity to promote volunteerism, aid those in need, strengthen non-profit organizations and address critical community needs.

In addition, compensation varies by product type. As a result, your financial representative in this transaction may have a financial incentive to recommend that you purchase one product instead of another.

From time to time and in accordance with applicable laws and regulations, financial representatives are eligible for various incentives. These include cash incentives such as bonuses and sales incentives, and non-cash incentives such as conferences, seminars and trips. Sales of contracts may help the financial representative in this transaction and/or his or her supervisors qualify for such incentives. Compensation consists of commissions, bonuses and promotional incentives. Commissions range from 0.25% to 3.75% of premiums paid into the contract. Commission rates are based upon the age of the annuitant and the type of VA contract that the premium is applied to at the time the premium is paid. Your financial representative may receive cash bonuses ranging from 0% to 50% of base commissions, if eligible. Your financial representative also may receive asset-based compensation ranging from 0%-0.30% of the account value, if eligible.

If you elect a settlement option, we pay commissions to the financial representative ranging from 0% to 0.25% of the premium applied to the settlement option, if eligible. Your financial representative may receive asset-based compensation of 0% to 0.3% of the cash value annually, for the life of the settlement option, if eligible.

SALES AND OTHER AGREEMENTS

In addition to commissions, we may pay or provide other promotional incentives. If, in the case of a full surrender, we persuade you to retain your Contract instead of surrendering it, your financial representative may be eligible for a retention bonus. Financial representatives may be eligible for promotional incentives depending on the level of their sales of these contracts as well as the other products we offer. These promotional incentives may include, but are not limited to:

♦	sponsorship of marketing, educational, compliance meetings and conferences, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

♦	marketing support related to sales of the contract including for example, the creation of marketing materials and advertising; and

♦	providing services to contract owners.

These promotional incentives or reimbursements may be calculated as a percentage of the financial representative’s total assets attributable to sales of the contract or may be a fixed dollar amount. This additional compensation may provide an incentive for the financial representative to favor the contracts over other products.

In addition, our home office employees, as well as our field management personnel who manage our financial representatives, are eligible to receive incentive compensation, based on the amount of sales by the financial representatives of ours and others insurance and annuity products.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Thrivent Financial nor Thrivent Investment Management Inc. is involved in any litigation that is of material importance in relation to their financial condition or that relates to the Variable Account.

FINANCIAL STATEMENTS

The financial statements of Thrivent Financial and the Variable Account are contained in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

♦ Introduction
♦ Principal Underwriter
♦ Standard and Poor’s Disclaimer
♦ Independent Registered Public Accounting Firm and Financial Statements

You may obtain a copy of the SAI and all other documents required to be filed with the SEC without charge by calling us at 1-800-THRIVENT (1-800-847-4836), going online at thrivent.com, or by writing us at Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin, 54919-0001.

You may obtain copies of the prospectus, SAI, annual report and all other documents required to be filed with the Securities and Exchange Commission at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling (202) 551-8090. Reports and other information about Thrivent Variable Annuity Account I are available on the Commission’s web site at www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the Commission, U.S. Securities & Exchange Commission, 100 F Street, N.E., Washington, DC 20549.

Thrivent Variable Annuity Account I

1933 Act Registration No. 333-89488

1940 Act Registration No. 811-21111

Please send me the Statement of Additional Information (SAI) for the:

Flexible Premium Deferred Variable Annuity

(Thrivent Variable Annuity Account I)

(Name)		(Date)

(Street Address)

(City)	(State)	(Zip Code)

APPENDIX A—CONDENSED FINANCIAL INFORMATION

The following tables show the historical performance of Accumulation Unit Values for each of the previous years ending December 31, for which the relevant Subaccount has been in existence. The tables show the lowest and highest total annual variable account expense combinations. The date on which operations commenced in each price level is noted in parentheses. This information is derived from the financial statements of the Variable Account and should be read in conjunction with the financial statements, related notes and other financial information of the Variable Account included in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by contacting us at 1-800-THRIVENT (1-800-847-4836) or visiting our website at www.thrivent.com.

Series 2005 Contracts issued after April 29, 2005

Variable Account charges of 1.25% of the daily net assets of the Variable Account.

Representing the Basic Death Benefit.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Thrivent Aggressive Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$16.86	$13.44	$12.12	$12.78	$11.01	$ 8.53	$13.77	$12.75	$11.35	$10.00
value at end of period	$17.65	$16.86	$13.44	$12.12	$12.78	$11.01	$ 8.53	$13.77	$12.75	$11.35
number outstanding at end of period (000 omitted)	9,637	8,453	8,354	8,475	7,706	6,935	5,807	4,567	2,938	650

Thrivent Moderately Aggressive Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$16.27	$13.58	$12.19	$12.70	$11.14	$ 8.69	$13.22	$12.42	$11.12	$10.00
value at end of period	$17.04	$16.27	$13.58	$12.19	$12.70	$11.14	$ 8.69	$13.22	$12.42	$11.12
number outstanding at end of period (000 omitted)	44,138	37,647	33,852	32,673	27,992	24,165	21,201	17,216	9,273	1,981

Thrivent Moderate Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$15.59	$13.71	$12.43	$12.71	$11.32	$ 9.04	$12.66	$12.01	$10.91	$10.00
value at end of period	$16.30	$15.59	$13.71	$12.43	$12.71	$11.32	$ 9.04	$12.66	$12.01	$10.91
number outstanding at end of period (000 omitted)	57,869	51,098	45,246	41,552	35,281	29,140	24,402	19,911	10,767	2,674

Thrivent Moderately Conservative Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$14.46	$13.43	$12.41	$12.54	$11.40	$ 9.42	$12.01	$11.52	$10.65	$10.00
value at end of period	$15.04	$14.46	$13.43	$12.41	$12.54	$11.40	$ 9.42	$12.01	$11.52	$10.65
number outstanding at end of period (000 omitted)	30,771	28,434	25,510	22,138	17,378	13,033	10,517	8,508	4,260	1,321

Thrivent Growth and Income Plus Subaccount (April 30, 2008)[1]
Accumulation unit:
value at beginning of period	$11.90	$ 9.94	$8.90	$9.24	$8.05	$6.98	$10.00	$—	$—	$—
value at end of period	$12.02	$11.90	$9.94	$8.90	$9.24	$8.05	$ 6.98	$—	$—	$—
number outstanding at end of period (000 omitted)	2,251	1,715	956	835	349	45	11	—	—	—

Thrivent Balanced Income Plus Subaccount (April 29, 2005)[2]
Accumulation unit:
value at beginning of period	$15.79	$13.55	$12.21	$11.87	$10.61	$ 8.82	$12.08	$11.60	$10.54	$10.00
value at end of period	$16.54	$15.79	$13.55	$12.21	$11.87	$10.61	$ 8.82	$12.08	$11.60	$10.54
number outstanding at end of period (000 omitted)	1,503	725	327	301	263	257	297	310	220	93

[1]	Formerly known as Thrivent Equity Income Plus Subaccount.
[2]	Formerly known as Thrivent Balanced Subaccount.

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2005 Contracts issued after April 29, 2005 (continued)

Variable Account charges of 1.25% of the daily net assets of the Variable Account (continued).

Representing the Basic Death Benefit.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Thrivent Diversified Income Plus Subaccount (April 29, 2005)[1]
Accumulation unit:
value at beginning of period	$16.54	$15.06	$13.32	$13.19	$11.52	$ 8.77	$11.57	$11.83	$10.49	$10.00
value at end of period	$17.03	$16.54	$15.06	$13.32	$13.19	$11.52	$ 8.77	$11.57	$11.83	$10.49
number outstanding at end of period (000 omitted)	8,087	6,538	3,779	1,568	1,070	656	717	836	278	36

Thrivent Opportunity Income Plus Subaccount (April 29, 2005)[2]
Accumulation unit:
value at beginning of period	$13.16	$13.51	$12.91	$12.50	$11.29	$10.12	$10.78	$10.39	$10.04	$10.00
value at end of period	$13.45	$13.16	$13.51	$12.91	$12.50	$11.29	$10.12	$10.78	$10.39	$10.04
number outstanding at end of period (000 omitted)	1,645	661	429	279	214	164	168	189	141	72

Thrivent Partner Technology Subaccount (April 29, 2005)[3]
Accumulation unit:
value at beginning of period	$16.76	$13.15	$11.00	$12.78	$10.35	$ 6.69	$13.12	$11.96	$11.73	$10.00
value at end of period	$18.28	$16.76	$13.15	$11.00	$12.78	$10.35	$ 6.69	$13.12	$11.96	$11.73
number outstanding at end of period (000 omitted)	587	476	378	338	307	229	177	162	95	39

Thrivent Partner Healthcare Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$17.47	$13.49	$11.32	$11.91	$10.86	$ 8.88	$10.00	$—	$—	$—
value at end of period	$21.43	$17.47	$13.49	$11.32	$11.91	$10.86	$ 8.88	$—	$—	$—
number outstanding at end of period (000 omitted)	1,499	912	489	378	322	218	114	—	—	—

Thrivent Natural Resources Subaccount (April 30, 2008)[4]
Accumulation unit:
value at beginning of period	$8.25	$7.63	$7.98	$9.27	$8.07	$5.68	$10.00	$—	$—	$—
value at end of period	$6.65	$8.25	$7.63	$7.98	$9.27	$8.07	$ 5.68	$—	$—	$—
number outstanding at end of period (000 omitted)	1,366	1,194	1,180	1,004	706	493	173	—	—	—

Thrivent Partner Emerging Markets Equity Subaccount (April 30, 2008)[5]
Accumulation unit:
value at beginning of period	$12.17	$13.30	$10.69	$12.14	$ 9.65	$5.59	$10.00	$—	$—	$—
value at end of period	$11.74	$12.17	$13.30	$10.69	$12.14	$9.65	$ 5.59	$—	$—	$—
number outstanding at end of period (000 omitted)	1,248	1,101	849	742	603	350	64	—	—	—

Thrivent Real Estate Securities Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$15.69	$15.55	$13.39	$12.46	$ 9.89	$7.76	$12.52	$15.24	$11.50	$10.00
value at end of period	$20.27	$15.69	$15.55	$13.39	$12.46	$9.89	$ 7.76	$12.52	$15.24	$11.50
number outstanding at end of period (000 omitted)	958	724	590	543	512	484	501	488	475	233

[1]	Formerly known as Thrivent High Yield Subaccount II.
[2]	Formerly known as Thrivent Mortgage Securities Subaccount.
[3]	Formerly known as Thrivent Technology Subaccount
[4]	Formerly known as Thrivent Partner Natural Resources Subaccount
[5]	Formerly known as Thrivent Partner Emerging Markets Subaccount.

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2005 Contracts issued after April 29, 2005 (continued)

Variable Account charges of 1.25% of the daily net assets of the Variable Account (continued).

Representing the Basic Death Benefit.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Thrivent Partner Small Cap Growth Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$19.64	$14.04	$12.73	$13.40	$10.53	$ 7.91	$14.12	$13.17	$11.85	$10.00
value at end of period	$19.84	$19.64	$14.04	$12.73	$13.40	$10.53	$ 7.91	$14.12	$13.17	$11.85
number outstanding at end of period (000 omitted)	397	409	347	405	358	277	206	200	129	65

Thrivent Partner Small Cap Value Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$22.25	$16.48	$14.59	$15.07	$12.36	$ 9.61	$13.34	$13.65	$11.38	$10.00
value at end of period	$22.61	$22.25	$16.48	$14.59	$15.07	$12.36	$ 9.61	$13.34	$13.65	$11.38
number outstanding at end of period (000 omitted)	510	514	441	495	519	472	385	324	227	81

Thrivent Small Cap Stock Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$16.63	$12.39	$11.47	$12.26	$ 9.93	$8.35	$13.53	$12.91	$11.59	$10.00
value at end of period	$17.21	$16.63	$12.39	$11.47	$12.26	$9.93	$ 8.35	$13.53	$12.91	$11.59
number outstanding at end of period (000 omitted)	200	213	228	344	414	448	433	468	413	150

Thrivent Small Cap Index Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$21.23	$15.27	$13.33	$13.43	$10.80	$ 8.73	$12.83	$13.05	$11.52	$10.00
value at end of period	$22.09	$21.23	$15.27	$13.33	$13.43	$10.80	$ 8.73	$12.83	$13.05	$11.52
number outstanding at end of period (000 omitted)	854	577	391	363	380	366	391	378	291	145

Thrivent Mid Cap Growth Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$22.24	$17.26	$15.58	$16.68	$13.08	$ 8.78	$15.09	$12.75	$11.88	$10.00
value at end of period	$24.10	$22.24	$17.26	$15.58	$16.68	$13.08	$ 8.78	$15.09	$12.75	$11.88
number outstanding at end of period (000 omitted)	631	648	666	660	595	472	321	346	182	102

Thrivent Partner Mid Cap Value Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$19.49	$14.87	$12.73	$13.76	$11.17	$ 8.55	$13.33	$13.08	$11.45	$10.00
value at end of period	$21.85	$19.49	$14.87	$12.73	$13.76	$11.17	$ 8.55	$13.33	$13.08	$11.45
number outstanding at end of period (000 omitted)	393	356	245	286	275	248	192	145	71	26

Thrivent Mid Cap Stock Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$19.56	$14.61	$12.95	$13.99	$11.28	$ 8.21	$14.03	$13.45	$12.00	$10.00
value at end of period	$21.62	$19.56	$14.61	$12.95	$13.99	$11.28	$ 8.21	$14.03	$13.45	$12.00
number outstanding at end of period (000 omitted)	483	372	482	615	663	654	658	679	517	194

Thrivent Mid Cap Index Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$20.83	$15.87	$13.69	$14.18	$11.40	$ 8.45	$13.42	$12.63	$11.65	$10.00
value at end of period	$22.48	$20.83	$15.87	$13.69	$14.18	$11.40	$ 8.45	$13.42	$12.63	$11.65
number outstanding at end of period (000 omitted)	1,004	667	383	325	333	308	334	321	252	113

Thrivent Partner Worldwide Allocation Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$10.28	$ 8.95	$7.64	$8.80	$7.85	$6.04	$10.00	$—	$—	$—
value at end of period	$ 9.61	$10.28	$8.95	$7.64	$8.80	$7.85	$ 6.04	$—	$—	$—
number outstanding at end of period (000 omitted)	2,918	2,499	2,300	1,097	953	600	277	—	—	—

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2005 Contracts issued after April 29, 2005 (continued)

Variable Account charges of 1.25% of the daily net assets of the Variable Account (continued).

Representing the Basic Death Benefit.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Thrivent Partner All Cap Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$18.69	$14.25	$12.57	$13.38	$11.64	$ 9.18	$16.27	$13.69	$12.01	$10.00
value at end of period	$20.72	$18.69	$14.25	$12.57	$13.38	$11.64	$ 9.18	$16.27	$13.69	$12.01
number outstanding at end of period (000 omitted)	307	291	346	389	414	440	406	393	233	70

Thrivent Large Cap Growth Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$17.89	$13.31	$11.31	$12.09	$11.05	$ 7.92	$13.82	$11.99	$11.37	$10.00
value at end of period	$19.61	$17.89	$13.31	$11.31	$12.09	$11.05	$ 7.92	$13.82	$11.99	$11.37
number outstanding at end of period (000 omitted)	1,442	1,274	1,220	1,344	1,309	1,263	1,261	1,279	930	447

Thrivent Partner Growth Stock Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$19.79	$14.43	$12.31	$12.66	$10.99	$ 7.77	$13.60	$12.60	$11.28	$10.00
value at end of period	$21.20	$19.79	$14.43	$12.31	$12.66	$10.99	$ 7.77	$13.60	$12.60	$11.28
number outstanding at end of period (000 omitted)	410	349	342	262	300	271	337	362	194	90

Thrivent Large Cap Value Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$16.38	$12.59	$10.84	$11.33	$10.18	$ 8.51	$13.13	$12.70	$10.83	$10.00
value at end of period	$17.64	$16.38	$12.59	$10.84	$11.33	$10.18	$ 8.51	$13.13	$12.70	$10.83
number outstanding at end of period (000 omitted)	1,385	1,316	1,063	1,300	1,365	1,305	1,291	1,280	980	394

Thrivent Large Cap Stock Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$14.85	$11.60	$10.23	$10.85	$ 9.92	$7.87	$12.79	$12.04	$10.89	$10.00
value at end of period	$15.44	$14.85	$11.60	$10.23	$10.85	$9.92	$ 7.87	$12.79	$12.04	$10.89
number outstanding at end of period (000 omitted)	1,021	1,017	436	634	663	714	704	759	633	325

Thrivent Large Cap Index Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$16.73	$12.85	$11.26	$11.21	$ 9.91	$7.95	$12.80	$12.32	$10.82	$10.00
value at end of period	$18.71	$16.73	$12.85	$11.26	$11.21	$9.91	$ 7.95	$12.80	$12.32	$10.82
number outstanding at end of period (000 omitted)	2,060	1,356	808	710	727	739	829	856	628	331

Thrivent High Yield Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$18.20	$17.24	$15.01	$14.52	$12.83	$ 9.05	$11.61	$11.45	$10.51	$10.00
value at end of period	$18.33	$18.20	$17.24	$15.01	$14.52	$12.83	$ 9.05	$11.61	$11.45	$10.51
number outstanding at end of period (000 omitted)	2,590	2,469	2,197	1,115	963	796	596	601	469	157

Thrivent Income Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$14.17	$14.36	$13.10	$12.52	$11.36	$ 9.49	$10.77	$10.51	$10.10	$10.00
value at end of period	$14.93	$14.17	$14.36	$13.10	$12.52	$11.36	$ 9.49	$10.77	$10.51	$10.10
number outstanding at end of period (000 omitted)	2,529	2,730	3,252	1,701	1,513	1,196	1,087	1,104	686	317

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2005 Contracts issued after April 29, 2005 (continued)

Variable Account charges of 1.25% of the daily net assets of the Variable Account (continued).

Representing the Basic Death Benefit.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Thrivent Bond Index Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$13.02	$13.52	$13.04	$12.20	$11.31	$10.56	$10.78	$10.33	$10.05	$10.00
value at end of period	$13.70	$13.02	$13.52	$13.04	$12.20	$11.31	$10.56	$10.78	$10.33	$10.05
number outstanding at end of period (000 omitted)	1,529	1,593	2,167	1,456	1,079	812	738	664	488	226

Thrivent Limited Maturity Bond Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.78	$11.87	$11.52	$11.56	$11.12	$ 9.88	$10.69	$10.41	$10.08	$10.00
value at end of period	$11.82	$11.78	$11.87	$11.52	$11.56	$11.12	$ 9.88	$10.69	$10.41	$10.08
number outstanding at end of period (000 omitted)	3,548	3,847	4,183	3,215	2,620	1,529	942	925	771	361

Thrivent Money Market Subaccount (April 25, 2005)
Accumulation unit:
value at beginning of period	$1.04	$1.06	$1.07	$1.08	$1.10	$1.11	$1.09	$1.05	$1.01	$1.00
value at end of period	$1.03	$1.04	$1.06	$1.07	$1.08	$1.10	$1.11	$1.09	$1.05	$1.01
number outstanding at end of period (000 omitted)	30,062	32,921	30,235	28,539	23,412	28,303	38,851	22,128	9,642	2,665

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2005 Contracts issued after April 29, 2005

Variable Account charges of 1.90% of the daily net assets of the Variable Account.

Representing all Optional Death Benefits: MADB, PADB and EADB.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Thrivent Aggressive Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$15.94	$12.78	$11.61	$12.31	$10.68	$ 8.33	$13.53	$12.61	$11.30	$10.00
value at end of period	$16.58	$15.94	$12.78	$11.61	$12.31	$10.68	$ 8.33	$13.53	$12.61	$11.30
number outstanding at end of period (000 omitted)	1,189	935	829	872	853	817	765	702	414	90

Thrivent Moderately Aggressive Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$15.38	$12.92	$11.67	$12.24	$10.81	$ 8.49	$12.99	$12.29	$11.07	$10.00
value at end of period	$16.00	$15.38	$12.92	$11.67	$12.24	$10.81	$ 8.49	$12.99	$12.29	$11.07
number outstanding at end of period (000 omitted)	5,182	3,302	2,170	2,247	2,106	1,955	1,812	702	1,135	320

Thrivent Moderate Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$14.73	$13.04	$11.90	$12.25	$10.99	$ 8.82	$12.45	$11.88	$10.86	$10.00
value at end of period	$15.31	$14.73	$13.04	$11.90	$12.25	$10.99	$ 8.82	$12.45	$11.88	$10.86
number outstanding at end of period (000 omitted)	5,568	4,006	2,985	2,613	2,347	2,112	2,067	1,921	1,267	544

Thrivent Moderately Conservative Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$13.67	$12.78	$11.88	$12.09	$11.06	$ 9.20	$11.81	$11.39	$11.41	$10.00
value at end of period	$14.12	$13.67	$12.78	$11.88	$12.09	$11.06	$ 9.20	$11.81	$11.39	$11.41
number outstanding at end of period (000 omitted)	2,248	1,781	1,271	953	790	720	675	528	456	290

Thrivent Growth and Income Plus Subaccount (April 30, 2008)[1]
Accumulation unit:
value at beginning of period	$11.47	$ 9.65	$8.69	$9.08	$7.96	$6.95	$10.00	$—	$—	$—
value at end of period	$11.51	$11.47	$9.65	$8.69	$9.08	$7.96	$ 6.95	$—	$—	$—
number outstanding at end of period (000 omitted)	183	121	48	29	13	6	3	—	—	—

Thrivent Balanced Income Plus Subaccount (April 29, 2005)[2]
Accumulation unit:
value at beginning of period	$14.92	$12.89	$11.69	$11.44	$10.29	$ 8.61	$11.87	$11.47	$10.49	$10.00
value at end of period	$15.53	$14.92	$12.89	$11.69	$11.44	$10.29	$ 8.61	$11.87	$11.47	$10.49
number outstanding at end of period (000 omitted)	258	93	89	92	67	40	41	30	22	12

Thrivent Diversified Income Plus Subaccount (April 29, 2005)[3]
Accumulation unit:
value at beginning of period	$15.63	$14.33	$12.76	$12.71	$11.18	$ 8.56	$11.37	$11.70	$10.44	$10.00
value at end of period	$15.99	$15.63	$14.33	$12.76	$12.71	$11.18	$ 8.56	$11.37	$11.70	$10.44
number outstanding at end of period (000 omitted)	565	376	190	89	42	39	37	41	12	0

Thrivent Opportunity Income Plus Subaccount (April 29, 2005)[4]
Accumulation unit:
value at beginning of period	$12.44	$12.85	$12.36	$12.05	$10.96	$ 9.88	$10.60	$10.27	$10.00	$10.00
value at end of period	$12.63	$12.44	$12.85	$12.36	$12.05	$10.96	$ 9.88	$10.60	$10.27	$10.00
number outstanding at end of period (000 omitted)	111	22	15	10	11	9	8	7	6	6

[1]	Formerly known as Thrivent Equity Income Plus Subaccount.
[2]	Formerly known as Thrivent Balanced Subaccount.
[3]	Formerly known as Thrivent High Yield Subaccount II.
[4]	Formerly known as Thrivent Mortgage Securities Subaccount.

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2005 Contracts issued after April 29, 2005 (continued)

Variable Account charges of 1.90% of the daily net assets of the Variable Account (continued).

Representing all Optional Death Benefits: MADB, PADB and EADB.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Thrivent Partner Technology Subaccount (April 29, 2005)[1]
Accumulation unit:
value at beginning of period	$15.84	$12.51	$10.53	$12.31	$10.04	$ 6.54	$12.89	$11.83	$11.67	$10.00
value at end of period	$17.16	$15.84	$12.51	$10.53	$12.31	$10.04	$ 6.54	$12.89	$11.83	$11.67
number outstanding at end of period (000 omitted)	32	24	14	19	19	16	11	10	7	5

Thrivent Partner Healthcare Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$16.84	$13.09	$11.05	$11.71	$10.74	$ 8.84	$10.00	$—	$—	$—
value at end of period	$20.52	$16.84	$13.09	$11.05	$11.71	$10.74	$ 8.84	$—	$—	$—
number outstanding at end of period (000 omitted)	144	81	38	27	12	8	3	—	—	—

Thrivent Natural Resources Subaccount (April 30, 2008)[2]
Accumulation unit:
value at beginning of period	$7.96	$7.40	$7.79	$9.11	$7.98	$5.66	$10.00	$—	$—	$—
value at end of period	$6.37	$7.96	$7.40	$7.79	$9.11	$7.98	$ 5.66	$—	$—	$—
number outstanding at end of period (000 omitted)	69	63	51	35	16	10	1	—	—	—

Thrivent Partner Emerging Markets Equity Subaccount (April 30, 2008)[3]
Accumulation unit:
value at beginning of period	$11.73	$12.90	$10.44	$11.93	$ 9.55	$5.57	$10.00	$—	$—	$—
value at end of period	$11.24	$11.73	$12.90	$10.44	$11.93	$9.55	$ 5.57	$—	$—	$—
number outstanding at end of period (000 omitted)	153	109	74	49	27	15	4	—	—	—

Thrivent Real Estate Securities Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$14.83	$14.79	$12.83	$12.01	$ 9.60	$7.58	$12.31	$15.08	$11.45	$10.00
value at end of period	$19.03	$14.83	$14.79	$12.83	$12.01	$9.60	$ 7.58	$12.31	$15.08	$11.45
number outstanding at end of period (000 omitted)	54	51	55	72	78	74	76	75	71	42

Thrivent Partner Small Cap Growth Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$18.56	$13.36	$12.19	$12.92	$10.22	$ 7.73	$13.87	$13.03	$11.80	$10.00
value at end of period	$18.63	$18.56	$13.36	$12.19	$12.92	$10.22	$ 7.73	$13.87	$13.03	$11.80
number outstanding at end of period (000 omitted)	18	13	13	15	10	10	5	7	6	4

Thrivent Partner Small Cap Value Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$21.03	$15.67	$13.97	$14.53	$11.99	$ 9.38	$13.11	$13.50	$11.33	$10.00
value at end of period	$21.23	$21.03	$15.67	$13.97	$14.53	$11.99	$ 9.38	$13.11	$13.50	$11.33
number outstanding at end of period (000 omitted)	44	31	36	39	35	28	22	26	14	5

Thrivent Small Cap Stock Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$15.72	$11.79	$10.98	$11.82	$ 9.63	$8.15	$13.30	$12.77	$11.54	$10.00
value at end of period	$16.16	$15.72	$11.79	$10.98	$11.82	$9.63	$ 8.15	$13.30	$12.77	$11.54
number outstanding at end of period (000 omitted)	20	18	28	42	51	51	56	55	46	17

[1]	Formerly known as Thrivent Technology Subaccount.
[2]	Formerly known as Thrivent Partner Natural Resources Subaccount.
[3]	Formerly known as Thrivent Partner Emerging Markets Subaccount.

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2005 Contracts issued after April 29, 2005 (continued)

Variable Account charges of 1.90% of the daily net assets of the Variable Account (continued).

Representing all Optional Death Benefits: MADB, PADB and EADB.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Thrivent Small Cap Index Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$20.07	$14.52	$12.77	$12.94	$10.48	$ 8.52	$12.60	$12.91	$11.47	$10.00
value at end of period	$20.75	$20.07	$14.52	$12.77	$12.94	$10.48	$ 8.52	$12.60	$12.91	$11.47
number outstanding at end of period (000 omitted)	71	34	23	14	17	14	19	23	17	14

Thrivent Mid Cap Growth Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$21.02	$16.42	$14.92	$16.08	$12.69	$ 8.57	$14.83	$12.61	$11.83	$10.00
value at end of period	$22.63	$21.02	$16.42	$14.92	$16.08	$12.69	$ 8.57	$14.83	$12.61	$11.83
number outstanding at end of period (000 omitted)	74	91	103	105	76	60	54	45	28	12

Thrivent Partner Mid Cap Value Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$18.42	$14.14	$12.19	$13.26	$10.84	$ 8.35	$13.10	$12.94	$11.40	$10.00
value at end of period	$20.52	$18.42	$14.14	$12.19	$13.26	$10.84	$ 8.35	$13.10	$12.94	$11.40
number outstanding at end of period (000 omitted)	57	70	85	99	73	50	46	38	22	2

Thrivent Mid Cap Stock Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$18.48	$13.90	$12.40	$13.48	$10.94	$ 8.02	$13.79	$13.30	$11.95	$10.00
value at end of period	$20.30	$18.48	$13.90	$12.40	$13.48	$10.94	$ 8.02	$13.79	$13.30	$11.95
number outstanding at end of period (000 omitted)	71	66	79	95	79	72	81	69	55	21

Thrivent Mid Cap Index Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$19.69	$15.09	$13.11	$13.66	$11.06	$ 8.25	$13.19	$12.50	$11.60	$10.00
value at end of period	$21.11	$19.69	$15.09	$13.11	$13.66	$11.06	$ 8.25	$13.19	$12.50	$11.60
number outstanding at end of period (000 omitted)	112	75	53	59	60	43	47	43	21	12

Thrivent Partner Worldwide Allocation Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$9.91	$8.68	$7.46	$8.65	$7.77	$6.01	$10.00	$—	$—	$—
value at end of period	$9.20	$9.91	$8.68	$7.46	$8.65	$7.77	$ 6.01	$—	$—	$—
number outstanding at end of period (000 omitted)	274	230	257	107	71	37	23	—	—	—

Thrivent Partner All Cap Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$17.67	$13.55	$12.04	$12.89	$11.29	$ 8.96	$15.99	$13.54	$11.95	$10.00
value at end of period	$19.46	$17.67	$13.55	$12.04	$12.89	$11.29	$ 8.96	$15.99	$13.54	$11.95
number outstanding at end of period (000 omitted)	44	52	59	82	77	54	58	49	29	4

Thrivent Large Cap Growth Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$16.91	$12.66	$10.83	$11.65	$10.72	$ 7.73	$13.58	$11.86	$11.32	$10.00
value at end of period	$18.42	$16.91	$12.66	$10.83	$11.65	$10.72	$ 7.73	$13.58	$11.86	$11.32
number outstanding at end of period (000 omitted)	117	100	108	143	124	115	108	82	57	35

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2005 Contracts issued after April 29, 2005 (continued)

Variable Account charges of 1.90% of the daily net assets of the Variable Account (continued).

Representing all Optional Death Benefits: MADB, PADB and EADB.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Thrivent Partner Growth Stock Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$18.70	$13.73	$11.79	$12.20	$10.66	$ 7.59	$13.37	$12.47	$11.23	$10.00
value at end of period	$19.91	$18.70	$13.73	$11.79	$12.20	$10.66	$ 7.59	$13.37	$12.47	$11.23
number outstanding at end of period (000 omitted)	60	49	50	35	32	29	33	38	21	7

Thrivent Large Cap Value Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$15.49	$11.97	$10.38	$10.91	$ 9.88	$8.31	$12.90	$12.56	$10.78	$10.00
value at end of period	$16.57	$15.49	$11.97	$10.38	$10.91	$9.88	$ 8.31	$12.90	$12.56	$10.78
number outstanding at end of period (000 omitted)	142	134	115	150	138	122	118	107	69	30

Thrivent Large Cap Stock Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$14.04	$11.04	$ 9.79	$10.46	$ 9.62	$7.68	$12.57	$11.91	$10.84	$10.00
value at end of period	$14.50	$14.04	$11.04	$ 9.79	$10.46	$9.62	$ 7.68	$12.57	$11.91	$10.84
number outstanding at end of period (000 omitted)	121	138	105	132	106	99	103	96	78	36

Thrivent Large Cap Index Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$15.81	$12.23	$10.79	$10.81	$ 9.61	$7.76	$12.58	$12.19	$10.77	$10.00
value at end of period	$17.57	$15.81	$12.23	$10.79	$10.81	$9.61	$ 7.76	$12.58	$12.19	$10.77
number outstanding at end of period (000 omitted)	169	85	72	43	35	20	22	25	18	13

Thrivent High Yield Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$17.21	$16.40	$14.38	$13.99	$12.45	$ 8.84	$11.41	$11.32	$10.46	$10.00
value at end of period	$17.21	$17.21	$16.40	$14.38	$13.99	$12.45	$ 8.84	$11.41	$11.32	$10.46
number outstanding at end of period (000 omitted)	176	126	84	43	46	36	27	29	22	13

Thrivent Income Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$13.39	$13.66	$12.54	$12.07	$11.02	$ 9.26	$10.59	$10.40	$10.05	$10.00
value at end of period	$14.02	$13.39	$13.66	$12.54	$12.07	$11.02	$ 9.26	$10.59	$10.40	$10.05
number outstanding at end of period (000 omitted)	128	91	83	47	61	52	55	54	46	21

Thrivent Bond Index Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.31	$12.86	$12.49	$11.76	$10.97	$10.31	$10.60	$10.22	$10.01	$10.00
value at end of period	$12.86	$12.31	$12.86	$12.49	$11.76	$10.97	$10.31	$10.60	$10.22	$10.01
number outstanding at end of period (000 omitted)	106	76	90	75	85	49	58	48	33	17

Thrivent Limited Maturity Bond Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.13	$11.29	$11.03	$11.14	$10.79	$ 9.64	$10.51	$10.30	$10.04	$10.00
value at end of period	$11.10	$11.13	$11.29	$11.03	$11.14	$10.79	$ 9.64	$10.51	$10.30	$10.04
number outstanding at end of period (000 omitted)	127	99	161	135	101	68	63	49	37	17

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2005 Contracts issued after April 29, 2005 (continued)

Variable Account charges of 1.90% of the daily net assets of the Variable Account (continued).

Representing all Optional Death Benefits: MADB, PADB and EADB.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Thrivent Money Market Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$0.99	$1.01	$1.03	$1.05	$1.07	$1.08	$1.07	$1.04	$1.01	$1.00
value at end of period	$0.97	$0.99	$1.01	$1.03	$1.05	$1.07	$1.08	$1.07	$1.04	$1.01
number outstanding at end of period (000 omitted)	2,994	2,952	1,386	1,194	785	1,291	2,264	1,376	317	55

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2005 Contracts issued after April 29, 2005

Variable Account charges of 2.50%, 2.50% and 2.00% respectively of the daily net assets of the Variable Account only.

Representing the GLWB Rider.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Thrivent Moderately Aggressive Allocation Subaccount (April 29, 2005)[1]
Accumulation unit:
value at beginning of period	$11.29	$ 9.54	$8.67	$9.15	$8.12	$6.39	$9.79	$10.00	$—	$—
value at end of period	$11.68	$11.29	$9.54	$8.67	$9.15	$8.12	$6.39	$ 9.79	$—	$—
number outstanding at end of period (000 omitted)	82,904	77,763	44,498	32,802	24,700	17,765	10,265	3,373	—	—

Thrivent Moderate Allocation Subaccount (April 29, 2005)[1]
Accumulation unit:
value at beginning of period	$11.69	$10.37	$ 9.47	$9.77	$8.76	$7.03	$9.91	$10.00	$—	$—
value at end of period	$12.09	$11.69	$10.37	$9.47	$9.77	$8.76	$7.03	$ 9.91	$—	$—
number outstanding at end of period (000 omitted)	256,190	186,390	112,562	75,117	50,001	30,479	16,169	4,319	—	—

Thrivent Moderately Conservative Allocation Subaccount (April 29, 2005)[1]
Accumulation unit:
value at beginning of period	$11.70	$10.92	$10.15	$10.30	$ 9.41	$7.80	$9.98	$10.00	$—	$—
value at end of period	$12.08	$11.70	$10.92	$10.15	$10.30	$9.41	$7.80	$ 9.98	$—	$—
number outstanding at end of period (000 omitted)	67,920	48,079	33,880	21,011	13,566	8,174	4,500	1,433	—	—

[1]	The GLWB Rider was first offered beginning July 9, 2007.

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2002 Contracts issued before April 29, 2005—See Appendix B

Variable Account charges of 1.10% of the daily net assets of the Variable Account.

Representing the Basic Death Benefit.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Thrivent Aggressive Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$17.08	$13.59	$12.24	$12.89	$11.09	$ 8.58	$13.82	$12.78	$11.36	$10.00
value at end of period	$17.91	$17.08	$13.59	$12.24	$12.89	$11.09	$ 8.58	$13.82	$12.78	$11.36
number outstanding at end of period (000 omitted)	1,589	1,615	1,624	1,755	1,853	1,835	1,843	1,608	1,151	229

Thrivent Moderately Aggressive Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$16.49	$13.74	$12.31	$12.81	$11.22	$ 8.74	$13.27	$12.45	$11.13	$10.00
value at end of period	$17.29	$16.49	$13.74	$12.31	$12.81	$11.22	$ 8.74	$13.27	$12.45	$11.13
number outstanding at end of period (000 omitted)	6,049	5,847	5,571	5,866	5,732	5,839	5,725	5,095	3,711	870

Thrivent Moderate Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$15.79	$13.87	$12.55	$12.82	$11.40	$ 9.09	$12.71	$12.04	$10.92	$10.00
value at end of period	$16.54	$15.79	$13.87	$12.55	$12.82	$11.40	$ 9.09	$12.71	$12.04	$10.92
number outstanding at end of period (000 omitted)	7,456	7,336	7,142	7,616	7,582	7,390	7,470	6,412	4,217	1,289

Thrivent Moderately Conservative Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$14.65	$13.58	$12.53	$12.65	$11.48	$ 9.47	$12.06	$11.55	$10.66	$10.00
value at end of period	$15.26	$14.65	$13.58	$12.53	$12.65	$11.48	$ 9.47	$12.06	$11.55	$10.66
number outstanding at end of period (000 omitted)	3,536	3,650	3,885	3,792	3,671	3,605	3,127	2,776	1,632	568

Thrivent Growth and Income Plus Subaccount (April 30, 2008)[1]
Accumulation unit:
value at beginning of period	$12.01	$10.01	$ 8.95	$9.27	$8.07	$6.99	$10.00	$—	$—	$—
value at end of period	$12.14	$12.01	$10.01	$8.95	$9.27	$8.07	$ 6.99	$—	$—	$—
number outstanding at end of period (000 omitted)	209	183	133	127	61	14	13	—	—	—

Thrivent Balanced Income Plus Subaccount (October 31, 2002)[2]
Accumulation unit:
value at beginning of period	$19.35	$16.59	$14.92	$14.48	$12.92	$10.73	$14.67	$14.07	$12.77	$12.42
value at end of period	$20.30	$19.35	$16.59	$14.92	$14.48	$12.92	$10.73	$14.67	$14.07	$12.77
number outstanding at end of period (000 omitted)	730	738	770	855	987	1,140	1,471	1,858	2,130	2,560

Thrivent Diversified Income Plus Subaccount (October 31, 2002)[3]
Accumulation unit:
value at beginning of period	$23.43	$21.31	$18.82	$18.60	$16.23	$12.33	$16.24	$16.59	$14.69	$14.33
value at end of period	$24.17	$23.43	$21.31	$18.82	$18.60	$16.23	$12.33	$16.24	$16.59	$14.69
number outstanding at end of period (000 omitted)	672	583	474	390	442	489	593	746	695	703

Thrivent Opportunity Income Plus Subaccount (April 30, 2003)[4]
Accumulation unit:
value at beginning of period	$13.91	$14.26	$13.60	$13.16	$11.87	$10.62	$11.30	$10.86	$10.49	$10.40
value at end of period	$14.24	$13.91	$14.26	$13.60	$13.16	$11.87	$10.62	$11.30	$10.86	$10.49
number outstanding at end of period (000 omitted)	293	246	282	303	379	416	554	729	909	1,143

[1]	Formerly known as Thrivent Equity Income Plus Subaccount.
[2]	Formerly known as Thrivent Balanced Subaccount.
[3]	Formerly known as Thrivent High Yield Subaccount II.
[4]	Formerly known as Thrivent Mortgage Securities Subaccount.

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2002 Contracts issued before April 29, 2005 (continued)

Variable Account charges of 1.10% of the daily net assets of the Variable Account (continued).

Representing the Basic Death Benefit.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Thrivent Partner Technology Subaccount (October 31, 2002)[1]
Accumulation unit:
value at beginning of period	$23.15	$18.15	$15.15	$17.57	$14.22	$ 9.18	$17.96	$16.35	$16.01	$15.60
value at end of period	$25.29	$23.15	$18.15	$15.15	$17.57	$14.22	$ 9.18	$17.96	$16.35	$16.01
number outstanding at end of period (000 omitted)	129	138	166	188	218	246	246	301	316	360

Thrivent Partner Healthcare Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$17.62	$13.59	$11.38	$11.96	$10.88	$ 8.89	$10.00	$—	$—	$—
value at end of period	$21.65	$17.62	$13.59	$11.38	$11.96	$10.88	$ 8.89	$—	$—	$—
number outstanding at end of period (000 omitted)	136	97	61	66	70	76	61	—	—	—

Thrivent Natural Resources Subaccount (April 30, 2008)[2]
Accumulation unit:
value at beginning of period	$8.32	$7.68	$8.02	$9.30	$8.09	$5.69	$10.00	$—	$—	$—
value at end of period	$6.72	$8.32	$7.68	$8.02	$9.30	$8.09	$ 5.69	$—	$—	$—
number outstanding at end of period (000 omitted)	196	196	218	227	187	187	86	—	—	—

Thrivent Partner Emerging Markets Equity Subaccount (April 30, 2008)[3]
Accumulation unit:
value at beginning of period	$12.27	$13.39	$10.75	$12.19	$ 9.68	$5.60	$10.00	$—	$—	$—
value at end of period	$11.86	$12.27	$13.39	$10.75	$12.19	$9.68	$ 5.60	$—	$—	$—
number outstanding at end of period (000 omitted)	165	168	175	190	189	147	32	—	—	—

Thrivent Real Estate Securities Subaccount (April 30, 2003)
Accumulation unit:
value at beginning of period	$26.69	$26.41	$22.72	$21.11	$16.73	$13.10	$21.11	$25.66	$19.33	$17.26
value at end of period	$34.54	$26.69	$26.41	$22.72	$21.11	$16.73	$13.10	$21.11	$25.66	$19.33
number outstanding at end of period (000 omitted)	364	382	430	484	601	754	876	1,069	1,443	1,761

Thrivent Partner Small Cap Growth Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$27.87	$19.89	$18.01	$18.94	$14.86	$11.15	$19.86	$18.50	$16.61	$16.16
value at end of period	$28.20	$27.87	$19.89	$18.01	$18.94	$14.86	$11.15	$19.86	$18.50	$16.61
number outstanding at end of period (000 omitted)	151	167	174	208	251	293	318	361	379	419

Thrivent Partner Small Cap Value Subaccount (April 30, 2003)
Accumulation unit:
value at beginning of period	$34.89	$25.80	$22.81	$23.53	$19.27	$14.96	$20.73	$21.18	$17.62	$16.99
value at end of period	$35.51	$34.89	$25.80	$22.81	$23.53	$19.27	$14.96	$20.73	$21.18	$17.62
number outstanding at end of period (000 omitted)	218	234	273	319	383	446	508	571	638	708

Thrivent Small Cap Stock Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$26.23	$19.52	$18.03	$19.26	$15.56	$13.07	$21.15	$20.15	$18.06	$16.78
value at end of period	$27.18	$26.23	$19.52	$18.03	$19.26	$15.56	$13.07	$21.15	$20.15	$18.06
number outstanding at end of period (000 omitted)	270	298	339	389	470	569	646	792	911	969

[1]	Formerly known as Thrivent Technology Subaccount.
[2]	Formerly known as Thrivent Partner Natural Resources Subaccount.
[3]	Formerly known as Thrivent Partner Emerging Markets Subaccount.

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2002 Contracts issued before April 29, 2005 (continued)

Variable Account charges of 1.10% of the daily net assets of the Variable Account (continued).

Representing the Basic Death Benefit.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Thrivent Small Cap Index Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$33.13	$23.79	$20.74	$20.86	$16.76	$13.52	$19.83	$20.16	$17.76	$16.73
value at end of period	$34.53	$33.13	$23.79	$20.74	$20.86	$16.76	$13.52	$19.83	$20.16	$17.76
number outstanding at end of period (000 omitted)	310	330	364	403	495	586	724	874	1,014	1,156

Thrivent Mid Cap Growth Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$30.76	$23.84	$21.48	$22.96	$17.98	$12.05	$20.69	$17.44	$16.24	$14.75
value at end of period	$33.38	$30.76	$23.84	$21.48	$22.96	$17.98	$12.05	$20.69	$17.44	$16.24
number outstanding at end of period (000 omitted)	453	499	577	596	697	804	923	1,127	1,242	1,475

Thrivent Partner Mid Cap Value Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$19.74	$15.04	$12.86	$13.88	$11.25	$ 8.60	$13.38	$13.12	$11.46	$10.00
value at end of period	$22.17	$19.74	$15.04	$12.86	$13.88	$11.25	$ 8.60	$13.38	$13.12	$11.46
number outstanding at end of period (000 omitted)	75	69	61	75	88	101	107	104	69	33

Thrivent Mid Cap Stock Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$28.97	$21.61	$19.12	$20.63	$16.61	$12.07	$20.60	$19.71	$17.57	$15.26
value at end of period	$32.07	$28.97	$21.61	$19.12	$20.63	$16.61	$12.07	$20.60	$19.71	$17.57
number outstanding at end of period (000 omitted)	295	313	347	405	511	614	697	854	946	991

Thrivent Mid Cap Index Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$31.05	$23.62	$20.35	$21.04	$16.90	$12.50	$19.83	$18.63	$17.16	$15.44
value at end of period	$33.56	$31.05	$23.62	$20.35	$21.04	$16.90	$12.50	$19.83	$18.63	$17.16
number outstanding at end of period (000 omitted)	343	357	381	423	529	630	781	953	1,116	1,261

Thrivent Partner Worldwide Allocation Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$10.37	$ 9.01	$7.68	$8.83	$7.87	$6.05	$10.00	$—	$—	$—
value at end of period	$ 9.70	$10.37	$9.01	$7.68	$8.83	$7.87	$ 6.05	$—	$—	$—
number outstanding at end of period (000 omitted)	2,338	2,427	2,651	350	367	280	150	—	—	—

Thrivent Partner All Cap Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$24.98	$19.01	$16.75	$17.80	$15.47	$12.17	$21.55	$18.11	$15.85	$13.54
value at end of period	$27.74	$24.98	$19.01	$16.75	$17.80	$15.47	$12.17	$21.55	$18.11	$15.85
number outstanding at end of period (000 omitted)	164	174	195	240	297	350	460	546	554	539

Thrivent Large Cap Growth Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$22.50	$16.71	$14.18	$15.13	$13.82	$ 9.88	$17.22	$14.92	$14.13	$13.35
value at end of period	$24.70	$22.50	$16.71	$14.18	$15.13	$13.82	$ 9.88	$17.22	$14.92	$14.13
number outstanding at end of period (000 omitted)	1,217	1,333	1,489	1,630	1,964	2,339	2,834	3,416	3,795	4,350

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2002 Contracts issued before April 29, 2005 (continued)

Variable Account charges of 1.10% of the daily net assets of the Variable Account (continued).

Representing the Basic Death Benefit.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Thrivent Partner Growth Stock Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$25.98	$18.92	$16.12	$16.55	$14.34	$10.13	$17.70	$16.38	$14.63	$13.91
value at end of period	$27.89	$25.98	$18.92	$16.12	$16.55	$14.34	$10.13	$17.70	$16.38	$14.63
number outstanding at end of period (000 omitted)	272	294	314	366	436	499	615	823	907	1,023

Thrivent Large Cap Value Subaccount (April 25, 2003)
Accumulation unit:
value at beginning of period	$22.89	$17.56	$15.10	$15.75	$14.14	$11.81	$18.18	$17.56	$14.95	$14.12
value at end of period	$24.68	$22.89	$17.56	$15.10	$15.75	$14.14	$11.81	$18.18	$17.56	$14.95
number outstanding at end of period (000 omitted)	871	943	1,019	1,242	1,486	1,748	2,098	2,514	2,865	3,145

Thrivent Large Cap Stock Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$18.27	$14.25	$12.54	$13.29	$12.12	$ 9.61	$15.59	$14.65	$13.23	$12.70
value at end of period	$19.03	$18.27	$14.25	$12.54	$13.29	$12.12	$ 9.61	$15.59	$14.65	$13.23
number outstanding at end of period (000 omitted)	1,182	1,300	1,410	1,618	1,892	2,298	2,742	3,307	3,859	4,572

Thrivent Large Cap Index Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$22.35	$17.15	$15.01	$14.92	$13.16	$10.54	$16.95	$16.29	$14.28	$13.78
value at end of period	$25.04	$22.35	$17.15	$15.01	$14.92	$13.16	$10.54	$16.95	$16.29	$14.28
number outstanding at end of period (000 omitted)	924	951	1,019	1,106	1,321	1,529	1,885	2,358	2,722	3,196

Thrivent High Yield Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$26.26	$24.84	$21.59	$20.85	$18.40	$12.97	$16.61	$16.34	$14.98	$14.56
value at end of period	$26.48	$26.26	$24.84	$21.59	$20.85	$18.40	$12.97	$16.61	$16.34	$14.98
number outstanding at end of period (000 omitted)	517	569	639	671	783	910	1,056	1,330	1,561	1,775

Thrivent Income Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$16.39	$16.58	$15.11	$14.42	$13.07	$10.89	$12.35	$12.03	$11.54	$11.41
value at end of period	$17.29	$16.39	$16.58	$15.11	$14.42	$13.07	$10.89	$12.35	$12.03	$11.54
number outstanding at end of period (000 omitted)	875	1,010	1,224	1,264	1,427	1,706	2,009	2,527	2,683	3,062

Thrivent Bond Index Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$14.15	$14.67	$14.13	$13.20	$12.22	$11.39	$11.61	$11.11	$10.80	$10.69
value at end of period	$14.91	$14.15	$14.67	$14.13	$13.20	$12.22	$11.39	$11.61	$11.11	$10.80
number outstanding at end of period (000 omitted)	748	789	888	1,012	1,180	1,377	1,821	2,226	2,481	2,896

Thrivent Limited Maturity Bond Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$12.54	$12.62	$12.23	$12.25	$11.77	$10.44	$11.28	$10.97	$10.60	$10.52
value at end of period	$12.61	$12.54	$12.62	$12.23	$12.25	$11.77	$10.44	$11.28	$10.97	$10.60
number outstanding at end of period (000 omitted)	1,186	1,238	1,485	1,630	1,993	2,184	2,622	3,199	3,636	4,375

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2002 Contracts issued before April 29, 2005 (continued)

Variable Account charges of 1.10% of the daily net assets of the Variable Account (continued).

Representing the Basic Death Benefit.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Thrivent Money Market Subaccount (April 25, 2003)
Accumulation unit:
value at beginning of period	$1.06	$1.07	$1.08	$1.09	$1.11	$1.11	$1.09	$1.05	$1.01	$1.00
value at end of period	$1.05	$1.06	$1.07	$1.08	$1.09	$1.11	$1.11	$1.09	$1.05	$1.01
number outstanding at end of period (000 omitted)	4,427	4,765	6,166	6,848	8,499	12,101	21,319	16,715	11,211	11,614

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2002 Contracts issued before April 29, 2005—See Appendix B

Variable Account charges of 1.55% of the daily net assets of the Variable Account.

Representing all Optional Death Benefits: MADB, PADB and EADB.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Thrivent Aggressive Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$16.43	$13.13	$11.88	$12.56	$10.85	$ 8.44	$13.66	$12.69	$11.33	$10.00
value at end of period	$17.15	$16.43	$13.13	$11.88	$12.56	$10.85	$ 8.44	$13.66	$12.69	$11.33
number outstanding at end of period (000 omitted)	743	767	797	850	930	1,001	971	897	539	136

Thrivent Moderately Aggressive Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$15.85	$13.27	$11.95	$12.49	$10.99	$ 8.60	$13.11	$12.36	$11.10	$10.00
value at end of period	$16.55	$15.85	$13.27	$11.95	$12.49	$10.99	$ 8.60	$13.11	$12.36	$11.10
number outstanding at end of period (000 omitted)	1,855	1,897	2,002	2,266	2,315	2,590	2,727	2,491	1,737	370

Thrivent Moderate Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$15.19	$13.40	$12.18	$12.50	$11.17	$ 8.94	$12.56	$11.95	$10.88	$10.00
value at end of period	$15.83	$15.19	$13.40	$12.18	$12.50	$11.17	$ 8.94	$12.56	$11.95	$10.88
number outstanding at end of period (000 omitted)	2,310	2,416	2,469	2,573	2,639	2,707	2,675	2,607	1,871	577

Thrivent Moderately Conservative Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$14.09	$13.12	$12.16	$12.33	$11.24	$ 9.31	$11.92	$11.46	$10.63	$10.00
value at end of period	$14.61	$14.09	$13.12	$12.16	$12.33	$11.24	$ 9.31	$11.92	$11.46	$10.63
number outstanding at end of period (000 omitted)	1,287	1,317	1,356	1,273	1,156	1,029	889	625	452	147

Thrivent Growth and Income Plus Subaccount (April 30, 2008)[1]
Accumulation unit:
value at beginning of period	$11.70	$ 9.80	$8.80	$9.16	$8.01	$6.97	$10.00	$—	$—	$—
value at end of period	$11.78	$11.70	$9.80	$8.80	$9.16	$8.01	$ 6.97	$—	$—	$—
number outstanding at end of period (000 omitted)	45	33	27	29	17	8	13	—	—	—

Thrivent Balanced Income Plus Subaccount (October 31, 2002)[2]
Accumulation unit:
value at beginning of period	$18.40	$15.85	$14.32	$13.96	$12.51	$10.44	$14.34	$13.81	$12.58	$12.30
value at end of period	$19.22	$18.40	$15.85	$14.32	$13.96	$12.51	$10.44	$14.34	$13.81	$12.58
number outstanding at end of period (000 omitted)	329	340	355	405	468	471	528	714	837	1,057

Thrivent Diversified Income Plus Subaccount (October 31, 2002)[3]
Accumulation unit:
value at beginning of period	$22.28	$20.36	$18.06	$17.93	$15.72	$11.99	$15.87	$16.28	$14.48	$14.19
value at end of period	$22.88	$22.28	$20.36	$18.06	$17.93	$15.72	$11.99	$15.87	$16.28	$14.48
number outstanding at end of period (000 omitted)	288	277	249	204	217	215	255	328	350	402

Thrivent Opportunity Income Plus Subaccount (April 30, 2003)[4]
Accumulation unit:
value at beginning of period	$13.26	$13.65	$13.08	$12.71	$11.52	$10.35	$11.06	$10.69	$10.37	$10.32
value at end of period	$13.51	$13.26	$13.65	$13.08	$12.71	$11.52	$10.35	$11.06	$10.69	$10.37
number outstanding at end of period (000 omitted)	95	89	92	99	107	111	150	212	271	340

[1]	Formerly known as Thrivent Equity Income Plus Subaccount.
[2]	Formerly known as Thrivent Balanced Subaccount.
[3]	Formerly known as Thrivent High Yield Subaccount II.
[4]	Formerly known as Thrivent Mortgage Securities Subaccount.

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2002 Contracts issued before April 29, 2005 (continued)

Variable Account charges of 1.55% of the daily net assets of the Variable Account (continued).

Representing all Optional Death Benefits: MADB, PADB and EADB.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Thrivent Partner Technology Subaccount (October 31, 2002)[1]
Accumulation unit:
value at beginning of period	$22.02	$17.33	$14.54	$16.94	$13.76	$ 8.93	$17.55	$16.05	$15.78	$15.45
value at end of period	$23.94	$22.02	$17.33	$14.54	$16.94	$13.76	$ 8.93	$17.55	$16.05	$15.78
number outstanding at end of period (000 omitted)	76	83	90	102	116	135	147	171	194	231

Thrivent Partner Healthcare Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$17.17	$13.30	$11.20	$11.82	$10.80	$ 8.86	$10.00	$—	$—	$—
value at end of period	$21.01	$17.17	$13.30	$11.20	$11.82	$10.80	$ 8.86	$—	$—	$—
number outstanding at end of period (000 omitted)	39	29	18	21	19	20	15	—	—	—

Thrivent Natural Resources Subaccount (April 30, 2008)[2]
Accumulation unit:
value at beginning of period	$8.11	$7.52	$ 7.89	$9.19	$8.03	$5.67	$10.00	$—	$—	$—
value at end of period	$6.52	$8.11	$ 7.52	$7.89	$9.19	$8.03	$ 5.67	$—	$—	$—
number outstanding at end of period (000 omitted)	46	43	44	46	43	50	31	—	—	—

Thrivent Partner Emerging Markets Equity Subaccount (April 30, 2008)[3]
Accumulation unit:
value at beginning of period	$11.96	$13.11	$10.57	$12.04	$ 9.60	$5.58	$10.00	$—	$—	$—
value at end of period	$11.51	$11.96	$13.11	$10.57	$12.04	$9.60	$ 5.58	$—	$—	$—
number outstanding at end of period (000 omitted)	35	37	31	35	39	31	7	—	—	—

Thrivent Real Estate Securities Subaccount (April 30, 2003)
Accumulation unit:
value at beginning of period	$25.44	$25.28	$21.85	$20.39	$16.23	$12.77	$20.67	$25.24	$19.10	$17.13
value at end of period	$32.77	$25.44	$25.28	$21.85	$20.39	$16.23	$12.77	$20.67	$25.24	$19.10
number outstanding at end of period (000 omitted)	126	135	146	167	196	240	292	368	508	611

Thrivent Partner Small Cap Growth Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$26.50	$19.00	$17.28	$18.25	$14.39	$10.84	$19.40	$18.16	$16.38	$16.00
value at end of period	$26.70	$26.50	$19.00	$17.28	$18.25	$14.39	$10.84	$19.40	$18.16	$16.38
number outstanding at end of period (000 omitted)	57	66	66	73	86	106	115	121	151	189

Thrivent Partner Small Cap Value Subaccount (April 30, 2003)
Accumulation unit:
value at beginning of period	$33.26	$24.70	$21.93	$22.73	$18.70	$14.58	$20.30	$20.83	$17.41	$16.86
value at end of period	$33.69	$33.26	$24.70	$21.93	$22.73	$18.70	$14.58	$20.30	$20.83	$17.41
number outstanding at end of period (000 omitted)	80	86	94	107	126	140	160	205	267	328

Thrivent Small Cap Stock Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$24.95	$18.64	$17.30	$18.56	$15.07	$12.71	$20.67	$19.78	$17.81	$16.62
value at end of period	$25.73	$24.95	$18.64	$17.30	$18.56	$15.07	$12.71	$20.67	$19.78	$17.81
number outstanding at end of period (000 omitted)	170	183	214	248	326	379	414	478	573	642

[1]	Formerly known as Thrivent Technology Subaccount.
[2]	Formerly known as Thrivent Partner Natural Resources Subaccount.
[3]	Formerly known as Thrivent Partner Emerging Markets Subaccount.

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2002 Contracts issued before April 29, 2005 (continued)

Variable Account charges of 1.55% of the daily net assets of the Variable Account (continued).

Representing all Optional Death Benefits: MADB, PADB and EADB.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Thrivent Small Cap Index Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$31.51	$22.72	$19.91	$20.11	$16.22	$13.15	$19.38	$19.78	$17.51	$16.57
value at end of period	$32.69	$31.51	$22.72	$19.91	$20.11	$16.22	$13.15	$19.38	$19.78	$17.51
number outstanding at end of period (000 omitted)	107	111	123	146	174	195	223	286	330	410

Thrivent Mid Cap Growth Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$29.25	$22.77	$20.61	$22.14	$17.41	$11.72	$20.21	$17.12	$16.01	$14.61
value at end of period	$31.60	$29.25	$22.77	$20.61	$22.14	$17.41	$11.72	$20.21	$17.12	$16.01
number outstanding at end of period (000 omitted)	204	231	252	233	269	301	333	382	467	599

Thrivent Partner Mid Cap Value Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$18.99	$14.53	$12.48	$13.53	$11.02	$ 8.45	$13.32	$13.02	$11.42	$10.00
value at end of period	$21.22	$18.99	$14.53	$12.48	$13.53	$11.02	$ 8.45	$13.22	$13.02	$11.42
number outstanding at end of period (000 omitted)	23	22	20	23	29	29	24	40	12	8

Thrivent Mid Cap Stock Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$27.55	$20.65	$18.35	$19.88	$16.08	$11.74	$20.13	$19.34	$17.32	$15.12
value at end of period	$30.36	$27.55	$20.65	$18.35	$19.88	$16.08	$11.74	$20.13	$19.34	$17.32
number outstanding at end of period (000 omitted)	171	186	219	255	312	364	413	493	593	629

Thrivent Mid Cap Index Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$29.53	$22.56	$19.52	$20.28	$16.36	$12.16	$19.38	$18.29	$16.91	$15.29
value at end of period	$31.77	$29.53	$22.56	$19.52	$20.28	$16.36	$12.16	$19.38	$18.29	$16.91
number outstanding at end of period (000 omitted)	126	134	150	163	198	239	276	351	425	508

Thrivent Partner Worldwide Allocation Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$10.10	$ 8.82	$7.55	$8.73	$7.81	$6.03	$10.00	$—	$—	$—
value at end of period	$ 9.42	$10.10	$8.82	$7.55	$8.73	$7.81	$ 6.03	$—	$—	$—
number outstanding at end of period (000 omitted)	739	779	848	71	73	57	33	—	—	—

Thrivent Partner All Cap Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$23.75	$18.16	$16.08	$17.15	$14.97	$11.84	$21.06	$17.77	$15.63	$13.41
value at end of period	$26.26	$23.75	$18.16	$16.08	$17.15	$14.97	$11.84	$21.06	$17.77	$15.63
number outstanding at end of period (000 omitted)	73	81	90	109	124	164	172	232	233	259

Thrivent Large Cap Growth Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$21.40	$15.96	$13.61	$14.59	$13.38	$ 9.61	$16.83	$14.64	$13.93	$13.22
value at end of period	$23.39	$21.40	$15.96	$13.61	$14.59	$13.38	$ 9.61	$16.83	$14.64	$13.93
number outstanding at end of period (000 omitted)	331	381	430	451	546	636	743	927	1,123	1,359

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2002 Contracts issued before April 29, 2005 (continued)

Variable Account charges of 1.55% of the daily net assets of the Variable Account (continued).

Representing all Optional Death Benefits: MADB, PADB and EADB.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Thrivent Partner Growth Stock Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$24.71	$18.07	$15.47	$15.95	$13.89	$ 9.85	$17.29	$16.07	$14.42	$13.78
value at end of period	$26.40	$24.71	$18.07	$15.47	$15.95	$13.89	$ 9.85	$17.29	$16.07	$14.42
number outstanding at end of period (000 omitted)	86	100	114	128	161	187	204	253	286	342

Thrivent Large Cap Value Subaccount (April 25, 2003)
Accumulation unit:
value at beginning of period	$21.81	$16.81	$14.52	$15.21	$13.72	$11.51	$17.80	$17.27	$14.77	$14.02
value at end of period	$23.42	$21.81	$16.81	$14.52	$15.21	$13.72	$11.51	$17.80	$17.27	$14.77
number outstanding at end of period (000 omitted)	255	287	320	362	434	494	570	697	859	1,035

Thrivent Large Cap Stock Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$17.37	$13.62	$12.04	$12.81	$11.74	$ 9.34	$15.23	$14.38	$13.05	$12.58
value at end of period	$18.01	$17.37	$13.62	$12.04	$12.81	$11.74	$ 9.34	$15.23	$14.38	$13.05
number outstanding at end of period (000 omitted)	726	808	878	994	1,151	1,312	1,514	1,823	2,260	2,767

Thrivent Large Cap Index Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$21.26	$16.38	$14.40	$14.38	$12.74	$10.25	$16.56	$15.99	$14.08	$13.65
value at end of period	$23.70	$21.26	$16.38	$14.40	$14.38	$12.74	$10.25	$16.56	$15.99	$14.08
number outstanding at end of period (000 omitted)	259	271	287	337	401	458	547	690	812	990

Thrivent High Yield Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$24.97	$23.73	$20.72	$20.10	$17.82	$12.61	$16.22	$16.04	$14.77	$14.42
value at end of period	$25.07	$24.97	$23.73	$20.72	$20.10	$17.82	$12.61	$16.22	$16.04	$14.77
number outstanding at end of period (000 omitted)	157	174	198	194	216	250	287	357	459	571

Thrivent Income Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$15.59	$15.84	$14.50	$13.90	$12.65	$10.59	$12.07	$11.81	$11.38	$11.29
value at end of period	$16.37	$15.59	$15.84	$14.50	$13.90	$12.65	$10.59	$12.07	$11.81	$11.38
number outstanding at end of period (000 omitted)	272	322	378	377	419	497	573	725	840	978

Thrivent Bond Index Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$13.46	$14.01	$13.56	$12.73	$11.83	$11.08	$11.35	$10.90	$10.65	$10.58
value at end of period	$14.11	$13.46	$14.01	$13.56	$12.73	$11.83	$11.08	$11.35	$10.90	$10.65
number outstanding at end of period (000 omitted)	303	337	368	371	413	507	601	795	931	1,101

Thrivent Limited Maturity Bond Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$11.92	$12.05	$11.73	$11.81	$11.40	$10.15	$11.02	$10.76	$10.45	$10.41
value at end of period	$11.93	$11.92	$12.05	$11.73	$11.81	$11.40	$10.15	$11.02	$10.76	$10.45
number outstanding at end of period (000 omitted)	391	458	525	526	565	616	762	958	1,089	1,253

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2002 Contracts issued before April 29, 2005 (continued)

Variable Account charges of 1.55% of the daily net assets of the Variable Account (continued).

Representing all Optional Death Benefits: MADB, PADB and EADB.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Thrivent Money Market Subaccount (April 25, 2003)
Accumulation unit:
value at beginning of period	$1.01	$1.02	$1.04	$1.06	$1.07	$1.09	$1.07	$1.03	$1.00	$0.99
value at end of period	$0.99	$1.01	$1.02	$1.04	$1.06	$1.07	$1.09	$1.07	$1.03	$1.00
number outstanding at end of period (000 omitted)	1,173	1,483	1,850	2,198	2,584	5,126	8,103	5,237	4,079	3,705

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2002 Contracts issued before April 29, 2005—See Appendix B

Variable Account charges of 1.95% of the daily net assets of the Variable Account.

Representing the RPA and the MADB.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Thrivent Moderately Aggressive Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$15.47	$13.00	$11.75	$12.33	$10.89	$ 8.54	$13.04	$12.32	$11.08	$10.00
value at end of period	$16.09	$15.47	$13.00	$11.75	$12.33	$10.89	$ 8.54	$13.04	$12.32	$11.08
number outstanding at end of period (000 omitted)	885	1,022	1,228	1,505	1,401	884	470	409	277	118

Thrivent Moderate Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$14.82	$13.12	$11.98	$12.34	$11.06	$ 8.87	$12.49	$11.91	$10.87	$10.00
value at end of period	$15.38	$14.82	$13.12	$11.98	$12.34	$11.06	$ 8.87	$12.49	$11.91	$10.87
number outstanding at end of period (000 omitted)	2,712	3,292	3,693	3,343	2,447	1,795	1,037	898	600	129

Thrivent Moderately Conservative Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$13.74	$12.85	$11.96	$12.17	$11.13	$ 9.25	$11.85	$11.42	$10.61	$10.00
value at end of period	$14.19	$13.74	$12.85	$11.96	$12.17	$11.13	$ 9.25	$11.85	$11.42	$10.61
number outstanding at end of period (000 omitted)	2,459	2,776	2,898	2,168	1,617	1,023	349	234	186	92

APPENDIX B—PRIOR CONTRACT

We offered a flexible premium deferred variable annuity contract (the “Prior Contract”) (form # W-BB-FPVA) beginning in 2002. The Prior Contract is no longer being issued.

Principal Differences

The principal differences between the Contract offered by this Prospectus and the Prior Contract relate to the following charges:

♦	Surrender Charges

♦	Risk Charges

♦	Annual administrative charge

Other Differences

Other differences between the Contract offered by this Prospectus and the Prior Contract relate to the following:

♦	The minimum amount that must remain after a partial surrender

♦	The restriction on transfers from a Fixed Period Allocation

♦	The minimum amount required for the initial premium

♦	The interest rate credited for amounts allocated to the Fixed Account when the Contract has an optional death benefit

♦	The Return Protection Allocation is offered as an amendment instead of an optional provision of the Contract

♦	The Guaranteed Lifetime Withdrawal Benefit is not offered with the Prior Contract

Surrender Charges

The maximum surrender charge for the Prior Contract is 6% and it applies for six years as follows:

Contract Year	1	2	3	4	5	6

Percent Applied	6%	5%	4%	3%	2%	1%

Risk Charges

The current risk charges for the Prior Contract are lower than the Risk Charges for the Contract offered by this Prospectus. The Fee and Expense Tables set forth below list the current and maximum risk charges for the Prior Contract. We may change the current risk charges for the Prior Contract in the future, but we guarantee that they will never exceed the maximum annual rates shown in the Fee and Expense Tables set forth below. On or after the Annuity Date, the risk charges for Annuity Unit Values are 1.25%.

Annual Administrative Charge

The Prior Contract has no annual administrative charge.

APPENDIX B—PRIOR CONTRACT

Other Differences

Under the Contract covered by this Prospectus, a partial surrender may not reduce the remaining Accumulated Value in the Contract to less than $1,000. Under the Prior Contract, a partial surrender may not reduce the remaining Accumulated Value in the Contract to less than $600.

The Contract covered by this Prospectus does not allow transfers from a Fixed Period Allocation. The Prior Contract allows such transfers, which are subject to the Market Value Adjustment.

Under the Contract covered by this Prospectus, the initial premium must be at least $5,000 for a Contract that is not issued in connection with a Qualified Plan and $2,000 for a Contract that is issued in connection with a Qualified Plan. Under the Prior Contract, the initial premium must be at least $600 on an annual basis.

Under the Contract covered by this Prospectus, the interest rate credited for a Contract with an optional death benefit will be 0.25% lower than the interest amount credited for a contract without any optional death benefits. Under the Prior Contract, the interest rate for amounts credited to the Fixed Account will not be reduced if the contract has an optional death benefit.

FEE AND EXPENSE TABLES FOR PRIOR CONTRACT

The following tables describe the fees and expenses that you will pay when owning, making additional payments to, and surrendering the Prior Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Prior Contract, surrender the Prior Contract, or transfer cash value between investment options. You pay no sales charge when you make additional investments in the Prior Contract. No state premium taxes are deducted.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchase (as a percentage of purchase payments)	0%

Maximum Deferred Sales Load (as a percentage of excess amount surrendered)	6.00%[1]

Transfer Charge (after 12 free transfers)	$25[2]

APPENDIX B—PRIOR CONTRACT

The next table describes the fees and expenses that you will pay periodically during the time that you own the Prior Contract, not including Fund fees and expenses.

Periodic Fees and Expenses other than Fund Expenses
Annual Separate Account Expenses as a percentage of average Contract value
Mortality & Expense Risk Charge[3]	Maximum	Current
Basic Death Benefit	1.25%	1.10%
Charges for Optional Benefits (based on benefits chosen)

Maximum Anniversary Death Benefit (MADB)	0.10	0.10

Premium Accumulation Death Benefit (PADB)	0.25	0.25

Earnings Addition Death Benefit (EADB)	0.20	0.20

MADB and PADB	0.30	0.30

MADB and EADB	0.25	0.25

PADB and EADB	0.40	0.40

MADB and PADB and EADB	0.45	0.45

Return Protection Allocation (RPA)	0.75	0.75	[4]

MADB and RPA	0.85	0.85	[5]
Maximum Total Separate Account Expenses[6]	2.10%	1.95%

Charges after the Annuity Date
Mortality and Expense Risk Charge (after annuitization)	1.25%
Commuted Value Charge (for surrender of settlement option)	0.25%	[7]

See Annuity Provisions in this prospectus for a discussion of these other charges.

The next table shows the minimum and maximum Total Annual Portfolio Operating Expenses charged by the Portfolios that you pay indirectly during the time you own the Contract. This table shows the range (minimum and maximum) of fees and expenses (including management fees and other expenses) charged by any of the Portfolios, expressed as an annual percentage of average daily net assets. The amounts shown reflect expenses before any applicable expense reimbursement or fee waiver.

Total Annual Fund Operating Expenses[8]
	Maximum	Minimum
(expenses that are deducted from Fund Assets, including management fees, and other expenses):	1.52%	0.26%

APPENDIX B—PRIOR CONTRACT

Each Subaccount of the Variable Account purchases shares of the corresponding Fund Portfolio at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Contract, and they may vary from year to year. More detail concerning the fees and expenses of the Portfolios is contained in the prospectus for the Fund.

If a Portfolio is structured as a “fund of funds,” total gross annual Portfolio expenses also include the fees associated with the Portfolios in which it invests. Because of this a Portfolio that is structured as a “fund of funds” may have higher fees and expenses than a Portfolio that invests directly in debt and equity securities. For a list of the “fund of funds” Portfolios available through the Contract, see the chart of portfolios available in the prospectus for the Fund.

Examples

The following examples are intended to help you compare the cost of investing in the Prior Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Portfolio fees and expenses. The following two examples assume that you invest $10,000 in the Prior Contract for the time periods indicated and that your investment has a 5% return each year and assumes both the minimum and the maximum fees and expenses of the Portfolios. Example 1 shows a Contract with a combination of features and portfolio ranges that yield the most expensive total cost. Example 2 shows the cost of a Contract with the most expensive optional feature. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example 1: Contract with the MADB, PADB and EADB Optional Death Benefits9

	Years
	1	3	5	10
If you surrender your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$874	$1,372	$1,880	$3,522
Minimum Portfolio Expenses:	$755	$1,009	$1,266	$2,285
If you annuitize your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$874	$1,372	$1,683	$3,522
Minimum Portfolio Expenses:	$755	$1,009	$1,057	$2,285
If you do not surrender your Contract at end of the applicable time period with
Maximum Portfolio Expenses:	$325	$992	$1,683	$3,522
Minimum Portfolio Expenses:	$199	$615	$1,057	$2,285

APPENDIX B—PRIOR CONTRACT

Example 2: Contract with the MADB plus the RPA10

	Years
	1	3	5	10
If you surrender your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$842	$1,272	$1,713	$3,195
Minimum Portfolio Expenses:	$829	$1,235	$1,651	$3,070
If you annuitize your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$842	$1,272	$1,513	$3,195
Minimum Portfolio Expenses:	$829	$1,235	$1,450	$3,070
If you do not surrender your Contract at end of the applicable time period with
Maximum Portfolio Expenses:	$290	$889	$1,513	$3,195
Minimum Portfolio Expenses:	$277	$850	$1,450	$3,070

For more information, See Charges and Deductions in this prospectus and the prospectus for the Fund.

Notes to Fee and Expense Tables:

1 In each Contract Year, you may surrender without a surrender charge up to 10% of the Accumulated Value existing at the time the first surrender is made in a Contract Year; only the amount in excess of that amount (the “Excess Amount”) will be subject to a surrender charge. A surrender charge is deducted if a full or partial surrender occurs during the first six Contract Years. The surrender charge is 6% during the first Contract Year and decreases by 1% each subsequent Contract Year. No surrender charge is deducted for surrenders occurring in Contract Years 7 and later. The surrender charge also will be deducted if the annuity payments begin during the first three Contract Years, except under certain circumstances as described in Surrender Charge (Contingent Deferred Sales Charge).

2 You are allowed 12 free transfers per Contract Year. Subsequent transfers (other than the Dollar Cost Averaging and Asset Rebalancing Programs) will incur a $25 transfer charge.

3 The table shows the current and maximum risk charges for the Prior Contract. On or after the Annuity Date, the risk charge will be 1.25%. See Charges and Deductions—Risk Charge. The risk charge for a Prior Contract pending payout due to a death claim is based on the average daily net assets of the Variable Account and is equal to an annual rate of 0.95%.

4 The current charge is 0.50% for a 10 year allocation period in the RP Moderately Conservative Allocation Subaccount. For a 10 year allocation period in the RP Moderately Conservative Allocation Subaccount made prior to January 9, 2012, the current charge is 0.75%.

5 The current charge is 0.50% for a 10 year allocation period in the RP Moderately Conservative Allocation Subaccount. For a 10 year allocation period in the RP Moderately Conservative Allocation Subaccount made prior to January 9, 2012, the current charge is 0.75%.

6 The maximum total separate account expenses occur when both the MADB and RPA are selected as optional benefits.

7 If a payee under a settlement option elects to receive a lump sum instead of continuing payments, we will pay the commuted value of the future payments for the remaining guaranteed period. The commuted value is determined by using an interest rate that is 0.25% more than the interest rate used to determine the annuity payments.

8 Thrivent Financial has agreed to reimburse certain expenses other than the advisory fees for certain of the Portfolios. After taking these contractual and voluntary arrangements into account, the actual range (maximum and minimum) of total operating expenses charged by the Portfolios was between 1.40% to 0.19%. The reimbursements may be discontinued at any time. The amounts are based on the arithmetic average of expenses paid in the year ended December 31, 2014, for all of the available Portfolios, adjusted to reflect anticipated changes in fees and expenses. With respect to new Portfolios, amounts are based on estimates for the current fiscal year.

9 For this example, the following assumptions are used: 0.45% optional benefit charge, 1.25% mortality and expense risk charge, and portfolio operating expenses ranging from 1.52% to 0.26%.

10 For this example, the following assumptions are used: 0.85% optional benefit charge, 1.25% mortality and expense risk charge, and portfolio operating expenses ranging from 0.77% to 0.64%.

APPENDIX C—BENEFITS NO LONGER AVAILABLE

Return Protection Allocations (RPA)

As of December 20, 2012, Return Protection Allocations (RPAs) are no longer available.

Prior to January 9, 2012, the following RPA Benefits were offered. Allocations to these RPA offerings will continue until their expiration date.

Options available prior to January 9, 2012.

Allocation Period	RP Moderately Conservative Allocation Subaccount	RP Moderate Allocation Subaccount	RP Moderately Aggressive Allocation Subaccount

7 years	1.5% guaranteed return	Guaranteed return of allocation amount	Not available

10 years	2.0% guaranteed return	1.0% guaranteed return	Guaranteed return of allocation amount

From January 9, 2012 to December 19, 2012, the following Return Protection Allocation (RPA) Benefits were offered. Allocations to these RPA offerings will continue until their expiration date.

Options available from January 9, 2012—December 19, 2012.

Allocation Period	RP Moderately Conservative Allocation Subaccount	RP Moderate Allocation Subaccount

7 years	Guaranteed return of allocation amount	Not available

10 years	Guaranteed return of allocation amount	Guaranteed return of allocation amount

The RPA Benefit. The Return Protection Allocation (RPA) was an optional living benefit available in your contract for an additional charge. The maximum charge is 0.75%. This is in addition to the Mortality and Expense Risk charge. The current charge is 0.75%, except for a 10 year allocation period in the RP Moderately Conservative Allocation Subaccount which has a current charge of 0.50%. For a 10 year allocation period in the RP Moderately Conservative Allocation Subaccount made prior to January 9, 2012, the current charge is 0.75%. This benefit guarantees that your contract will have a certain minimum amount of Accumulated Value at the end of either a seven-year or ten-year period (allocation period), regardless of market performance. At the end of the allocation period, if the Accumulated Value is less than the guaranteed benefit amount, then we will adjust your Contract so that the value is equal to the guaranteed benefit amount. This benefit is adjusted for withdrawals and administrative charges. If the accumulated value is greater than the guaranteed benefit amount, then no adjustment will be made to the Contract. Neither Dollar Cost Averaging nor Asset Rebalancing is available on amounts with the RPA benefit. No premiums may be made to the RPA benefit before the allocation period is due to expire.

APPENDIX C—BENEFITS NO LONGER AVAILABLE

Effect of Partial Surrender and Administrative Charges. Any partial surrender or administrative charge taken from the RPA during the allocation period will reduce the Accumulated Value and correspondingly the benefit as follows: As of the day that a partial surrender is taken, the accumulated allocation amount is decreased by the same proportion as the accumulated value of the RPA was decreased by that partial surrender. On any Contract Anniversary that we deduct an annual administrative charge, the accumulated allocation amount is decreased by the same proportion as the accumulated value of the RPA was decreased by the deduction for the annual administrative charge.

Expiration and Renewal. We will give you at least 45 days’ notice of the expiration date of each RPA and the options available at that time. Renewal of RPA options is currently unavailable.

If RPA options become available at a later date, unless we receive Written Notice before the expiration date to do otherwise, the accumulated value of the expired RPA will be applied to a new RPA on the expiration date. The new RPA will be applied to the same Subaccount and for the same period as the expired RPA (even if the guarantee has changed since the original RPA), subject to the following requirements. The new RPA must be at least $10,000 and the allocation period must not extend beyond the Annuity Date. If the amount of the RPA is less than $10,000 or if the allocation period would extend beyond the Annuity Date, the amount of that RPA will be transferred to the corresponding Subaccount available without the return protection benefit that invests in the same Portfolio as the RP subaccount.

If the same Subaccount and allocation period combination is no longer available for new allocations, the amount of that RPA will be transferred to the corresponding Subaccount available without the return protection benefit that invests in the same Portfolio as the RP subaccount. If that Subaccount is no longer available for new allocations, the accumulated value of the expired RPA will be allocated to the Thrivent Money Market Subaccount.

Additional premiums or Accumulated Value may be allocated or transferred to the new RPA, if available at that time, on its allocation date by giving Written Notice prior to that date. Additional premiums received prior to the allocation date will be allocated to the Thrivent Money Market Subaccount and transferred to the new RPA on its allocation date.

Termination. An RPA automatically terminates on the earlier of its expiration date or the date that death benefits are calculated. You may only terminate an RPA prior to its expiration date if you give us Written Notice or notice by telephone (if you have such authorization). An RPA will terminate on the date the death benefit is calculated at which time the RPA’s accumulated value will be transferred to the corresponding asset allocation Subaccount available without the return protection benefit that invests in the same Portfolio as the RP subaccount. An RPA may be terminated during its first two years, but only by requesting a surrender of the entire accumulated value of the RPA; and surrender charges may apply. An RPA may be terminated more than two years after the date of its allocation by requesting a surrender of the accumulated value of the RPA, for which a surrender charge may apply; or requesting that the RPA’s accumulated value be transferred to another investment option.

Other Restrictions. During the first two years of the RPA allocation period, transfers from the RP subaccount are not permitted. No additional premiums may be made to the RPA once an allocation is in force. However, you may add premium at the expiration date. At least twelve months must pass before an RPA benefit (with the same allocation period) can be re-added, if available at that time, after being discontinued by the owner. An RPA benefit will automatically terminate if the Contract Owner chooses to annuitize the Contract (elects a settlement option).

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statement of Additional Information

Dated April 30, 2015

For

Flexible Premium Deferred Variable Annuity Contract

Issued by

THRIVENT FINANCIAL FOR LUTHERANS

Service Center:	Corporate Office:
4321 North Ballard Road	625 Fourth Avenue South
Appleton, WI 54919-0001	Minneapolis, MN 55415-1665
Telephone: 800-847-4836	Telephone: 800-847-4836
E-mail: mail@thrivent.com	E-mail: mail@thrivent.com
Facsimile: 800-225-2264

This Statement of Additional Information (“SAI”) is not a prospectus, but should be read in conjunction with the Prospectus dated April 30, 2015 (the “Prospectus”) for Thrivent Variable Annuity Account I (the “Variable Account”) describing an individual flexible premium deferred variable annuity contract (the “Contract”) being offered by Thrivent Financial for Lutherans (“Thrivent Financial”) to persons eligible for membership in Thrivent Financial, along with a Prior Contract which is being replaced by the Contract. Much of the information contained in this SAI expands upon subjects discussed in the Prospectus. A copy of the Prospectus may be obtained by writing to us at 4321 North Ballard Road, Appleton, Wisconsin 54919-0001, by calling 1-800-847-4836, or by accessing the Securities and Exchange Commission’s Web site at www.sec.gov.

Capitalized terms used in this SAI that are not otherwise defined herein shall have the meanings given to them in the Prospectus.

1

INTRODUCTION

The Contract is issued by Thrivent Financial. Thrivent Financial, a fraternal benefit society owned and operated for its members, was organized under Internal Revenue Code section 501(c)(8) and established in 1902 under the laws of the State of Wisconsin. Thrivent Financial is currently licensed to transact life insurance business in all 50 states and the District of Columbia. The Contract may be sold to or in connection with retirement plans that may or may not qualify for special federal tax treatment under the Internal Revenue Code. Annuity payments under the Contract are deferred until a selected later date.

Premiums will be allocated, as designated by the Contract Owner, to one or more Subaccounts of the Variable Account (a separate account of Thrivent Financial), Fixed Period Allocations, or to the Fixed Account. The assets of each Subaccount will be invested solely in a corresponding Portfolio of Thrivent Series Fund, Inc. (a “Fund”), which is an open-end management investment company (commonly known as a “mutual fund”). The prospectus for the Fund that accompanies the Prospectus describe the investment objectives and attendant risks of the Portfolios of the Fund.

Additional Subaccounts (together with the related additional Portfolios) may be added in the future. The Accumulated Value of the Contract and, except to the extent fixed amount annuity payments are elected by the Contract Owner, the amount of annuity payments will vary, primarily based on the investment experience of the Portfolios whose shares are held in the Subaccounts designated. Premiums allocated to Fixed Period Allocations or the Fixed Account will accumulate at fixed rates of interest declared by Thrivent Financial.

SERVICES

Service Agreements and Other Service Providers

Assurance and audit services are currently provided by PricewaterhouseCoopers LLP, whose address is 225 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402.

Assurance and audit services for years prior to 2014 were provided by Ernst & Young LLP, whose address is 220 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402.

There are no other service agreement contracts or service providers other than those described in this Statement of Additional Information. There is no custodian.

PRINCIPAL UNDERWRITER

Thrivent Investment Management Inc., an indirect subsidiary of Thrivent Financial, acts as the principal underwriter of the Contracts pursuant to a Principal Underwriting Agreement to which Thrivent Financial and the Variable Account are also parties. The Contracts are sold through Thrivent Financial representatives who are licensed by state insurance officials to sell the Contracts. These representatives are also registered representatives of Thrivent Investment Management Inc. The Contracts are offered in all states where Thrivent Financial is authorized to sell variable annuities.

The offering of the Contracts is continuous.

From time to time, Thrivent Financial may offer to exchange old contracts offered by Thrivent Financial, Thrivent Life Insurance Company, AAL or Lutheran Brotherhood for the Contract offered in this Prospectus. No surrender charge will apply upon an exchange of Contracts pursuant to this exchange offer. In addition, as part of the exchange offer, the New Contracts will be deemed to have been issued on the same issue date as the Current Contract for purposes of computing the applicable surrender charge.

2

Thrivent Financial paid underwriting commissions for the last three fiscal years as shown below. Of these amounts, Thrivent Investment Management retained $0.

2014	2013	2012
$103,325,738	$104,074,527	$87,778,563

STANDARD AND POOR’S DISCLAIMER

The S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and have been licensed for use by Thrivent Financial for Lutherans (“Thrivent Financial”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Thrivent Financial. Thrivent Financial variable insurance products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, and of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of Thrivent Financial variable insurance products or any member of the public regarding the advisability of purchasing variable insurance contracts generally or in the Thrivent Financial variable insurance contracts particularly or the ability of the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes to track general market performance. S&P Dow Jones Indices only relationship to Thrivent Financial with respect to the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500, S&P MidCap 400, and S&P Small Cap 600 Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to Thrivent Financial or the Thrivent Financial variable insurance products. S&P Dow Jones Indices have no obligation to take the needs of Thrivent Financial or the owners of the Thrivent Financial variable insurance products into consideration in determining, composing or calculating the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Thrivent Financial variable insurance products or the timing of the issuance or sale of the Thrivent Financial variable insurance contract or in the determination or calculation of the equation by which a Thrivent Financial variable insurance product is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Thrivent Financial variable insurance product. There is no assurance that investment products based on the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500, S&P MIDCAP 400, AND S&P SMALLCAP 600 INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THRIVENT FINANCIAL, OWNERS OF THE THRIVENT FINANCIAL VARIABLE INSURANCE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500, S&P MIDCAP 400, AND S&P SMALLCAP 600 INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY

3

HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THRIVENT FINANCIAL, OTHER THAN THE LICENSORS OR S&P DOW JONES INDICES.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

The statutory-basis statements of assets, liabilities and surplus of Thrivent Financial as of December 31, 2014, as well as the related statutory-basis statements of operations, surplus and cash flows for the year ended December 31, 2014, and for 2014 the related financial statement schedules appearing in this SAI and Registration Statement, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, as set forth in their report thereon appearing elsewhere herein and are included in reliance upon such report given on their authority of such firm as experts in accounting and auditing.

The statutory-basis statements of assets, liabilities and surplus of Thrivent Financial as of December 31, 2013, as well as the related statutory-basis statements of operations, surplus and cash flows for each of the two years in the period ended December 31, 2013, and for 2013 the related financial statement schedules appearing in this SAI and Registration Statement, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their report, and are included in reliance upon such report given on their authority of such firm as experts in accounting and auditing.

The financial statements of Thrivent Variable Annuity Account I as of December 31, 2014, and for the periods indicated therein ended December 31, 2014, appearing in this SAI and Registration Statement have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, and for the periods indicated therein ended December 31, 2013, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firms as experts in accounting and auditing.

The statements of changes in net assets of each of the subaccounts of Thrivent Variable Annuity Account I for the periods indicated therein ended December 31, 2013 and the related financial highlights, as disclosed in the financial statements, appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their respective report thereon appearing elsewhere herein, and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

The financial statements of Thrivent Financial included in this SAI and Registration Statement should be considered as bearing only upon the ability of Thrivent Financial to meet its obligations under the Contracts. The value of the interests of owners and beneficiaries under the Contracts are affected primarily by the investment results of the Subaccounts of the Variable Account.

4

Independent Auditor’s Report

To the Board of Directors of Thrivent Financial for Lutherans,

We have audited the accompanying statutory financial statements of Thrivent Financial for Lutherans (the “Company”), which comprise the statutory basis statement of assets, liabilities and surplus as of December 31, 2014 and the related statutory basis statements of operations, surplus, and cash flow for the year then ended.

Management’s Responsibility for the Statutory Financial Statements

Management is responsible for the preparation and fair presentation of the statutory financial statements in accordance with accounting principles prescribed or permitted by the State of Wisconsin Office of the Commissioner of Insurance; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on the financial statements based on our audit. We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the statutory financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the statutory financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the State of Wisconsin Office of the Commissioner of Insurance which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2014, or the results of its operations or its cash flows for the year then ended.

Independent Auditor’s Report, continued

Opinion on Statutory Basis of Accounting

In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of Thrivent Financial for Lutherans at December 31, 2014 and the results of its operations and its cash flows for the year then ended in accordance with accounting principles prescribed or permitted by the State of Wisconsin Office of the Commissioner of Insurance described in Note 1.

Other Matter

The statutory basis statement of assets, liabilities and surplus for Company as of December 31, 2013 and the related statutory basis statements of operations, surplus, and cash flow for the years ended December 31, 2013 and 2012 were audited by other auditors whose report, dated February 18, 2014, expressed an adverse opinion as to presentation in accordance with U.S. Generally Accepted Accounting Principles and an unqualified opinion as to presentation in accordance with the statutory basis of accounting on those statements.

Minneapolis, Minnesota

February 23, 2015

Thrivent Financial for Lutherans

Statutory-Basis Statements of Assets, Liabilities and Surplus

As of December 31, 2014 and 2013

(in millions)

	2014	2013
Admitted Assets
Bonds	$39,036	$37,437
Stocks	1,339	1,163
Mortgage loans	7,378	7,298
Real estate	55	72
Cash, cash equivalents and short-term investments	1,503	1,430
Contract loans	1,192	1,220
Receivables for securities	22	11
Limited partnerships	2,639	2,362
Other invested assets	155	184

Total cash and invested assets	53,319	51,177

Accrued investment income	446	431
Due premiums and considerations	114	111
Other assets	36	29
Assets held in separate accounts	23,079	20,414

Total Admitted Assets	$76,994	$72,162

Liabilities
Aggregate reserves for life, annuity and health contracts	$41,059	$39,894
Deposit liabilities	2,931	2,887
Contract claims	265	244
Dividends due in following calendar year	236	232
Interest maintenance reserve	428	356
Asset valuation reserve	972	940
Transfers due from separate account	(550)	(492)
Payable for securities	961	987
Securities lending obligation	411	347
Other liabilities	782	634
Liabilities related to separate accounts	23,006	20,335

Total Liabilities	70,501	66,364
Surplus
Unassigned funds	6,492	5,797
Other surplus	1	1

Total Surplus	6,493	5,798

Total Liabilities and Surplus	$76,994	$72,162

The accompanying notes are an integral part of these statutory-basis financial statements.

Thrivent Financial for Lutherans

Statutory-Basis Statements of Operations

For the Years Ended December 31, 2014, 2013 and 2012

(in millions)

	2014	2013	2012
Revenues
Premiums	$5,426	$5,192	$4,951
Considerations for supplementary contracts with life contingencies	114	140	242
Net investment income	2,686	2,575	2,566
Separate account fees	521	421	350
Amortization of interest maintenance reserve	145	151	130
Other revenues	47	45	66

Total Revenues	8,939	8,524	8,305

Benefits and Expenses
Death benefits	919	874	831
Surrender benefits	1,760	1,619	1,627
Change in reserves	1,165	1,121	1,309
Other benefits	1,306	1,245	1,397

Total benefits	5,150	4,859	5,164

Commissions	293	283	259
General insurance expenses	546	529	528
Fraternal benefits and expenses	169	155	153
Transfers to (from) separate accounts, net	1,728	1,688	1,350

Total expenses and net transfers	2,736	2,655	2,290

Total Benefits and Expenses	7,886	7,514	7,454

Gain from Operations Before Dividends and Capital Gains and Losses	1,053	1,010	851

Dividends	239	232	253

Gain from Operations Before Capital Gains and Losses	814	778	598

Realized capital gains (losses), net	(49)	(78)	(93)

Net Income	$765	$700	$505

The accompanying notes are an integral part of these statutory-basis financial statements.

Thrivent Financial for Lutherans

Statutory-Basis Statements of Surplus

For the Years Ended December 31, 2014, 2013 and 2012

(in millions)

	2014	2013	2012
Surplus, Beginning of Year	$5,798	$4,386	$4,004
Net income	765	700	505
Change in unrealized investment gains and losses	108	69	14
Change in non-admitted assets	(5)	129	(16)
Change in reserve due to change in valuation basis	—	—	221
Change in asset valuation reserve	(32)	631	(326)
Change in surplus of separate account	(5)	(36)	(20)
Pension liability adjustment	(136)	(81)	4

Surplus, End of Year	$6,493	$5,798	$4,386

The accompanying notes are an integral part of these statutory-basis financial statements.

Thrivent Financial for Lutherans

Statutory-Basis Statements of Cash Flow

For the Years Ended December 31, 2014, 2013 and 2012

(in millions)

	2014	2013	2012
Cash from Operations
Premiums	$5,542	$5,333	$5,196
Net investment income	2,326	2,357	2,384
Other revenues	560	457	372

	8,428	8,147	7,952
Benefit- and loss-related payments	(3,862)	(3,617)	(3,721)
Transfers to separate account, net	(1,777)	(1,802)	(1,358)
Commissions and expenses	(1,015)	(1,248)	(891)
Dividends	(235)	(251)	(293)

Net Cash from Operations	1,539	1,229	1,689

Cash from Investments
Proceeds from investments sold, matured or repaid:
Bonds	5,712	6,923	7,682
Stocks	721	936	1,401
Mortgage loans	865	923	863
Other	735	666	363

Total proceeds from investments sold, matured or repaid	8,033	9,448	10,309

Cost of investments acquired:
Bonds	(7,133)	(10,601)	(7,799)
Stocks	(840)	(752)	(1,303)
Mortgage loans	(954)	(892)	(728)
Other	(517)	(543)	(599)

Total cost of investments acquired	(9,444)	(12,788)	(10,429)

Transactions under mortgage dollar roll program, net	(52)	2,165	(1,624)
Change in net amounts due to/from broker	(37)	(2,085)	1,480
Change in collateral held for securities lending	64	(75)	(27)
Change in contract loans	28	23	18

Net Cash from Investments	(1,408)	(3,312)	(273)

Cash from Financing and Miscellaneous Sources
Net deposits (payments) on deposit-type contracts	(63)	(104)	19
Other	5	281	(90)

Net Cash from Financing and Miscellaneous Sources	(58)	177	(71)

Net Change in Cash, Cash Equivalents and Short-Term Investments	73	(1,906)	1,345
Cash, Cash Equivalents and Short-Term Investments, Beginning of Year	1,430	3,336	1,991

Cash, Cash Equivalents and Short-Term Investments, End of Year	$1,503	$1,430	$3,336

The accompanying notes are an integral part of these statutory-basis financial statements.

Thrivent Financial for Lutherans

Notes to Statutory-Basis Financial Statements

For the Years Ended December 31, 2014, 2013 and 2012

1. Nature of Operations and Significant Accounting Policies

Nature of Operations

Thrivent Financial for Lutherans (“Thrivent Financial”) is a fraternal benefit society providing to its members life insurance, retirement products, disability income and long-term care insurance, as well as Medicare supplement insurance. Thrivent Financial is licensed to conduct business throughout the United States and distributes its products to its members through a network of career financial representatives. Thrivent Financial also offers its members additional related financial products and services, such as investment funds and trust services, through its subsidiaries and affiliates.

Significant Accounting Policies

The accompanying statutory-basis financial statements have been prepared in accordance with statutory accounting practices (“SAP”) prescribed by the State of Wisconsin Office of the Commissioner of Insurance.

Use of Estimates

The preparation of statutory-basis financial statements in conformity with SAP requires management to make estimates and assumptions that affect the amounts reported in the statutory-basis financial statements and accompanying notes. The more significant estimates involve those relating to fair values of investments, reserves for life, health and annuity contracts, and pension and other retirement benefit liabilities. Actual results could differ from those estimates.

The significant accounting practices used in preparation of the statutory-basis financial statements are summarized as follows:

Investments

Bonds:  Bonds are generally carried at amortized cost, depending on the nature of the security and as prescribed by National Association of Insurance Commissioners (“NAIC”) guidelines. Discounts or premiums on bonds are amortized over the term of the securities using the modified scientific method. Discounts or premiums on loan-backed and structured securities are amortized over the term of the securities using the modified scientific method, adjusted to reflect anticipated pre-payment patterns. Pre-payment assumptions are consistent with current interest rates.

Thrivent Financial uses a mortgage dollar roll program to enhance the yield on its mortgage-backed security (“MBS”) portfolio. MBS dollar rolls are transactions whereby Thrivent Financial sells an MBS to a counterparty and subsequently enters into a commitment to purchase another security at a later date. Thrivent Financial’s mortgage dollar roll program generally includes a series of MBS dollar rolls extending for more than a year. Thrivent Financial had $897 million and $847 million in the mortgage dollar roll program as of December 31, 2014 and 2013, respectively.

Stocks:  Preferred stocks are generally carried at cost. Common stocks of unaffiliated companies are stated at market value. Common stocks of uncombined subsidiaries and affiliates are carried on the statutory equity basis.

Mortgage loans:  Mortgage loans are generally carried at their unpaid principal balances adjusted for premium and discount amortization, less valuation adjustments and net of an allowance for credit losses. Interest

Thrivent Financial for Lutherans

Notes to Statutory-Basis Financial Statements, continued

1. Nature of Operations and Significant Accounting Policies, continued

Significant Accounting Policies, continued

Investments, continued

Mortgage loans, continued

income is accrued on the unpaid principal balance using the loan’s contractual interest rate. Discounts or premiums are amortized over the term of the loans using the effective interest method. Interest income and amortization of premiums and discounts are recorded as a component of net investment income along with prepayment fees and mortgage loan fees.

Real estate:  Home office real estate is valued at original cost plus capital expenditures less accumulated depreciation and encumbrances. Depreciation expense is determined using the straight-line method over the estimated useful lives of the properties. Real estate expected to be disposed of is carried at the lower of cost or fair value, less estimated costs to sell.

Cash, cash equivalents and short-term investments:  Cash and cash equivalents, which consist of demand deposits and highly liquid investments purchased with an original maturity of three months or less, are carried at amortized cost. Short-term investments have contractual maturities of 12 months or less at the time of acquisition. Included in short-term investments are investments in money market mutual funds, which are carried at fair value, and investments in commercial paper and agency notes, which are carried at amortized cost.

Contract loans:  Contract loans are generally carried at their aggregate unpaid balances. Policy loans are collateralized by the cash surrender value of the associated insurance contracts.

Limited partnerships:  Limited partnerships consist primarily of equity limited partnerships, which are valued on the underlying audited U.S. generally accepted accounting principles (“GAAP”) equity of the investee.

Other invested assets:  Other invested assets primarily consist of derivative instruments and real estate joint ventures. Derivatives are primarily carried at fair value. Real estate joint ventures are valued on the underlying audited equity of the investee. Also included in other invested assets are investments in surplus notes, which are carried at amortized cost.

Securities lending:  Securities loaned under Thrivent Financial’s securities lending agreement are carried in the Statutory-Basis Statements of Assets, Liabilities and Surplus at amortized cost or fair value, depending on the nature of the security and as prescribed by NAIC guidelines. Thrivent Financial generally receives cash collateral in an amount that is in excess of the market value of the securities loaned, and the cash collateral is invested in highly-liquid, highly-rated securities which are included in bonds and cash, cash equivalents and short-term investments on the Statutory-Basis Statements of Assets, Liabilities and Surplus. A liability is also recognized for the amount of the collateral. Market values of securities loaned and collateral are monitored daily, and additional collateral is obtained as necessary. Thrivent Financial requires a minimum level of collateral to be held for loaned securities.

Offsetting assets and liabilities:  Thrivent Financial presents securities lending agreements and derivative on a gross basis in the statutory-basis financial statements.

Unrealized investment gains and losses:  Unrealized investment gains and losses include changes in fair value of bonds, unaffiliated stocks, affiliated common stocks, and other invested assets and are accounted for as a direct increase or decrease of surplus.

Thrivent Financial for Lutherans

Notes to Statutory-Basis Financial Statements, continued

1. Nature of Operations and Significant Accounting Policies, continued

Significant Accounting Policies, continued

Investments, continued

Realized capital gains and losses:  Realized capital gains and losses on sales of investments are determined using an average cost method. Thrivent Financial periodically reviews its security portfolios and evaluates those securities where the current fair value is less than amortized cost for indicators that the decline in value is an other-than-temporary impairment. This review includes an evaluation of each security issuer’s creditworthiness, such as its ability to generate operating cash flow and remain current on all debt obligations, as well as any changes in its credit ratings from third party agencies. Other factors include the severity and duration of the impairment, Thrivent Financial’s ability to collect all amounts due according to the contractual terms of the debt security and Thrivent Financial’s ability and intent to hold the security for a period of time sufficient to allow for any anticipated recovery in the market.

The potential need to sell securities that are in an unrealized loss position but which have no other indications of other-than-temporary impairment is evaluated based on the current market environment, near-term and long-term asset liability management strategies and target allocation strategies for various asset classes. Generally, Thrivent Financial has the ability and intent to hold securities in an unrealized loss position for a period of time sufficient for the security to recover in value. Investments that are determined to be other-than-temporarily impaired are written down, and the write-down is included in realized capital gains and losses in the Statutory-Basis Statements of Operations. If, in response to changed conditions in the capital markets, Thrivent Financial decides to sell a security in an unrealized loss position, a realized loss is recognized in the period that the decision is made to sell that security. Certain realized capital gains and losses on bonds sold prior to their maturity are transferred to the interest maintenance reserve.

Interest maintenance reserve:  Thrivent Financial is required to maintain an interest maintenance reserve (“IMR”). The IMR is primarily used to defer realized capital gains and losses on fixed income investments. Net realized capital gains and losses deferred to IMR are amortized into investment income over the estimated remaining term to maturity of the investment sold.

Fair value of financial instruments:  In estimating the fair values for financial instruments, the amount of observable and unobservable inputs used to determine fair value is taken into consideration. Each of the financial instruments has been classified into one of three categories based on that evaluation. A Level 1 financial instrument is valued using quoted prices for identical assets in active markets that are accessible. A Level 2 financial instrument is valued based on quoted prices for similar instruments in active markets that are accessible, quoted prices for identical or similar instruments in markets that are not active, or model-derived valuations where the significant value driver inputs are observable. A Level 3 financial instrument is valued using significant value driver inputs that are unobservable.

Separate Accounts

Separate account assets and liabilities reported in the accompanying Statutory-Basis Statements of Assets, Liabilities and Surplus represent funds that are separately administered for variable annuity and variable life contracts, and for which the contractholder, rather than Thrivent Financial, bears the investment risk. Fees charged on separate account contractholder deposits, which include mortality and expense charges and advisor fees, are recognized when due. Separate account assets, which consist of investment funds, are carried at fair value based on published market prices. Separate account liability values are not guaranteed; however, general

Thrivent Financial for Lutherans

Notes to Statutory-Basis Financial Statements, continued

1. Nature of Operations and Significant Accounting Policies, continued

Significant Accounting Policies, continued

Separate Accounts, continued

account reserves include provisions for the guaranteed minimum death and living benefits contained in the contracts. Reserve assumptions for these benefits are discussed in the section Aggregate Reserves for Life, Annuity and Health Contracts.

Aggregate Reserves for Life, Annuity and Health Contracts

Reserves for life insurance contracts are calculated using primarily the Commissioners’ Reserve Valuation Method generally based upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary and American Experience Mortality Tables with assumed interest rates ranging from 2.5% to 5.5%. Reserves for fixed annuities, supplementary contracts with life contingencies and other benefits are computed using recognized and accepted mortality tables and methods, which equal or exceed the minimum reserves calculated under the Commissioners’ Annuity Reserve Valuation Method. Fixed indexed annuity reserves are calculated according to the Black-Scholes Projection Method described in Actuarial Guideline 35. Reserves for variable annuities are computed using the methods and assumptions specified in Actuarial Guideline 43, including assumptions for guaranteed minimum death benefits and living benefits. Accident and health contract reserves are generally calculated using the two-year preliminary term, one-year preliminary term and the net level premium methods based upon various morbidity tables. The reserve assumptions inherent in these approaches are designed to be sufficient to provide for all contractual benefits. Thrivent Financial waives deduction of deferred fractional premiums upon the death of insureds and returns any portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

Changes in estimates for reserves are recognized in the Statutory-Basis Statements of Operations in the period of change, except for those changes in valuation bases as specified in SAP, which are recognized as direct adjustments of surplus.

Deposit Liabilities

Deposit liabilities have been established on certain annuity and supplemental contracts that do not subject Thrivent Financial to mortality and morbidity risk. Changes in future benefits on these deposit-type contracts are classified as deposit-type transactions and thereby excluded from net additions to contract reserves.

Contract Claims Liabilities

Claim liabilities are established in amounts estimated to cover incurred claims. These liabilities are based on individual case estimates for reported claims and estimates of unreported claims based on past experience.

Asset Valuation Reserve

Thrivent Financial is required to maintain an asset valuation reserve (“AVR”), which is a liability calculated using a formula prescribed by the NAIC. The AVR is intended to protect surplus against potential declines in the value of investments that are not related to changes in interest rates. Increases or decreases in the AVR are reported as direct adjustments to surplus in the Statutory-Basis Statements of Surplus.

Thrivent Financial for Lutherans

Notes to Statutory-Basis Financial Statements, continued

1. Nature of Operations and Significant Accounting Policies, continued

Significant Accounting Policies, continued

Premiums

Traditional life insurance premiums are recognized as revenue when due. Variable life and annuity premiums are recognized when received. Health insurance premiums are earned pro rata over the terms of the policies.

Fraternal Benefits and Expenses

Fraternal benefits and expenses include all fraternal activities as well as expenses incurred to provide or administer fraternal benefits and expenses related to Thrivent Financial’s fraternal character. This includes items such as benevolences to help meet the needs of people, educational benefits to raise community and family awareness of issues, church grants and costs necessary to maintain Thrivent Financial’s fraternal branch system. Thrivent Financial conducts its fraternal activities primarily through its chapter system, which is made up of over 1,300 chapters, whose members participate in locally sponsored fraternal activities.

Dividends to Members

Thrivent Financial’s insurance products are participating in nature. Dividends on these policies to be paid to members in the subsequent 12 months are reflected in the Statutory-Basis Statements of Operations for the current year. The majority of life insurance contracts, except for universal life contracts, begin to receive dividends at the end of the second contract year. Dividends are not currently being paid on most interest-sensitive, health insurance and annuity contracts. Dividend scales are approved annually by Thrivent Financial’s Board of Directors.

Income Taxes

Thrivent Financial, as a fraternal benefit society, qualifies as a tax-exempt organization under the Internal Revenue Code. Accordingly, income earned by Thrivent Financial is generally exempt from taxation; therefore, no provision for income taxes has been recorded.

Sale of Subsidiary Assets

During 2012, Thrivent Financial sponsored the formation of a federally chartered credit union and made an irrevocable contribution of capital totaling $45 million. Thrivent Financial Bank, a wholly owned subsidiary of Thrivent Financial Holdings, Inc., then sold substantially all of the net assets of its retail banking operations to the credit union. The contribution of capital was recorded as an operating expense in the Statutory-Basis Statement of Operations for the year ended December 31, 2012.

New Accounting Guidance

During 2013, Thrivent Financial adopted Statement of Statutory Accounting Principles No. 102, Accounting for Pensions, A Replacement of SSAP No. 89 (SSAP 102) and No. 92, Accounting for Postretirement Benefits Other Than Pensions, A Replacement of SSAP No. 14 (SSAP 92). The principles changed the method of determining the plan’s funded status and the amount of obligation required to be recognized in the financial statements. As of January 1, 2013, the additional liability needing to be recognized totaled $125 million for Thrivent Financial’s pension and other retirement plans.

Thrivent Financial for Lutherans

Notes to Statutory-Basis Financial Statements, continued

1. Nature of Operations and Significant Accounting Policies, continued

Significant Accounting Policies, continued

Subsequent Events

Thrivent Financial evaluated events or transactions that may have occurred after the Statutory-Basis Statements of Assets, Liabilities and Surplus date for potential recognition or disclosure through February 23, 2015, the date the statutory-basis financial statements were available to be issued. There were no subsequent events or transactions which required recognition or disclosure.

2. Investments

Bonds

The admitted value and fair value of Thrivent Financial’s investment in bonds are summarized below (in millions).

	Admitted Value	Gross Unrealized		Fair Value
		Gains	Losses
December 31, 2014
U.S. government and agency securities	$2,368	$120	$7	$2,481
U.S. state and political subdivision securities	140	39	—	179
Securities issued by foreign governments	101	12	—	113
Corporate debt securities	27,790	2,664	177	30,277
Residential mortgage-backed securities	6,531	175	14	6,692
Commercial mortgage-backed securities	1,706	58	3	1,761
Collateralized debt obligations	3	8	—	11
Other debt obligations	397	8	2	403

Total bonds	$39,036	$3,084	$203	$41,917

December 31, 2013
U.S. government and agency securities	$2,524	$53	$59	$2,518
U.S. state and political subdivision securities	146	19	—	165
Securities issued by foreign governments	105	11	—	116
Corporate debt securities	25,935	2,032	419	27,548
Residential mortgage-backed securities	6,663	89	118	6,634
Commercial mortgage-backed securities	1,729	82	19	1,792
Collateralized debt obligations	3	2	—	5
Other debt obligations	332	7	5	334

Total bonds	$37,437	$2,295	$620	$39,112

The admitted value of corporate debt securities issued in foreign currencies was $107 million and $123 million as of December 31, 2014 and 2013, respectively.

Thrivent Financial for Lutherans

Notes to Statutory-Basis Financial Statements, continued

2. Investments, continued

Bonds, continued

The admitted value and fair value of bonds by contractual maturity are shown below (in millions). Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Admitted Value	Fair Value
December 31, 2014
Due in one year or less	$1,136	$1,172
Due after one year through five years	7,739	8,378
Due after five years through ten years	12,421	12,948
Due after ten years	17,740	19,419

Total bonds	$39,036	$41,917

The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual bonds have been in a continuous unrealized loss position (dollars in millions):

	Less than 12 Months			12 Months or More
	Number of Securities	Fair Value	Gross Unrealized Losses	Number of Securities	Fair Value	Gross Unrealized Losses
December 31, 2014
U.S. government and agency securities	4	$163	$3	6	$183	$4
Corporate debt securities	407	2,859	102	240	1,876	75
Residential mortgage-backed securities	10	103	1	34	483	13
Commercial mortgage-backed securities	11	102	—	14	143	3
Collateralized debt obligations	—	—	—	2	—	—
Other debt obligations	41	163	—	8	49	2

Total bonds	473	$3,390	$106	304	$2,734	$97

December 31, 2013
U.S. government and agency securities	26	$1,191	$52	1	$42	$7
Corporate debt securities	790	5,789	334	86	627	85
Residential mortgage-backed securities	90	4,111	95	32	312	23
Commercial mortgage-backed securities	38	380	15	8	68	4
Collateralized debt obligations	1	—	—	3	—	—
Other debt obligations	27	104	1	2	24	4

Total bonds	972	$11,575	$497	132	$1,073	$123

Based on Thrivent Financial’s current evaluation of its securities in accordance with its impairment policy, a determination was made that the declines in the securities summarized above are temporary in nature.

Thrivent Financial for Lutherans

Notes to Statutory-Basis Financial Statements, continued

2. Investments, continued

Bonds, continued

As of December 31, 2014, Thrivent Financial held the following structured notes (in millions) as defined by the NAIC Securities Valuation Office. The structured notes below are included in U.S. government and agency securities. No investments held as of December 31, 2014 are considered mortgage-referenced securities.

CUSIP	Actual Cost	Fair Value	Book/Adjusted Carrying Value
912810QF8	$5	$7	$6
912828B25	25	25	26
912828GD6	53	56	54
912828HN3	15	18	17
912828JE1	62	75	70
912828NM8	27	30	29
912828QV5	81	80	83
912828UH1	27	26	27

	$295	$317	$312

Stocks

The cost and fair value of Thrivent Financial’s investment in stocks as of December 31 are summarized as follows (in millions):

	2014	2013
Unaffiliated preferred stocks:
Cost/statement value	$112	$103
Gross unrealized gains	15	8
Gross unrealized losses	—	(2)

Fair value	$127	$109

Unaffiliated common stocks:
Cost	$710	$539
Gross unrealized gains	186	162
Gross unrealized losses	(16)	(7)

Fair value/statement value	$880	$694

Affiliated common stocks:
Cost	$295	$282
Gross unrealized gains	53	84
Gross unrealized losses	(1)	—

Fair value/statement value	$347	$366

Total statement value	$1,339	$1,163

Included in the investment in affiliated stocks balances discussed above is approximately $122 million and $123 million of investments in mutual funds from the Thrivent Financial mutual fund family as of December 31, 2014 and 2013, respectively.

Thrivent Financial for Lutherans

Notes to Statutory-Basis Financial Statements, continued

2. Investments, continued

Stocks, continued

The following table shows the fair value and gross unrealized losses by length of time that individual stocks have been in a continuous unrealized loss position (dollars in millions):

	Less than 12 Months			12 Months or More
	Number of Securities	Fair Value	Gross Unrealized Losses	Number of Securities	Fair Value	Gross Unrealized Losses
December 31, 2014
Stocks	204	$130	$17	—	$—	$—

December 31, 2013
Stocks	135	$107	$8	3	$1	$1

Based on Thrivent Financial’s current evaluation of its securities in accordance with its impairment policy, a determination was made that the declines in the securities summarized above are temporary in nature.

Mortgage Loans

Thrivent Financial invests in mortgage loans, principally involving commercial real estate. Such investments consist of first mortgage liens on completed income-producing properties. The carrying value of mortgage loans as of December 31, 2014 and 2013, was $7,378 million and $7,298 million, respectively. There was no allowance for credit losses as of December 31, 2014, 2013 or 2012.

Thrivent Financial requires that all properties subject to mortgage loans have fire insurance at least equal to the value of the property.

The carrying values of mortgage loans by credit quality as of December 31 were as follows (in millions):

	2014	2013
In good standing	$7,255	$7,142
In good standing, with restructured terms	114	127
Delinquent	—	15
In process of foreclosure	9	14

Total mortgage loans	$7,378	$7,298

	2014	2013
Loans with interest rates reduced during the year:
Weighted average interest rate reduction	1.5%	1.4%
Total principal (in millions)	$134	$201
Number of loans	112	217

Interest rates for loans issued during the year:
Maximum	6.1%	6.0%
Minimum	2.8%	2.5%
Maximum loan-to-value ratio for loans issued during the year, exclusive of purchase money mortgages	75%	77%

Thrivent Financial for Lutherans

Notes to Statutory-Basis Financial Statements, continued

2. Investments, continued

Mortgage Loans, continued

The age analysis of mortgage loans as of December 31 was as follows (in millions):

	2014	2013
Current	$7,365	$7,253
30 – 59 days past due	3	15
60 – 89 days past due	1	7
90 – 179 days past due	—	9
180+ days past due	9	14

Total mortgage loans	$7,378	$7,298

90 – 179 Days Past Due and Accruing Interest:
Investment	$—	$9
Interest accrued	—	—
180+ Days Past Due and Accruing Interest:
Investment	9	14
Interest accrued	1	2

The distribution of Thrivent Financial’s mortgage loans among various geographic regions of the United States as of December 31 was as follows:

	2014	2013
Geographic Region
Pacific	24%	25%
South Atlantic	16	17
East North Central	14	14
West North Central	14	14
Mountain	13	12
Mid-Atlantic	8	7
West South Central	7	7
Other	4	4

Total	100%	100%

The distribution of Thrivent Financial’s mortgage loans among various property types as of December 31 was as follows:

	2014	2013
Property Type
Industrial	30%	31%
Retail	23	23
Office	19	18
Church	12	13
Apartments	7	6
Other	9	9

Total	100%	100%

Thrivent Financial for Lutherans

Notes to Statutory-Basis Financial Statements, continued

2. Investments, continued

Mortgage Loans, continued

Impaired loans

A loan is determined to be impaired when Thrivent Financial considers it probable that the principal and interest will not be collected according to the contractual terms of the loan agreement. As of December 31, 2014 and 2013, Thrivent Financial held impaired loans with a carrying value of $7 million and $29 million, respectively, and an unpaid principal balance of $13 million and $38 million, respectively, for which there was no related allowance for credit losses recorded.

Any payments received on impaired loans are either applied against the principal or reported as net investment income, based on an assessment as to the collectability of the principal. Interest income on impaired loans is recognized upon receipt.

After loans become 180 days delinquent on principal or interest payments, or if the loans have been determined to be impaired, any accrued but uncollectible interest on the mortgage loans is non-admitted and charged to surplus in the period in which the loans are determined to be impaired. Generally, only after the loans become less than 180 days delinquent from the contractual due date will accrued interest be returned to admitted status. The amount of impairments included in realized capital losses due to debt restructuring during the year was $6 million, $5 million and $10 million for the years ended December 31, 2014, 2013 and 2012, respectively. The average recorded investment in impaired mortgage loans held on December 31, 2014 and 2013, was $2 million and $4 million, respectively. Interest income recognized on impaired mortgage loans totaled $0 million, $0.3 million and $0.3 million during the years ended December 31, 2014, 2013 and 2012, respectively.

In certain circumstances, Thrivent Financial may modify the terms of a loan to maximize the collection of amounts due. During 2014, Thrivent Financial modified 6 loans totaling $14 million under these circumstances. As of December 31, 2014, Thrivent Financial held 4 mortgage loans totaling $2 million where loan modifications had occurred. During 2014, there were no modified mortgage loans with a payment default. During 2013, Thrivent Financial modified 7 loans totaling $21 million under these circumstances. As of December 31, 2013, Thrivent Financial held 7 mortgage loans totaling $29 million where loan modifications had occurred. During 2013, there were no modified mortgage loans with a payment default.

Real Estate

The components of real estate investments as of December 31 were as follows (in millions):

	2014	2013
Home office properties	$167	$163
Held-for-sale	4	18

	171	181
Accumulated depreciation	(116)	(109)

Total real estate	$55	$72

Thrivent Financial for Lutherans

Notes to Statutory-Basis Financial Statements, continued

2. Investments, continued

Derivative Financial Instruments

Thrivent Financial uses derivative financial instruments in the normal course of business to manage investment risks, to reduce interest rate and duration imbalances determined in asset/liability analyses and to offset risks associated with the guaranteed living benefits features of certain variable annuity products.

The following table summarizes the carrying values, which primarily equal fair values, included in other invested assets on the Statutory-Basis Statements of Assets, Liabilities and Surplus, and the notional amounts of Thrivent Financial’s derivative financial instruments (in millions):

	Carrying Value	Notional Amount	Realized Gain/(Loss)
As of and for the year ended December 31, 2014
Assets:
Call spread options	$4	$45	$—
Futures	—	—	(102)
Foreign currency swaps	6	112	—

Total assets	$10	$157	$(102)

Liabilities:
Call spread options	$2	$47	$—
Covered written call options	1	375	2
Foreign currency swaps	1	13	—

Total liabilities	$4	$435	$2

As of and for the year ended December 31, 2013
Liabilities:
Covered written call options	$1	$1	$2
Futures	—	—	(173)
Foreign currency swaps	8	117	—

Total liabilities	$9	$118	$(171)

All gains and losses are reflected in realized capital gains and losses in the statutory-basis financial statements. Notional amounts do not represent amounts exchanged by the parties and are therefore not a measure of Thrivent Financial’s exposure. The amounts exchanged are calculated on the basis of the notional amounts and the other terms of the instruments, such as interest rates, exchange rates, security prices or financial and other indices.

Call Spread Options

Thrivent Financial uses over-the-counter S&P 500 index call spread options (i.e. buying call options and selling cap call options) to manage risks associated with its fixed indexed deferred annuities. The call options are reported at fair value in other invested assets and the cap call options are reported at fair value in other liabilities. The changes in the fair value of the call spread options are recorded in unrealized gains and losses.

Thrivent Financial for Lutherans

Notes to Statutory-Basis Financial Statements, continued

2. Investments, continued

Derivative Financial Instruments, continued

Covered Written Call Options

Thrivent Financial sells covered written call option contracts to enhance the return on residential mortgage-backed “to be announced” collateral that it owns. The premium received for these call options is recorded in other liabilities at book value at each reporting period. All positions in these contracts are settled at month end. Upon disposition of the options, the gains are recorded as a component of realized capital gains and losses. During the years ended December 31, 2014, 2013 and 2012, $14 million, $6 million and $0 million was received in call premium, respectively.

Futures

Thrivent Financial utilizes futures contracts to manage a portion of the risks associated with the guaranteed minimum accumulation benefit feature of its variable annuity products. Cash paid for the futures contracts is recorded in other invested assets. Contracts are settled on a daily basis and recognized in realized gains and losses. The futures contracts are valued at fair value at each reporting period, and the change in the fair value is recognized in unrealized gains and losses.

Foreign Currency Swaps

Thrivent Financial utilizes foreign currency swaps to manage the risk associated with changes in the exchange rate of foreign currency to U.S. dollar payments. The swaps are valued at fair value at each reporting period, and the change in the fair value is recognized in realized gains and losses. No cash is exchanged at the outset of the swaps, and interest payments received are recorded as a component of net investment income.

Securities Lending

Elements of the securities lending program are presented below as of December 31 (in millions):

	2014	2013
Loaned securities:
Carrying value	$394	$328
Fair value	401	339

Cash collateral reinvested:
Carrying value	$403	$341
Fair value	403	341

Aging of cash collateral liability:
Open collateral positions	$411	$347

Pledged and Restricted Assets

Thrivent Financial owns assets which are pledged to others as collateral or are otherwise restricted. Thrivent Financial had pledged and restricted assets of $445 million and $384 million as of December 31, 2014 and 2013, respectively. Total pledged and restricted assets, which include state deposits and collateral held under futures transactions and securities lending agreements, are less than 1% of total admitted assets.

Thrivent Financial for Lutherans

Notes to Statutory-Basis Financial Statements, continued

2. Investments, continued

Net Investment Income

Net investment income by type of investment for the years ended December 31 is summarized as follows (in millions):

	2014	2013	2012
Bonds	$1,708	$1,679	$1,694
Affiliated stocks	65	98	41
Unaffiliated stocks	21	19	20
Mortgage loans	413	427	462
Real estate	25	24	25
Contract loans	87	88	90
Cash, cash equivalents and short-term investments	(5)	(1)	4
Limited partnerships	405	268	257
Other invested assets	13	18	13

	2,732	2,620	2,606
Investment expenses	(39)	(38)	(33)
Depreciation on real estate	(7)	(7)	(7)

Net investment income	$2,686	$2,575	$2,566

Realized Capital Gains and Losses

Realized capital gains and losses for the years ended December 31 were as follows (in millions):

	2014	2013	2012
Net gains (losses) on sales:
Bonds:
Gross gains	$231	$250	$311
Gross losses	(31)	(217)	(71)
Stocks:
Gross gains	95	118	134
Gross losses	(20)	(16)	(38)
Futures	(102)	(173)	(121)
Other	10	17	—

Net (losses) gains on sales	183	(21)	215
Provisions for losses:
Bonds	(7)	(3)	(29)
Stocks	(2)	—	—
Other	(5)	(5)	(38)

Total provisions for losses	(14)	(8)	(67)

Realized capital (losses) gains	169	(29)	148
Transfers to interest maintenance reserve	(218)	(49)	(241)

Realized capital losses, net	$(49)	$(78)	$(93)

Thrivent Financial for Lutherans

Notes to Statutory-Basis Financial Statements, continued

2. Investments, continued

Realized Capital Gains and Losses, continued

Proceeds from the sale of investments in bonds, net of mortgage dollar roll transactions, were $5.0 billion, $6.3 billion and $6.9 billion for the years ended December 31, 2014, 2013 and 2012, respectively.

Thrivent Financial recognized other-than-temporary impairments during the years ended December 31, 2014 and 2013, on the following loan-backed and structured securities where the present value of cash flows expected to be collected were less than the amortized cost basis of the security (in millions):

CUSIP	Book Value Before Impairment	Impairment Recognized	Amortized Cost After Impairment	Fair Value as of Date Impaired	Period Impaired
05948KVV8	$14	$—	$14	$14	4Q 2014
05949AL99	3	—	3	3	4Q 2014
05949AMK3	4	—	4	4	4Q 2014
05949CFW1	3	—	3	3	4Q 2014
07389QAA6	12	—	12	12	4Q 2014
863576AC8	7	—	7	7	4Q 2014
02660YAX0	5	1	4	4	4Q 2014
759676AF6	5	—	5	4	4Q 2014
759676AJ8	4	1	3	3	4Q 2014
75971EAE6	4	1	3	3	4Q 2014
75971EAJ5	3	1	2	2	4Q 2014
78476YAA4	4	—	4	3	4Q 2014
78477AAA5	2	—	2	1	4Q 2014

Total	$70	$4	$66	$63

03703FAJ9	$—	$—	$—	$—	1Q 2013
78476YAA4	6	1	5	5	2Q 2013
78477AAA5	3	—	3	3	2Q 2013
03703FAJ9	—	—	—	—	2Q 2013
12668BQA4	13	1	12	12	4Q 2013
75116FBH1	9	—	9	9	4Q 2013
863576AC8	9	—	9	9	4Q 2013
93934FBQ4	9	1	8	8	4Q 2013
45660LXA2	5	—	5	5	4Q 2013
43739ECN5	4	—	4	4	4Q 2013

Total	$58	$3	$55	$55

Thrivent Financial recognized other-than-temporary impairments during the year ended December 31, 2012, on the following loan-backed and structured securities where the present value of cash flows expected to be collected were less than the amortized cost basis of the security (in millions):

CUSIP	Book Value Before Impairment	Impairment Recognized	Amortized Cost After Impairment	Fair Value as of Date Impaired	Period Impaired
12667GGD9	$38	$2	$36	$31	2Q 2012
576434V92	16	1	15	13	2Q 2012
12667F4N2	13	1	12	12	2Q 2012
46632HAM3	10	—	10	10	2Q 2012
45660LXA2	7	1	6	5	2Q 2012

Thrivent Financial for Lutherans

Notes to Statutory-Basis Financial Statements, continued

2. Investments, continued

Realized Capital Gains and Losses, continued

CUSIP	Book Value Before Impairment	Impairment Recognized	Amortized Cost After Impairment	Fair Value as of Date Impaired	Period Impaired
46632HAQ4	$2	$1	$1	$1	2Q 2012
53957DAA1	9	5	4	4	3Q 2012
058933AQ5	43	4	39	41	4Q 2012
94983BAT6	22	1	21	23	4Q 2012
949772AA5	17	1	16	18	4Q 2012
94981FAJ1	15	—	15	15	4Q 2012
576434V92	14	—	14	15	4Q 2012
16165TAE3	13	—	13	12	4Q 2012
17307GVN5	11	—	11	11	4Q 2012
46630DAN2	11	3	8	9	4Q 2012
949837AA6	10	—	10	10	4Q 2012
93934FFZ0	9	—	9	8	4Q 2012
45660LST7	8	—	8	8	4Q 2012
12669RAC1	8	3	5	6	4Q 2012
32051GPY5	7	—	7	7	4Q 2012
466247MQ3	6	—	6	6	4Q 2012
17311LAA9	5	—	5	5	4Q 2012
52522QAN2	5	2	3	4	4Q 2012
05949CFW1	4	—	4	4	4Q 2012
68383NDM2	4	—	4	4	4Q 2012
75970QAJ9	4	1	3	3	4Q 2012
93363NAA3	2	—	2	2	4Q 2012
21075WDQ5	2	—	2	2	4Q 2012
17307G4H8	1	—	1	1	4Q 2012

Total	$316	$26	$290	$290

3. Policyholder Liabilities

Many of the contracts issued by Thrivent Financial, primarily annuities, do not subject Thrivent Financial to mortality or morbidity risk. These contracts may have certain limitations placed upon the amount of funds that can be withdrawn without penalties. The following table summarizes liabilities by their withdrawal characteristics (dollars in millions):

	General Account	Separate Account With Guarantees	Separate Account Without Guarantees	Total	% of Total
December 31, 2014
Subject to discretionary withdrawal:
With market value adjustment	$—	$419	$—	$419	1%
At book value less a surrender charge of 5% or more	4,008	—	—	4,008	10
At fair value	—	—	21,219	21,219	55
At book value without adjustment	11,883	—	—	11,883	31
Not subject to discretionary withdrawal	1,208	—	59	1,267	3

Total	$17,099	$419	$21,278	$38,796	100%

Thrivent Financial for Lutherans

Notes to Statutory-Basis Financial Statements, continued

3. Policyholder Liabilities, continued

	General Account	Separate Account With Guarantees	Separate Account Without Guarantees	Total	% of Total

December 31, 2013
Subject to discretionary withdrawal:
With market value adjustment	$—	$442	$—	$442	1%
At book value less a surrender charge of 5% or more	3,901	—	—	3,901	11
At fair value	—	—	18,633	18,633	52
At book value without adjustment	11,626	—	—	11,626	32
Not subject to discretionary withdrawal	1,196	—	59	1,255	4

Total	$16,723	$442	$18,692	$35,857	100%

The above policyholder liabilities are recorded as components of the following captions of the Statutory-Basis Statements of Assets, Liabilities and Surplus as of December 31 (in millions):

	2014	2013
Aggregate reserves for life, annuity and health contracts	$14,168	$13,836
Deposit liabilities	2,931	2,887
Liabilities related to separate accounts	21,697	19,134

Total	$38,796	$35,857

Thrivent Financial has insurance in force as of December 31, 2014 and 2013, totaling $11 billion and $10 billion, respectively, where the gross premiums are less than the net premiums according to the standard valuation requirements set by the State of Wisconsin. Reserves associated with these policies as of December 31, 2014 and 2013, totaled $56 million and $53 million, respectively.

Deferred and uncollected life insurance premiums and annuity considerations were as follows (in millions):

	Gross	Net of Loading
December 31, 2014
Ordinary new business	$4	$2
Ordinary renewal	61	110

Total	$65	$112

December 31, 2013
Ordinary new business	$5	$2
Ordinary renewal	63	108

Total	$68	$110

Thrivent Financial for Lutherans

Notes to Statutory-Basis Financial Statements, continued

4. Separate Accounts

Thrivent Financial administers and invests funds segregated into separate accounts for the exclusive benefit of variable annuity, variable immediate annuity and variable universal life contractholders. Variable life and variable annuity separate accounts of Thrivent Financial are nonguaranteed, while Thrivent Financial’s multi-year guarantee separate account is a non-indexed guarantee account. Within the non-guaranteed separate account, all variable deferred annuity contracts contain guaranteed death benefits and some contain guaranteed living benefits. As of December 31, 2014 and 2013, the maximum amount of those guarantees was estimated at $120 million and $125 million, respectively. The following table presents the explicit risk charges paid by separate account contractholders for these guarantees and the amounts paid for guaranteed death benefits for the years ended December 31 (in millions):

	2014	2013	2012	2011	2010
Risk charge paid	$86	$58	$42	$31	$20
Payments for guaranteed benefits	3	3	4	5	6

The distribution of investments in the separate account assets as of December 31 was as follows:

	2014	2013
Equity funds	54%	52%
Bond funds	25	28
Balanced funds	19	18
Other	2	2

Total separate account assets	100%	100%

The following tables summarize information for the separate accounts as of and for the years ended December 31 (in millions):

	Non-Indexed Guarantee	Non- Guaranteed	Total
December 31, 2014
Reserves:
For accounts with assets at fair value	$419	$22,037	$22,456

By withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$419	$—	$419
At fair value	—	21,978	21,978
Not subject to discretionary withdrawal	—	59	59

Total	$419	$22,037	$22,456

December 31, 2013
Reserves:
For accounts with assets at fair value	$442	$19,393	$19,835

By withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$442	$—	$442
At fair value	—	19,334	19,334
Not subject to discretionary withdrawal	—	59	59

Total	$442	$19,393	$19,835

Thrivent Financial for Lutherans

Notes to Statutory-Basis Financial Statements, continued

4. Separate Accounts, continued

	2014	2013	2012
Premiums, considerations and deposits:
Non-indexed guarantee	$3	$5	$7
Non-guaranteed	2,795	2,715	2,306

Total	$2,798	$2,720	$2,313

	2014	2013	2012
Transfers to separate accounts	$2,796	$2,718	$2,311
Transfers from separate accounts	(1,063)	(1,028)	(957)
Other items	(5)	(2)	(4)

Transfers to separate accounts, net	$1,728	$1,688	$1,350

5. Claims Liabilities

Activity in the liabilities for accident and health, long-term care and disability benefits, included in aggregate reserves and claims liabilities, is summarized below (in millions):

	2014	2013
Net balance at January 1	$821	$759
Incurred related to:
Current year	356	336
Prior years	60	13

Total incurred	416	349
Paid related to:
Current year	69	66
Prior years	233	221

Total paid	302	287

Net balance at December 31	$935	$821

Thrivent Financial uses estimates for determining its liability for accident and health, long-term care and disability benefits, which are based on historical claim payment patterns, and attempts to provide for potential adverse changes in claim patterns and severity. Thrivent Financial annually reviews the claim payment experience to evaluate the methodology and assumptions that are used in determining its estimate of ultimate claims experience. Differences between anticipated claims and actual claims can result in adjustments to liabilities in each year. Thrivent Financial increased its long term care insurance claim reserves in 2014 as a result of an updated claim experience study that evaluated claim termination rates and claim utilization rates.

6. Reinsurance

Thrivent Financial participates in reinsurance in order to limit its maximum losses and to diversify its exposures. Life and accident and health reinsurance is accomplished through various plans of reinsurance, primarily coinsurance and yearly renewable term. Generally, Thrivent Financial retains a maximum of $3 million of single or joint life coverage for any single mortality risk. Ceded balances would represent a liability of Thrivent Financial in the event the reinsurers were unable to meet their obligations under the terms of the reinsurance agreements.

Thrivent Financial for Lutherans

Notes to Statutory-Basis Financial Statements, continued

6. Reinsurance, continued

Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies.

Reinsurance amounts included in the Statutory-Basis Statements of Operations for the years ended December 31 were as follows (in millions):

	2014	2013	2012
Direct premiums	$5,522	$5,282	$5,035
Reinsurance ceded	(96)	(90)	(84)

Net premiums	$5,426	$5,192	$4,951

Reinsurance claims recovered	$51	$40	$36

Aggregate reserves and contract claims liabilities in the Statutory-Basis Statements of Assets, Liabilities and Surplus for the years ended December 31 were reduced by reinsurance ceded amounts as follows (in millions):

	2014	2013
Life insurance	$552	$489
Accident and health	2	1

Total	$554	$490

Reinsurance contracts do not relieve an insurer from its primary obligation to policyholders.

Four reinsurance companies account for approximately 90% of the reinsurance recoverable as of December 31, 2014. Thrivent Financial periodically reviews the financial condition of its reinsurers and amounts recoverable in order to evaluate the financial strength of the companies supporting the recoverable balances.

7. Surplus

Thrivent Financial is subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. Thrivent Financial exceeds the RBC requirements as of December 31, 2014 and 2013.

Unassigned funds were represented or reduced by the following categories and amounts as of December 31 (in millions):

	2014	2013
Unrealized gains and losses	$521	$413
Non-admitted assets	(98)	(93)
Separate account business	74	79
Asset valuation reserve	(972)	(940)

Thrivent Financial for Lutherans

Notes to Statutory-Basis Financial Statements, continued

8. Fair Value of Financial Instruments

Financial Instruments Carried at Fair Value

The fair values of Thrivent Financial’s financial instruments carried at fair value were as follows (in millions):

	Level 1	Level 2	Level 3	Total
December 31, 2014
Assets
Unaffiliated common stocks:
Large-cap	$319	$9	$—	$328
Mid-cap	98	—	—	98
International	—	39	—	39
REITs	77	—	—	77
Other	304	34	—	338
Short-term investments	115	—	—	115
Assets held in separate accounts	—	23,079	—	23,079
Other invested assets	—	6	4	10

Total	$913	$23,167	$4	$24,084

Liabilities:
Other liabilities	$—	$1	$2	$3

The fair values of Thrivent Financial’s financial instruments carried at fair value were as follows (in millions):

	Level 1	Level 2	Level 3	Total
December 31, 2013
Unaffiliated common stocks:
Large-cap	$235	$6	$—	$241
Mid-cap	72	—	—	72
International	—	42	—	42
REITs	55	—	—	55
Other	255	29	—	284
Short-term investments	55	23	—	78
Assets held in separate accounts	—	20,414	—	20,414

Total	$672	$20,514	$—	$21,186

Level 1 Financial Instruments

This category includes unaffiliated common stocks and short-term investments. Unaffiliated common stocks primarily are valued using quoted prices in active markets. Short-term investments consist of money market mutual funds whose fair value is based on the quoted daily net asset value of the invested fund.

Thrivent Financial for Lutherans

Notes to Statutory-Basis Financial Statements, continued

8. Fair Value of Financial Instruments, continued

Financial Instruments Carried at Fair Value, continued

Level 2 Financial Instruments

Level 2 financial instruments include certain unaffiliated common stocks, short-term investments and assets held in separate accounts. Unaffiliated common stocks are valued based on market quotes where stocks are not considered actively traded. Short-term investments are valued using significant observable inputs. The fair values for separate account assets are based on published daily net asset values of the funds in which the separate accounts are invested.

Level 3 Financial Instruments

Level 3 financial instruments include other invested assets, which consist of certain derivatives. The fair value was determined using independent broker quotes.

There were no gains or losses recognized in net income during 2014, 2013 or 2012 attributable to the change in unrealized gains and losses related to Level 3 assets still held at December 31, 2014, 2013 or 2012.

The following table shows the changes in fair values for the other invested assets categorized as Level 3 (in millions):

2014
Balance, January 1	$—
Purchases	3
Unrealized gains and losses	1

Balance, December 31	$4

Transfers

The fair values of significant transfers between Thrivent Financial’s Level 1, Level 2 and Level 3 fair value measurements as of December 31 were as follows (in millions):

	Transfers out of Level 1 into:		Transfers out of Level 2 into:		Transfers out of Level 3 into:
	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
December 31, 2014	$—	$—	$—	$—	$—	$—
December 31, 2013	$—	$—	$—	$—	$—	$—

Transfers between fair value hierarchy levels are recognized at the end of the reporting period. The transfers during 2013 were due to price source changes.

Thrivent Financial for Lutherans

Notes to Statutory-Basis Financial Statements, continued

8. Fair Value of Financial Instruments, continued

Financial Instruments Not Carried at Fair Value

The carrying value and fair value of Thrivent Financial’s financial instruments not carried at fair value are presented below (in millions).

	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
December 31, 2014
Financial assets:
Bonds	$39,036	$2,032	$33,378	$6,507	$41,917
Unaffiliated preferred stocks	112	—	127	—	127
Mortgage loans	7,378	—	—	7,841	7,841
Contract loans	1,192	—	—	1,192	1,192
Cash, cash equivalents and short-term investments	1,388	57	1,332	—	1,389
Limited partnerships	2,639	—	—	2,645	2,645
Real estate — held-for-sale	4	—	—	5	5
Other invested assets	145	—	112	70	182
Financial liabilities:
Deferred annuities	11,630	—	—	11,563	11,563
Liabilities related to separate accounts	23,006	—	23,006	—	23,006
Other deposit contracts	2,931	—	—	2,931	2,931
Other liabilities	1	—	—	1	1

The carrying value and fair value of Thrivent Financial’s financial instruments not carried at fair value are presented below (in millions).

	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
December 31, 2013
Financial assets:
Bonds	$37,437	$2,017	$31,690	$5,405	$39,112
Unaffiliated preferred stocks	103	—	103	6	109
Mortgage loans	7,298	—	—	7,566	7,566
Contract loans	1,220	—	—	1,220	1,220
Cash, cash equivalents and short-term investments	1,352	65	1,284	6	1,355
Limited partnerships	2,362	—	—	2,369	2,369
Real estate — held-for-sale	18	—	—	21	21
Other invested assets	184	—	107	73	180
Financial liabilities:
Deferred annuities	11,219	—	—	11,165	11,165
Liabilities related to separate accounts	20,335	—	20,335	—	20,335
Other deposit contracts	2,887	—	—	2,887	2,887

Level 1 Financial Instruments

Financial instruments categorized as Level 1 include bonds, which are priced based on quoted market prices and primarily include U.S. Treasury bonds and cash.

Thrivent Financial for Lutherans

Notes to Statutory-Basis Financial Statements, continued

8. Fair Value of Financial Instruments, continued

Financial Instruments Not Carried at Fair Value, continued

Level 2 Financial Instruments

Level 2 financial instruments include bonds, unaffiliated preferred stocks, cash, cash equivalents and short-term investments, other invested assets and liabilities related to separate accounts.

Bonds that are priced using a third party pricing vendor primarily include certain corporate debt securities and asset-backed securities. Pricing from a third party pricing vendor varies by asset class but generally includes inputs such as estimated cash flows, benchmark yields, reported trades, issuer spreads, bids, offers, credit quality, industry events and economic events. If Thrivent Financial is unable to obtain a price from a third party pricing vendor, management may obtain a broker quote or utilize an internal pricing model specific to the asset. The internal pricing models apply practices that are standard among the industry and utilize observable market data, where available. These investments primarily include private placement debt securities and other debt obligations. Fair values of unaffiliated preferred stocks are based on market quotes where these securities are not considered actively traded.

Cash, cash equivalents and short-term investments includes investments in commercial paper and agency notes. The carrying amounts for these investments approximate their fair values. Other invested assets include investments in surplus notes in which the fair values are based on quoted market prices, where available. The carrying amounts of liabilities related to separate accounts reflect the amounts in the separate account assets and approximate their fair values.

Level 3 Financial Instruments

Level 3 financial instruments include bonds, stocks, mortgage loans, contract loans, limited partnerships, real estate, other invested assets, deferred annuities, other deposit contracts and other liabilities.

Level 3 bonds and stocks are valued using internal pricing models specific to the assets using unobservable inputs such as issuer spreads, estimated cash flows, internal credit ratings and volatility adjustments, and primarily include private placement debt securities. The fair values for mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. The carrying amounts for contract loans approximate their fair values. Limited partnerships include private equity investments. The fair values of these investments are estimated using internal valuation methodologies designed for specific asset classes utilizing both income- and market-based approaches where possible. The fair value of real estate held-for-sale is based on current market price assessments on the properties. Other invested assets primarily include real estate joint ventures. The fair values of real estate joint venture investments are estimated using internal valuation methodologies designed for specific asset classes utilizing both income- and market-based approaches where possible.

The fair values for deferred annuities and other deposit contracts, which include supplementary contracts without life contingencies, deferred income settlement options and refunds on deposit, are estimated to be the cash surrender value payable upon immediate withdrawal. The fair values for other liabilities, which consist of certain derivatives, are derived from broker quotes.

Thrivent Financial for Lutherans

Notes to Statutory-Basis Financial Statements, continued

8. Fair Value of Financial Instruments, continued

Valuation Assumptions

The results of the valuation methods presented in this footnote are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. As a result, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the financial instruments. These fair values are for certain financial instruments of Thrivent Financial; accordingly, the aggregate fair value amounts presented do not represent the underlying value of Thrivent Financial.

9. Benefit Plans

Pension and Other Postretirement Benefits

Thrivent Financial has a qualified noncontributory defined benefit retirement plan that provides benefits to substantially all home office and field employees upon retirement. Thrivent Financial also provides certain health care and life insurance benefits for substantially all retired home office and field personnel. Thrivent Financial uses a measurement date of December 31 in its benefit plan disclosures.

The components of net periodic pension expense for Thrivent Financial’s qualified retirement and other plans for the years ended December 31 were as follows (in millions):

	Retirement Plan			Other Plans
	2014	2013	2012	2014	2013	2012
Service cost	$20	$22	$20	$2	$3	$8
Interest cost	49	42	43	6	6	5
Expected return on plan assets	(65)	(56)	(55)	—	—	—
Other	19	31	20	7	9	1

Net periodic cost	$23	$39	$28	$15	$18	$14

The plans’ amounts recognized in the statutory-basis financial statements as of December 31 were as follows (in millions):

	Retirement Plan		Other Plans
	2014	2013	2014	2013
Change in projected benefit obligation:
Benefit obligation, beginning of year	$988	$1,008	$121	$108
Service cost	20	22	2	3
Interest cost	49	42	6	6
Actuarial (gain) loss	154	(49)	—	(35)
Transfers from Defined Contribution Plan	—	1	—	—
Inclusion of non-vested benefit obligation	—	2	—	43
Benefits paid	(41)	(38)	(6)	(4)

Benefit obligation, end of year	$1,170	$988	$123	$121

Thrivent Financial for Lutherans

Notes to Statutory-Basis Financial Statements, continued

9. Benefit Plans, continued

Pension and Other Postretirement Benefits, continued

	Retirement Plan		Other Plans
	2014	2013	2014	2013
Change in plan assets:
Fair value of plan assets, beginning of year	$817	$716	$—	$—
Actual return on plan assets	56	105	—	—
Employer contribution	39	33	6	4
Transfers from Defined Contribution Plan	—	1	—	—
Benefits paid	(41)	(38)	(6)	(4)

Fair value of plan assets, end of year	$871	$817	$—	$—

The plans’ amounts recognized in the statutory-basis financial statements, funding statuses and accumulated benefit obligation as of December 31 were as follows (in millions):

	Retirement Plan		Other Plans
	2014	2013	2014	2013
Funded status:
Accrued benefit costs	$—	$—	$(108)	$(99)
Liability for pension benefits	299	171	(15)	(22)

Total unfunded liabilities	(299)	(171)	(123)	(121)

Items not yet recognized:
Net losses (gains)	439	296	(11)	(11)
Net prior service cost	(3)	(4)	26	33

Accumulated amounts recognized in periodic pension expenses	$137	$121	$(108)	$(99)

Accumulated benefit obligation	$1,111	$951	$122	$107

The unfunded liabilities for the retirement plan and other postretirement plans at December 31, 2014 and 2013, are included in other liabilities in the Statutory-Basis Statement of Assets, Liabilities and Surplus.

Thrivent Financial for Lutherans

Notes to Statutory-Basis Financial Statements, continued

9. Benefit Plans, continued

Pension and Other Postretirement Benefits, continued

A summary of the amounts yet to be recognized in the Statutory-Basis Statement of Operations as of December 31 is as follows (in millions):

	Retirement Plan			Other Plans
	Net Prior Service Cost	Net Recognized (Gains) Losses	Total	Net Prior Service Cost	Net Recognized (Gains) Losses	Total
Items not yet recognized, January 1, 2013	$(6)	$426	$420	$(3)	$25	$22
Net prior service cost arising during the period	2	—	2	43	—	43
Net prior service cost recognized	—	—	—	(7)	—	(7)
Net (gain) loss arising during the period	—	(97)	(97)	—	(35)	(35)
Net gain (loss) recognized	—	(33)	(33)	—	(1)	(1)

Items not yet recognized, December 31, 2013	(4)	296	292	33	(11)	22
Net prior service cost arising during the period	—	—	—	—	—	—
Net prior service cost recognized	1	—	1	(7)	—	(7)
Net (gain) loss arising during the period	—	163	163	—	(1)	(1)
Net gain (loss) recognized	—	(20)	(20)	—	1	1

Items not yet recognized, December 31, 2014	$(3)	$439	$436	$26	$(11)	$15

The amounts in unassigned funds expected as of December 31 to be recognized in the next fiscal year as components of periodic benefit cost were as follows (in millions):

	Retirement Plan		Other Plans
	2014	2013	2014	2013
Net prior service cost	$(1)	$(1)	$7	$8
Net recognized gains/(losses)	32	20	—	(1)

Pension and Other Postretirement Benefit Factors

Thrivent Financial periodically evaluates the long-term earned rate assumptions, taking into consideration historical performance of the plan’s assets as well as current asset diversification and investment strategy in determining the rate of return assumptions used in calculating the plans’ benefit expenses and obligation.

	Retirement Plan		Other Plans
	2014	2013	2014	2013
Weighted average assumptions at end of year:
Discount rate	4.20%	5.10%	4.20%	5.10%
Expected return on plan assets	8.00	8.00	N/A	N/A
Rate of compensation increase	3.00	3.00	N/A	N/A

The assumed health care cost trend rate used in measuring the postretirement health care benefit obligation was 7.00% in 2014 trending down to 5.00% in 2024. The assumed health care cost trend rates can have a significant impact on the amounts reported. For example, a one-percentage point increase or decrease in the rate would change the 2014 total service and interest cost by $1 million and the postretirement health care benefit

Thrivent Financial for Lutherans

Notes to Statutory-Basis Financial Statements, continued

9. Benefit Plans, continued

Pension and Other Postretirement Benefits, continued

Pension and Other Postretirement Benefit Factors, continued

obligation by $13 million. The Medicare Prescription Drug, Improvement and Modernization Act of 2003 includes a federal subsidy to sponsors of retirement health care plans that provide a prescription benefit that is at least actuarially equivalent to Medicare Part D. Thrivent’s Medicare prescription plan is fully insured and therefore the plan’s insurer receives the federal subsidy.

Estimated benefit payments for the next ten years are as follows: 2015 — $52 million; 2016 — $55 million; 2017 — $58 million; 2018 — $61 million; 2019 — 65 million; and 2020 to 2024 — $372 million.

The minimum pension contribution required for 2014 under the Employee Retirement Income Security Act of 1974, as amended (“ERISA”) guidelines will be determined in the first quarter of 2015.

Pension Assets

The assets of Thrivent Financial’s qualified defined benefit plan are held in trust. Thrivent Financial has a benefit plan advisory committee that sets investment guidelines, which are established based on market conditions, risk tolerance, funding requirements and expected benefit payments. A third party oversees the investment allocation process and monitors asset performance. As pension liabilities are long term in nature, Thrivent Financial employs a long-term total return approach to maximize the long-term rate of return on plan assets for a prudent level of risk.

The investment portfolio contains a diversified portfolio of investment categories, including equities and fixed income securities. Allocations for plan assets for the years ended December 31 were as follows:

	Target Allocation	Actual Allocation
		2014	2013
Equity securities	60%	61%	61%
Fixed income and other securities	40	39	39

Total	100%	100%	100%

Securities are also diversified in terms of domestic and international securities, short- and long-term securities, growth and value styles, large-cap and small-cap stocks, active and passive management and derivative-based styles. With prudent risk tolerance and asset diversification, the plan is expected to meet its pension obligations in the future.

Thrivent Financial for Lutherans

Notes to Statutory-Basis Financial Statements, continued

9. Benefit Plans, continued

Pension and Other Postretirement Benefits, continued

Pension Assets, continued

The fair values of the defined benefit plan by asset category are presented below (in millions):

	Level 1	Level 2	Level 3	Total
December 31, 2014
Fixed maturity securities:
U.S. government and agency securities	$61	$1	$—	$62
Securities issued by foreign governments	—	—	—	—
Corporate debt securities	—	208	1	209
Residential mortgage-backed securities	—	50	—	50
Commercial mortgage-backed securities	—	2	—	2
Other debt obligations	—	7	—	7
Common stocks:
Large-cap	226	8	—	234
Mid-cap	21	—	—	21
Small-cap	31	2	—	33
Other	79	1	—	80
Preferred stock	—	1	—	1
Affiliated mutual funds — equity funds	98	—	—	98
Short-term investments	25	72	—	97
Limited partnerships	—	—	11	11
Derivatives	—	3	—	3

Total	$541	$355	$12	$908

December 31, 2013
Fixed maturity securities:
U.S. government and agency securities	$50	$—	$—	$50
Securities issued by foreign governments	—	1	—	1
Corporate debt securities	—	201	1	202
Residential mortgage-backed securities	—	52	—	52
Commercial mortgage-backed securities	—	4	—	4
Other debt obligations	—	2	—	2
Common stocks:
Large-cap	239	6	—	245
Mid-cap	17	—	—	17
Small-cap	9	—	—	9
Other	66	—	—	66
Preferred stock	—	1	—	1
Affiliated mutual funds — equity funds	114	—	—	114
Short-term investments	17	67	—	84
Limited partnerships	—	—	6	6

Total	$512	$334	$7	$853

Thrivent Financial for Lutherans

Notes to Statutory-Basis Financial Statements, continued

9. Benefit Plans, continued

Pension and Other Postretirement Benefits, continued

Pension Assets, continued

The fair value of defined benefit plan assets as presented in the table above does not include net accrued liabilities in the amount of $37 million and $36 million as of December 31, 2014 and 2013, respectively.

There were no significant transfers of defined benefit plan Level 1 and Level 2 fair value measurements during 2014 or 2013. Transfers between fair value hierarchy levels are recognized at the end of the reporting period.

The following table shows the changes in fair values of defined benefit plan assets categorized as Level 3 (in millions):

	Corporate debt securities	Residential mortgage-backed securities	Limited Partnerships	Total
Balance, January 1, 2013	$—	$1	$1	$2
Purchases	1	—	5	6
Transfers out of Level 3	—	(1)	—	(1)

Balance, December 31, 2013	1	—	6	7
Purchases	—	—	11	11
Sales	(1)	—	(6)	(7)
Transfers into Level 3	1	—	—	1

Balance, December 31, 2014	$1	$—	$11	$12

Defined Contribution Plans

Thrivent Financial also provides contributory and noncontributory defined contribution retirement benefits that cover substantially all home office and field employees. Eligible participants in the 401(k) plan may elect to contribute a percentage of their eligible earnings, and Thrivent Financial will match participant contributions up to 6% of eligible earnings. In addition, Thrivent Financial will contribute a percentage of eligible earnings for participants in a noncontributory plan for field employees. For the years ended December 31, 2014, 2013 and 2012, Thrivent Financial contributed $32 million, $30 million and $27 million, respectively, to these plans.

As of December 31, 2014 and 2013, $96 million and $99 million, respectively, of the assets of the defined contribution plans were invested in a deposit administration contract issued by Thrivent Financial.

10. Commitments and Contingent Liabilities

Litigation and Other Proceedings

Thrivent Financial is involved in various lawsuits, contractual matters and other contingencies that have arisen from the normal course of business. Thrivent Financial assesses its exposure to these matters periodically and adjusts its provision accordingly. As of December 31, 2014, Thrivent Financial believes adequate provision has been made for any losses that may result from these matters.

Thrivent Financial for Lutherans

Notes to Statutory-Basis Financial Statements, continued

10. Commitments and Contingent Liabilities, continued

Financial Instruments

Thrivent Financial is a party to financial instruments with on- and off-balance sheet risk in the normal course of business. These instruments involve, to varying degrees, elements of credit, interest rate, equity price or liquidity risk in excess of the amount recognized in the Statutory-Basis Statements of Assets, Liabilities and Surplus. Thrivent Financial’s exposure to credit loss in the event of non-performance by the other party to the financial instrument for commitments to extend credit and financial guarantees is limited to the contractual amount of these instruments.

Commitments to Extend Credit

Thrivent Financial has commitments to extend credit for mortgage loans and other lines of credit of $215 million and $136 million as of December 31, 2014 and 2013, respectively. Commitments to purchase limited partnerships and other invested assets were $1,447 million and $1,233 million as of December 31, 2014 and 2013, respectively.

Financial Guarantees

Thrivent Financial has entered into an agreement to purchase certain debt obligations of a third party civic organization, totaling $37 million, in the event certain conditions occur, as defined in the agreement. This agreement is secured by the assets of the third party.

Thrivent Financial has guaranteed that it will maintain the capital and surplus of its insurance affiliate and its trust affiliate above certain levels required by the primary regulator of each company.

Leases

Thrivent Financial has operating leases for certain office equipment and real estate. Rental expense for these items totaled $11 million for each of the years ended December 31, 2014, 2013 and 2012. Future minimum rental commitments, in aggregate, as of December 31, 2014 were $15 million for operating leases. The future minimum rental payments for the five succeeding years were as follows: 2015 — $5 million; 2016 — $4 million; 2017 — $3 million; 2018 — $2 million; and 2019 — $1 million.

Leasing is not a significant part of Thrivent Financial’s business activities as lessor.

11. Related Party Transactions

Thrivent Financial provides administrative services on behalf of its subsidiaries in accordance with intercompany service agreements. The net amount of expenses allocated under these agreements totaled $79 million, $79 million and $78 million for the years ended December 31, 2014, 2013 and 2012, respectively. The net receivables due from affiliates for the years ended December 31, 2014 and 2013, were $8 million and $6 million, respectively.

Thrivent Financial has an agreement with an affiliate who distributes its variable products. Under the terms of the agreement, the Company paid commissions, bonuses and other benefits to the affiliate totaling $111 million, $126 million and $96 million for the years ended December 31, 2014, 2013 and 2012, respectively.

Thrivent Financial for Lutherans

Notes to Statutory-Basis Financial Statements, continued

11. Related Party Transactions, continued

Thrivent Financial is the investment advisor for the Thrivent Series Portfolios in which the separate accounts assets are invested. Advisor fees in the amount of $143 million, $114 million and $99 million for the years ended December 31, 2014, 2013 and 2012, respectively, were included in separate account fees in the Statutory Statement of Operations.

12. Basis of Presentation

The preceding statutory-basis financial statements of Thrivent Financial have been prepared in accordance with accounting practices prescribed or permitted by the State of Wisconsin Office of the Commissioner of Insurance, which practices differ from GAAP.

The following describes the more significant statutory accounting policies that are different from GAAP accounting policies.

Fixed Maturity Securities

For GAAP purposes, investments in fixed maturity securities are reported at fair value with the change in fair value reported as a separate component of comprehensive income for available-for-sale securities and reported as realized gains or losses for trading securities.

Acquisition Costs

For GAAP purposes, costs incurred that are directly related to the successful acquisition and issuance of new or renewal insurance contracts are deferred to the extent such costs are deemed recoverable from future profits and amortized in proportion to estimated margins from interest, mortality and other factors under the contracts.

Contract Liabilities

For GAAP purposes, liabilities for future contract benefits and expenses are estimated based on expected experience or actual account balances.

Non-Admitted Assets

For GAAP purposes, certain assets, primarily furniture, equipment and agents’ debit balances, are not charged directly to members’ equity and are not excluded from the balance sheet.

Interest Maintenance Reserve

For GAAP purposes, certain realized investment gains and losses for fixed maturity securities sold prior to their maturity are not deferred and amortized into operating results over the remaining maturity of the sold security.

Asset Valuation Reserve

For GAAP purposes, an asset valuation reserve is not maintained.

Thrivent Financial for Lutherans

Notes to Statutory-Basis Financial Statements, continued

12. Basis of Presentation, continued

Premiums

For GAAP purposes, funds deposited and withdrawn on universal life and investment-type contracts are not recorded in the income statement.

Consolidation

For GAAP purposes, subsidiaries are consolidated into the results of their parent.

Differences between consolidated GAAP financial statements and statutory-basis financial statements as of and for the years ended December 31, 2014 and 2013, have not been quantified but are presumed to be material.

The following table reconciles consolidated GAAP net income to the statutory-basis net income of Thrivent Financial for the year ended December 31, 2012, as reported to regulatory authorities and contained in the statutory-basis financial statements included in this report (in millions):

2012
Consolidated GAAP net income	$669
Adjustments to GAAP basis for:
Difference in reserve bases	54
Deferred acquisition costs	(89)
Interest maintenance reserve	(111)
Difference in reporting basis on invested assets	(28)
Other	10

Statutory-basis net income	$505

Independent Auditor’s Report on Supplementary Information

To the Board of Directors of Thrivent Financial for Lutherans

We have audited the statutory-basis financial statements of Thrivent Financial for Lutherans (the “Company”) as of December 31, 2014 and for the year then ended and our report thereon appears on page F-1 of this document. That audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The Supplementary Insurance Information contained in the accompanying Schedules I, III and IV (collectively, the “supplemental schedules”) of the Company as of December 31, 2014 and for the year then ended are presented for additional analysis and are not required disclosures for the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

The Supplementary Insurance Information contained in the accompanying Schedules I, III and IV as of December 31, 2013 and 2012 and for the periods then ended were audited by other auditors whose report, dated April 24, 2014 expressed an unqualified opinion.

Minneapolis, MN

April 29, 2015

Thrivent Financial for Lutherans

Supplementary Insurance Information

Schedule I — Summary of Investments

As of December 31, 2014

(in millions)

Type of Investment	Amortized Cost	Fair Value	Amount Shown on Balance Sheet
Bonds:
U.S. government and agency securities	$2,368	$2,481	$2,368
U.S. state and political subdivision securities	140	179	140
Securities issued by foreign governments	101	113	101
Corporate debt securities	27,790	30,277	27,790
Residential mortgage-backed securities	6,531	6,692	6,531
Commercial mortgage-backed securities	1,706	1,761	1,706
Collateralized debt obligations	3	11	3
Other debt obligations	397	403	397

Total bonds	39,036	41,917	39,036
Stocks:
Preferred stocks	112	127	112
Unaffiliated common stocks	710	880	880
Affiliated common stocks	295	347	347

Total stocks	1,117	1,354	1,339
Mortgage loans	7,378	xxxxx	7,378
Cash, cash equivalents and short term investments	1,503	xxxxx	1,503
Contract loans	1,192	xxxxx	1,192
Limited partnerships	2,639	xxxxx	2,639
Other	232	xxxxx	232

Total cash and invested assets	$53,097		$53,319

Thrivent Financial for Lutherans

Schedule III — Supplementary Insurance Information

As of and For the Years Ended December 31, 2014, 2013 and 2012

(in millions)

As of December 31, 2014:

	Aggregate Reserves	Deposit Liabilities	Contract Claims
Life	$21,818	$75	$132
Annuity	14,168	2,856	100
Health	5,073	—	33

	$41,059	$2,931	$265

For the year ended December 31, 2014:

	Premiums and Considerations	Net Investment Income	Separate Account Fees and Other	Benefits, Claims, etc.	Commissions and Other Expenses
Life	$1,396	$1,237	$89	$1,853	$656
Annuity	3,830	890	532	4,344	624
Health	314	285	3	681	8
Other	—	274	89	—	(41)

	$5,540	$2,686	$713	$6,878	$1,247

As of December 31, 2013:

	Aggregate Reserves	Deposit Liabilities	Contract Claims
Life	$21,361	$76	$128
Annuity	13,836	2,811	85
Health	4,697	—	31

	$39,894	$2,887	$244

For the year ended December 31, 2013:

	Premiums and Considerations	Net Investment Income	Separate Account Fees and Other	Benefits, Claims, etc.	Commissions and Other Expenses
Life	$1,483	$1,202	$98	$1,956	$637
Annuity	3,538	852	447	4,028	551
Health	311	274	2	563	47
Other	—	247	70	—	(36)

	$5,332	$2,575	$617	$6,547	$1,199

Thrivent Financial for Lutherans

Schedule III — Supplementary Insurance Information, continued

As of and For the Years Ended December 31, 2014, 2013 and 2012

(in millions)

As of December 31, 2012:

	Aggregate Reserves	Deposit Liabilities	Contract Claims
Life	$20,738	$78	$120
Annuity	13,620	2,810	74
Health	4,416	—	36

	$38,774	$2,888	$230

For the year ended December 31, 2012:

	Premiums and Considerations	Net Investment Income	Separate Account Fees and Other	Benefits, Claims, etc.	Commissions and Other Expenses
Life	$1,592	$1,226	$104	$2,099	$652
Annuity	3,289	905	414	3,861	475
Health	312	270	2	554	44
Other	—	165	26	—	22

	$5,193	$2,566	$546	$6,514	$1,193

Thrivent Financial for Lutherans

Schedule IV — Reinsurance

As of December 31, 2014, 2013 and 2012

(in millions)

As of December 31, 2014:

	Direct Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
Life insurance in-force	$182,527	$50,926	$—	$131,601	—
Premiums and considerations:
Life	1,491	95	—	1,396	—
Annuity	3,716	—	—	3,716	—
Health	315	1	—	314	—

	$5,522	$96	$—	$5,426	—

As of December 31, 2013:

	Direct Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
Life insurance in-force	$178,306	$46,685	$—	$131,620	—
Premiums and considerations:
Life	1,572	89	—	1,483	—
Annuity	3,398	—	—	3,398	—
Health	312	1	—	311	—

	$5,282	$90	$—	$5,192	—

As of December 31, 2012:

	Direct Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
Life insurance in-force	$174,441	$42,840	$—	$131,601	—
Premiums and considerations:
Life	1,675	83	—	1,592	—
Annuity	3,047	—	—	3,047	—
Health	313	1	—	312	—

	$5,035	$84	$—	$4,951	—

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Contractholders of

Thrivent Financial for Lutherans

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of Thrivent Variable Annuity Account I (the Variable Account) sponsored by Thrivent Financial for Lutherans (Thrivent Financial), referred to in Note 1, at December 31, 2014, the results of their operations for the year then ended, and the changes in their net assets for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Thrivent Financial; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with Thrivent Series Fund, Inc., provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

April 29, 2015

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contractholders of

Thrivent Financial for Lutherans

We have audited the accompanying statements of changes in net assets of the individual subaccounts of Thrivent Variable Annuity Account I (the Variable Account) sponsored by Thrivent Financial for Lutherans, referred to in Note 1, for the periods indicated therein ended December 31, 2013, and the related financial highlights, as disclosed in the financial statements. These financial statements are the responsibility of the Variable Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Variable Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Variable Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the changes in net assets of each of the respective subaccounts constituting the Thrivent Variable Annuity Account I for the periods indicated therein ended December 31, 2013, and the related financial highlights, as disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota

April 24, 2014

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Assets and Liabilities

December 31, 2014

Subaccount	Investments at fair value	Receivable from Thrivent Financial for annuity reserve adjustment	Total Assets	Payable to Thrivent Financial for annuity reserve adjustment	Net Assets	Contracts in accumulation period	Reserves for contracts in annuity payment period	Net Assets	Series funds, at cost	Series funds shares owned
Aggressive Allocation	$609,844,617	$2,126	$609,846,743	$—	$609,846,743	$609,227,575	$619,168	$609,846,743	$505,562,182	39,504,361
Moderately Aggressive Allocation	$3,876,301,022	$19,684	$3,876,320,706	$—	$3,876,320,706	$3,871,203,261	$5,117,445	$3,876,320,706	$3,284,822,810	263,382,188
Moderate Allocation	$7,480,831,263	$91,676	$7,480,922,939	$—	$7,480,922,939	$7,472,819,977	$8,102,962	$7,480,922,939	$6,612,915,175	537,999,644
Moderately Conservative Allocation	$3,277,186,063	$47,305	$3,277,233,368	$—	$3,277,233,368	$3,271,281,477	$5,951,891	$3,277,233,368	$2,989,304,811	254,177,446
Growth and Income Plus	$65,736,109	$41,308	$65,777,417	$—	$65,777,417	$65,613,676	$163,741	$65,777,417	$63,791,645	6,133,531
Balanced Income Plus	$114,275,363	$7,313	$114,282,676	$—	$114,282,676	$113,832,606	$450,070	$114,282,676	$116,366,761	7,686,098
Diversified Income Plus	$350,584,700	$874	$350,585,574	$—	$350,585,574	$349,395,973	$1,189,601	$350,585,574	$323,904,277	44,173,717
Opportunity Income Plus	$58,296,822	$—	$58,296,822	$293	$58,296,529	$58,145,998	$150,531	$58,296,529	$58,661,998	5,743,472
Partner Technology	$40,708,115	$6,083	$40,714,198	$—	$40,714,198	$40,584,477	$129,721	$40,714,198	$28,882,381	3,805,207
Partner Healthcare	$81,521,177	$7,582	$81,528,759	$—	$81,528,759	$81,427,319	$101,440	$81,528,759	$65,672,229	4,138,362
Natural Resources	$24,059,931	$40,437	$24,100,368	$—	$24,100,368	$24,015,961	$84,407	$24,100,368	$30,546,657	3,935,219
Partner Emerging Markets Equity	$37,966,727	$81,138	$38,047,865	$—	$38,047,865	$37,894,406	$153,459	$38,047,865	$37,061,225	3,143,878
Real Estate Securities	$98,583,579	$51,488	$98,635,067	$—	$98,635,067	$98,224,125	$410,942	$98,635,067	$72,655,402	4,326,896
Partner Small Cap Growth	$32,043,859	$62,201	$32,106,060	$—	$32,106,060	$31,919,817	$186,243	$32,106,060	$25,632,713	1,842,670
Partner Small Cap Value	$61,658,031	$71,489	$61,729,520	$—	$61,729,520	$61,408,566	$320,954	$61,729,520	$42,327,042	2,180,223
Small Cap Stock	$53,852,097	$—	$53,852,097	$541	$53,851,556	$53,664,042	$187,514	$53,851,556	$38,552,828	2,931,366
Small Cap Index	$85,196,484	$—	$85,196,484	$58	$85,196,426	$85,001,215	$195,211	$85,196,426	$73,914,466	4,885,540
Mid Cap Growth	$105,565,110	$66,035	$105,631,145	$—	$105,631,145	$104,952,563	$678,582	$105,631,145	$72,420,601	4,162,596
Partner Mid Cap Value	$27,263,776	$61,501	$27,325,277	$—	$27,325,277	$27,166,452	$158,825	$27,325,277	$23,263,420	1,503,230
Mid Cap Stock	$81,056,477	$1,057	$81,057,534	$—	$81,057,534	$80,727,023	$330,511	$81,057,534	$55,452,125	4,298,733
Mid Cap Index	$95,578,506	$1,259	$95,579,765	$—	$95,579,765	$95,288,348	$291,417	$95,579,765	$78,129,583	5,847,390
Partner Worldwide Allocation	$164,347,681	$80,026	$164,427,707	$—	$164,427,707	$163,926,539	$501,168	$164,427,707	$147,069,526	17,670,653
Partner All Cap	$41,452,387	$1,123	$41,453,510	$—	$41,453,510	$41,208,959	$244,551	$41,453,510	$29,475,233	2,922,455
Large Cap Growth	$183,818,658	$43,434	$183,862,092	$—	$183,862,092	$182,977,732	$884,360	$183,862,092	$112,124,272	6,545,874
Partner Growth Stock	$52,554,707	$19	$52,554,726	$—	$52,554,726	$52,422,481	$132,245	$52,554,726	$37,557,253	2,808,099
Large Cap Value	$152,317,760	$44,363	$152,362,123	$—	$152,362,123	$151,769,641	$592,482	$152,362,123	$106,833,468	9,073,393
Large Cap Stock	$156,218,624	$—	$156,218,624	$2,732	$156,215,892	$155,466,270	$749,622	$156,215,892	$115,539,457	12,671,752
Large Cap Index	$170,081,770	$2,251	$170,084,021	$—	$170,084,021	$169,351,629	$732,392	$170,084,021	$128,522,517	5,916,239
High Yield	$158,437,447	$5,124	$158,442,571	$—	$158,442,571	$157,578,887	$863,684	$158,442,571	$159,798,247	32,510,660
Income	$142,553,122	$1,264	$142,554,386	$—	$142,554,386	$142,033,408	$520,978	$142,554,386	$139,073,398	13,575,066
Bond Index	$99,429,608	$2,622	$99,432,230	$—	$99,432,230	$99,107,149	$325,081	$99,432,230	$97,621,512	9,039,796
Limited Maturity Bond	$151,887,695	$—	$151,887,695	$2,459	$151,885,236	$151,571,108	$314,128	$151,885,236	$152,587,303	15,475,216
Money Market	$86,564,845	$—	$86,564,845	$489	$86,564,356	$86,492,377	$71,979	$86,564,356	$86,564,841	86,564,841

The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Operations

For the Year Ended December 31, 2014

	Investment Income	Expenses			Realized and unrealized gain (loss) on investments
Subaccount	Dividends	Mortality & expense risk charges	Rider fee	Net investment income (loss)	Net realized gain (loss) on sale of investments	Capital gain distributions	Change in unrealized appreciation (depreciation) of investments	Net gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Aggressive Allocation	$2,466,352	$(7,338,824)	$—	$(4,872,472)	$10,313,069	$15,749,615	$4,561,517	$30,624,201	$25,751,729
Moderately Aggressive Allocation	$31,207,416	$(46,989,464)	$(16,345,738)	$(32,127,786)	$58,294,904	$97,854,228	$27,626,865	$183,775,997	$151,648,211
Moderate Allocation	$77,376,589	$(88,060,470)	$(41,942,785)	$(52,626,666)	$74,742,408	$179,114,890	$55,895,280	$309,752,578	$257,125,912
Moderately Conservative Allocation	$47,241,155	$(39,477,386)	$(13,902,929)	$(6,139,160)	$32,512,874	$65,056,324	$13,039,224	$110,608,422	$104,469,262
Growth and Income Plus	$1,517,918	$(780,477)	$—	$737,441	$553,585	$4,649,435	$(5,315,457)	$(112,437)	$625,004
Balanced Income Plus	$1,567,936	$(1,279,881)	$—	$288,055	$269,653	$17,563,174	$(13,605,289)	$4,227,538	$4,515,593
Diversified Income Plus	$9,384,090	$(4,155,957)	$—	$5,228,133	$2,409,106	$—	$966,373	$3,375,479	$8,603,612
Opportunity Income Plus	$1,499,007	$(553,194)	$—	$945,813	$26,094	$—	$(283,958)	$(257,864)	$687,949
Partner Technology	$—	$(464,881)	$—	$(464,881)	$1,431,368	$—	$2,211,069	$3,642,437	$3,177,556
Partner Healthcare	$—	$(767,934)	$—	$(767,934)	$1,175,800	$3,315,233	$7,404,924	$11,895,957	$11,128,023
Natural Resources	$123,840	$(360,364)	$—	$(236,524)	$(183,655)	$—	$(5,383,259)	$(5,566,914)	$(5,803,438)
Partner Emerging Markets Equity	$366,299	$(501,915)	$—	$(135,616)	$413,627	$—	$(1,787,754)	$(1,374,127)	$(1,509,743)
Real Estate Securities	$1,214,232	$(1,063,415)	$—	$150,817	$2,523,336	$1,457,416	$17,335,851	$21,316,603	$21,467,420
Partner Small Cap Growth	$—	$(389,993)	$—	$(389,993)	$1,552,282	$3,616,679	$(4,491,190)	$677,771	$287,778
Partner Small Cap Value	$134,840	$(764,688)	$—	$(629,848)	$3,382,084	$1,604,669	$(3,444,620)	$1,542,133	$912,285
Small Cap Stock	$115,156	$(660,392)	$—	$(545,236)	$2,244,196	$577,252	$(499,763)	$2,321,685	$1,776,449
Small Cap Index	$559,636	$(951,990)	$—	$(392,354)	$1,478,175	$5,076,903	$(2,780,822)	$3,774,256	$3,381,902
Mid Cap Growth	$215,257	$(1,272,210)	$—	$(1,056,953)	$4,819,455	$9,136,507	$(4,743,006)	$9,212,956	$8,156,003
Partner Mid Cap Value	$156,894	$(319,555)	$—	$(162,661)	$919,628	$3,232,280	$(1,179,121)	$2,972,787	$2,810,126
Mid Cap Stock	$237,110	$(951,754)	$—	$(714,644)	$4,105,212	$3,363,428	$856,323	$8,324,963	$7,610,319
Mid Cap Index	$641,217	$(1,080,151)	$—	$(438,934)	$1,741,526	$3,915,029	$1,429,812	$7,086,367	$6,647,433
Partner Worldwide Allocation	$3,495,221	$(2,133,287)	$—	$1,361,934	$3,268,680	$—	$(15,985,544)	$(12,716,864)	$(11,354,930)
Partner All Cap	$231,828	$(486,363)	$—	$(254,535)	$1,762,254	$—	$2,536,950	$4,299,204	$4,044,669
Large Cap Growth	$1,118,745	$(2,171,073)	$—	$(1,052,328)	$10,243,179	$—	$6,935,356	$17,178,535	$16,126,207
Partner Growth Stock	$—	$(632,900)	$—	$(632,900)	$2,609,844	$4,153,373	$(2,615,937)	$4,147,280	$3,514,380
Large Cap Value	$1,820,895	$(1,837,868)	$—	$(16,973)	$6,237,707	$—	$4,731,421	$10,969,128	$10,952,155
Large Cap Stock	$1,401,445	$(2,008,762)	$—	$(607,317)	$6,068,455	$—	$847,722	$6,916,177	$6,308,860
Large Cap Index	$2,012,532	$(1,816,311)	$—	$196,221	$3,625,442	$320,868	$12,490,835	$16,437,145	$16,633,366
High Yield	$9,442,944	$(2,061,627)	$—	$7,381,317	$738,874	$—	$(7,236,629)	$(6,497,755)	$883,562
Income	$5,358,527	$(1,811,519)	$—	$3,547,008	$895,778	$1,704,897	$1,294,747	$3,895,422	$7,442,430
Bond Index	$2,149,506	$(1,232,395)	$—	$917,111	$(55,512)	$—	$4,040,825	$3,985,313	$4,902,424
Limited Maturity Bond	$2,647,883	$(1,968,515)	$—	$679,368	$63,911	$—	$(108,778)	$(44,867)	$634,501
Money Market	$—	$(1,139,545)	$—	$(1,139,545)	$—	$—	$—	$—	$(1,139,545)

The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Changes of Net Assets

For the Year Ended December 31, 2014

	Increase (decrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions
Subaccount	Net investment income (loss)	Net realized gain (loss) on investments and capital gain distributions	Change in net unrealized appreciation (depreciation) on investments	Net change in net assets from operations	Proceeds from units issued	Transfers for contract benefits and terminations	Adminis trative charges	Adjust ments to annuity reserves	Transfers between subaccounts	Net change in net assets from unit transactions	Net change in net assets	Net assets beginning of year	Net assets end of year
Aggressive Allocation	$(4,872,472)	$26,062,684	$4,561,517	$25,751,729	$90,175,006	$(30,720,461)	$(107,087)	$(183)	$3,886,366	$63,233,641	$88,985,370	$520,861,373	$609,846,743
Moderately Aggressive Alloca tion	$(32,127,786)	$156,149,132	$27,626,865	$151,648,211	$488,986,537	$(145,861,900)	$(293,769)	$7,937	$17,389,001	$360,227,806	$511,876,017	$3,364,444,689	$3,876,320,706
Moderate Allocation	$(52,626,666)	$253,857,298	$55,895,280	$257,125,912	$1,235,559,233	$(278,903,932)	$(267,421)	$36,186	$186,035,488	$1,142,459,554	$1,399,585,466	$6,081,337,473	$7,480,922,939
Moderately Conservative Alloca tion	$(6,139,160)	$97,569,198	$13,039,224	$104,469,262	$415,987,718	$(141,205,583)	$(107,322)	$16,037	$(41,297,723)	$233,393,127	$337,862,389	$2,939,370,979	$3,277,233,368
Growth and Income Plus	$737,441	$5,203,020	$(5,315,457)	$625,004	$11,371,388	$(2,960,002)	$(2,064)	$43,510	$6,464,197	$14,917,029	$15,542,033	$50,235,384	$65,777,417
Balanced Income Plus	$288,055	$17,832,827	$(13,605,289)	$4,515,593	$17,793,687	$(7,301,577)	$(2,803)	$6,365	$16,516,663	$27,012,335	$31,527,928	$82,754,748	$114,282,676
Diversified Income Plus	$5,228,133	$2,409,106	$966,373	$8,603,612	$55,617,917	$(17,299,907)	$(11,993)	$29,937	$24,296,983	$62,632,937	$71,236,549	$279,349,025	$350,585,574
Opportunity Income Plus	$945,813	$26,094	$(283,958)	$687,949	$14,428,077	$(2,921,806)	$(673)	$24,029	$14,404,515	$25,934,142	$26,622,091	$31,674,438	$58,296,529
Partner Techno logy	$(464,881)	$1,431,368	$2,211,069	$3,177,556	$5,010,679	$(2,059,393)	$(1,997)	$5,770	$904,113	$3,859,172	$7,036,728	$33,677,470	$40,714,198
Partner Health care	$(767,934)	$4,491,033	$7,404,924	$11,128,023	$14,558,022	$(2,329,759)	$(3,230)	$2,447	$17,185,106	$29,412,586	$40,540,609	$40,988,150	$81,528,759
Natural Re sources	$(236,524)	$(183,655)	$(5,383,259)	$(5,803,438)	$3,528,169	$(1,036,957)	$(2,460)	$43,054	$1,334,791	$3,866,597	$(1,936,841)	$26,037,209	$24,100,368
Partner Emerging Markets Equity	$(135,616)	$413,627	$(1,787,754)	$(1,509,743)	$4,587,612	$(1,538,430)	$(2,855)	$86,210	$1,366,590	$4,499,127	$2,989,384	$35,058,481	$38,047,865
Real Estate Securi ties	$150,817	$3,980,752	$17,335,851	$21,467,420	$7,805,245	$(5,546,361)	$(4,193)	$52,622	$2,076,850	$4,384,163	$25,851,583	$72,783,484	$98,635,067
Partner Small Cap Growth	$(389,993)	$5,168,961	$(4,491,190)	$287,778	$2,564,598	$(1,694,926)	$(1,469)	$69,525	$(1,824,244)	$(886,516)	$(598,738)	$32,704,798	$32,106,060
Partner Small Cap Value	$(629,848)	$4,986,753	$(3,444,620)	$912,285	$4,882,893	$(3,501,722)	$(2,439)	$64,981	$(3,289,330)	$(1,845,617)	$(933,332)	$62,662,852	$61,729,520
Small Cap Stock	$(545,236)	$2,821,448	$(499,763)	$1,776,449	$3,065,751	$(3,442,415)	$(1,978)	$(637)	$(2,702,889)	$(3,082,168)	$(1,305,719)	$55,157,275	$53,851,556
Small Cap Index	$(392,354)	$6,555,078	$(2,780,822)	$3,381,902	$11,748,746	$(4,048,202)	$(2,475)	$(5,621)	$1,661,089	$9,353,537	$12,735,439	$72,460,987	$85,196,426
Mid Cap Growth	$(1,056,953)	$13,955,962	$(4,743,006)	$8,156,003	$6,578,565	$(7,027,180)	$(4,886)	$71,392	$(4,333,162)	$(4,715,271)	$3,440,732	$102,190,413	$105,631,145
Partner Mid Cap Value	$(162,661)	$4,151,908	$(1,179,121)	$2,810,126	$3,257,416	$(1,567,197)	$(1,336)	$61,356	$903,806	$2,654,045	$5,464,171	$21,861,106	$27,325,277
Mid Cap Stock	$(714,644)	$7,468,640	$856,323	$7,610,319	$7,222,593	$(5,030,674)	$(3,093)	$(114)	$(383,205)	$1,805,507	$9,415,826	$71,641,708	$81,057,534
Mid Cap Index	$(438,934)	$5,656,555	$1,429,812	$6,647,433	$13,521,595	$(4,415,922)	$(2,332)	$(5,234)	$2,790,373	$11,888,480	$18,535,913	$77,043,852	$95,579,765
Partner Worldwide Alloca tion	$1,361,934	$3,268,680	$(15,985,544)	$(11,354,930)	$15,616,960	$(10,514,240)	$(6,560)	$85,851	$3,344,070	$8,526,081	$(2,828,849)	$167,256,556	$164,427,707
Partner All Cap	$(254,535)	$1,762,254	$2,536,950	$4,044,669	$3,403,441	$(2,490,545)	$(1,980)	$(1,691)	$(45,518)	$863,707	$4,908,376	$36,545,134	$41,453,510
Large Cap Growth	$(1,052,328)	$10,243,179	$6,935,356	$16,126,207	$14,199,009	$(12,129,105)	$(5,362)	$80,920	$(4,218,959)	$(2,073,497)	$14,052,710	$169,809,382	$183,862,092
Partner Growth Stock	$(632,900)	$6,763,217	$(2,615,937)	$3,514,380	$3,936,548	$(3,009,919)	$(1,039)	$115	$424,202	$1,349,907	$4,864,287	$47,690,439	$52,554,726
Large Cap Value	$(16,973)	$6,237,707	$4,731,421	$10,952,155	$11,591,214	$(9,506,001)	$(4,069)	$64,774	$(4,694,500)	$(2,548,582)	$8,403,573	$143,958,550	$152,362,123
Large Cap Stock	$(607,317)	$6,068,455	$847,722	$6,308,860	$8,401,409	$(11,233,061)	$(4,155)	$(1,268)	$(8,720,218)	$(11,557,293)	$(5,248,433)	$161,464,325	$156,215,892
Large Cap Index	$196,221	$3,946,310	$12,490,835	$16,633,366	$23,654,099	$(8,406,401)	$(3,416)	$1,070	$8,137,038	$23,382,390	$40,015,756	$130,068,265	$170,084,021
High Yield	$7,381,317	$738,874	$(7,236,629)	$883,562	$17,779,335	$(9,371,277)	$(7,477)	$33,573	$(2,555,014)	$5,879,140	$6,762,702	$151,679,869	$158,442,571
Income	$3,547,008	$2,600,675	$1,294,747	$7,442,430	$10,395,792	$(9,985,074)	$(6,150)	$15,248	$(10,232,252)	$(9,812,436)	$(2,370,006)	$144,924,392	$142,554,386
Bond Index	$917,111	$(55,512)	$4,040,825	$4,902,424	$7,708,774	$(6,745,428)	$(4,107)	$4,524	$(4,288,597)	$(3,324,834)	$1,577,590	$97,854,640	$99,432,230
Limited Maturity Bond	$679,368	$63,911	$(108,778)	$634,501	$19,738,609	$(13,301,152)	$(5,251)	$27,896	$(16,318,195)	$(9,858,093)	$(9,223,592)	$161,108,828	$151,885,236
Money Market	$(1,139,545)	$—	$—	$(1,139,545)	$51,939,801	$(13,434,977)	$(5,081)	$37	$(49,907,804)	$(11,408,024)	$(12,547,569)	$99,111,925	$86,564,356

The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Changes of Net Assets

For the Year Ended December 31, 2013

	Increase (decrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions
Subaccount	Net investment income (loss)	Net realized gain (loss) on investments and capital gain distributions	Change in net unrealized appreciation (depreciation) on investments	Net change in net assets from operations	Proceeds from units issued	Transfers for contract benefits and terminations	Adminis trative charges	Adjust ments to annuity reserves	Transfers between subaccounts	Net change in net assets from unit transactions	Net change in net assets	Net assets beginning of year	Net assets end of year
Aggressive Allocation	$(348,583)	$14,313,835	$86,048,524	$100,013,776	$62,129,254	$(21,114,773)	$(107,386)	$1,063	$(1,360,397)	$39,547,761	$139,561,537	$381,299,838	$520,861,375
Moderately Aggressive Alloca tion	$(6,601,589)	$94,906,679	$402,201,031	$490,506,121	$611,995,200	$(110,120,175)	$(285,435)	$12,263	$41,557,319	$543,159,172	$1,033,665,293	$2,330,779,395	$3,364,444,688
Moderate Allocation	$(12,107,020)	$146,908,941	$503,708,229	$638,510,150	$1,169,415,374	$(195,677,064)	$(249,405)	$31,363	$119,532,977	$1,093,053,245	$1,731,563,395	$4,349,774,078	$6,081,337,473
Moderately Conservative Alloca tion	$(5,664,146)	$74,097,345	$122,024,444	$190,457,643	$374,307,682	$(110,285,379)	$(95,587)	$12,927	$(21,865,356)	$242,074,287	$432,531,930	$2,506,839,049	$2,939,370,979
Growth and Income Plus	$210,747	$533,693	$5,355,452	$6,099,892	$8,002,293	$(1,699,501)	$(1,319)	$(1,570)	$13,283,198	$19,583,101	$25,682,993	$24,552,392	$50,235,385
Balanced Income Plus	$358,778	$3,219,139	$7,047,952	$10,625,869	$6,038,398	$(5,076,998)	$(2,063)	$605	$9,676,491	$10,636,433	$21,262,302	$61,492,446	$82,754,748
Diversified Income Plus	$2,541,897	$1,693,876	$15,763,437	$19,999,210	$58,198,587	$(10,678,002)	$(8,234)	$(25,882)	$46,043,430	$93,529,899	$113,529,109	$165,819,914	$279,349,023
Opportunity Income Plus	$382,405	$321,972	$(1,483,570)	$(779,193)	$4,609,170	$(2,644,031)	$(609)	$(23,713)	$1,901,358	$3,842,175	$3,062,982	$28,611,459	$31,674,441
Partner Techno logy	$(355,024)	$832,276	$6,528,169	$7,005,421	$2,862,465	$(1,403,877)	$(1,788)	$136	$1,336,256	$2,793,192	$9,798,613	$23,878,857	$33,677,470
Partner Health care	$(290,460)	$1,748,021	$5,628,685	$7,086,246	$7,399,525	$(1,204,455)	$(2,235)	$5,193	$9,352,699	$15,550,727	$22,636,973	$18,351,177	$40,988,150
Natural Re sources	$(157,900)	$(379,516)	$2,453,020	$1,915,604	$2,932,150	$(1,159,618)	$(2,323)	$(2,551)	$(535,914)	$1,231,744	$3,147,348	$22,889,860	$26,037,208
Partner Emerging Markets Equity	$(93,601)	$777,987	$(3,805,604)	$(3,121,218)	$6,489,845	$(2,028,244)	$(2,552)	$(4,983)	$3,374,628	$7,828,694	$4,707,476	$30,351,005	$35,058,481
Real Estate Securi ties	$123,992	$2,302,763	$(2,015,046)	$411,709	$8,453,357	$(4,898,849)	$(3,945)	$(1,240)	$(1,883,609)	$1,665,714	$2,077,423	$70,706,061	$72,783,484
Partner Small Cap Growth	$(332,418)	$1,890,749	$7,198,594	$8,756,925	$3,138,571	$(1,474,397)	$(1,254)	$(7,634)	$446,014	$2,101,300	$10,858,225	$21,846,574	$32,704,799
Partner Small Cap Value	$318,834	$3,492,403	$12,226,448	$16,037,685	$4,663,062	$(3,250,904)	$(2,460)	$5,889	$(237,414)	$1,178,173	$17,215,858	$45,446,994	$62,662,852
Small Cap Stock	$(444,691)	$1,678,689	$13,336,706	$14,570,704	$2,257,104	$(3,549,799)	$(2,223)	$878	$(2,881,024)	$(4,175,064)	$10,395,640	$44,761,636	$55,157,276
Small Cap Index	$(24,130)	$3,140,707	$16,116,288	$19,232,865	$6,359,239	$(3,233,108)	$(2,007)	$5,237	$3,456,884	$6,586,245	$25,819,110	$46,641,876	$72,460,986
Mid Cap Growth	$(859,007)	$4,637,349	$19,607,005	$23,385,347	$5,351,374	$(6,158,327)	$(4,825)	$(5,844)	$(4,601,344)	$(5,418,966)	$17,966,381	$84,224,031	$102,190,412
Partner Mid Cap Value	$(65,048)	$1,598,352	$2,984,736	$4,518,040	$2,997,598	$(910,606)	$(1,132)	$65	$2,320,885	$4,406,810	$8,924,850	$12,936,256	$21,861,106
Mid Cap Stock	$(575,823)	$3,415,153	$15,876,490	$18,715,820	$3,110,639	$(4,000,981)	$(3,243)	$889	$(4,062,437)	$(4,955,133)	$13,760,687	$57,881,022	$71,641,709
Mid Cap Index	$(239,371)	$3,185,071	$13,917,931	$16,863,631	$8,495,977	$(3,828,908)	$(1,896)	$5,704	$5,524,330	$10,195,207	$27,058,838	$49,985,014	$77,043,852
Partner Worldwide Alloca tion	$(1,884,159)	$2,965,375	$20,425,988	$21,507,204	$11,090,226	$(10,525,512)	$(6,845)	$(4,419)	$(87,438)	$466,012	$21,973,216	$145,283,339	$167,256,555
Partner All Cap	$(170,880)	$1,040,289	$7,903,527	$8,772,936	$1,789,071	$(1,780,876)	$(2,062)	$(13,564)	$(852,603)	$(860,034)	$7,912,902	$28,632,232	$36,545,134
Large Cap Growth	$(875,081)	$7,060,264	$37,946,538	$44,131,721	$9,257,163	$(9,876,338)	$(5,212)	$(33,686)	$(5,543,584)	$(6,201,657)	$37,930,064	$131,879,319	$169,809,383
Partner Growth Stock	$(502,722)	$2,090,678	$11,419,656	$13,007,612	$2,795,394	$(2,664,938)	$(998)	$(64)	$(791,964)	$(662,570)	$12,345,042	$35,345,396	$47,690,438
Large Cap Value	$290,833	$4,253,050	$27,975,894	$32,519,777	$10,737,767	$(7,720,134)	$(4,159)	$(21,475)	$2,402,048	$5,394,047	$37,913,824	$106,044,726	$143,958,550
Large Cap Stock	$(228,343)	$3,685,301	$30,068,960	$33,525,918	$5,474,002	$(9,102,429)	$(3,119)	$(1,126)	$15,094,955	$11,462,283	$44,988,201	$116,476,124	$161,464,325
Large Cap Index	$423,841	$3,133,104	$24,497,186	$28,054,131	$11,601,449	$(6,830,277)	$(2,755)	$760	$8,780,844	$13,550,021	$41,604,152	$88,464,113	$130,068,265
High Yield	$7,497,998	$1,186,171	$(844,869)	$7,839,300	$22,559,608	$(10,074,456)	$(5,983)	$(23,536)	$(7,149,706)	$5,305,927	$13,145,227	$138,534,643	$151,679,870
Income	$4,015,959	$1,720,449	$(8,371,399)	$(2,634,991)	$16,139,478	$(12,351,238)	$(5,874)	$(15,085)	$(26,935,302)	$(23,168,021)	$(25,803,012)	$170,727,405	$144,924,393
Bond Index	$736,872	$3,725,345	$(8,783,755)	$(4,321,538)	$9,583,981	$(7,958,690)	$(4,075)	$(3,557)	$(19,648,605)	$(18,030,946)	$(22,352,484)	$120,207,122	$97,854,638
Limited Maturity Bond	$409,073	$208,780	$(2,080,636)	$(1,462,783)	$28,515,775	$(16,590,307)	$(5,744)	$(26,453)	$(29,699,120)	$(17,805,849)	$(19,268,632)	$180,377,461	$161,108,829
Money Market	$(1,198,418)	$—	$—	$(1,198,418)	$59,053,946	$(16,431,684)	$(5,647)	$9	$(37,479,639)	$5,136,985	$3,938,567	$95,173,361	$99,111,928

The accompanying notes are an integral part of these financial statements.

Thrivent Variable Annuity Account I

Notes to Financial Statements

December 31, 2014

(1) ORGANIZATION

The Thrivent Variable Annuity Account I (the Variable Account), is registered as a unit investment trust under the Investment Company Act of 1940, and is a separate account of Thrivent Financial for Lutherans (Thrivent Financial). The Variable Account, which commenced operations on October 31, 2002, contains 33 subaccounts, each of which invests in a corresponding portfolio of the Thrivent Series Fund, Inc. (each a Fund and collectively the Funds), as follows:

Subaccount	Series
Aggressive Allocation	Thrivent Series Fund, Inc. — Aggressive Allocation Portfolio
Moderately Aggressive Allocation	Thrivent Series Fund, Inc. — Moderately Aggressive Allocation Portfolio
Moderate Allocation	Thrivent Series Fund, Inc. — Moderate Allocation Portfolio
Moderately Conservative Allocation	Thrivent Series Fund, Inc. — Moderately Conservative Allocation Portfolio
Growth and Income Plus (d)	Thrivent Series Fund, Inc. — Growth and Income Plus Portfolio
Balanced Income Plus (e)	Thrivent Series Fund, Inc. — Balanced Income Plus Portfolio
Diversified Income Plus (j)	Thrivent Series Fund, Inc. — Diversified Income Plus Portfolio
Opportunity Income Plus (f)	Thrivent Series Fund, Inc. — Opportunity Income Plus Portfolio
Partner Technology	Thrivent Series Fund, Inc. — Partner Technology Portfolio
Partner Healthcare	Thrivent Series Fund, Inc. — Partner Healthcare Portfolio
Natural Resources (l)	Thrivent Series Fund, Inc. — Natural Resources Portfolio
Partner Emerging Markets Equity (m)	Thrivent Series Fund, Inc. — Partner Emerging Markets Equity Portfolio
Real Estate Securities	Thrivent Series Fund, Inc. — Real Estate Securities Portfolio
Partner Small Cap Growth	Thrivent Series Fund, Inc. — Partner Small Cap Growth Portfolio
Partner Small Cap Value	Thrivent Series Fund, Inc. — Partner Small Cap Value Portfolio
Small Cap Stock	Thrivent Series Fund, Inc. — Small Cap Stock Portfolio
Small Cap Index	Thrivent Series Fund, Inc. — Small Cap Index Portfolio
Mid Cap Growth (g)	Thrivent Series Fund, Inc. — Mid Cap Growth Portfolio
Partner Mid Cap Value	Thrivent Series Fund, Inc. — Partner Mid Cap Value Portfolio
Mid Cap Stock	Thrivent Series Fund, Inc. — Mid Cap Stock Portfolio
Mid Cap Index	Thrivent Series Fund, Inc. — Mid Cap Index Portfolio
Partner Worldwide Allocation (h)	Thrivent Series Fund, Inc. — Partner Worldwide Allocation Portfolio
Partner All Cap	Thrivent Series Fund, Inc. — Partner All Cap Portfolio
Large Cap Growth (i)	Thrivent Series Fund, Inc. — Large Cap Growth Portfolio
Partner Growth Stock	Thrivent Series Fund, Inc. — Partner Growth Stock Portfolio
Large Cap Value	Thrivent Series Fund, Inc. — Large Cap Value Portfolio
Large Cap Stock (a, b, c)	Thrivent Series Fund, Inc. — Large Cap Stock Portfolio
Large Cap Index	Thrivent Series Fund, Inc. — Large Cap Index Portfolio
High Yield	Thrivent Series Fund, Inc. — High Yield Portfolio
Income (k)	Thrivent Series Fund, Inc. — Income Portfolio
Bond Index	Thrivent Series Fund, Inc. — Bond Index Portfolio
Limited Maturity Bond	Thrivent Series Fund, Inc. — Limited Maturity Bond Portfolio
Money Market	Thrivent Series Fund, Inc. — Money Market Portfolio

(a)	Partner All Cap Value Portfolio merged into the Large Cap Stock Portfolio as of August 16, 2013.
(b)	Partner All Cap Growth Portfolio merged into the Large Cap Stock Portfolio as of August 16, 2013.

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(1) ORGANIZATION - continued

(c)	Partner Socially Responsible Stock Portfolio merged into the Large Cap Stock Portfolio as of August 16, 2013.
(d)	Formerly known as Equity Income Plus, name change effective August 16, 2013.
(e)	Formerly known as Balanced, name change effective August 16, 2013.
(f)	Formerly known as Mortgage Securities, name change effective August 16, 2013.
(g)	Mid Cap Growth Portfolio II merged into the Mid Cap Growth Portfolio as of July 27, 2012.
(h)	Partner International Stock Portfolio merged into the Partner Worldwide Allocation Portfolio as of July 27, 2012.
(i)	Large Cap Growth Portfolio II merged into the Large Cap Growth Portfolio as of July 27, 2012.
(j)	Partner Utilities Portfolio merged into the Diversified Income Plus Portfolio as of July 27, 2012.
(k)	Partner Socially Responsible Bond Portfolio merged into the Income Portfolio as of July 27, 2012.
(l)	Formerly known as Partner Natural Resources, name change effective July 27, 2012.
(m)	Formerly Partner Emerging Markets, name change effective July 27, 2012.

The Funds are registered under the Investment Company Act of 1940 as diversified open-end investment companies. The Funds are managed by Thrivent Investment Management, Inc. which is an affiliate of Thrivent Financial.

The Variable Account is used to fund flexible premium deferred variable annuity contracts issued by Thrivent Financial. Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the other assets and liabilities of Thrivent Financial. The assets of the Variable Account will not be charged with any liabilities arising out of any other business conducted by the insurance operations of Thrivent Financial.

A fixed account investment option is available for contract owners of the flexible premium deferred variable annuity. Assets of the fixed account are combined with the general assets of Thrivent Financial and invested by Thrivent Financial as allowed by applicable law. Accordingly, the fixed account assets are not included in the Variable Account financial statements.

(2) SIGNIFICANT ACCOUNTING POLICIES

The Variable Account applies the accounting and reporting guidance for investment companies as outlined in Accounting Standards Codification (ASC) 946.

Valuation of Investments

The investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Fund. The cost of shares sold and redeemed is determined on the average cost method. Dividend distributions received from the Fund are reinvested in additional shares of the Fund and recorded as income by the subaccount on the ex-dividend date. Series Fund shares owned represent the number of shares of the Fund owned by the subaccount.

Federal Income Taxes

Thrivent Financial qualifies as a tax-exempt organization under the Internal Revenue Code. Accordingly, no provision for income taxes has been charged against the Variable Account. Thrivent Financial reserves the right to charge for taxes in the future should Thrivent Financial’s tax status change.

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(2) SIGNIFICANT ACCOUNTING POLICIES - continued

Annuity Reserves

Annuity reserves, represented as reserves for contracts in annuity payout period in the statement of assets and liabilities, are computed for currently payable contracts according to the 2000 IAM mortality table. The reserve rate is the maximum Single Premium Immediate Annuity (SPIA) valuation interest rate. Changes to annuity reserves are based on actual mortality and risk experience. If the reserves required are less than the original estimated reserve amount held in the Variable Account, the excess is reimbursed to Thrivent Financial. If additional reserves are required, Thrivent Financial reimburses the Variable Account.

Death Claims

Amounts payable under the contract for death benefits remain invested in the separate accounts until the beneficiaries provide instructions to disburse the benefits.

Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Fair Value of Financial Instruments

In estimating the fair values for financial instruments carried at fair value, the amount of observable and unobservable inputs used to determine fair value are taken into consideration. Each of the financial instruments have been classified into one of three categories based on that evaluation:

Level 1:	Fair value based on quoted prices for identical assets in active markets that are accessible.
Level 2:	Fair value based on quoted prices for similar instruments in active markets that are accessible; quoted prices for identical or similar instruments in markets that are not active; or model-derived valuations where the significant value driver inputs are observable.
Level 3:	Fair value based on significant value driver inputs that are not observable.

The fair values for the subaccount’s investments are based on the quoted daily net asset values of the Funds in which the subaccounts are invested. These investments have been categorized as Level 2 assets.

Subsequent Events

Management has evaluated Variable Account related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Variable Account’s financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Variable Account’s financial statements.

(3) EXPENSE CHARGES

Proceeds received by the Variable Account from units issued represent gross contract premiums received by Thrivent Financial. No charge for sales distribution expense is deducted from premiums received.

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(3) EXPENSE CHARGES - continued

A surrender charge is deducted from the accumulated value of the contract to compensate Thrivent Financial if a contract is surrendered in whole or in part during the first seven years the contract is in force. The surrender charge is 6% during the first contract year for the 2002 series and 7% for the 2005 series. This charge decreases by 1% each subsequent contract year. For purposes of the surrender charge calculation, up to 10% of a contract’s accumulated value may be excluded from the calculation each year. This charge is deducted by redeeming units of the subaccounts of the Variable Account.

A daily charge is deducted from the value of the net assets of the Variable Account to compensate Thrivent Financial for mortality and expense risks assumed in connection with the contract and is equivalent to an annual rate of 1.10% - 2.50% of the average daily net assets of the Variable Account depending on the death benefit option of the contract as shown below. A contract pending payout due to a death claim is charged based on the average daily net assets of the Variable Account and is equal to annual rate of 0.95%. An administrative charge equivalent to an annual rate of 0.75% is charged for contracts that have the return protection allocation (RPA) benefit.

Mortality and Expense Risk Charge 2002 Series	Current	Maximum
With Basic Death Benefit only	1.10%	1.25%
With Maximum Anniversary Death Benefit (MADB)	1.20	1.35
With Premium Accumulation Death Benefit (PADB)	1.35	1.50
With Earnings Addition Death Benefit (EADB)	1.30	1.45
With MADB and PADB	1.40	1.55
With MADB and EADB	1.35	1.50
With PADB and EADB	1.50	1.65
With MADB, PADB and EADB	1.55	1.70
With Basic Death Benefit only & Return Protection Allocation (RPA)	1.85	2.00
With MADB and RPA	1.95	2.10

Mortality and Expense Risk Charge 2005 Series	Years 1-7	After 7 years
With Basic Death Benefit only	1.25%	1.15%
With MADB	1.45	1.35
With PADB	1.65	1.55
With EADB	1.50	1.40
With MADB and PADB	1.75	1.65
With MADB and EADB	1.60	1.50
With PADB and EADB	1.80	1.70
With MADB, PADB and EADB	1.90	1.80
With Basic Death Benefit only & RPA	2.00	1.90
With MADB and RPA	2.20	2.10
With GLWB	2.00-2.50	1.90-2.40

Additionally, during the year ended December 31, 2014, management fees were paid indirectly to Thrivent Financial in its capacity as advisor to the Fund. Additional details of these net asset based charges paid by the Funds can be found in the Fund’s annual report.

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(4) UNIT ACTIVITY

Transactions (including transfers among subaccounts) for accumulation and death claim units were as follows:

Subaccount	Units Outstanding at January 1, 2013	Units Issued	Units Issued as a result of merger	Units Redeemed	Units Outstanding at December 31, 2013	Units Issued	Units Redeemed	Units Outstanding at December 31, 2014
Aggressive Allocation	28,536,780	10,845,817		(8,370,600)	31,011,997	10,632,590	(6,973,701)	34,670,886
Moderately Aggressive Allocation	187,251,822	88,524,795		(42,162,034)	233,614,583	68,617,148	(44,391,983)	257,839,748
Moderate Allocation	350,338,637	157,057,264		(63,787,759)	443,608,142	174,334,026	(83,160,205)	534,781,963
Moderately Conservative Allocation	198,522,222	55,318,125		(35,100,967)	218,739,380	59,481,590	(40,375,959)	237,845,011
Growth and Income Plus	2,467,375	2,456,749		(697,150)	4,226,974	2,420,292	(1,163,715)	5,483,551
Balanced Income Plus	3,909,310	1,488,986		(753,828)	4,644,468	2,758,128	(1,059,908)	6,342,688
Diversified Income Plus	10,143,533	8,655,530		(2,901,409)	15,897,654	7,464,747	(3,837,080)	19,525,321
Opportunity Income Plus	2,056,785	1,062,080		(762,271)	2,356,594	3,030,126	(1,095,731)	4,290,989
Partner Technology	1,548,753	610,265		(396,248)	1,762,770	665,125	(429,990)	1,997,905
Partner Healthcare	1,361,915	1,423,821		(434,500)	2,351,236	2,090,245	(625,083)	3,816,398
Natural Resources	3,002,707	999,338		(843,102)	3,158,943	1,261,386	(796,156)	3,624,173
Partner Emerging Markets Equity	2,286,598	1,463,083		(860,593)	2,889,088	1,055,196	(702,087)	3,242,197
Real Estate Securities	3,366,579	1,312,075		(1,138,141)	3,540,513	1,163,845	(851,796)	3,852,562
Partner Small Cap Growth	1,294,513	497,235		(371,105)	1,420,643	388,348	(416,482)	1,392,509
Partner Small Cap Value	2,142,753	753,975		(636,604)	2,260,124	569,809	(608,444)	2,221,489
Small Cap Stock	2,642,027	533,761		(715,243)	2,460,545	424,853	(540,555)	2,344,843
Small Cap Index	2,296,256	1,005,808		(607,029)	2,695,035	1,133,489	(639,826)	3,188,698
Mid Cap Growth	4,006,256	765,778		(960,329)	3,811,705	680,158	(825,776)	3,666,087
Partner Mid Cap Value	873,586	567,910		(315,682)	1,125,814	462,941	(338,980)	1,249,775
Mid Cap Stock	3,138,759	712,048		(923,090)	2,927,717	835,011	(682,543)	3,080,185
Mid Cap Index	2,425,208	1,226,502		(640,178)	3,011,532	1,201,203	(604,526)	3,608,209
Partner Worldwide Allocation	16,201,447	3,538,512		(3,508,706)	16,231,253	3,981,439	(3,145,745)	17,066,947
Partner All Cap	1,729,562	441,255		(475,980)	1,694,837	483,697	(421,013)	1,757,521
Large Cap Growth	8,536,875	1,768,894		(2,055,292)	8,250,477	1,793,512	(1,785,172)	8,258,817

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(4) UNIT ACTIVITY - continued

Subaccount	Units Outstanding at January 1, 2013	Units Issued	Units Issued as a result of merger	Units Redeemed	Units Outstanding at December 31, 2013	Units Issued	Units Redeemed	Units Outstanding at December 31, 2014
Partner Growth Stock	2,085,513	556,514		(569,903)	2,072,124	637,814	(540,903)	2,169,035
Large Cap Value	6,841,035	2,282,319		(1,795,948)	7,327,406	1,667,659	(1,695,564)	7,299,501
Large Cap Stock	8,537,767	1,124,104	1,660,437	(1,857,234)	9,465,074	1,172,438	(1,793,086)	8,844,426
Large Cap Index	5,647,281	2,251,982		(1,301,885)	6,597,378	2,688,683	(1,293,884)	7,992,177
High Yield	6,996,338	2,915,811		(2,498,647)	7,413,502	2,202,388	(1,822,775)	7,793,115
Income	11,244,220	2,989,822		(4,543,386)	9,690,656	2,074,078	(2,696,881)	9,067,853
Bond Index	8,619,607	2,206,455		(3,560,340)	7,265,722	1,632,972	(1,870,269)	7,028,425
Limited Maturity Bond	14,912,313	5,582,636		(7,065,681)	13,429,268	4,516,517	(5,338,598)	12,607,187
Money Market	90,319,571	124,540,353		(119,545,075)	95,314,849	101,940,789	(112,927,881)	84,327,757

(5) PURCHASES AND SALES OF INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments in the Funds for the year ended December 31, 2014 were as follows:

Subaccount	Purchases	Sales
Aggressive Allocation	$132,247,047	$58,136,080
Moderately Aggressive Allocation	758,798,272	332,851,960
Moderate Allocation	1,817,176,615	548,265,023
Moderately Conservative Allocation	627,375,896	335,081,642
Growth and Income Plus	29,544,646	9,284,251
Balanced Income Plus	58,355,327	13,498,129
Diversified Income Plus	97,669,074	29,837,941
Opportunity Income Plus	37,570,025	10,714,099
Partner Technology	8,836,051	5,447,530
Partner Healthcare	38,033,831	6,076,392
Natural Resources	7,951,119	4,364,100
Partner Emerging Markets Equity	9,764,336	5,487,036
Real Estate Securities	18,960,690	13,020,916
Partner Small Cap Growth	9,513,291	7,242,647
Partner Small Cap Value	10,597,583	11,533,360
Small Cap Stock	6,158,373	9,207,888
Small Cap Index	24,866,928	10,823,221
Mid Cap Growth	19,894,775	16,601,884
Partner Mid Cap Value	10,997,120	5,334,812
Mid Cap Stock	17,300,212	12,845,807
Mid Cap Index	25,108,264	9,738,455
Partner Worldwide Allocation	28,973,911	19,171,746
Partner All Cap	7,691,797	7,080,934

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(5) PURCHASES AND SALES OF INVESTMENTS - continued

Subaccount	Purchases	Sales
Large Cap Growth	$23,869,446	$27,076,191
Partner Growth Stock	14,454,944	9,584,679
Large Cap Value	20,482,682	23,113,011
Large Cap Stock	12,930,893	25,094,235
Large Cap Index	39,805,929	15,907,520
High Yield	36,956,727	23,729,844
Income	26,275,283	30,851,062
Bond Index	17,692,518	20,104,765
Limited Maturity Bond	38,210,743	47,417,364
Money Market	72,468,814	85,016,420

(6) FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2014, except as indicated in Note 1, follows:

Subaccount	2014	2013	2012	2011	2010

Aggressive Allocation
Units (a)	34,705,838	31,011,997	28,536,780	28,717,384	27,870,960
Unit value	$16.91-$16.58	$16.10-$15.94	$12.79-$12.78	$12.24-$11.61	$12.89-$12.31
Net assets	$609,846,743	$520,861,375	$381,299,838	$346,218,073	$354,610,757
Ratio of expenses to net assets (b)	0.95-1.90%	0.95-1.90%	0.95-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (c)	0.44%	1.24%	0.62%	1.30%	1.48%
Total return (d)	4.03-5.02%	24.66-25.85%	10.13-11.18%	(5.73)-(4.98)%	15.32-16.24%

Moderately Aggressive Allocation
Units (a)	258,138,864	233,614,583	187,251,822	173,691,339	148,464,671
Unit value	$16.55-$11.68	$15.75-$11.29	$13.11-$9.54	$12.31-$11.55	$12.81-$12.16
Net assets	$3,876,320,706	$3,364,444,688	$2,330,779,395	$1,976,443,440	$1,781,520,249
Ratio of expenses to net assets (b)	0.95-2.50%	0.95-2.50%	0.95-2.50%	1.10-2.20%	1.10-2.20%
Investment income ratio (c)	0.85%	1.47%	1.18%	1.97%	2.28%
Total return (d)	3.43-5.05%	18.34-20.15%	10.06-11.79%	(4.97)-(3.92)%	12.73-14.17%

Moderate Allocation
Units (a)	535,273,466	443,608,142	350,338,637	278,363,771	217,151,026
Unit value	$16.03-$12.09	$15.29-$14.50	$13.41-$12.87	$12.55-$11.78	$12.82-$12.17
Net assets	$7,480,922,939	$6,081,337,473	$4,349,774,078	$3,194,880,560	$2,590,110,747
Ratio of expenses to net assets (b)	0.95-2.50%	0.95-2.20%	0.95-2.20%	1.10-2.20%	1.10-2.20%
Investment income ratio (c)	1.12%	1.51%	1.55%	2.21%	2.52%
Total return (d)	3.42-4.88%	12.61-14.03%	9.28-10.66%	(3.18)-(2.11)%	11.47-12.44%

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(6) FINANCIAL HIGHLIGHTS - continued

Subaccount	2014	2013	2012	2011	2010

Moderately Conservative Allocation
Units (a)	238,237,660	218,739,380	198,522,222	140,750,673	99,591,432
Unit value	$14.96-$13.85	$14.34-$13.45	$13.28-$12.61	$12.53-$11.76	$12.65-$12.00
Net assets	$3,277,233,368	$2,939,370,979	$2,506,839,049	$1,664,564,088	$1,201,070,391
Ratio of expenses to net assets (b)	0.95-2.20%	0.95-2.20%	0.95-2.20%	1.10-2.20%	1.10-2.20%
Investment income ratio (c)	1.54%	1.51%	1.57%	2.13%	2.39%
Total return (d)	3.03-4.32%	6.65-7.99%	7.20-8.55%	(1.98)-(.90)%	9.33-10.19%

Growth and Income Plus
Units (a)	5,493,739	4,226,974	2,467,375	2,227,341	1,068,035
Unit value	$12.26-$11.51	$12.11-$11.47	$10.08-$9.65	$8.95-$8.69	$9.27-$9.08
Net assets	$65,777,417	$50,235,385	$24,552,392	$19,830,108	$9,891,985
Ratio of expenses to net assets (b)	0.95-1.90%	0.95-1.90%	0.95-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (c)	2.55%	1.90%	1.50%	0.28%	3.78%
Total return (d)	0.29-1.24%	18.96-20.09%	11.02-12.09%	(4.29)-(3.52)%	14.05-14.96%

Balanced Income Plus
Units (a)	6,364,897	4,644,468	3,909,310	4,093,198	4,529,502
Unit value	$16.60-$15.53	$15.80-$14.92	$13.53-$12.89	$14.92-$11.69	$14.48-$11.44
Net assets	$114,282,676	$82,754,748	$61,492,446	$58,429,889	$63,241,227
Ratio of expenses to net assets (b)	0.95-1.90%	0.95-1.90%	0.95-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (c)	1.57%	1.77%	2.14%	2.26%	2.60%
Total return (d)	4.08-5.07%	15.73-16.83%	10.30-11.35%	2.22-3.04%	11.16-12.06%

Diversified Income Plus
Units (a)	19,575,417	15,897,654	10,143,533	5,010,813	4,081,227
Unit value	$16.92-$15.99	$16.38-$15.63	$14.88-$14.33	$18.82-$12.76	$18.60-$12.71
Net assets	$350,585,574	$279,349,023	$165,819,914	$75,838,965	$63,627,117
Ratio of expenses to net assets (b)	0.95-1.90%	0.95-1.90%	0.95-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (c)	2.95%	2.42%	3.30%	5.11%	4.91%
Total return (d)	2.31-3.29%	9.08-10.12%	12.33-13.40%	.39-1.20%	13.67-14.58%

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(6) FINANCIAL HIGHLIGHTS - continued

Subaccount	2014	2013	2012	2011	2010

Opportunity Income Plus
Units (a)	4,301,771	2,356,594	2,056,785	1,817,342	1,906,403
Unit value	$13.81-$12.63	$13.47-$12.44	$13.79-$12.85	$13.60-$12.36	$13.16-$12.05
Net assets	$58,296,529	$31,674,441	$28,611,459	$24,251,532	$24,665,991
Ratio of expenses to net assets (b)	0.95-1.90%	0.95-1.90%	0.95-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (c)	3.45%	2.56%	1.55%	2.88%	3.43%
Total return (d)	1.54-2.51%	(3.24)-(2.32)%	3.99-4.99%	2.56-3.38%	9.99-10.87%

Partner Technology
Units (a)	2,002,883	1,762,770	1,548,753	1,499,166	1,507,182
Unit value	$16.87-$17.16	$15.42-$15.84	$12.07-$12.51	$15.15-$10.53	$17.57-$12.31
Net assets	$40,714,198	$33,677,470	$23,878,857	$19,664,303	$23,443,338
Ratio of expenses to net assets (b)	0.95-1.90%	0.95-1.90%	0.95-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (c)	0.00%	0.00%	0.00%	0.00%	0.00%
Total return (d)	8.37-9.41%	26.58-27.79%	18.79-19.93%	(14.47)-(13.78)%	22.65-23.63%

Partner Healthcare
Units (a)	3,820,778	2,351,236	1,361,915	1,108,293	989,535
Unit value	$21.86-$20.52	$17.77-$16.84	$13.68-$13.09	$11.38-$11.05	$11.96-$11.71
Net assets	$81,528,759	$40,988,150	$18,351,177	$12,528,102	$11,787,917
Ratio of expenses to net assets (b)	0.95-1.90%	0.95-1.90%	0.95-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (c)	0.00%	0.32%	0.26%	0.00%	0.15%
Total return (d)	21.89-23.06%	28.63-29.85%	18.40-19.53%	(5.60)-(4.84)%	9.04-9.92%

Natural Resources
Units (a)	3,630,783	3,158,943	3,002,707	2,716,159	2,044,658
Unit value	$6.79-$6.37	$8.40-$7.96	$7.74-$7.40	$8.02-$7.79	$9.30-$9.11
Net assets	$24,100,368	$26,037,208	$22,889,860	$21,663,668	$18,981,377
Ratio of expenses to net assets (b)	0.95-1.90%	0.95-1.90%	0.95-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (c)	0.45%	0.67%	0.25%	0.07%	0.08%
Total return (d)	(19.93)-(19.16)%	7.49-8.52%	(4.98)-(4.07)%	(14.48)-(13.79)%	14.14-15.06%

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(6) FINANCIAL HIGHLIGHTS - continued

Subaccount	2014	2013	2012	2011	2010

Partner Emerging Markets Equity
Units (a)	3,248,356	2,889,088	2,286,598	2,000,691	1,823,744
Unit value	$11.98-$11.24	$12.38-$11.73	$13.49-$12.90	$10.75-$10.44	$12.19-$11.93
Net assets	$38,047,865	$35,058,481	$30,351,005	$21,366,789	$22,136,378
Ratio of expenses to net assets (b)	0.95-1.90%	0.95-1.90%	0.95-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (c)	0.96%	1.04%	0.54%	1.07%	0.00%
Total return (d)	(4.13)-(3.21)%	(9.09)-(8.22)%	23.59-24.78%	(12.50)-(11.80)%	24.94-25.94%

Real Estate Securities
Units (a)	3,863,154	3,540,513	3,366,579	3,402,612	3,787,219
Unit value	$19.19-$19.03	$14.81-$14.83	$14.63-$14.79	$22.72-$12.83	$21.11-$12.01
Net assets	$98,635,067	$72,783,484	$70,706,061	$63,511,885	$67,281,509
Ratio of expenses to net assets (b)	0.95-1.90%	0.95-1.90%	0.95-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (c)	1.43%	1.43%	3.66%	0.00%	2.75%
Total return (d)	28.36-29.59%	0.26-1.22%	15.32-16.42%	6.79-7.64%	25.16-26.17%

Partner Small Cap Growth
Units (a)	1,396,989	1,420,643	1,294,513	1,441,799	1,487,273
Unit value	$18.03-$18.63	$17.79-$18.56	$12.68-$13.36	$18.01-$12.19	$18.94-$12.92
Net assets	$32,106,060	$32,704,799	$21,846,574	$22,161,101	$24,570,793
Ratio of expenses to net assets (b)	0.95-1.90%	0.95-1.90%	0.95-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (c)	0.00%	0.00%	0.00%	0.00%	0.00%
Total return (d)	0.38-1.34%	38.97-40.30%	9.57-10.63%	(5.65)-(4.90)%	26.44-27.46%

Partner Small Cap Value
Units (a)	2,228,639	2,260,124	2,142,753	2,385,921	2,658,202
Unit value	$21.10-$21.23	$20.71-$21.03	$15.28-$15.67	$22.81-$13.97	$23.53-$14.53
Net assets	$61,729,520	$62,662,852	$45,446,994	$45,334,424	$52,599,139
Ratio of expenses to net assets (b)	0.95-1.90%	0.95-1.90%	0.95-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (c)	0.22%	1.86%	0.66%	0.22%	0.99%
Total return (d)	0.94-1.91%	34.19-35.47%	12.20-13.28%	(3.83)-(3.06)%	21.13-22.11%

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(6) FINANCIAL HIGHLIGHTS - continued

Subaccount	2014	2013	2012	2011	2010

Small Cap Stock
Units (a)	2,351,890	2,460,545	2,642,027	3,038,225	3,630,323
Unit value	$16.05-$16.16	$15.47-$15.72	$11.49-$11.79	$18.03-$10.98	$19.26-$11.82
Net assets	$53,851,556	$55,157,276	$44,761,636	$47,647,476	$61,201,265
Ratio of expenses to net assets (b)	0.95-1.90%	0.95-1.90%	0.95-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (c)	0.22%	0.36%	0.00%	0.00%	0.04%
Total return (d)	2.78-3.76%	33.34-34.62%	7.35-8.38%	(7.09)-(6.35)%	22.74-23.72%

Small Cap Index
Units (a)	3,194,457	2,695,035	2,296,256	2,332,558	2,662,814
Unit value	$20.38-$20.75	$19.52-$20.07	$14.00-$14.52	$20.74-$12.77	$20.86-$12.94
Net assets	$85,196,426	$72,460,986	$46,641,876	$42,409,000	$49,213,609
Ratio of expenses to net assets (b)	0.95-1.90%	0.95-1.90%	0.95-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (c)	0.74%	1.21%	0.67%	0.85%	0.83%
Total return (d)	3.38-4.37%	38.18-39.50%	13.76-14.85%	(1.35)-(.56)%	23.51-24.50%

Mid Cap Growth
Units (a)	3,684,779	3,811,705	4,006,256	3,823,747	4,083,371
Unit value	$22.02-$22.63	$20.27-$21.02	$15.69-$16.42	$21.48-$14.92	$22.96-$16.08
Net assets	$105,631,145	$102,190,412	$84,224,031	$72,937,727	$84,817,534
Ratio of expenses to net assets (b)	0.95-1.90%	0.95-1.90%	0.95-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (c)	0.21%	0.34%	0.22%	0.33%	0.25%
Total return (d)	7.64-8.67%	27.99-29.21%	10.10-11.16%	(7.21)-(6.47)%	26.68-27.70%

Partner Mid Cap Value
Units (a)	1,254,229	1,125,814	873,586	981,822	981,371
Unit value	$20.58-$20.52	$18.30-$18.42	$13.92-$14.14	$12.86-$12.19	$13.88-$13.26
Net assets	$27,325,277	$21,861,106	$12,936,256	$12,443,579	$13,436,419
Ratio of expenses to net assets (b)	0.95-1.90%	0.95-1.90%	0.95-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (c)	0.64%	0.96%	0.81%	0.22%	0.84%
Total return (d)	11.39-12.45%	30.24-31.48%	16.03-17.15%	(8.09)-(7.35)%	22.38-23.36%

Mid Cap Stock
Units (a)	3,090,648	2,927,717	3,138,759	3,534,782	4,084,229
Unit value	$19.62-$20.30	$17.70-$18.48	$13.19-$13.90	$19.12-$12.40	$20.63-$13.48
Net assets	$81,057,534	$71,641,709	$57,881,022	$57,980,890	$73,259,890
Ratio of expenses to net assets (b)	0.95-1.90%	0.95-1.90%	0.95-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (c)	0.31%	0.37%	0.25%	0.05%	0.46%
Total return (d)	9.82-10.87%	32.95-34.22%	12.13-13.20%	(8.04)-(7.30)%	23.23-24.21%

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(6) FINANCIAL HIGHLIGHTS - continued

Subaccount	2014	2013	2012	2011	2010

Mid Cap Index
Units (a)	3,617,014	3,011,532	2,425,208	2,456,214	2,806,381
Unit value	$21.04-$21.11	$19.44-$19.69	$14.76-$15.09	$20.35-$13.11	$21.04-$13.66
Net assets	$95,579,765	$77,043,852	$49,985,014	$44,630,514	$53,425,734
Ratio of expenses to net assets (b)	0.95-1.90%	0.95-1.90%	0.95-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (c)	0.75%	0.88%	0.76%	0.82%	1.05%
Total return (d)	7.22-8.24%	30.42-31.67%	15.15-16.26%	(4.07)-(3.30)%	23.54-24.53%

Partner Worldwide Allocation
Units (a)	17,110,786	16,231,253	16,201,447	3,503,129	3,316,117
Unit value	$9.80-$9.20	$10.45-$9.91	$9.07-$8.68	$7.68-$7.46	$8.83-$8.65
Net assets	$164,427,707	$167,256,555	$145,283,339	$26,733,498	$29,186,653
Ratio of expenses to net assets (b)	0.95-1.90%	0.95-1.90%	0.95-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (c)	2.05%	0.03%	2.64%	2.05%	1.58%
Total return (d)	(7.13)-(6.25)%	14.12-15.21%	16.41-17.53%	(13.77)-(13.08)%	11.30-12.19%

Partner All Cap
Units (a)	1,766,460	1,694,837	1,729,562	1,922,735	2,144,263
Unit value	$18.99-$19.46	$17.08-$17.67	$12.98-$13.55	$16.75-$12.04	$17.80-$12.89
Net assets	$41,453,510	$36,545,134	$28,632,232	$28,216,145	$33,760,675
Ratio of expenses to net assets (b)	0.95-1.90%	0.95-1.90%	0.95-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (c)	0.60%	0.75%	0.45%	0.63%	0.70%
Total return (d)	10.15-11.20%	30.36-31.60%	12.57-13.65%	(6.61)-(5.86)%	14.15-15.07%

Large Cap Growth
Units (a)	8,293,487	8,250,477	8,536,875	8,747,785	9,855,702
Unit value	$18.52-$18.42	$16.85-$16.91	$12.49-$12.66	$14.18-$10.83	$15.13-$11.65
Net assets	$183,862,092	$169,809,383	$131,879,319	$115,277,407	$139,710,587
Ratio of expenses to net assets (b)	0.95-1.90%	0.95-1.90%	0.95-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (c)	0.64%	0.65%	1.18%	0.55%	0.58%
Total return (d)	8.90-9.94%	33.58-34.85%	16.92-18.04%	(7.05)-(6.31)%	8.64-9.52%

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(6) FINANCIAL HIGHLIGHTS - continued

Subaccount	2014	2013	2012	2011	2010

Partner Growth Stock
Units (a)	2,173,864	2,072,124	2,085,513	2,021,897	2,310,764
Unit value	$20.35-$19.91	$18.93-$18.70	$13.76-$13.73	$16.12-$11.79	$16.55-$12.20
Net assets	$52,554,726	$47,690,438	$35,345,396	$29,961,445	$35,424,111
Ratio of expenses to net assets (b)	0.95-1.90%	0.95-1.90%	0.95-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (c)	0.00%	0.03%	0.00%	0.00%	0.02%
Total return (d)	6.47-7.49%	36.23-37.53%	16.41-17.53%	(3.33)-(2.56)%	14.43-15.35%

Large Cap Value
Units (a)	7,322,150	7,327,406	6,841,035	7,725,989	8,776,317
Unit value	$17.58-$16.57	$16.28-$15.49	$12.47-$11.97	$15.10-$10.38	$15.75-$10.91
Net assets	$152,362,123	$143,958,550	$106,044,726	$103,590,260	$123,884,352
Ratio of expenses to net assets (b)	0.95-1.90%	0.95-1.90%	0.95-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (c)	1.24%	1.48%	1.72%	0.02%	1.33%
Total return (d)	6.98-8.00%	29.34-30.58%	15.35-16.45%	(4.90)-(4.14)%	10.49-11.38%

Large Cap Stock
Units (a)	8,884,698	9,465,074	8,537,767	9,659,087	11,063,716
Unit value	$15.15-$14.50	$14.53-$14.04	$11.32-$11.04	$12.54-$9.79	$13.29-$10.46
Net assets	$156,215,892	$161,464,325	$116,476,124	$116,169,199	$141,468,773
Ratio of expenses to net assets (b)	0.95-1.90%	0.95-1.90%	0.95-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (c)	0.88%	1.09%	1.03%	0.01%	0.72%
Total return (d)	3.31-4.29%	27.16-28.38%	12.73-13.81%	(6.37)-(5.62)%	8.74-9.61%

Large Cap Index
Units (a)	8,021,875	6,597,378	5,647,281	5,684,157	6,402,725
Unit value	$18.53-$17.57	$16.51-$15.81	$12.65-$12.23	$15.01-$10.79	$14.92-$10.81
Net assets	$170,084,021	$130,068,265	$88,464,113	$79,365,432	$89,478,558
Ratio of expenses to net assets (b)	0.95-1.90%	0.95-1.90%	0.95-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (c)	1.39%	1.64%	1.68%	1.67%	1.88%
Total return (d)	11.12-12.18%	29.33-30.56%	13.35-14.44%	(.20)- .60%	12.48-13.38%

High Yield
Units (a)	7,826,130	7,413,502	6,996,338	4,805,115	4,968,070
Unit value	$18.20-$17.21	$18.02-$17.21	$17.01-$16.40	$21.59-$14.38	$20.85-$13.99
Net assets	$158,442,571	$151,679,870	$138,534,643	$87,987,515	$89,791,513
Ratio of expenses to net assets (b)	0.95-1.90%	0.95-1.90%	0.95-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (c)	5.89%	6.29%	7.05%	7.76%	8.19%
Total return (d)	0.05-1.00%	4.89-5.90%	14.11-15.20%	2.73-3.56%	12.42-13.32%

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(6) FINANCIAL HIGHLIGHTS - continued

Subaccount	2014	2013	2012	2011	2010

Income
Units (a)	9,098,457	9,690,656	11,244,220	8,080,803	8,581,735
Unit value	$15.29-$14.02	$14.47-$13.39	$14.62-$13.66	$15.11-$12.54	$14.42-$12.07
Net assets	$142,554,386	$144,924,393	$170,727,405	$114,246,712	$116,743,381
Ratio of expenses to net assets (b)	0.95-1.90%	0.95-1.90%	0.95-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (c)	3.76%	3.76%	3.80%	4.49%	5.03%
Total return (d)	4.68-5.67%	(1.95)-(1.01)%	8.89-9.94%	3.96-4.79%	9.45-10.33%

Bond Index
Units (a)	7,050,452	7,265,722	8,619,607	7,279,342	7,286,717
Unit value	$14.08-$12.86	$13.34-$12.31	$13.81-$12.86	$14.13-$12.49	$13.20-$11.76
Net assets	$99,432,230	$97,854,638	$120,207,122	$98,969,755	$93,157,588
Ratio of expenses to net assets (b)	0.95-1.90%	0.95-1.90%	0.95-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (c)	2.22%	1.95%	2.01%	2.82%	3.11%
Total return (d)	4.52-5.52%	(4.30)-(3.39)%	2.97-3.96%	6.18-7.03%	7.18-8.04%

Limited Maturity Bond
Units (a)	12,632,763	13,429,268	14,912,313	13,429,948	12,964,367
Unit value	$12.09-$11.10	$12.00-$11.13	$12.06-$11.29	$12.23-$11.03	$12.25-$11.14
Net assets	$151,885,236	$161,108,829	$180,377,461	$158,408,182	$154,258,130
Ratio of expenses to net assets (b)	0.95-1.90%	0.95-1.90%	0.95-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (c)	1.71%	1.52%	1.64%	2.23%	3.24%
Total return (d)	(0.23)-0.72%	(1.44)-(0.50)%	2.35-3.33%	(1.00)-(.20)%	3.27-4.10%

Money Market
Units (a)	84,334,809	95,314,849	90,319,571	96,355,637	85,470,254
Unit value	$1.05-$.97	$1.06-$.99	$1.07-$1.01	$1.08-$1.03	$1.09-$1.05
Net assets	$86,564,356	$99,111,928	$95,173,361	$102,679,859	$92,364,274
Ratio of expenses to net assets (b)	0.95-1.90%	0.95-1.90%	0.95-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (c)	0.00%	0.00%	0.00%	0.00%	0.00%
Total return (d)	(1.88)-(0.95)%	(1.88)-(0.95)%	(1.89)-(0.95)%	(1.88)-(1.09)%	(1.88)-(1.09)%

(a)	For 2014, these amounts represent the units for contracts in accumulation, contracts in death claim, and contracts in payout. Units for contracts in accumulation and contracts in death claim are presented in 2010-2013.

(b)	These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. The RPA fee is not included.

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(6) FINANCIAL HIGHLIGHTS - continued

(c)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against the contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(d)	These amounts represent the total return for periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation in Note 1 indicate the effective date of the investment option in the Variable Account. The total returns and unit values are presented as a range of minimum to maximum values, based on the price level representing the minimum and maximum expense ratio amounts.

(e)	The range of unit values and ratio of expense to net assets include deathclaim subaccounts in the data presented for 2012, 2013 and 2014. The deathclaim subaccounts are not included in 2010-2011 information and are therefore not comparable.

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE

Thrivent Variable Annuity Account I sells two different products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. In addition, both products offer the option of additional death benefit options. Differences in the fee structure result in 28 different unit values, expense ratios and total returns. Units, unit values and asset balances for each subaccount are as follows:

Year Ended December 31, 2014	Units	Unit Value	Assets in Accumulation Period
Flexible Premium Deferred Variable Annuity - 2002
Basic Death Benefits only - 1.10% Expense Ratio
Aggressive Allocation	1,589,129	$17.91	$28,465,183
Moderately Aggressive Allocation	6,049,180	$17.29	104,602,663
Moderate Allocation	7,456,171	$16.54	123,309,839
Moderately Conservative Allocation	3,535,527	$15.26	53,944,152
Growth and Income Plus	209,439	$12.14	2,542,110
Balanced Income Plus	730,147	$20.30	14,824,361
Diversified Income Plus	671,779	$24.17	16,234,614
Opportunity Income Plus	292,814	$14.24	4,168,342
Partner Technology	128,746	$25.29	3,256,476
Partner Healthcare	135,930	$21.65	2,942,290
Natural Resources	196,071	$6.72	1,317,487
Partner Emerging Markets Equity	165,325	$11.86	1,961,001
Real Estate Securities	363,705	$34.54	12,561,396
Partner Small Cap Growth	151,306	$28.20	4,267,062
Partner Small Cap Value	217,893	$35.51	7,736,359
Small Cap Stock	269,789	$27.18	7,332,478
Small Cap Index	309,588	$34.53	10,689,624
Mid Cap Growth	453,037	$33.38	15,120,181
Partner Mid Cap Value	74,507	$22.17	1,651,783
Mid Cap Stock	295,245	$32.07	9,467,771
Mid Cap Index	342,627	$33.56	11,499,296
Partner Worldwide Allocation	2,337,673	$9.70	22,683,132
Partner All Cap	164,370	$27.74	4,558,846
Large Cap Growth	1,216,932	$24.70	30,060,598
Partner Growth Stock	272,308	$27.89	7,593,392
Large Cap Value	870,809	$24.68	21,495,012
Large Cap Stock	1,182,122	$19.03	22,491,338
Large Cap Index	924,177	$25.04	23,140,188
High Yield	517,104	$26.48	13,695,424
Income	874,638	$17.29	15,126,807
Bond Index	748,213	$14.91	11,155,135
Limited Maturity Bond	1,186,464	$12.61	14,956,947
Money Market	4,426,683	$1.05	4,634,041

			$629,485,328

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2014	Units	Unit Value	Assets in Accumulation Period
MADB - 1.20% Expense Ratio
Aggressive Allocation	3,615,267	$17.74	$64,134,260
Moderately Aggressive Allocation	13,047,121	$17.13	223,437,565
Moderate Allocation	17,050,493	$16.38	279,264,164
Moderately Conservative Allocation	6,648,362	$15.11	100,461,921
Growth and Income Plus	536,885	$12.06	6,473,185
Balanced Income Plus	1,430,408	$20.06	28,690,496
Diversified Income Plus	1,514,134	$23.87	36,148,438
Opportunity Income Plus	743,633	$14.07	10,463,041
Partner Technology	376,291	$24.99	9,402,587
Partner Healthcare	351,233	$21.50	7,552,107
Natural Resources	351,822	$6.67	2,348,303
Partner Emerging Markets Equity	328,560	$11.78	3,871,005
Real Estate Securities	844,413	$34.14	28,825,002
Partner Small Cap Growth	283,743	$27.86	7,904,542
Partner Small Cap Value	516,069	$35.09	18,110,540
Small Cap Stock	833,163	$26.85	22,370,319
Small Cap Index	722,479	$34.11	24,644,377
Mid Cap Growth	1,063,147	$32.97	35,053,413
Partner Mid Cap Value	118,844	$21.96	2,609,320
Mid Cap Stock	852,386	$31.68	27,003,531
Mid Cap Index	796,336	$33.16	26,403,264
Partner Worldwide Allocation	5,335,515	$9.64	51,427,466
Partner All Cap	426,595	$27.40	11,688,544
Large Cap Growth	2,474,627	$24.40	60,388,152
Partner Growth Stock	599,624	$27.55	16,518,421
Large Cap Value	1,998,301	$24.40	48,752,657
Large Cap Stock	3,472,015	$18.80	65,260,383
Large Cap Index	1,915,175	$24.74	47,373,386
High Yield	1,112,273	$26.16	29,101,685
Income	1,841,942	$17.09	31,470,776
Bond Index	1,881,174	$14.73	27,707,091
Limited Maturity Bond	2,940,241	$12.45	36,617,312
Money Market	11,353,666	$1.03	11,746,833

			$1,403,224,086

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2014	Units	Unit Value	Assets in Accumulation Period
PADB - 1.35% Expense Ratio
Aggressive Allocation	42,147	$17.48	$736,902
Moderately Aggressive Allocation	235,765	$16.88	3,979,369
Moderate Allocation	403,710	$16.14	6,516,899
Moderately Conservative Allocation	266,326	$14.89	3,966,377
Growth and Income Plus	5,210	$11.94	62,192
Balanced Income Plus	56,402	$19.69	1,110,818
Diversified Income Plus	48,441	$23.44	1,135,550
Opportunity Income Plus	12,486	$13.83	172,632
Partner Technology	6,860	$24.53	168,309
Partner Healthcare	7,048	$21.29	150,041
Natural Resources	10,681	$6.61	70,582
Partner Emerging Markets Equity	3,915	$11.66	45,661
Real Estate Securities	16,991	$33.54	569,934
Partner Small Cap Growth	9,694	$27.35	265,165
Partner Small Cap Value	15,166	$34.48	522,989
Small Cap Stock	23,184	$26.36	611,206
Small Cap Index	12,322	$33.49	412,706
Mid Cap Growth	21,698	$32.37	702,471
Partner Mid Cap Value	7,586	$21.64	164,159
Mid Cap Stock	21,361	$31.11	664,458
Mid Cap Index	15,873	$32.56	516,748
Partner Worldwide Allocation	124,156	$9.54	1,184,773
Partner All Cap	5,913	$26.90	159,095
Large Cap Growth	73,873	$23.96	1,769,865
Partner Growth Stock	13,678	$27.05	369,976
Large Cap Value	59,105	$23.97	1,416,906
Large Cap Stock	69,926	$18.46	1,290,548
Large Cap Index	37,361	$24.29	907,436
High Yield	35,485	$25.69	911,627
Income	103,355	$16.78	1,733,930
Bond Index	31,364	$14.46	453,594
Limited Maturity Bond	71,488	$12.23	874,177
Money Market	281,313	$1.02	286,001

			$33,903,096

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2014	Units	Unit Value	Assets in Accumulation Period
EADB - 1.30% Expense Ratio
Aggressive Allocation	36,637	$17.57	$643,666
Moderately Aggressive Allocation	85,043	$16.96	1,442,365
Moderate Allocation	175,959	$16.22	2,854,205
Moderately Conservative Allocation	157,890	$14.97	2,362,855
Growth and Income Plus	2,328	$11.98	27,884
Balanced Income Plus	21,378	$19.81	423,604
Diversified Income Plus	50,234	$23.59	1,184,771
Opportunity Income Plus	10,410	$13.91	144,773
Partner Technology	1,949	$24.68	48,102
Partner Healthcare	1,757	$21.36	37,528
Natural Resources	6,672	$6.63	44,238
Partner Emerging Markets Equity	—	$11.70	—
Real Estate Securities	11,122	$33.74	375,260
Partner Small Cap Growth	2,589	$27.52	71,246
Partner Small Cap Value	1,649	$34.69	57,202
Small Cap Stock	8,269	$26.52	219,330
Small Cap Index	5,338	$33.70	179,871
Mid Cap Growth	12,329	$32.57	401,585
Partner Mid Cap Value	615	$21.74	13,362
Mid Cap Stock	3,590	$31.30	112,346
Mid Cap Index	4,248	$32.75	139,155
Partner Worldwide Allocation	40,411	$9.57	386,913
Partner All Cap	1,942	$27.07	52,554
Large Cap Growth	35,643	$24.11	859,285
Partner Growth Stock	4,111	$27.21	111,889
Large Cap Value	21,739	$24.11	524,191
Large Cap Stock	16,144	$18.57	299,773
Large Cap Index	10,368	$24.44	253,353
High Yield	15,205	$25.85	393,025
Income	15,452	$16.88	260,808
Bond Index	24,334	$14.55	354,069
Limited Maturity Bond	23,914	$12.30	294,216
Money Market	27,852	$1.02	28,517

			$14,601,941

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2014	Units	Unit Value	Assets in Accumulation Period
MADB & PADB - 1.40% Expense Ratio
Aggressive Allocation	373,892	$17.40	$6,505,600
Moderately Aggressive Allocation	1,216,600	$16.80	20,435,295
Moderate Allocation	1,618,822	$16.06	26,005,721
Moderately Conservative Allocation	676,019	$14.82	10,019,318
Growth and Income Plus	23,906	$11.90	284,406
Balanced Income Plus	140,843	$19.58	2,755,957
Diversified Income Plus	138,670	$23.30	3,230,174
Opportunity Income Plus	69,556	$13.75	955,619
Partner Technology	28,185	$24.39	687,323
Partner Healthcare	27,991	$21.22	593,871
Natural Resources	34,868	$6.59	229,645
Partner Emerging Markets Equity	16,611	$11.63	193,110
Real Estate Securities	82,214	$33.35	2,740,790
Partner Small Cap Growth	29,223	$27.19	794,527
Partner Small Cap Value	46,157	$34.28	1,581,651
Small Cap Stock	59,084	$26.20	1,548,225
Small Cap Index	62,819	$33.29	2,089,783
Mid Cap Growth	97,645	$32.18	3,142,030
Partner Mid Cap Value	11,395	$21.53	245,394
Mid Cap Stock	58,162	$30.92	1,798,247
Mid Cap Index	66,077	$32.36	2,136,770
Partner Worldwide Allocation	396,647	$9.51	3,772,447
Partner All Cap	45,166	$26.74	1,207,747
Large Cap Growth	205,888	$23.82	4,903,385
Partner Growth Stock	42,630	$26.89	1,144,987
Large Cap Value	138,559	$23.83	3,302,286
Large Cap Stock	261,455	$18.34	4,792,201
Large Cap Index	159,930	$24.14	3,860,827
High Yield	105,945	$25.53	2,704,045
Income	164,852	$16.67	2,746,884
Bond Index	149,302	$14.37	2,143,731
Limited Maturity Bond	235,510	$12.15	2,862,328
Money Market	628,413	$1.01	635,254

			$122,049,578

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2014	Units	Unit Value	Assets in Accumulation Period
MADB & EADB - 1.35% Expense Ratio
Aggressive Allocation	115,520	$17.48	$2,019,758
Moderately Aggressive Allocation	364,003	$16.88	6,143,835
Moderate Allocation	448,961	$16.14	7,247,363
Moderately Conservative Allocation	177,653	$14.89	2,645,774
Growth and Income Plus	6,988	$11.94	83,412
Balanced Income Plus	51,256	$19.69	1,009,473
Diversified Income Plus	85,122	$23.44	1,995,440
Opportunity Income Plus	23,259	$13.83	321,576
Partner Technology	21,541	$24.53	528,511
Partner Healthcare	12,431	$21.29	264,626
Natural Resources	9,528	$6.61	62,962
Partner Emerging Markets Equity	7,407	$11.66	86,395
Real Estate Securities	29,530	$33.54	990,520
Partner Small Cap Growth	13,139	$27.35	359,409
Partner Small Cap Value	31,392	$34.48	1,082,503
Small Cap Stock	29,329	$26.36	773,226
Small Cap Index	18,624	$33.49	623,779
Mid Cap Growth	68,628	$32.37	2,221,800
Partner Mid Cap Value	8,071	$21.64	174,657
Mid Cap Stock	27,802	$31.11	864,824
Mid Cap Index	21,910	$32.56	713,312
Partner Worldwide Allocation	161,106	$9.54	1,537,376
Partner All Cap	24,353	$26.90	655,177
Large Cap Growth	131,163	$23.96	3,142,859
Partner Growth Stock	25,977	$27.05	702,673
Large Cap Value	114,157	$23.97	2,736,667
Large Cap Stock	111,464	$18.46	2,057,161
Large Cap Index	89,735	$24.29	2,179,479
High Yield	41,786	$25.69	1,073,508
Income	76,356	$16.78	1,280,981
Bond Index	50,623	$14.46	732,114
Limited Maturity Bond	63,164	$12.23	772,409
Money Market	395,898	$1.02	402,524

			$47,486,083

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2014	Units	Unit Value	Assets in Accumulation Period
PADB & EADB - 1.50% Expense Ratio
Aggressive Allocation	2,763	$17.23	$47,606
Moderately Aggressive Allocation	42,364	$16.64	704,728
Moderate Allocation	105,279	$15.91	1,674,968
Moderately Conservative Allocation	29,195	$14.68	428,530
Growth and Income Plus	1,984	$11.82	23,445
Balanced Income Plus	7,085	$19.34	137,021
Diversified Income Plus	5,219	$23.02	120,126
Opportunity Income Plus	3,795	$13.59	51,557
Partner Technology	1,353	$24.09	32,591
Partner Healthcare	374	$21.08	7,872
Natural Resources	1,037	$6.54	6,787
Partner Emerging Markets Equity	311	$11.55	3,595
Real Estate Securities	4,475	$32.96	147,491
Partner Small Cap Growth	722	$26.86	19,404
Partner Small Cap Value	2,874	$33.88	97,377
Small Cap Stock	10,872	$25.89	281,432
Small Cap Index	3,282	$32.89	107,942
Mid Cap Growth	4,413	$31.79	140,293
Partner Mid Cap Value	106	$21.33	2,252
Mid Cap Stock	8,718	$30.54	266,290
Mid Cap Index	1,409	$31.97	45,041
Partner Worldwide Allocation	26,692	$9.45	252,172
Partner All Cap	2,120	$26.42	56,010
Large Cap Growth	12,200	$23.53	287,049
Partner Growth Stock	4,548	$26.56	120,798
Large Cap Value	8,236	$23.56	194,003
Large Cap Stock	23,163	$18.12	419,759
Large Cap Index	8,644	$23.85	206,153
High Yield	4,549	$25.23	114,749
Income	11,080	$16.47	182,522
Bond Index	13,715	$14.20	194,757
Limited Maturity Bond	19,115	$12.01	229,519
Money Market	31,390	$1.00	31,366

			$6,635,205

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2014	Units	Unit Value	Assets in Accumulation Period
MADB, PADB & EADB - 1.55% Expense Ratio
Aggressive Allocation	743,359	$17.15	$12,747,700
Moderately Aggressive Allocation	1,854,531	$16.55	30,701,562
Moderate Allocation	2,310,474	$15.83	36,581,781
Moderately Conservative Allocation	1,286,791	$14.61	18,796,676
Growth and Income Plus	44,840	$11.78	528,150
Balanced Income Plus	328,881	$19.22	6,321,381
Diversified Income Plus	288,198	$22.88	6,593,442
Opportunity Income Plus	94,864	$13.51	1,281,284
Partner Technology	75,991	$23.94	1,819,572
Partner Healthcare	39,145	$21.01	822,259
Natural Resources	45,965	$6.52	299,708
Partner Emerging Markets Equity	35,001	$11.51	402,842
Real Estate Securities	125,550	$32.77	4,114,088
Partner Small Cap Growth	56,560	$26.70	1,509,562
Partner Small Cap Value	80,365	$33.69	2,707,302
Small Cap Stock	170,272	$25.73	4,380,981
Small Cap Index	106,974	$32.69	3,496,719
Mid Cap Growth	204,199	$31.60	6,451,962
Partner Mid Cap Value	23,223	$21.22	492,894
Mid Cap Stock	171,105	$30.36	5,194,421
Mid Cap Index	126,411	$31.77	4,016,399
Partner Worldwide Allocation	739,194	$9.42	6,960,298
Partner All Cap	72,718	$26.26	1,909,319
Large Cap Growth	330,618	$23.39	7,730,964
Partner Growth Stock	85,951	$26.40	2,268,991
Large Cap Value	254,611	$23.42	5,962,632
Large Cap Stock	726,444	$18.01	13,084,535
Large Cap Index	259,037	$23.70	6,140,142
High Yield	157,222	$25.07	3,942,003
Income	272,101	$16.37	4,455,104
Bond Index	302,505	$14.11	4,269,605
Limited Maturity Bond	390,654	$11.93	4,662,116
Money Market	1,172,521	$0.99	1,164,775

			$211,811,169
Basic Death Benefits & RPA - 1.60% Expense Ratio
Moderately Conservative Allocation	27,508	$11.93	$328,045

			$328,045
Basic Death Benefits & RPA - 1.85% Expense Ratio
Moderately Aggressive Allocation	387,395	$16.24	$6,292,369
Moderate Allocation	1,408,192	$15.53	21,875,592
Moderately Conservative Allocation	1,062,243	$14.33	15,224,071

			$43,392,032

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2014	Units	Unit Value	Assets in Accumulation Period
MADB & RPA - 1.70% Expense Ratio
Moderately Conservative Allocation	155,597	$11.89	$1,850,047

			$1,850,047
MADB & RPA - 1.95% Expense Ratio
Moderately Aggressive Allocation	885,334	$16.09	$14,241,734
Moderate Allocation	2,711,904	$15.38	41,722,297
Moderately Conservative Allocation	2,458,992	$14.19	34,902,783

			$90,866,814
Flexible Premium Deferred Variable Annuity - 2005
Years 1-7 Basic Death Benefit only - 1.25% Expense Ratio
Aggressive Allocation	9,636,693	$17.65	$170,128,056
Moderately Aggressive Allocation	44,137,750	$17.04	752,162,853
Moderate Allocation	57,869,325	$16.30	943,315,984
Moderately Conservative Allocation	30,770,549	$15.04	462,722,296
Growth and Income Plus	2,251,073	$12.02	27,050,583
Balanced Income Plus	1,502,681	$16.54	24,852,716
Diversified Income Plus	8,087,171	$17.03	137,736,716
Opportunity Income Plus	1,644,929	$13.45	22,117,712
Partner Technology	587,163	$18.28	10,732,814
Partner Healthcare	1,499,466	$21.43	32,133,648
Natural Resources	1,365,740	$6.65	9,085,495
Partner Emerging Markets Equity	1,248,327	$11.74	14,658,416
Real Estate Securities	957,555	$20.27	19,410,204
Partner Small Cap Growth	397,284	$19.84	7,882,341
Partner Small Cap Value	509,835	$22.61	11,527,709
Small Cap Stock	200,456	$17.21	3,449,172
Small Cap Index	854,351	$22.09	18,876,587
Mid Cap Growth	631,415	$24.10	15,214,024
Partner Mid Cap Value	393,284	$21.85	8,593,219
Mid Cap Stock	483,466	$21.62	10,450,739
Mid Cap Index	1,003,821	$22.48	22,564,508
Partner Worldwide Allocation	2,918,357	$9.61	28,035,487
Partner All Cap	307,105	$20.72	6,363,856
Large Cap Growth	1,442,329	$19.61	28,287,359
Partner Growth Stock	410,425	$21.20	8,702,555
Large Cap Value	1,385,053	$17.64	24,435,302
Large Cap Stock	1,020,862	$15.44	15,765,925
Large Cap Index	2,059,774	$18.71	38,540,009
High Yield	2,590,292	$18.33	47,483,405
Income	2,528,818	$14.93	37,752,504
Bond Index	1,528,904	$13.70	20,941,202
Limited Maturity Bond	3,547,651	$11.82	41,948,032
Money Market	30,061,508	$1.03	31,016,335

			$3,053,937,763

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2014	Units	Unit Value	Assets in Accumulation Period
Years 1-7 MADB - 1.45% Expense Ratio
Aggressive Allocation	7,454,964	$17.32	$129,087,450
Moderately Aggressive Allocation	32,965,793	$16.72	551,055,062
Moderate Allocation	45,065,804	$15.99	720,469,552
Moderately Conservative Allocation	20,387,762	$14.75	300,709,433
Growth and Income Plus	1,363,492	$11.86	16,167,439
Balanced Income Plus	977,241	$16.22	15,852,635
Diversified Income Plus	4,618,704	$16.70	77,155,409
Opportunity Income Plus	769,335	$13.19	10,146,181
Partner Technology	393,656	$17.93	7,057,677
Partner Healthcare	958,957	$21.15	20,278,050
Natural Resources	967,167	$6.56	6,348,600
Partner Emerging Markets Equity	828,213	$11.59	9,596,225
Real Estate Securities	571,725	$19.88	11,367,684
Partner Small Cap Growth	168,653	$19.46	3,281,996
Partner Small Cap Value	260,978	$22.18	5,787,737
Small Cap Stock	197,832	$16.88	3,338,649
Small Cap Index	462,837	$21.67	10,029,997
Mid Cap Growth	440,423	$23.63	10,408,517
Partner Mid Cap Value	234,912	$21.43	5,034,379
Mid Cap Stock	327,340	$21.20	6,940,207
Mid Cap Index	544,782	$22.05	12,011,217
Partner Worldwide Allocation	1,755,217	$9.48	16,637,974
Partner All Cap	214,612	$20.32	4,361,927
Large Cap Growth	800,930	$19.24	15,406,848
Partner Growth Stock	251,666	$20.80	5,233,944
Large Cap Value	819,271	$17.30	14,176,542
Large Cap Stock	785,051	$15.15	11,891,632
Large Cap Index	1,126,413	$18.35	20,671,969
High Yield	1,637,107	$17.98	29,434,987
Income	1,473,047	$14.64	21,569,483
Bond Index	1,101,805	$13.43	14,801,975
Limited Maturity Bond	2,096,813	$11.60	24,297,499
Money Market	17,732,795	$1.01	17,929,431

			$2,128,538,307

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2014	Units	Unit Value	Assets in Accumulation Period
Years 1-7 PADB - 1.65% Expense Ratio
Aggressive Allocation	279,086	$16.98	$4,739,883
Moderately Aggressive Allocation	853,934	$16.40	14,000,606
Moderate Allocation	1,359,962	$15.68	21,324,889
Moderately Conservative Allocation	772,468	$14.47	11,175,056
Growth and Income Plus	69,267	$11.70	810,434
Balanced Income Plus	51,898	$15.91	825,738
Diversified Income Plus	214,380	$16.38	3,512,549
Opportunity Income Plus	41,123	$12.94	531,943
Partner Technology	8,898	$17.58	156,471
Partner Healthcare	32,562	$20.87	679,420
Natural Resources	15,062	$6.48	97,557
Partner Emerging Markets Equity	21,903	$11.43	250,412
Real Estate Securities	17,811	$19.50	347,323
Partner Small Cap Growth	10,171	$19.09	194,125
Partner Small Cap Value	11,367	$21.75	247,254
Small Cap Stock	4,063	$16.55	67,257
Small Cap Index	23,102	$21.26	491,040
Mid Cap Growth	12,059	$23.18	279,531
Partner Mid Cap Value	6,022	$21.02	126,578
Mid Cap Stock	7,696	$20.80	160,038
Mid Cap Index	21,859	$21.62	472,702
Partner Worldwide Allocation	54,590	$9.35	510,606
Partner All Cap	12,957	$19.94	258,305
Large Cap Growth	27,813	$18.87	524,750
Partner Growth Stock	11,166	$20.40	227,773
Large Cap Value	27,268	$16.97	462,791
Large Cap Stock	9,306	$14.86	138,264
Large Cap Index	43,266	$18.00	778,801
High Yield	92,812	$17.64	1,636,762
Income	66,101	$14.36	949,345
Bond Index	50,366	$13.18	663,663
Limited Maturity Bond	36,240	$11.38	412,230
Money Market	458,878	$0.99	455,470

			$67,509,566

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2014	Units	Unit Value	Assets in Accumulation Period
Years 1-7 EADB - 1.50% Expense Ratio
Aggressive Allocation	52,377	$17.23	$902,564
Moderately Aggressive Allocation	527,739	$16.64	8,779,072
Moderate Allocation	485,647	$15.91	7,726,573
Moderately Conservative Allocation	129,612	$14.68	1,902,483
Growth and Income Plus	6,030	$11.82	71,267
Balanced Income Plus	10,277	$16.14	165,902
Diversified Income Plus	93,892	$16.62	1,560,900
Opportunity Income Plus	5,943	$13.12	77,999
Partner Technology	9,025	$17.84	161,024
Partner Healthcare	14,764	$21.08	311,164
Natural Resources	10,866	$6.54	71,088
Partner Emerging Markets Equity	9,496	$11.55	109,663
Real Estate Securities	15,232	$19.79	301,378
Partner Small Cap Growth	6,594	$19.37	127,700
Partner Small Cap Value	3,947	$22.07	87,116
Small Cap Stock	3,844	$16.79	64,560
Small Cap Index	7,573	$21.57	163,311
Mid Cap Growth	7,389	$23.52	173,791
Partner Mid Cap Value	3,522	$21.33	75,108
Mid Cap Stock	3,065	$21.10	64,669
Mid Cap Index	10,690	$21.94	234,545
Partner Worldwide Allocation	21,950	$9.45	207,379
Partner All Cap	9,066	$20.23	183,366
Large Cap Growth	9,825	$19.14	188,087
Partner Growth Stock	1,690	$20.70	34,976
Large Cap Value	13,248	$17.22	228,140
Large Cap Stock	3,257	$15.07	49,093
Large Cap Index	27,176	$18.26	496,323
High Yield	14,953	$17.89	267,561
Income	4,789	$14.57	69,792
Bond Index	4,956	$13.37	66,256
Limited Maturity Bond	652	$11.54	7,531
Money Market	65,196	$1.01	65,675

			$24,996,056

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2014	Units	Unit Value	Assets in Accumulation Period
Years 1-7 MADB & PADB - 1.75% Expense Ratio
Aggressive Allocation	479,607	$16.82	$8,066,955
Moderately Aggressive Allocation	1,497,147	$16.24	24,309,854
Moderate Allocation	2,932,851	$15.53	45,545,568
Moderately Conservative Allocation	1,163,897	$14.33	16,675,536
Growth and Income Plus	94,082	$11.62	1,093,440
Balanced Income Plus	92,628	$15.76	1,459,583
Diversified Income Plus	278,247	$16.23	4,515,089
Opportunity Income Plus	34,453	$12.81	441,372
Partner Technology	38,708	$17.42	674,102
Partner Healthcare	51,382	$20.73	1,064,979
Natural Resources	59,714	$6.43	384,192
Partner Emerging Markets Equity	42,132	$11.36	478,493
Real Estate Securities	35,574	$19.31	687,033
Partner Small Cap Growth	4,650	$18.90	87,906
Partner Small Cap Value	12,597	$21.54	271,359
Small Cap Stock	18,130	$16.39	297,205
Small Cap Index	59,614	$21.05	1,254,906
Mid Cap Growth	20,152	$22.96	462,607
Partner Mid Cap Value	8,103	$20.82	168,674
Mid Cap Stock	24,035	$20.59	494,991
Mid Cap Index	66,422	$21.42	1,422,511
Partner Worldwide Allocation	131,821	$9.29	1,224,769
Partner All Cap	5,514	$19.74	108,869
Large Cap Growth	28,496	$18.69	532,461
Partner Growth Stock	26,405	$20.20	533,421
Large Cap Value	24,208	$16.81	406,905
Large Cap Stock	40,706	$14.71	598,940
Large Cap Index	147,367	$17.83	2,627,066
High Yield	123,602	$17.47	2,158,754
Income	115,282	$14.22	1,639,733
Bond Index	44,246	$13.05	577,408
Limited Maturity Bond	140,414	$11.27	1,581,841
Money Market	815,434	$0.98	800,235

			$122,646,757

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2014	Units	Unit Value	Assets in Accumulation Period
Years 1-7 MADB & EADB - 1.60% Expense Ratio
Aggressive Allocation	99,630	$17.07	$1,700,276
Moderately Aggressive Allocation	540,733	$16.47	8,908,563
Moderate Allocation	833,298	$15.76	13,129,935
Moderately Conservative Allocation	305,856	$14.54	4,446,195
Growth and Income Plus	21,374	$11.74	250,911
Balanced Income Plus	10,168	$15.99	162,570
Diversified Income Plus	82,747	$16.46	1,362,357
Opportunity Income Plus	16,644	$13.00	216,345
Partner Technology	8,844	$17.67	156,273
Partner Healthcare	14,747	$20.94	308,735
Natural Resources	21,786	$6.50	141,581
Partner Emerging Markets Equity	12,608	$11.47	144,632
Real Estate Securities	11,055	$19.60	216,621
Partner Small Cap Growth	7,147	$19.18	137,083
Partner Small Cap Value	10,744	$21.86	234,829
Small Cap Stock	4,061	$16.63	67,553
Small Cap Index	4,604	$21.36	98,339
Mid Cap Growth	9,642	$23.29	224,577
Partner Mid Cap Value	13,735	$21.12	290,114
Mid Cap Stock	18,585	$20.90	388,365
Mid Cap Index	9,471	$21.73	205,808
Partner Worldwide Allocation	31,728	$9.38	297,760
Partner All Cap	3,201	$20.03	64,113
Large Cap Growth	24,194	$18.96	458,686
Partner Growth Stock	10,309	$20.50	211,312
Large Cap Value	46,001	$17.05	784,518
Large Cap Stock	22,376	$14.93	334,059
Large Cap Index	11,670	$18.09	211,075
High Yield	18,709	$17.72	331,535
Income	16,802	$14.43	242,486
Bond Index	38,546	$13.24	510,378
Limited Maturity Bond	16,296	$11.43	186,265
Money Market	1,090,722	$1.00	1,087,918

			$37,511,767

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2014	Units	Unit Value	Assets in Accumulation Period
Years 1-7 PADB & EADB - 1.80% Expense Ratio
Aggressive Allocation	22,567	$16.74	$377,742
Moderately Aggressive Allocation	87,477	$16.16	1,413,550
Moderate Allocation	81,591	$15.45	1,260,952
Moderately Conservative Allocation	61,152	$14.26	871,920
Growth and Income Plus	1,175	$11.58	13,613
Balanced Income Plus	—	$15.68	—
Diversified Income Plus	7,771	$16.15	125,490
Opportunity Income Plus	234	$12.75	2,987
Partner Technology	470	$17.33	8,148
Partner Healthcare	1,734	$20.66	35,825
Natural Resources	4,493	$6.41	28,808
Partner Emerging Markets Equity	1,216	$11.32	13,770
Real Estate Securities	2,035	$19.22	39,103
Partner Small Cap Growth	511	$18.81	9,611
Partner Small Cap Value	885	$21.44	18,981
Small Cap Stock	—	$16.31	—
Small Cap Index	1,712	$20.95	35,858
Mid Cap Growth	—	$22.85	—
Partner Mid Cap Value	641	$20.72	13,287
Mid Cap Stock	163	$20.50	3,332
Mid Cap Index	1,954	$21.31	41,640
Partner Worldwide Allocation	1,567	$9.26	14,514
Partner All Cap	493	$19.65	9,691
Large Cap Growth	12,103	$18.60	225,067
Partner Growth Stock	701	$20.10	14,098
Large Cap Value	694	$16.73	11,610
Large Cap Stock	2,530	$14.64	37,047
Large Cap Index	1,815	$17.74	32,202
High Yield	4,399	$17.38	76,460
Income	6,246	$14.16	88,414
Bond Index	3,424	$12.99	44,463
Limited Maturity Bond	1,393	$11.21	15,623
Money Market	262,180	$0.98	256,478

			$5,140,284

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2014	Units	Unit Value	Assets in Accumulation Period
Years 1-7 MADB, PADB & EADB - 1.90% Expense Ratio
Aggressive Allocation	1,188,630	$16.58	$19,705,107
Moderately Aggressive Allocation	5,181,933	$16.00	82,931,244
Moderate Allocation	5,568,221	$15.31	85,227,904
Moderately Conservative Allocation	2,248,468	$14.12	31,751,342
Growth and Income Plus	182,928	$11.51	2,104,906
Balanced Income Plus	257,750	$15.53	4,002,841
Diversified Income Plus	565,116	$15.99	9,038,215
Opportunity Income Plus	111,034	$12.63	1,401,977
Partner Technology	32,359	$17.16	555,432
Partner Healthcare	144,397	$20.52	2,963,150
Natural Resources	68,977	$6.37	439,376
Partner Emerging Markets Equity	152,604	$11.24	1,714,959
Real Estate Securities	53,691	$19.03	1,021,991
Partner Small Cap Growth	17,801	$18.63	331,646
Partner Small Cap Value	43,618	$21.23	926,118
Small Cap Stock	19,660	$16.16	317,656
Small Cap Index	70,510	$20.75	1,462,910
Mid Cap Growth	73,713	$22.63	1,667,044
Partner Mid Cap Value	56,726	$20.52	1,163,909
Mid Cap Stock	71,389	$20.30	1,449,104
Mid Cap Index	111,871	$21.11	2,361,428
Partner Worldwide Allocation	274,049	$9.20	2,520,919
Partner All Cap	44,160	$19.46	859,302
Large Cap Growth	117,465	$18.42	2,163,321
Partner Growth Stock	59,525	$19.91	1,185,227
Large Cap Value	141,840	$16.57	2,349,827
Large Cap Stock	121,166	$14.50	1,757,188
Large Cap Index	168,966	$17.57	2,968,793
High Yield	176,081	$17.21	3,031,059
Income	128,132	$14.02	1,796,438
Bond Index	106,453	$12.86	1,369,215
Limited Maturity Bond	127,317	$11.10	1,413,670
Money Market	2,993,781	$0.97	2,901,961

			$276,855,179
Years 1-7 Basic Death Benefit & RPA - 1.75% Expense Ratio
Moderately Conservative Allocation	2,895,519	$11.87	$34,376,479

			$34,376,479
Years 1-7 Basic Death Benefit & RPA - 2.00% Expense Ratio
Moderately Aggressive Allocation	15,908,746	$16.01	$254,676,664
Moderate Allocation	47,143,931	$15.31	721,801,558
Moderately Conservative Allocation	48,458,900	$14.13	684,503,166

			$1,660,981,388

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2014	Units	Unit Value	Assets in Accumulation Period
Years 1-7 MADB & RPA - 1.95% Expense Ratio
Moderately Conservative Allocation	1,346,088	$11.80	$15,886,255

			$15,886,255
Years 1-7 MADB & RPA - 2.20% Expense Ratio
Moderately Aggressive Allocation	6,738,394	$15.70	$105,803,649
Moderate Allocation	22,067,215	$15.02	331,383,331
Moderately Conservative Allocation	20,943,391	$13.85	290,161,545

			$727,348,525
Years 8+ Basic Death Benefits - 1.00% Expense Ratio
Aggressive Allocation	3,185,528	$18.09	$57,615,747
Moderately Aggressive Allocation	11,493,694	$17.46	200,682,484
Moderate Allocation	14,820,249	$16.70	247,480,924
Moderately Conservative Allocation	6,414,720	$15.41	98,826,247
Growth and Income Plus	305,235	$12.22	3,729,667
Balanced Income Plus	249,512	$16.94	4,227,735
Diversified Income Plus	1,045,599	$17.45	18,244,229
Opportunity Income Plus	134,657	$13.78	1,854,943
Partner Technology	122,185	$18.73	2,288,159
Partner Healthcare	202,736	$21.79	4,417,750
Natural Resources	165,169	$6.76	1,117,286
Partner Emerging Markets Equity	164,766	$11.94	1,967,315
Real Estate Securities	228,002	$20.77	4,734,957
Partner Small Cap Growth	115,910	$20.33	2,356,072
Partner Small Cap Value	189,977	$23.16	4,400,735
Small Cap Stock	151,880	$17.63	2,677,314
Small Cap Index	187,968	$22.64	4,254,773
Mid Cap Growth	232,964	$24.69	5,750,832
Partner Mid Cap Value	96,320	$22.39	2,156,138
Mid Cap Stock	272,434	$22.15	6,033,315
Mid Cap Index	179,838	$23.03	4,141,539
Partner Worldwide Allocation	1,063,052	$9.77	10,384,180
Partner All Cap	156,043	$21.23	3,312,744
Large Cap Growth	555,619	$20.09	11,163,905
Partner Growth Stock	121,610	$21.72	2,641,746
Large Cap Value	566,331	$18.07	10,236,077
Large Cap Stock	321,188	$15.82	5,081,870
Large Cap Index	445,659	$19.17	8,542,887
High Yield	443,331	$18.78	8,325,841
Income	597,717	$15.29	9,141,789
Bond Index	363,073	$14.03	5,094,740
Limited Maturity Bond	719,085	$12.11	8,710,860
Money Market	3,706,250	$1.06	3,917,589

			$765,512,389

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2014	Units	Unit Value	Assets in Accumulation Period
Years 8+ Maximum Anniversary Death Benefit (Option A) - 1.20% Expense Ratio
Aggressive Allocation	4,996,525	$17.74	$88,637,529
Moderately Aggressive Allocation	17,595,743	$17.13	301,334,871
Moderate Allocation	20,704,585	$16.38	339,113,115
Moderately Conservative Allocation	7,887,991	$15.11	119,193,708
Growth and Income Plus	306,412	$12.06	3,694,391
Balanced Income Plus	339,872	$16.62	5,648,381
Diversified Income Plus	1,512,989	$17.11	25,893,449
Opportunity Income Plus	251,566	$13.51	3,398,969
Partner Technology	140,739	$18.37	2,585,061
Partner Healthcare	287,352	$21.50	6,178,562
Natural Resources	260,651	$6.67	1,739,770
Partner Emerging Markets Equity	185,768	$11.78	2,188,661
Real Estate Securities	411,675	$20.37	8,385,384
Partner Small Cap Growth	104,876	$19.94	2,090,905
Partner Small Cap Value	221,031	$22.72	5,021,899
Small Cap Stock	293,749	$17.29	5,078,834
Small Cap Index	250,790	$22.20	5,567,930
Mid Cap Growth	258,488	$24.21	6,258,532
Partner Mid Cap Value	151,275	$21.96	3,321,382
Mid Cap Stock	361,501	$21.72	7,852,279
Mid Cap Index	254,783	$22.59	5,754,973
Partner Worldwide Allocation	1,419,903	$9.64	13,686,030
Partner All Cap	202,009	$20.82	4,206,354
Large Cap Growth	632,337	$19.71	12,461,768
Partner Growth Stock	190,645	$21.31	4,062,003
Large Cap Value	668,995	$17.73	11,859,765
Large Cap Stock	549,538	$15.52	8,528,102
Large Cap Index	505,270	$18.80	9,499,884
High Yield	627,050	$18.42	11,550,386
Income	656,427	$15.00	9,847,288
Bond Index	490,003	$13.76	6,744,075
Limited Maturity Bond	865,511	$11.88	10,283,613
Money Market	8,381,171	$1.04	8,688,794

			$1,060,356,647

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2014	Units	Unit Value	Assets in Accumulation Period
Years 8+ Premium Accumulation Death Benefit (Option B) - 1.40% Expense Ratio
Aggressive Allocation	34,104	$17.40	$593,401
Moderately Aggressive Allocation	148,425	$16.80	2,493,100
Moderate Allocation	249,991	$16.06	4,016,002
Moderately Conservative Allocation	148,304	$14.82	2,198,019
Growth and Income Plus	263	$11.90	3,123
Balanced Income Plus	14,008	$16.30	228,345
Diversified Income Plus	2,687	$16.79	45,101
Opportunity Income Plus	452	$13.25	5,994
Partner Technology	—	$18.02	—
Partner Healthcare	—	$21.22	—
Natural Resources	491	$6.59	3,236
Partner Emerging Markets Equity	266	$11.63	3,095
Real Estate Securities	3,855	$19.98	77,018
Partner Small Cap Growth	51	$19.55	990
Partner Small Cap Value	2,626	$22.28	58,524
Small Cap Stock	4,880	$16.96	82,749
Small Cap Index	1,150	$21.78	25,038
Mid Cap Growth	698	$23.75	16,578
Partner Mid Cap Value	6,719	$21.53	144,693
Mid Cap Stock	6,962	$21.30	148,329
Mid Cap Index	674	$22.15	14,926
Partner Worldwide Allocation	24,600	$9.51	233,970
Partner All Cap	2,024	$20.42	41,330
Large Cap Growth	13,413	$19.33	259,276
Partner Growth Stock	299	$20.90	6,254
Large Cap Value	10,770	$17.39	187,270
Large Cap Stock	9,878	$15.22	150,352
Large Cap Index	1,844	$18.44	34,006
High Yield	5,795	$18.07	104,702
Income	7,052	$14.71	103,764
Bond Index	9,148	$13.50	123,488
Limited Maturity Bond	7,233	$11.65	84,291
Money Market	32,260	$1.02	32,803

			$11,519,767

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2014	Units	Unit Value	Assets in Accumulation Period
Years 8+ Earnings Additions Death Benefit (Option C) - 1.25% Expense Ratio
Aggressive Allocation	17,674	$17.65	$312,012
Moderately Aggressive Allocation	79,359	$17.04	1,352,488
Moderate Allocation	150,753	$16.30	2,457,212
Moderately Conservative Allocation	48,089	$15.04	723,152
Growth and Income Plus	307	$12.02	3,692
Balanced Income Plus	1,123	$16.54	18,579
Diversified Income Plus	14,514	$17.03	247,203
Opportunity Income Plus	3,680	$13.45	49,485
Partner Technology	616	$18.28	11,255
Partner Healthcare	974	$21.43	20,882
Natural Resources	1,993	$6.65	13,259
Partner Emerging Markets Equity	—	$11.74	—
Real Estate Securities	5,174	$20.27	104,882
Partner Small Cap Growth	565	$19.84	11,207
Partner Small Cap Value	1,530	$22.61	34,591
Small Cap Stock	1,209	$17.21	20,804
Small Cap Index	467	$22.09	10,328
Mid Cap Growth	495	$24.10	11,926
Partner Mid Cap Value	1,186	$21.85	25,909
Mid Cap Stock	2,448	$21.62	52,922
Mid Cap Index	774	$22.48	17,408
Partner Worldwide Allocation	8,904	$9.61	85,540
Partner All Cap	730	$20.72	15,117
Large Cap Growth	6,870	$19.61	134,732
Partner Growth Stock	194	$21.20	4,111
Large Cap Value	12,887	$17.64	227,361
Large Cap Stock	1,712	$15.44	26,436
Large Cap Index	5,211	$18.71	97,493
High Yield	3,396	$18.33	62,250
Income	5,409	$14.93	80,755
Bond Index	24,903	$13.70	341,094
Limited Maturity Bond	19,240	$11.82	227,492
Money Market	11,465	$1.03	11,828

			$6,813,405

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2014	Units	Unit Value	Assets in Accumulation Period
Years 8+ Options A and B - 1.50% Expense Ratio
Aggressive Allocation	240,837	$17.23	$4,150,096
Moderately Aggressive Allocation	599,634	$16.64	9,975,059
Moderate Allocation	1,093,285	$15.91	17,393,997
Moderately Conservative Allocation	367,788	$14.68	5,398,491
Growth and Income Plus	20,685	$11.82	244,449
Balanced Income Plus	20,119	$16.14	324,784
Diversified Income Plus	91,180	$16.62	1,515,809
Opportunity Income Plus	12,746	$13.12	167,285
Partner Technology	4,761	$17.84	84,941
Partner Healthcare	13,190	$21.08	277,989
Natural Resources	7,945	$6.54	51,978
Partner Emerging Markets Equity	5,647	$11.55	65,207
Real Estate Securities	19,176	$19.79	379,415
Partner Small Cap Growth	5,105	$19.37	98,870
Partner Small Cap Value	19,410	$22.07	428,376
Small Cap Stock	14,399	$16.79	241,823
Small Cap Index	10,353	$21.57	223,271
Mid Cap Growth	12,515	$23.52	294,340
Partner Mid Cap Value	7,695	$21.33	164,123
Mid Cap Stock	27,062	$21.10	570,993
Mid Cap Index	8,795	$21.94	192,966
Partner Worldwide Allocation	69,380	$9.45	655,477
Partner All Cap	35,007	$20.23	708,074
Large Cap Growth	31,301	$19.14	599,208
Partner Growth Stock	4,780	$20.70	98,934
Large Cap Value	32,203	$17.22	554,552
Large Cap Stock	38,407	$15.07	578,957
Large Cap Index	16,827	$18.26	307,324
High Yield	26,350	$17.89	471,489
Income	35,221	$14.57	513,243
Bond Index	18,028	$13.37	241,020
Limited Maturity Bond	28,992	$11.54	334,607
Money Market	177,789	$1.01	179,048

			$47,486,195

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2014	Units	Unit Value	Assets in Accumulation Period
Years 8+ Options A and C - 1.35% Expense Ratio
Aggressive Allocation	60,778	$17.48	$1,062,641
Moderately Aggressive Allocation	461,670	$16.88	7,792,320
Moderate Allocation	425,230	$16.14	6,864,278
Moderately Conservative Allocation	164,037	$14.89	2,443,003
Growth and Income Plus	16,791	$11.94	200,425
Balanced Income Plus	14,788	$16.38	242,222
Diversified Income Plus	44,058	$16.87	743,152
Opportunity Income Plus	2,054	$13.32	27,359
Partner Technology	3,606	$18.10	65,278
Partner Healthcare	14,774	$21.29	314,506
Natural Resources	6,378	$6.61	42,149
Partner Emerging Markets Equity	3,597	$11.66	41,958
Real Estate Securities	13,245	$20.08	265,896
Partner Small Cap Growth	2,549	$19.65	50,085
Partner Small Cap Value	4,503	$22.39	100,839
Small Cap Stock	2,690	$17.04	45,843
Small Cap Index	3,302	$21.88	72,242
Mid Cap Growth	11,678	$23.86	278,673
Partner Mid Cap Value	5,873	$21.64	127,093
Mid Cap Stock	8,678	$21.41	185,784
Mid Cap Index	3,035	$22.26	67,567
Partner Worldwide Allocation	30,513	$9.54	291,179
Partner All Cap	2,683	$20.52	55,061
Large Cap Growth	24,508	$19.42	476,021
Partner Growth Stock	11,465	$21.00	240,749
Large Cap Value	30,261	$17.47	528,723
Large Cap Stock	8,828	$15.29	135,026
Large Cap Index	9,149	$18.53	169,530
High Yield	12,992	$18.15	235,865
Income	37,001	$14.79	547,063
Bond Index	17,107	$13.56	232,061
Limited Maturity Bond	5,472	$11.71	64,076
Money Market	12,216	$1.02	12,483

			$24,021,150

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2014	Units	Unit Value	Assets in Accumulation Period
Years 8+ Options B and C - 1.55% Expense Ratio
Aggressive Allocation	846	$17.15	$14,502
Moderately Aggressive Allocation	24,168	$16.55	400,100
Moderate Allocation	13,101	$15.83	207,421
Moderately Conservative Allocation	5,776	$14.61	84,369
Growth and Income Plus	—	$11.78	—
Balanced Income Plus	—	$16.07	—
Diversified Income Plus	2,473	$16.54	40,907
Opportunity Income Plus	248	$13.06	3,238
Partner Technology	—	$17.76	—
Partner Healthcare	—	$21.01	—
Natural Resources	—	$6.52	—
Partner Emerging Markets Equity	410	$11.51	4,715
Real Estate Securities	1,550	$19.69	30,520
Partner Small Cap Growth	—	$19.27	—
Partner Small Cap Value	—	$21.96	—
Small Cap Stock	714	$16.71	11,927
Small Cap Index	1,089	$21.46	23,376
Mid Cap Growth	—	$23.41	—
Partner Mid Cap Value	—	$21.22	—
Mid Cap Stock	548	$21.00	11,497
Mid Cap Index	1,121	$21.84	24,476
Partner Worldwide Allocation	4,801	$9.42	45,208
Partner All Cap	—	$20.13	—
Large Cap Growth	1,129	$19.05	21,517
Partner Growth Stock	—	$20.60	—
Large Cap Value	959	$17.14	16,431
Large Cap Stock	1,068	$15.00	16,019
Large Cap Index	1,242	$18.18	22,574
High Yield	577	$17.81	10,276
Income	622	$14.50	9,016
Bond Index	300	$13.30	3,985
Limited Maturity Bond	772	$11.49	8,863
Money Market	21,043	$1.00	21,089

			$1,032,026

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2014	Units	Unit Value	Assets in Accumulation Period
Years 8+ Options A, B and C - 1.65% Expense Ratio
Aggressive Allocation	402,326	$16.98	$6,832,939
Moderately Aggressive Allocation	1,113,188	$16.40	18,251,182
Moderate Allocation	1,269,060	$15.68	19,899,491
Moderately Conservative Allocation	396,523	$14.47	5,736,382
Growth and Income Plus	12,635	$11.70	147,828
Balanced Income Plus	29,962	$15.91	476,722
Diversified Income Plus	60,022	$16.38	983,442
Opportunity Income Plus	10,915	$12.94	141,193
Partner Technology	5,375	$17.58	94,516
Partner Healthcare	3,454	$20.87	72,065
Natural Resources	11,097	$6.48	71,874
Partner Emerging Markets Equity	7,184	$11.43	82,134
Real Estate Securities	26,251	$19.50	511,898
Partner Small Cap Growth	2,148	$19.09	40,994
Partner Small Cap Value	16,060	$21.75	349,340
Small Cap Stock	22,474	$16.55	372,007
Small Cap Index	7,459	$21.26	158,548
Mid Cap Growth	27,013	$23.18	626,157
Partner Mid Cap Value	19,234	$21.02	404,291
Mid Cap Stock	25,317	$20.80	526,470
Mid Cap Index	13,076	$21.62	282,760
Partner Worldwide Allocation	92,306	$9.35	863,377
Partner All Cap	18,709	$19.94	372,973
Large Cap Growth	43,376	$18.87	818,391
Partner Growth Stock	19,194	$20.40	391,534
Large Cap Value	48,966	$16.97	831,044
Large Cap Stock	42,777	$14.86	635,543
Large Cap Index	14,368	$18.00	258,629
High Yield	23,978	$17.64	422,866
Income	27,205	$14.36	390,723
Bond Index	25,567	$13.18	336,888
Limited Maturity Bond	59,859	$11.38	680,899
Money Market	187,239	$0.99	185,830

			$62,250,930
Years 8+ Basic Death Benefits and Return Protection - 1.50% Expense Ratio
Moderately Conservative Allocation	71,111	$11.96	$850,565

			$850,565
Years 8+ Basic Death Benefits and Return Protection - 1.75% Expense Ratio
Moderately Aggressive Allocation	1,751,024	$16.40	$28,718,179
Moderate Allocation	2,629,644	$15.69	41,247,593
Moderately Conservative Allocation	2,447,258	$14.47	35,415,241

			$105,381,013

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2014	Units	Unit Value	Assets in Accumulation Period
Years 8+ Maximum Anniversary Death Benefit and Return Protection - 1.70% Expense Ratio
Moderately Conservative Allocation	176,049	$11.89	$2,093,223

			$2,093,223
Years 8+ Maximum Anniversary Death Benefit and Return Protection - 1.95% Expense Ratio
Moderately Aggressive Allocation	1,934,377	$16.09	$31,116,961
Moderate Allocation	3,087,578	$15.38	47,502,017
Moderately Conservative Allocation	2,918,876	$14.19	41,430,353

			$120,049,331
Years 1-7 Guaranteed Lifetime Withdrawal Benefit - 2.00% Expense Ratio
Moderately Conservative Allocation	67,920,468	$12.08	$820,676,491

			$820,676,491
Years 1-7 Guaranteed Lifetime Withdrawal Benefit - 2.50% Expense Ratio
Moderate Allocation	256,189,908	$12.09	$3,098,015,914

			$3,098,015,914
Years 1-7 Guaranteed Lifetime Withdrawal Benefit - 2.50% Expense Ratio
Moderately Aggressive Allocation	82,903,636	$11.68	$968,053,638

			$968,053,638
Years 8+ Guaranteed Lifetime Withdrawal Benefit - 1.75% Expense Ratio
Moderately Conservative Allocation	2,819,189	$12.31	$34,707,581

			$34,707,581
Years 8+ Guaranteed Lifetime Withdrawal Benefit - 2.25% Expense Ratio
Moderate Allocation	16,970,696	$12.32	$209,098,997

			$209,098,997
Years 8+ Guaranteed Lifetime Withdrawal Benefit - 2.25% Expense Ratio
Moderately Aggressive Allocation	7,082,233	$11.90	$84,255,517

			$84,255,517

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2014	Units	Unit Value	Assets in Accumulation Period
Death Claims - 2002
Aggressive Allocation	—	$16.91	$—
Moderately Aggressive Allocation	100	$16.55	1,654
Moderate Allocation	14,806	$16.03	237,414
Moderately Conservative Allocation	9,070	$14.96	135,704
Growth and Income Plus	—	$12.26	—
Balanced Income Plus	3,095	$16.60	51,378
Diversified Income Plus	86	$16.92	1,454
Opportunity Income Plus	61	$13.81	836
Partner Technology	83	$16.87	1,403
Partner Healthcare	—	$21.86	—
Natural Resources	—	$6.79	—
Partner Emerging Markets Equity	—	$11.98	—
Real Estate Securities	712	$19.19	13,655
Partner Small Cap Growth	88	$18.03	1,591
Partner Small Cap Value	24	$21.10	512
Small Cap Stock	473	$16.05	7,600
Small Cap Index	78	$20.38	1,589
Mid Cap Growth	49	$22.02	1,080
Partner Mid Cap Value	—	$20.58	—
Mid Cap Stock	766	$19.62	15,022
Mid Cap Index	33	$21.04	685
Partner Worldwide Allocation	2,309	$9.80	22,637
Partner All Cap	31	$18.99	585
Large Cap Growth	1,487	$18.52	27,536
Partner Growth Stock	134	$20.35	2,717
Large Cap Value	1,861	$17.58	32,727
Large Cap Stock	2,169	$15.15	32,870
Large Cap Index	179	$18.53	3,307
High Yield	1,502	$18.20	27,333
Income	820	$15.29	12,548
Bond Index	366	$14.08	5,142
Limited Maturity Bond	287	$12.09	3,472
Money Market	94	$1.05	99

			$642,550

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2014	Units	Unit Value	Assets in Accumulation Period
Death Claims - 2005
Aggressive Allocation	—	$16.91	$—
Moderately Aggressive Allocation	45,515	$16.55	753,106
Moderate Allocation	65,267	$16.03	1,046,527
Moderately Conservative Allocation	83,997	$14.96	1,256,693
Growth and Income Plus	222	$12.26	2,724
Balanced Income Plus	1,166	$16.60	19,364
Diversified Income Plus	1,888	$16.92	31,947
Opportunity Income Plus	98	$13.81	1,356
Partner Technology	501	$16.87	8,452
Partner Healthcare	—	$21.86	—
Natural Resources	—	$6.79	—
Partner Emerging Markets Equity	930	$11.98	11,142
Real Estate Securities	244	$19.19	4,682
Partner Small Cap Growth	1,430	$18.03	25,778
Partner Small Cap Value	792	$21.10	16,724
Small Cap Stock	367	$16.05	5,892
Small Cap Index	313	$20.38	6,371
Mid Cap Growth	2,298	$22.02	50,619
Partner Mid Cap Value	181	$20.58	3,734
Mid Cap Stock	361	$19.62	7,079
Mid Cap Index	319	$21.04	6,704
Partner Worldwide Allocation	506	$9.80	4,956
Partner All Cap	—	$18.99	—
Large Cap Growth	4,678	$18.52	86,642
Partner Growth Stock	—	$20.35	—
Large Cap Value	3,168	$17.58	55,702
Large Cap Stock	874	$15.15	13,249
Large Cap Index	1,554	$18.53	28,793
High Yield	620	$18.20	11,290
Income	1,386	$15.29	21,212
Bond Index	—	$14.08	—
Limited Maturity Bond	3,410	$12.09	41,220
Money Market	—	$1.05	—

			$3,521,958

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(8) SUBACCOUNT MERGERS

A Special Meeting of shareholders of the Thrivent Partner All Cap Growth Portfolio, Thrivent Partner All Cap Value Portfolio and Thrivent Partner Socially Responsible Stock Portfolio, each of which is a separate series of Thrivent Series Fund, Inc. (“the Fund”), was held on August 2, 2013. The Contractholders of each Subaccount voted in favor of merging the Portfolios listed below into the Thrivent Large Cap Stock Portfolio effective August 16, 2013.

	The Target Portfolio		The Acquiring Portfolio
Merger 1	Thrivent Partner All Cap Growth	→	Thrivent Large Cap Stock
Merger 2	Thrivent Partner All Cap Value	→	Thrivent Large Cap Stock
Merger 3	Thrivent Partner Socially Responsible Stock	→	Thrivent Large Cap Stock

The mergers were accomplished by tax free exchanges as detailed below:

	Net Assets as of August 16, 2013	Shares as of August 16, 2013
Target Portfolio (Merger 1)	$8,821,209	792,056
Target Portfolio (Merger 2)	$4,629,448	461,201
Target Portfolio (Merger 3)	$9,509,373	713,312
Acquiring Portfolio	$128,821,851	12,045,842

After Acquisition	$151,781,880	14,012,412

The target portfolios had the following unrealized appreciation/depreciation, accumulated net realized gains/losses and net investment income as of August 15, 2013.

Portfolio	Unrealized Appreciation (Depreciation)	Net Investment Income (loss)	Accumulated Net Realized Gain (Loss)
Thrivent Partner All Cap Growth	$(1,012,731)	$(67,990)	$2,062,482
Thrivent Partner All Cap Value	$(396,309)	$49,423	$843,680
Thrivent Partner Socially Responsible Stock	$(1,118,476)	$(36,298)	$2,168,835

Assuming the acquisition had been completed on January 1, 2013 the beginning of the annual reporting period of the Portfolios, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2013, would have been as follows:

Portfolio	Unrealized Appreciation (Depreciation)	Net Investment Income (loss)	Accumulated Net Realized Gain (Loss)
Thrivent Large Cap Stock	$27,541,443	$(283,208)	$8,760,298

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the Target Portfolio that have been included in the Acquiring Portfolio’s statement of operations since August 16, 2013.

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(8) SUBACCOUNT MERGERS - continued

Assuming the acquisition had been completed on January 1, 2012 the beginning of the annual reporting period of the Portfolios, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2012, would have been as follows:

Portfolio	Unrealized Appreciation (Depreciation)	Net Investment Income (loss)	Accumulated Net Realized Gain (Loss)
Thrivent Large Cap Stock	$15,932,164	$(516,817)	$1,526,233

PART C. OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

PART A:  None

(b)	PART B: Financial Statements of Depositor. (*)

         Financial Statements of Thrivent Variable Annuity Account I. (*)

Exhibit (b)	Description	Filed Herewith / Incorporated by reference from
1	Resolution of the Board of Directors of Thrivent Financial for Lutherans authorizing the establishment of Thrivent Variable Annuity Account I (“Registrant”)	Initial registration statement of Thrivent Variable Annuity Account I, Registration Statement No. 333-89488, filed on May 31, 2002
2	Not Applicable
3(a)	Form of Distribution Agreement with Registered Representatives	Post-Effective Amendment No. 14 to the registration statement of Registrant, Registration Statement No. 333-89488, filed on April 18, 2011
(b)	Principal Underwriting Agreement By and Between Depositor and Thrivent Investment Management Inc.	Post-Effective Amendment No. 5 to the registration statement of Registrant, Registration Statement No. 333-89488, filed on April 20, 2006
4(a)	Contract

Pre-Effective Amendment No. 1 to the registration statement of Thrivent Variable Annuity Account I, Registration Statement No. 333-89488, filed on October 1, 2002

Post-Effective Amendment No. 3 to the registration statement of Registrant, Registration Statement No. 333-89488, filed on February 24, 2005

(b)	Amendatory Agreement (Unisex Endorsement)

Initial registration statement of Thrivent Variable Annuity Account I, Registration Statement No. 333-89488, filed on May 31, 2002

Post-Effective Amendment No. 3 to the registration statement of Registrant, Registration Statement No. 333-89488, filed on February 24, 2005

(c)	403(b) Tax Sheltered Annuity Endorsement

Pre-Effective Amendment No. 1 to the registration statement of Thrivent Variable Annuity Account I, Registration Statement No. 333-89488, filed on October 1, 2002

Post-Effective Amendment No. 3 to the registration statement of Registrant, Registration Statement No. 333-89488, filed on February 24, 2005

Post-Effective Amendment No. 13 to the registration statement of Registrant, Registration Statement No. 333-89488, filed on April 19, 2010

(d)	Individual Retirement Annuity Endorsement

Pre-Effective Amendment No. 1 to the registration statement of Thrivent Variable Annuity Account I, Registration Statement No. 333-89488, filed on October 1, 2002

Post-Effective Amendment No. 3 to the registration statement of Registrant, Registration Statement No. 333-89488, filed on February 24, 2005

Post-Effective Amendment No. 13 to the registration statement of Registrant, Registration Statement No. 333-89488, filed on April 19, 2010

(e)	Roth Individual Retirement Annuity Endorsement

Pre-Effective Amendment No. 1 to the registration statement of Thrivent Variable Annuity Account I, Registration Statement No. 333-89488, filed on October 1, 2002

Post-Effective Amendment No. 3 to the registration statement of Registrant, Registration Statement No. 333-89488, filed on February 24, 2005

Post-Effective Amendment No. 13 to the registration statement of Registrant, Registration Statement No. 333-89488, filed on April 19, 2010

(f)	SIMPLE Individual Retirement Annuity Endorsement

Pre-Effective Amendment No. 1 to the registration statement of Thrivent Variable Annuity Account I, Registration Statement No. 333-89488, filed on October 1, 2002

Post-Effective Amendment No. 3 to the registration statement of Registrant, Registration Statement No. 333-89488, filed on February 24, 2005

Post-Effective Amendment No. 13 to the registration statement of Registrant, Registration Statement No. 333-89488, filed on April 19, 2010

(g)	Variable Settlement Agreement	Pre-Effective Amendment No. 1 to the registration statement of Thrivent Variable Annuity Account I, Registration Statement No. 333-89488, filed on October 1, 2002
(h)	Amendatory Agreement (In force-Return Protection Allocations)	Post-Effective Amendment No. 3 to the registration statement of Registrant, Registration Statement No. 333-89488, filed on February 24, 2005
(i)	Guaranteed Lifetime Withdrawal Benefit	Post-Effective Amendment No. 7 to the registration statement of Registrant, Registration Statement No. 333-89488, filed on May 4, 2007
(j)	Amendatory Agreement ICC13 WM-ZB-FPVA (Partial Annuitization Variable Annuity Account I 2002)	Post-Effective Amendment No. 17 to the registration statement of Registrant, Registration Statement No. 333-89488, filed on February 14, 2014.
(k)	Amendatory Agreement ICC13 WM-ZC-FPVA (Partial Annuitization Variable Annuity Account I 2005)	Post-Effective Amendment No. 17 to the registration statement of Registrant, Registration Statement No. 333-89488, filed on February 14, 2014.
5 (a)	Contract Application Form

Initial registration statement of Thrivent Variable Annuity Account I, Registration Statement No. 333-89488, filed on May 31, 2002

Post-Effective Amendment No. 3 to the registration statement of Registrant, Registration Statement No. 333-89488, filed on February 24, 2005

(b)	Application for Variable Settlement Agreement	Pre-Effective Amendment No. 1 to the registration statement of Thrivent Variable Annuity Account I, Registration Statement No. 333-89488, filed on October 1, 2002
(c)	New Account Suitability Form	Post-Effective Amendment No. 3 to the registration statement of Registrant, Registration Statement No. 333-89488, filed on February 24, 2005
6	Articles of Incorporation and Bylaws of Depositor	Post-Effective Amendment No. 13 to the registration statement of Registrant, Registration Statement No. 333-89488, filed on April 19, 2010
7	Not Applicable
8	Participation Agreement between the Depositor and the Fund as of December 15, 2003	Post-Effective Amendment No. 1 to the registration statement of Thrivent Variable Life Account I, Registration Statement No. 333-103454, filed on April 19, 2004
9	Opinion of Counsel as to the legality of the securities being registered (including written consent)	Filed herewith

10	Consent of Independent Registered Public Accounting Firm–Ernst & Young LLP	Filed herewith
10(a)	Consent of Independent Registered Public Accounting Firm – PricewaterhouseCoopers LLP	Filed herewith
11	Not Applicable
12	Not Applicable
13(a)	Power of Attorney forms for F. Mark Kuhlmann, Frank H. Moeller, Alice M. Richter, James H. Scott, Allan R. Spies, Adrian M. Tocklin	Post-Effective Amendment No. 11 to the registration statement of Registrant, Registration Statement No. 333-89488, filed on April 22, 2008
(b)	Power of Attorney forms for Frederick G. Kraegel	Post-Effective Amendment No. 12 to the registration statement of Registrant, Registration Statement No. 333-89488, filed on April 20, 2009
(c)	Power of Attorney forms for Bonnie E. Raquet and Bradford L. Hewitt	Post-Effective Amendment No. 13 to the registration statement of Registrant, Registration Statement No. 333-89488, filed on April 19, 2010
(d)	Power of Attorney forms for Kirk D. Farney and Mark A. Jeske	Post-Effective Amendment No. 15 to the registration statement of Registrant, Registration Statement No. 333-89488, filed on April 23, 2012
(e)	Power of Attorney form for Kenneth A. Carow	Post-Effective Amendment No. 16 to the registration statement of Registrant, Registration Statement No. 333- 89488, filed on April 21, 2013.
(f)	Power of Attorney form for N. Cornell Boggs III	Post-Effective Amendment No. 18 to the registration statement of Registrant, Registration Statement No. 333-89488, filed on February 14, 4, 2014.
(g)	Power of Attorney form for Kathryn V. Marinello	Filed herewith
(h)	Power of Attorney form for Eric J. Draut	Filed Herewith
14(a)	Description of Offers To Exchange Variable Annuity Contracts	Post-Effective Amendment No. 13 to the registration statement of Registrant, Registration Statement No. 333-89488, filed on April 19, 2010

(*) Filed herewith

Item 25. Directors and Officers of the Depositor

The directors, executive officers and, to the extent responsible for variable annuity operations, other officers of Depositor, are listed below. Unless otherwise indicated, their principal address is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

Name and Principal Business Address	Positions and Offices with Depositor
N. Cornell Boggs, III Dow Corning Corporation 2200 W. Salzburg Road Midland, Michigan 48686	Director
Kenneth A. Carow Kelley School of Business BS 3024F 801 W. Michigan Street Indianapolis, Indiana 46142	Director
Eric J. Draut 524 South Banbury Road Arlington Heights, Illinois 60005	Director
Kirk D. Farney 216 E. Chicago Avenue Hinsdale, Illinois 60521	Director
Rev. Mark A. Jeske St. Marcus Lutheran Church 2215 North Palmer Street Milwaukee, Wisconsin 55312-3299	Director

Frederick G. Kraegel Parham Partners LLC P.O. Box 71840 Richmond, Virginia 23255	Director
F. Mark Kuhlmann 1711 Stone Ridge Trails Drive Kirkwood, Missouri 63122	Director
Kathryn V. Marinello 107 Hispaniola Lane Bonita Springs, Florida 34134	Director
Frank H. Moeller Enovate Enterprises 8701 North Mopac Expressway, Suite 105 Austin, Texas 78759	Chair of the Board of Directors
Bonnie E. Raquet 2954 Pelican Point Circle Mound, Minnesota 55365	Director
Alice M. Richter 2774 Wilds Lane NW Prior Lake, Minnesota 55372	Director
James H. Scott 2853 Tansey Lane Chester Springs, Pennsylvania 19425	Director
Allan R. Spies 9305 E Harvard Avenue Denver, Colorado 80231	Director
Adrian M. Tocklin 4961 Bacopa Lane Suite 801 St. Petersburg, Florida 33715	Director
Bradford L. Hewitt	President and Chief Executive Officer, Director
Randall L. Boushek	Senior Vice President, Chief Financial Officer and Treasurer
Pamela J. Moret	Senior Vice President, brightpeak financial
Knut A. Olson	Senior Vice President, Financial Network
Teresa J. Rasmussen	Senior Vice President, General Counsel and Secretary
Anne deBruin Sample	Senior Vice President and Chief Human Resources Officer
Russell W. Swansen	Senior Vice President and Chief Investment Officer
James A. Thomsen	Senior Vice President and Chief Marketing Officer
Terry W. Timm	Senior Vice President, Shared Services & Administration
James M. Odland	Vice President and Chief Compliance Officer

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant

Registrant is a separate account of Depositor. The Depositor is a fraternal benefit society organized under the laws of the State of Wisconsin and is owned by and operated for its members. It has no stockholders and is not subject to the control of any affiliated persons.

The following list shows the relationship of each wholly owned direct and indirect subsidiary to Thrivent Financial for Lutherans, except as indicated below. Financial statements of Thrivent Financial will be presented on a consolidated basis.

Thrivent Financial Entities	Primary Business	State of Incorporation
Thrivent Financial	Fraternal benefit society offering financial services and products	Wisconsin

Thrivent Financial Holdings, Inc.	Holding company with no independent operations	Delaware

Thrivent Trust Company	Federally chartered limited purpose trust bank	Federal Charter

Thrivent Investment Management Inc.	Broker-dealer and investment adviser	Delaware

North Meadows Investment Ltd.	Organized for the purpose of holding and investing in real estate	Wisconsin

Thrivent Financial Investor Services Inc.	Transfer agent	Pennsylvania

Thrivent Insurance Agency Inc.	Licensed life and health agency	Minnesota

Thrivent Life Insurance Company	Life insurance company	Minnesota

Thrivent Asset Management, LLC[1]	Investment adviser	Delaware

White Rose GP I, LLC[2]	General partner	Delaware

White Rose Fund I Mezzanine Direct, L.P.[3]	Private equity fund	Delaware

White Rose Fund I Equity Direct, L.P.[3]	Private equity fund	Delaware

White Rose Fund I Fund of Funds, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose GP II, LLC[2]	General partner	Delaware

Thrivent White Rose Fund II Mezzanine Direct, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund II Equity Direct, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund II Fund of Funds, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose GP III, LLC[2]	General partner	Delaware

Thrivent White Rose Fund III Mezzanine Direct, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund III Equity Direct, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund III Fund of Funds, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose GP IV, LLC[2]	General partner	Delaware

Thrivent White Rose Fund IV Mezzanine Direct, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund IV Equity Direct, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund IV Fund of Funds, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose GP V, LLC[2]	General partner	Delaware

Thrivent White Rose Fund V Equity Direct, L.P. [3]	Private equity fund	Delaware

Thrivent White Rose Fund V Fund of Funds, L.P. [3]	Private equity fund	Delaware

Thrivent White Rose GP VI, LLC[2]	General partner	Delaware

Thrivent White Rose Fund VI Equity Direct, L.P. [3]	Private equity fund	Delaware

Thrivent White Rose Fund VI Fund of Funds, L.P. [3]	Private equity fund	Delaware

Thrivent White Rose GP VII, LLC[2]	General partner	Delaware

Thrivent White Rose Fund VII Equity Direct, L.P. [3]	Private equity fund	Delaware

Thrivent White Rose Fund VII Fund of Funds, L.P. [3]	Private equity fund	Delaware

Thrivent White Rose GP VIII, LLC[2]	General partner	Delaware

Thrivent White Rose Fund VIII Equity Direct, L.P. [3]	Private equity fund	Delaware

Thrivent White Rose Fund VIII Fund of Funds, L.P. [3]	Private equity fund	Delaware

Gold Ring Holdings, LLC	Investment subsidiary	Delaware

Twin Bridge Capital Partner, LLC[4]	Managing Member	Delaware

[1]	Thrivent Asset Management, LLC (“TAM”) is a subsidiary of both Thrivent Financial Holdings, Inc., . (“TFH”) and Thrivent Life Insurance Company (“TLIC”), both of which are wholly owned subsidiaries of Thrivent Financial. TFH and TLIC own respectively 80% and 20% of TAM’s membership interests.
[2]	Thrivent Financial owns a majority interest in the limited liability company and is also its managing member.
[3]	The Fund is organized for the purpose of holding investments in Thrivent Financial’s general account.
[4]	Thrivent Financial owns 49% of the managing member’s membership interests. Twin Bridge Capital Partners, LLC is the managing member of a general partner of limited partnerships.

The subsidiaries of Thrivent Financial are shown above. In addition, Thrivent Series Fund, Inc. is an investment company registered under the Investment Company Act of 1940, offering its shares to the separate accounts identified below; and the shares of the Fund held in connection with certain of the accounts are voted by Thrivent Financial and Thrivent Life Insurance Company in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity or variable life insurance contracts issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.

1.	Thrivent Variable Life Account I
2.	Thrivent Variable Insurance Account A
3.	Thrivent Variable Annuity Account I
4.	Thrivent Variable Annuity Account II
5.	Thrivent Variable Annuity Account A
6.	Thrivent Variable Annuity Account B
7.	TLIC Variable Insurance Account A
8.	TLIC Variable Insurance Account B
9.	TLIC Variable Annuity Account A

Item 27. Number of Contract Owners

Number of Contracts as of March 31, 2015:

	Non-Qualified	Qualified	Totals
Current Contracts (2005)	38,537	157,567	196,104
Prior Contracts (2002)	8,650	45,913	54,563

Item 28. Indemnification

Section 33 of Depositor’s Bylaws; Article VIII the Fund’s Articles of Incorporation; Section 4.01 of the Fund’s First Amended and Restated Bylaws; and Section Eight of Thrivent Investment Management Inc.’s Articles of Incorporation, contain provisions requiring the indemnification by Depositor, the Funds, and Thrivent Investment Management Inc. of their respective directors, officers and certain other individuals for any liability arising based on their duties as directors, officers or agents of the Depositor, Fund or Thrivent Investment Management Inc., unless, in the case of the Fund, such liability arises due to the willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such office.

In addition, Section XII of the Investment Advisory Agreement between the Fund and Depositor contain provisions in which the Funds and Depositor mutually agree to indemnify and hold the other party (including its officers, agents, and employees) harmless for any and all loss, cost damage and expense, including reasonable attorney’s fees, incurred by the other party arising out of their performance under the Agreement, unless such liability is incurred as a result of the party’s gross negligence, bad faith, or willful misfeasance or reckless disregard of its obligations and duties under the Agreement.

Section 8 of the Participation Agreement between Thrivent Financial, the Accounts and the Fund contains a provision in which the Fund and Thrivent Financial mutually agree to indemnify and hold the other party (including its Officers, agents, and employees) harmless for any and all loss, cost damage and expense, including reasonable attorney’s fees, incurred by the other party arising out of their performance under the Agreement, unless such liability is incurred as a result of the party’s gross negligence, bad faith, or willful misfeasance or reckless disregard of its obligations and duties under the Agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant, pursuant to the foregoing provisions or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor, the Funds, or Thrivent Investment Management Inc. of expenses incurred or paid by a director or officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Registrant in connection with the securities being registered, Depositor, the Funds, or Thrivent Investment Management Inc. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) Other activity.  Thrivent Investment Management Inc. is the principal underwriter of the Contracts.

(b) Management.  The directors and principal officers of Thrivent Investment Management Inc. are set out below. Unless otherwise indicated, the principal business address of each person named below is 625 Fourth Avenue South, Minneapolis, MN 55415.

Name and Principal Business Address	Position and Offices with Underwriter
Karen L. Larson	Director and President
Randall L. Boushek	Director
Knut A. Olson 4321 North Ballard Road Appleton, WI 54919	Director and Senior Vice President
Michael J. Fuehrmeyer 4321 North Ballard Road Appleton, WI 54919	Vice President
Michael J. Haglin	Vice President
Nikki L. Sorum	Vice President
Christopher J. Osborne	Vice President, Supervision
David J. Kloster	Vice President
Jennifer J. Pope 4321 North Ballard Road Appleton, WI 54919	Vice President
Peter Bado	Secretary and Chief Legal Officer
Andrea C. Golis	Chief Compliance Officer
Kurt S. Tureson	Director of Affiliate Finance, CFO & Treasurer
Tracy A. Salwei	Assistant Secretary
Bruce Kornaus 4321 North Ballard Road Appleton, WI 54919	Vice President, Service Operations
Kathryn A. Stelter 4321 North Ballard Road Appleton, WI 54919	Director, Mutual Fund Operations

(c)	Compensation from Registrant. Not Applicable.

Item 30.	Location of Accounts and Records

The accounts and records of Registrant are located at the offices of Depositor at 625 Fourth Avenue South, Minneapolis, Minnesota 55415 and 4321 North Ballard Road, Appleton, Wisconsin 54919.

Item 31.	Management Services

Not Applicable.

Item 32.	Undertakings

Registrant will file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in this Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

Registrant will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

Registrant understands that the restrictions imposed by Section 403(b)(11) of the Internal Revenue Code conflict with certain sections of the Investment Company Act of 1940 that are applicable to the Contracts. In this regard, Registrant is relying on a no-action letter issued on November 28, 1988 by the Office of Insurance Product and Legal Compliance of the SEC, and the requirements for such reliance have been complied with by Registrant.

Depositor hereby represents that, as to the individual flexible premium variable annuity contracts that are the subject of this registration statement, File Number 333-89488, that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Thrivent Financial for Lutherans.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and the State of Minnesota on the 29th day of April, 2015.

THRIVENT VARIABLE ANNUITY ACCOUNT I
(Registrant)

By	THRIVENT FINANCIAL FOR LUTHERANS
(Depositor)

By:	/s/ Bradford L. Hewitt
Bradford L. Hewitt
President, Chief Executive Officer and Director
(Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below.

/s/ Bradford L. Hewitt	President, Chief Executive Officer and Director (Principal Executive Officer)	April 29, 2015
Bradford L. Hewitt		Date

/s/ Randall L. Boushek Randall L. Boushek	Senior Vice President, Chief Financial Officer and Treasurer (Principal Financial Officer)	April 29, 2015 Date

A Majority of the Board of Directors:*

N. Cornell Boggs, III	Kenneth A. Carow	Eric J. Draut
Kirk D. Farney	Mark A. Jeske	Frederick G. Kraegel
F. Mark Kuhlmann	Kathryn V. Marinello	Frank H. Moeller
Bonnie E. Raquet	Alice M. Richter	James H. Scott
Allan R. Spies	Adrian M. Tocklin	Bradford L. Hewitt

* James M. Odland, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors of Thrivent Financial for Lutherans pursuant to a power of attorney duly executed by such persons.

/s/ James M. Odland	April 29, 2015
James M. Odland
Attorney-in-Fact

INDEX TO EXHIBITS

THRIVENT VARIABLE ANNUITY ACCOUNT I

The exhibits below represent only those exhibits which are newly filed with this Registration Statement. See Item 24 of Part C for exhibits not listed below.

EXHIBIT NO.
EX 99.24(b)9	Opinion and Consent of Counsel
EX 99.24(b)10	Consent of Independent Registered Public Accounting Firm – Ernst & Young LLP
EX 99.24(b)10(a)	Consent of Independent Registered Public Accounting Firm – PricewaterhouseCoopers LLP
EX 99.24(b)13(g)	Power of Attorney form – Kathryn V. Marinello
EX 99.24(b)13(h)	Power of Attorney form – Eric J. Draut